UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity Flex℠ Funds Fidelity Flex℠ Core Bond Fund Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Life of fundA
Fidelity Flex℠ Core Bond Fund	(0.30)%	2.17%

 A From March 7, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Core Bond Fund on March 7, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,324	Fidelity Flex℠ Core Bond Fund
$10,244	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds dipped below the waterline for the 12 months ending August 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. Longer-term bond yields declined through September 2017, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then generally advanced through mid-May, driven by three policy-rate hikes, plans by the U.S. Federal Reserve to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Longer-term yields moderated slightly by August 31, with spreads between shorter-term and longer-term Treasury bonds remaining tight, partly due to escalating trade tension. Within the Bloomberg Barclays index, asset-backed securities (+0.32%) topped all major market segments, followed by other securitized sectors. Conversely, safe-haven U.S. Treasury securities returned -1.54% and corporate bonds returned -1.01%. Outside the index, riskier, non-core fixed-income segments generally posted gains, while Treasury Inflation-Protected Securities (TIPS) rose 0.83%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Lead Portfolio Manager Ford O’Neil:   For the fiscal year ending August 31, 2018, the fund returned -0.30%, outpacing the -1.05% return of the Bloomberg Barclays U.S. Aggregate Bond Index. Versus the benchmark, the fund’s somewhat shorter duration helped it hold in better as interest rates rose the past 12 months. We added value via out-of-index exposure to leveraged loans and overweighting high-yield corporates, two sectors that outpaced the index. The fund’s exposure to Treasury Inflation-Protected Securities (TIPS) also contributed, as they were among the best performers in the U.S. investment-grade market.Positioning among investment-grade corporate bonds aided the relative return, as did holding a smaller stake in Treasuries than the index. Within corporates, selections among the bonds of industrial and financial companies each helped, while picks among utility companies contributed to a smaller degree. Elsewhere, holdings in taxable municipal bonds from the state of Illinois added to the fund’s relative return. Conversely, the fund’s exposure to bonds from Argentina, which performed poorly as a slump in its currency threatened to push its economy into recession, detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2018
U.S. Government and U.S. Government Agency Obligations	57.0%
AAA	2.1%
AA	0.5%
A	6.0%
BBB	17.1%
BB and Below	17.1%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*,**,***
Corporate Bonds	32.3%
U.S. Government and U.S. Government Agency Obligations	57.0%
Asset-Backed Securities	2.1%
CMOs and Other Mortgage Related Securities	1.5%
Municipal Bonds	0.9%
Other Investments	6.3%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.1)%

 * Foreign investments - 9.5%

 ** Futures and Swaps - 0.5%

 *** Written options - (0.2)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.6%
General Motors Financial Co., Inc. 4.375% 9/25/21	$200,000	$203,606
Media - 1.5%
21st Century Fox America, Inc. 7.75% 12/1/45	20,000	29,458
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	45,885
5.375% 5/1/47	55,000	51,300
Comcast Corp.:
3.9% 3/1/38	6,000	5,555
3.969% 11/1/47	18,000	16,294
3.999% 11/1/49	21,000	18,912
4% 3/1/48	11,000	9,938
4.6% 8/15/45	15,000	14,749
4.65% 7/15/42	14,000	13,917
6.45% 3/15/37	15,000	18,135
NBCUniversal, Inc.:
4.45% 1/15/43	11,000	10,575
5.95% 4/1/41	8,000	9,269
Time Warner Cable, Inc.:
4% 9/1/21	80,000	80,621
7.3% 7/1/38	120,000	139,425
Time Warner, Inc. 6.2% 3/15/40	40,000	43,126
		507,159

TOTAL CONSUMER DISCRETIONARY		710,765

CONSUMER STAPLES - 0.9%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	45,000	44,477
4.7% 2/1/36	125,000	126,714
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	27,000	26,491
		197,682
Tobacco - 0.3%
Reynolds American, Inc. 7.25% 6/15/37	75,000	94,112

TOTAL CONSUMER STAPLES		291,794

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	28,000	34,884
8.125% 9/15/30	26,000	33,584
Anadarko Finance Co. 7.5% 5/1/31	40,000	50,076
Anadarko Petroleum Corp.:
5.55% 3/15/26	40,000	42,984
6.6% 3/15/46	30,000	36,105
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	24,828
5.85% 2/1/35	25,000	28,132
Cenovus Energy, Inc. 4.25% 4/15/27	24,000	23,182
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	25,246
5.8% 6/1/45	10,000	11,158
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	45,000	41,400
DCP Midstream Operating LP 3.875% 3/15/23	20,000	19,500
Enbridge, Inc.:
4.25% 12/1/26	25,000	25,110
5.5% 12/1/46	25,000	28,035
Encana Corp. 6.625% 8/15/37	15,000	17,916
Energy Transfer Partners LP:
4.2% 9/15/23	6,000	6,070
4.95% 6/15/28	22,000	22,444
5.8% 6/15/38	12,000	12,406
6% 6/15/48	8,000	8,490
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,065
Kinder Morgan Energy Partners LP 6.55% 9/15/40	65,000	73,317
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	36,385
MPLX LP:
4.5% 7/15/23	10,000	10,281
4.875% 12/1/24	14,000	14,535
Petrobras Global Finance BV:
6.125% 1/17/22	50,000	51,050
7.25% 3/17/44	110,000	100,760
7.375% 1/17/27	90,000	89,253
Petroleos Mexicanos:
4.625% 9/21/23	330,000	324,324
5.625% 1/23/46	40,000	32,956
6.35% 2/12/48 (a)	55,000	48,813
6.5% 3/13/27	20,000	20,248
6.75% 9/21/47	210,000	194,393
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	44,000	43,023
The Williams Companies, Inc.:
4.55% 6/24/24	70,000	71,445
5.75% 6/24/44	35,000	37,625
Western Gas Partners LP:
4.65% 7/1/26	35,000	35,037
4.75% 8/15/28	6,000	5,971
5.375% 6/1/21	48,000	49,740
Williams Partners LP 4.3% 3/4/24	100,000	101,190
		1,851,961
FINANCIALS - 10.2%
Banks - 4.5%
Bank of America Corp.:
3.004% 12/20/23 (b)	66,000	64,251
3.5% 4/19/26	160,000	155,758
3.705% 4/24/28 (b)	29,000	28,037
Barclays PLC 4.375% 1/12/26	200,000	195,348
CIT Group, Inc. 6.125% 3/9/28	30,000	31,350
Citigroup, Inc.:
2.4% 2/18/20	62,000	61,428
2.876% 7/24/23 (b)	43,000	41,750
3.142% 1/24/23 (b)	23,000	22,669
4.3% 11/20/26	9,000	8,874
4.4% 6/10/25	74,000	74,148
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	248,442
JPMorgan Chase & Co.:
2.95% 10/1/26	135,000	126,333
3.797% 7/23/24 (b)	35,000	35,118
4.35% 8/15/21	125,000	128,736
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	165,504
6% 12/19/23	75,000	78,202
6.125% 12/15/22	80,000	83,909
		1,549,857
Capital Markets - 3.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	22,395
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	97,722
4.1% 1/13/26	100,000	95,626
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	166,243
3.2% 2/23/23	35,000	34,379
3.691% 6/5/28 (b)	170,000	162,138
3.75% 5/22/25	50,000	49,221
3.814% 4/23/29 (b)	75,000	71,682
6.75% 10/1/37	13,000	15,688
Moody's Corp.:
3.25% 1/15/28	10,000	9,485
4.875% 2/15/24	9,000	9,457
Morgan Stanley:
3.125% 7/27/26	171,000	159,751
3.737% 4/24/24 (b)	115,000	114,549
5% 11/24/25	35,000	36,384
5.625% 9/23/19	100,000	102,799
5.75% 1/25/21	150,000	158,359
		1,305,878
Consumer Finance - 0.9%
Capital One Financial Corp.:
2.5% 5/12/20	125,000	123,711
3.8% 1/31/28	22,000	20,936
Discover Financial Services:
3.95% 11/6/24	80,000	78,406
4.1% 2/9/27	76,000	73,634
Synchrony Financial 3.95% 12/1/27	30,000	27,335
		324,022
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	6,000	5,980
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	33,660
3.85% 2/1/25	40,000	38,860
Voya Financial, Inc. 3.125% 7/15/24	12,000	11,414
		89,914
Insurance - 0.7%
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	53,654
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	45,450
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	79,678
Unum Group 3.875% 11/5/25	50,000	48,746
		227,528

TOTAL FINANCIALS		3,497,199

HEALTH CARE - 1.5%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	25,000	24,415
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 3.7% 6/6/27	18,000	17,236
Health Care Providers & Services - 0.8%
CVS Health Corp.:
4.1% 3/25/25	55,000	55,063
4.3% 3/25/28	64,000	63,518
4.78% 3/25/38	29,000	28,849
5.05% 3/25/48	42,000	42,565
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	5,000	5,014
4.272% 8/28/23 (a)	18,000	18,075
4.9% 8/28/28 (a)	7,000	7,053
HCA Holdings, Inc. 6.5% 2/15/20	50,000	51,900
		272,037
Pharmaceuticals - 0.6%
Actavis Funding SCS 3.45% 3/15/22	40,000	39,692
Mylan NV:
3.15% 6/15/21	50,000	49,258
3.95% 6/15/26	20,000	18,967
4.55% 4/15/28 (a)	20,000	19,553
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	55,000	53,147
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	10,000	8,849
Zoetis, Inc. 3.45% 11/13/20	15,000	15,079
		204,545

TOTAL HEALTH CARE		518,233

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	39,894
Trading Companies & Distributors - 0.5%
Air Lease Corp. 3.875% 7/3/23	38,000	37,779
International Lease Finance Corp. 5.875% 8/15/22	100,000	106,474
		144,253

TOTAL INDUSTRIALS		184,147

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Corporate Office Properties LP 5.25% 2/15/24	157,000	162,990
DDR Corp. 4.625% 7/15/22	65,000	66,825
Duke Realty LP 3.625% 4/15/23	50,000	49,756
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	165,000	164,948
4.5% 1/15/25	6,000	5,939
4.75% 1/15/28	59,000	58,083
Ventas Realty LP:
3.5% 2/1/25	65,000	62,698
4% 3/1/28	11,000	10,766
WP Carey, Inc. 4% 2/1/25	28,000	27,511
		609,516
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	102,746
3.95% 11/15/27	24,000	22,960
Digital Realty Trust LP:
4.75% 10/1/25	45,000	46,606
5.25% 3/15/21	30,000	31,172
Liberty Property LP 4.4% 2/15/24	40,000	40,819
Mack-Cali Realty LP 3.15% 5/15/23	50,000	44,254
		288,557

TOTAL REAL ESTATE		898,073

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
3.6% 2/17/23	95,000	94,527
4.45% 4/1/24	3,000	3,072
6.3% 1/15/38	50,000	55,043
Verizon Communications, Inc.:
3.85% 11/1/42	6,000	5,157
4.522% 9/15/48	10,000	9,387
4.862% 8/21/46	16,000	15,812
5.012% 4/15/49	37,000	37,112
5.012% 8/21/54	85,000	82,790
5.5% 3/16/47	11,000	11,860
		314,760
UTILITIES - 0.7%
Electric Utilities - 0.5%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	45,890
7.375% 11/15/31	85,000	110,162
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	9,666
		165,718
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	80,000	86,600

TOTAL UTILITIES		252,318

TOTAL NONCONVERTIBLE BONDS
(Cost $8,688,006)		8,519,250

U.S. Government and Government Agency Obligations - 36.2%
U.S. Treasury Inflation-Protected Obligations - 7.2%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	699,413	692,689
U.S. Treasury Inflation-Indexed Notes:
0.375% 1/15/27	$1,382,214	$1,336,954
0.375% 7/15/27	432,655	418,928

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,448,571

U.S. Treasury Obligations - 29.0%
U.S. Treasury Bonds:
2.75% 11/15/47	429,000	406,008
3% 5/15/47	24,000	23,883
3% 8/15/48	918,000	913,374
U.S. Treasury Notes:
1.75% 6/30/22	655,000	631,614
1.875% 3/31/22	5,354,000	5,198,399
2.125% 11/30/24	336,000	323,098
2.25% 12/31/24	595,000	576,081
2.25% 2/15/27	68,000	64,948
2.5% 3/31/23	1,150,000	1,137,781
2.75% 2/28/25	500,000	498,535
2.75% 2/15/28	180,000	178,221

TOTAL U.S. TREASURY OBLIGATIONS		9,951,942

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,617,300)		12,400,513

U.S. Government Agency - Mortgage Securities - 1.6%
Fannie Mae - 1.6%
3% 9/1/48 (c)	100,000	96,729
3% 9/1/48 (c)	25,000	24,182
3.5% 9/1/48 (c)	325,000	323,056
4% 9/1/48 (c)	25,000	25,450
4% 9/1/48 (c)	75,000	76,350

TOTAL FANNIE MAE

(Cost $544,156)		545,767

Asset-Backed Securities - 1.8%
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	$49,625	$48,656
Class A2II, 4.03% 11/20/47 (a)	49,625	49,123
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.4214% 11/25/26 (a)(b)(d)	64,348	64,110
Hyundai Auto Receivables Trust Series 2018-A Class A3, 2.79% 7/15/22	38,000	37,872
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	100,000	100,071
Nationstar HECM Loan Trust:
Series 2018-1A Class A, 2.76% 2/25/28 (a)	66,339	66,329
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	92,921	92,921
Securitized Term Auto Receivables Trust Series 2018-1A Class A3, 3.068% 1/25/22 (a)	100,000	99,943
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.500% 2.5827% 7/17/23(a)(b)(d)	60,000	60,169
TOTAL ASSET-BACKED SECURITIES
(Cost $620,600)		619,194

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.1137% 1/25/37 (a)(b)	23,903	24,263
CSMC Trust Series 2009-5R Class 2A2, 3.9325% 6/25/36 (a)(b)	5,563	5,556
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	25,693	25,439
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	18,333	18,163

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $74,011)		73,421

Commercial Mortgage Securities - 1.3%
COMM Mortgage Trust:
Series 2014-CR17 Class XA, 1.2424% 5/10/47 (b)(e)	96,573	3,866
Series 2015-DC1 Class XA, 1.2777% 2/10/48 (b)(e)	869,580	41,424
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.3127% 12/15/30 (a)(b)(d)	76,000	76,237
GAHR Commercial Mortgage Trust Series 2015-NRF Class DFX, 3.4949% 12/15/34 (a)(b)	125,000	124,409
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class DFX, 5.3503% 7/5/33 (a)	10,000	10,351
Class EFX, 5.5422% 7/5/33 (a)	10,000	10,224
Morgan Stanley Capital I Trust floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.35% 6/15/35 (a)(b)(d)	23,000	23,000
Class C, 1 month U.S. LIBOR + 1.500% 3.6% 6/15/35 (a)(b)(d)	56,000	56,001
MSCG Trust Series 2016-SNR Class C, 5.205% 11/15/34 (a)	21,250	21,191
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.1627% 3/15/33 (a)(b)(d)	43,885	44,035
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 1.2268% 8/15/47 (b)(e)	932,617	42,186
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $468,364)		452,924

Municipal Securities - 0.9%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	127,582
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$125,000	$120,638
Series 2010-3, 5.547% 4/1/19	70,000	70,783
TOTAL MUNICIPAL SECURITIES
(Cost $311,072)		319,003

Foreign Government and Government Agency Obligations - 0.5%
Argentine Republic 5.875% 1/11/28	$100,000	$72,650
Dominican Republic 5.95% 1/25/27 (a)	100,000	101,875
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $204,974)		174,525
	Shares	Value

Fixed-Income Funds - 31.6%
Fidelity Floating Rate Central Fund (f)	18,252	1,879,588
Fidelity Mortgage Backed Securities Central Fund (f)	57,268	6,034,862
Fidelity Specialized High Income Central Fund (f)	29,257	2,920,771
TOTAL FIXED-INCOME FUNDS
(Cost $11,036,423)		10,835,221

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.97% (g)
(Cost $662,902)	662,770	662,902
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $35,227,808)		34,602,720
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(329,475)
NET ASSETS - 100%		$34,273,245

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,441,180 or 4.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,215
Fidelity Floating Rate Central Fund	89,739
Fidelity Mortgage Backed Securities Central Fund	144,337
Fidelity Specialized High Income Central Fund	178,680
Total	$426,971

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$1,244,345	$639,738	$--	$--	$(4,495)	$1,879,588	0.1%
Fidelity Mortgage Backed Securities Central Fund	4,765,339	1,966,433	532,238	(4,663)	(160,009)	6,034,862	0.1%
Fidelity Specialized High Income Central Fund	2,034,874	1,003,681	--	--	(117,784)	2,920,771	0.4%
Total	$8,044,558	$3,609,852	$532,238	$(4,663)	$(282,288)	$10,835,221

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$8,519,250	$--	$8,519,250	$--
U.S. Government and Government Agency Obligations	12,400,513	--	12,400,513	--
U.S. Government Agency - Mortgage Securities	545,767	--	545,767	--
Asset-Backed Securities	619,194	--	619,194	--
Collateralized Mortgage Obligations	73,421	--	73,421	--
Commercial Mortgage Securities	452,924	--	452,924	--
Municipal Securities	319,003	--	319,003	--
Foreign Government and Government Agency Obligations	174,525	--	174,525	--
Fixed-Income Funds	10,835,221	10,835,221	--	--
Money Market Funds	662,902	662,902	--	--
Total Investments in Securities:	$34,602,720	$11,498,123	$23,104,597	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $23,528,483)	$23,104,597
Fidelity Central Funds (cost $11,699,325)	11,498,123
Total Investment in Securities (cost $35,227,808)		$34,602,720
Cash		83,127
Receivable for fund shares sold		24,606
Interest receivable		180,252
Distributions receivable from Fidelity Central Funds		1,081
Total assets		34,891,786
Liabilities
Payable for investments purchased
Regular delivery	$64,107
Delayed delivery	544,156
Payable for fund shares redeemed	10,278
Total liabilities		618,541
Net Assets		$34,273,245
Net Assets consist of:
Paid in capital		$34,988,005
Undistributed net investment income		53,209
Accumulated undistributed net realized gain (loss) on investments		(142,881)
Net unrealized appreciation (depreciation) on investments		(625,088)
Net Assets, for 3,490,207 shares outstanding		$34,273,245
Net Asset Value, offering price and redemption price per share ($34,273,245 ÷ 3,490,207 shares)		$9.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Interest		$691,258
Income from Fidelity Central Funds		379,282
Total income		1,070,540
Expenses
Independent trustees' fees and expenses	$130
Commitment fees	90
Total expenses		220
Net investment income (loss)		1,070,320
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(162,092)
Fidelity Central Funds	(4,663)
Capital gain distributions from Fidelity Central Funds	47,689
Total net realized gain (loss)		(119,066)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(742,363)
Fidelity Central Funds	(282,288)
Total change in net unrealized appreciation (depreciation)		(1,024,651)
Net gain (loss)		(1,143,717)
Net increase (decrease) in net assets resulting from operations		$(73,397)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	For the period March 7, 2017 (commencement of operations) to August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,070,320	$374,647
Net realized gain (loss)	(119,066)	134,165
Change in net unrealized appreciation (depreciation)	(1,024,651)	399,563
Net increase (decrease) in net assets resulting from operations	(73,397)	908,375
Distributions to shareholders from net investment income	(1,042,939)	(344,679)
Distributions to shareholders from net realized gain	(160,473)	–
Total distributions	(1,203,412)	(344,679)
Share transactions
Proceeds from sales of shares	48,985,193	27,990,779
Reinvestment of distributions	1,203,412	344,679
Cost of shares redeemed	(43,441,240)	(96,465)
Net increase (decrease) in net assets resulting from share transactions	6,747,365	28,238,993
Total increase (decrease) in net assets	5,470,556	28,802,689
Net Assets
Beginning of period	28,802,689	–
End of period	$34,273,245	$28,802,689
Other Information
Undistributed net investment income end of period	$53,209	$28,153
Shares
Sold	4,932,002	2,794,789
Issued in reinvestment of distributions	120,969	33,972
Redeemed	(4,382,030)	(9,495)
Net increase (decrease)	670,941	2,819,266

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Core Bond Fund

Years ended August 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.323	.145
Net realized and unrealized gain (loss)	(.355)	.209
Total from investment operations	(.032)	.354
Distributions from net investment income	(.316)	(.134)
Distributions from net realized gain	(.052)	–
Total distributions	(.368)	(.134)
Net asset value, end of period	$9.82	$10.22
Total ReturnC,D	(.30)%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	- %H
Expenses net of fee waivers, if anyG	-%	- %H
Expenses net of all reductionsG	-%	- %H
Net investment income (loss)	3.26%	2.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$34,273	$28,803
Portfolio turnover rateI	44%	60%J

 A For the period March 7, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity Flex Core Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options	Less than .005%
Fidelity Specialized High Income Central Fund	FMRC	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$56,294
Gross unrealized depreciation	(685,690)
Net unrealized appreciation (depreciation)	$(629,396)
Tax Cost	$35,232,116

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$36,082
Net unrealized appreciation (depreciation) on securities and other investments	$(629,396)

The Fund intends to elect to defer to its next fiscal year $121,445 of capital losses recognized during the period November 1, 2017 to August 31, 2018.

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017(a)
Ordinary Income	$1,184,350	$ 344,679
Long-term Capital Gains	19,062	–
Total	$1,203,412	$ 344,679

 (a) For the period March 7, 2017 (commencement of operations) to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,401,996 and $1,771,411, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $90 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Flex Core Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Core Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018 and the statement of changes in net assets and the financial highlights for the year ended August 31, 2018 and for the period March 7, 2017 (commencement of operations) through August 31, 2017, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year ended August 31, 2018, and the changes in its net assets and the financial highlights for the year ended August 31, 2018 and for the period March 7, 2017 (commencement of operations) through August 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	- %-C	$1,000.00	$1,012.70	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2018, $19,062, or, if subsequently determined to be different, the net capital gain of such year.

A total of 27.13% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $693,235 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZCD-ANN-1018
1.9881607.101

Fidelity Advisor® Government Income Fund - Class A, Class M, Class C and Class I Annual Report August 31, 2018 Class A, Class M, Class C and Class I are classes of Fidelity® Government Income Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(5.81)%	0.56%	2.19%
Class M (incl. 4.00% sales charge)	(5.80)%	0.57%	2.20%
Class C (incl. contingent deferred sales charge)	(3.61)%	0.61%	1.83%
Class I	(1.61)%	1.66%	2.87%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Class A on August 31, 2008, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Government Bond Index performed over the same period.

Period Ending Values
$12,415	Fidelity Advisor® Government Income Fund - Class A
$13,179	Bloomberg Barclays U.S. Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds dipped below the waterline for the 12 months ending August 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. Longer-term bond yields declined through September 2017, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then generally advanced through mid-May, driven by three policy-rate hikes, plans by the U.S. Federal Reserve to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Longer-term yields moderated slightly by August 31, with spreads between shorter-term and longer-term Treasury bonds remaining tight, partly due to escalating trade tension. Within the Bloomberg Barclays index, asset-backed securities (+0.32%) topped all major market segments, followed by other securitized sectors. Conversely, safe-haven U.S. Treasury securities returned -1.54% and corporate bonds returned -1.01%. Outside the index, riskier, non-core fixed-income segments generally posted gains, while Treasury Inflation-Protected Securities (TIPS) rose 0.83%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the annual reporting period ending August 31, 2018, the fund’s share classes (excluding sales charges, if applicable) produced a slightly negative return that trailed, net of fees, the -1.26% return of the Bloomberg Barclays 75% U.S. Government/25% U.S. MBS Blended Index. Our yield-curve positioning worked to the fund’s advantage versus the index. An overweighting in bonds with exposure to 10-year interest rates and an underweighting in securities with exposure to two-year rates proved helpful. Security selection also was beneficial, particularly our choices among mortgage-backed securities (MBS). In particular, an overweighting in premium-coupon bonds made up of mortgages with interest rates 4% and higher contributed. Elsewhere, outsized exposure to securities issued by the U.S. Agency for International Development was another plus. In addition, the fund’s stake in swaptions provided a slight boost. As for sector selection, underweighting agency debentures cost us some ground versus the index. Overweighting commercial mortgage-backed securities (CMBS) issued by Freddie Mac also modestly detracted from the relative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On December 1, 2017, Sean Corcoran became Co-Manager of the fund, replacing Lead Manager William Irving.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of August 31, 2018

% of fund's investments
Zero coupon bonds	0.4
0.01 - 0.99%	0.0
1 - 1.99%	14.6
2 - 2.99%	36.8
3 - 3.99%	27.9
4 - 4.99%	13.8
5 - 5.99%	7.8
6 - 6.99%	0.7
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*,**,***
Mortgage Securities	25.3%
CMOs and Other Mortgage Related Securities	31.1%
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations†	2.3%
Foreign Government & Government Agency Obligations	3.8%
Asset-Backed Securities	3.6%
Short-Term Investments and Net Other Assets (Liabilities)††	(3.4)%

 * Foreign investments – 3.8%

 ** Futures and Swaps – 10.2%

 *** Written options – (4.3)%

 † Includes NCUA Guaranteed Notes

 †† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 39.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.875% 8/2/19	$131	$129
1% 2/26/19	326	324
1.125% 12/14/18	240	239
Tennessee Valley Authority:
5.25% 9/15/39	2,807	3,498
5.375% 4/1/56	3,438	4,623
		8,813
U.S. Treasury Obligations - 37.3%
U.S. Treasury Bonds:
stripped coupon 2/15/34	23,210	14,560
2.5% 2/15/46	28,232	25,455
2.75% 8/15/47	49,596	46,948
2.75% 11/15/47	4,400	4,164
2.875% 8/15/45	108,041	105,050
3% 11/15/44	29,032	28,908
3% 11/15/45	26,406	26,294
3% 5/15/47	15,900	15,822
3% 8/15/48	24,717	24,592
3.625% 2/15/44	39,531	43,750
4.75% 2/15/37 (a)	42,044	52,992
5% 5/15/37 (a)(b)	27,242	35,365
U.S. Treasury Notes:
1.125% 9/30/21	48,467	46,216
1.375% 8/31/20	5,000	4,878
1.375% 1/31/21	22,500	21,821
1.375% 4/30/21	15,000	14,498
1.375% 5/31/21	17,000	16,411
1.5% 7/15/20	7,125	6,979
1.5% 8/15/26	9,629	8,716
1.625% 7/31/20	20,000	19,626
1.625% 8/31/22	17,293	16,568
1.625% 5/31/23	8,377	7,961
1.75% 10/31/20	2,405	2,360
1.75% 12/31/20	31,701	31,051
1.75% 6/30/22	34,052	32,836
1.875% 1/31/22	45,770	44,508
1.875% 3/31/22	45,561	44,237
1.875% 7/31/22	85,036	82,322
1.875% 9/30/22	28,814	27,855
2% 9/30/20	15,143	14,947
2% 12/31/21	78,894	77,091
2% 7/31/22	18,845	18,332
2% 10/31/22	10,000	9,709
2% 8/15/25 (a)	12,238	11,603
2% 11/15/26	12,579	11,804
2.125% 6/30/21	22,000	21,661
2.125% 12/31/21	2,000	1,962
2.125% 6/30/22	146	143
2.125% 12/31/22	59,329	57,825
2.125% 7/31/24	77,525	74,721
2.125% 5/15/25	18,702	17,915
2.25% 7/31/21	7,021	6,933
2.25% 12/31/24	27,679	26,799
2.25% 2/15/27	3,000	2,865
2.25% 11/15/27	8,251	7,843
2.375% 4/15/21	62,750	62,257
2.375% 5/15/27	2,200	2,120
2.625% 6/30/23	16,402	16,309
2.75% 4/30/23	30,920	30,919
2.75% 6/30/25	50,818	50,612
2.75% 2/15/28	1,980	1,960
		1,379,073
Other Government Related - 2.1%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.4211% 12/7/20 (NCUA Guaranteed) (c)(d)	2,283	2,286
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	75,188
		77,474
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,499,095)		1,465,360

U.S. Government Agency - Mortgage Securities - 4.3%
Fannie Mae - 3.3%
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)	64	67
12 month U.S. LIBOR + 1.523% 3.542% 3/1/36 (c)(d)	242	251
12 month U.S. LIBOR + 1.551% 2.482% 2/1/44 (c)(d)	259	267
12 month U.S. LIBOR + 1.553% 2.584% 5/1/44 (c)(d)	759	781
12 month U.S. LIBOR + 1.553% 4.279% 6/1/36 (c)(d)	70	73
12 month U.S. LIBOR + 1.558% 2.668% 2/1/44 (c)(d)	312	320
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)	109	114
12 month U.S. LIBOR + 1.570% 2.535% 5/1/44 (c)(d)	489	503
12 month U.S. LIBOR + 1.574% 2.633% 4/1/44 (c)(d)	1,148	1,186
12 month U.S. LIBOR + 1.580% 2.466% 4/1/44 (c)(d)	518	535
12 month U.S. LIBOR + 1.580% 2.526% 1/1/44 (c)(d)	508	526
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (c)(d)	189	196
12 month U.S. LIBOR + 1.728% 3.923% 11/1/36 (c)(d)	45	47
12 month U.S. LIBOR + 1.741% 3.533% 3/1/40 (c)(d)	963	1,011
12 month U.S. LIBOR + 1.745% 3.681% 7/1/35 (c)(d)	110	115
12 month U.S. LIBOR + 1.800% 2.722% 1/1/42 (c)(d)	672	701
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (c)(d)	173	182
12 month U.S. LIBOR + 1.818% 2.691% 2/1/42 (c)(d)	883	920
12 month U.S. LIBOR + 1.818% 3.05% 9/1/41 (c)(d)	83	86
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (c)(d)	114	118
12 month U.S. LIBOR + 1.830% 3.381% 10/1/41 (c)(d)	75	78
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (c)(d)	38	40
6 month U.S. LIBOR + 1.475% 3.647% 10/1/33 (c)(d)	57	58
6 month U.S. LIBOR + 1.510% 3.86% 2/1/33 (c)(d)(e)	46	47
6 month U.S. LIBOR + 1.535% 3.58% 12/1/34 (c)(d)	90	92
6 month U.S. LIBOR + 1.535% 3.795% 3/1/35 (c)(d)	52	54
6 month U.S. LIBOR + 1.556% 3.654% 10/1/33 (c)(d)	31	32
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (c)(d)	31	32
U.S. TREASURY 1 YEAR INDEX + 1.965% 3.715% 2/1/36 (c)(d)	45	47
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)	36	38
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.539% 10/1/33 (c)(d)	76	80
3.5% 7/1/32	9,892	9,967
3.5% 9/1/48 (f)	7,500	7,455
4% 2/1/45 to 3/1/48	7,912	8,064
4% 9/1/48 (f)	22,150	22,549
4% 9/1/48 (f)	25,300	25,755
4.5% 11/1/25 to 6/1/41	6,524	6,775
5.5% 12/1/39 to 5/1/44	26,035	28,379
6% 1/1/34 to 6/1/36	3,980	4,400
6.5% 3/1/22 to 5/1/27	183	198
9.5% 10/1/20	2	2
11.5% 1/15/21	0	0
		122,141
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.754% 3.218% 9/1/41 (c)(d)	859	887
12 month U.S. LIBOR + 1.874% 4.125% 10/1/42 (c)(d)	514	535
12 month U.S. LIBOR + 1.877% 4.204% 4/1/41 (c)(d)	73	75
12 month U.S. LIBOR + 1.880% 3.06% 10/1/41 (c)(d)	1,317	1,371
12 month U.S. LIBOR + 1.880% 3.173% 9/1/41 (c)(d)	87	90
12 month U.S. LIBOR + 1.910% 4.355% 5/1/41 (c)(d)	148	154
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (c)(d)	102	108
12 month U.S. LIBOR + 1.910% 4.586% 6/1/41 (c)(d)	144	150
12 month U.S. LIBOR + 1.910% 4.654% 6/1/41 (c)(d)	88	91
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)	237	250
12 month U.S. LIBOR + 2.084% 3.896% 3/1/33 (c)(d)	6	6
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (c)(d)	152	156
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (c)(d)	57	59
6 month U.S. LIBOR + 2.656% 4.837% 10/1/35 (c)(d)	100	106
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.842% 2/1/36 (c)(d)	10	11
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (c)(d)	472	500
3% 11/1/33	6,357	6,286
3.5% 7/1/32	3,481	3,508
4% 5/1/47 to 7/1/47	3,930	4,007
4.5% 5/1/39 to 10/1/41	2,155	2,262
5.5% 7/1/29	12	13
6% 1/1/24	668	699
9.5% 11/1/19 to 8/1/21	1	2
		21,326
Ginnie Mae - 0.4%
6% 6/15/36	3,255	3,627
4.3% 8/20/61 (c)(g)	649	651
4.611% 2/20/62 (c)(g)	1,270	1,284
4.671% 2/20/62 (c)(g)	1,447	1,458
4.714% 1/20/62 (c)(g)	7,728	7,786
5.47% 8/20/59 (c)(g)	14	14
		14,820
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $158,832)		158,287

Asset-Backed Securities - 3.2%
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.4414% 5/25/25 (c)(d)	$1,706	$1,703
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.4814% 5/28/30 (c)(d)	2,107	2,106
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.4714% 2/25/32 (c)(d)	1,994	1,992
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 3.3853% 4/25/22 (c)(d)	337	338
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.3648% 7/26/66 (c)(d)(h)	6,410	6,415
Class A2, 1 month U.S. LIBOR + 0.600% 2.6648% 7/26/66 (c)(d)(h)	14,550	14,632
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.2548% 3/25/67 (c)(d)(h)	10,667	10,667
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 2.4353% 1/25/30 (c)(d)	5,938	5,934
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.5689% 7/28/21 (c)(d)	18,820	18,824
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.8053% 1/26/26 (c)(d)	56,092	56,288
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	458	464
Series 2002-20K Class 1, 5.08% 11/1/22	705	719
Series 2004-20H Class 1, 5.17% 8/1/24	298	308
TOTAL ASSET-BACKED SECURITIES
(Cost $120,199)		120,390

Collateralized Mortgage Obligations - 16.4%
U.S. Government Agency - 16.4%
Fannie Mae:
floater:	$	$
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.0448% 8/25/31 (c)(d)	67	68
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.6774% 11/18/31 (c)(d)	63	64
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.0648% 4/25/32 (c)(d)	29	29
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.0648% 11/25/32 (c)(d)	58	60
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.9948% 6/25/36(c)(d)	4,307	4,385
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	711	724
Series 2005-64 Class PX, 5.5% 6/25/35	1,083	1,134
Series 2005-68 Class CZ, 5.5% 8/25/35	3,444	3,734
Series 2006-45 Class OP 6/25/36 (i)	583	492
Series 2010-118 Class PB, 4.5% 10/25/40	4,750	4,910
Series 2012-149:
Class DA, 1.75% 1/25/43	872	829
Class GA, 1.75% 6/25/42	871	827
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	558	577
Series 2004-91 Class Z, 5% 12/25/34	4,025	4,293
Series 2005-117 Class JN, 4.5% 1/25/36	269	278
Series 2005-14 Class ZB, 5% 3/25/35	1,252	1,335
Series 2006-72 Class CY, 6% 8/25/26	2,365	2,497
Series 2009-59 Class HB, 5% 8/25/39	1,816	1,937
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	106	3
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	134	3
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	2,471	235
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.9848% 3/25/36 (c)(d)	2,622	2,686
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	457	17
Series 2012-27 Class EZ, 4.25% 3/25/42	6,619	6,827
Series 2016-26 Class CG, 3% 5/25/46	17,190	16,999
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.6627% 2/15/32 (c)(d)	38	38
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 2.9627% 10/15/33 (c)(d)	1,981	2,023
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.9627% 2/15/33 (c)(d)	1,232	1,257
planned amortization class:
Series 1141 Class G, 9% 9/15/21	18	19
Series 2682 Class LD, 4.5% 10/15/33	540	561
Series 3415 Class PC, 5% 12/15/37	364	384
Series 3840 Class VA, 4.5% 9/15/27	1,853	1,865
Series 3857 Class ZP, 5% 5/15/41	3,144	3,527
Series 4135 Class AB, 1.75% 6/15/42	652	619
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	6,117	6,632
Series 2587 Class AD, 4.71% 3/15/33	2,100	2,170
Series 2773 Class HC, 4.5% 4/15/19	1	1
Series 2877 Class ZD, 5% 10/15/34	4,900	5,224
Series 3007 Class EW, 5.5% 7/15/25	3,818	4,007
Series 3745 Class KV, 4.5% 12/15/26	5,737	5,953
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,336
Series 3889 Class DZ, 4% 1/15/41	36,213	37,281
Series 3843 Class PZ, 5% 4/15/41	2,690	2,984
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	5,259	5,371
Series 4341 Class ML, 3.5% 11/15/31	8,043	8,123
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2018-3 Class MA, 3.5% 8/25/57	36,795	36,600
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	4,938	4,942
Class A2, 3.5% 6/25/28	1,570	1,549
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.5574% 1/20/38 (c)(d)	198	199
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.9374% 8/20/38 (c)(d)	1,541	1,569
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.9774% 9/20/38 (c)(d)	1,305	1,334
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.6635% 11/16/39 (c)(d)	779	786
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.6499% 9/20/61 (c)(d)(g)	7,719	7,753
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.6999% 10/20/61 (c)(d)(g)	5,022	5,047
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 11/20/61 (c)(d)(g)	4,347	4,381
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 1/20/62 (c)(d)(g)	2,761	2,781
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 1/20/62 (c)(d)(g)	4,025	4,049
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 3/20/62 (c)(d)(g)	2,481	2,494
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.7499% 5/20/61 (c)(d)(g)	518	519
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.6999% 8/20/63 (c)(d)(g)	1,066	1,071
Class FD, 1 month U.S. LIBOR + 0.600% 2.6999% 8/20/63 (c)(d)(g)	2,747	2,758
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 2.7499% 12/20/63 (c)(d)(g)	34,545	34,791
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.6999% 1/20/64 (c)(d)(g)	12,399	12,461
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.3999% 3/20/65 (c)(d)(g)	543	543
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.3799% 5/20/63 (c)(d)(g)	4,921	4,916
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.2999% 4/20/63 (c)(d)(g)	5,355	5,347
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.4999% 12/20/62 (c)(d)(g)	5,960	5,959
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.3274% 10/20/47 (c)(d)	4,712	4,705
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.3774% 5/20/48 (c)(d)	5,847	5,854
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.3774% 6/20/48 (c)(d)	6,590	6,590
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	11,191	12,285
Series 2017-134 Class BA, 2.5% 11/20/46	732	703
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,647
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	3,126	3,083
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	31,143	31,267
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	7,475	7,413
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	4,536	4,472
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.5999% 9/20/62 (c)(d)(g)	14,814	14,824
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.7499% 11/20/65 (c)(d)(g)	2,105	2,108
Series 2004-22 Class M1, 5.5% 4/20/34	617	761
Series 2010-169 Class Z, 4.5% 12/20/40	7,139	7,433
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	8,466	8,569
Series 2010-H17 Class XP, 5.2966% 7/20/60 (c)(g)	8,087	8,204
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(g)	6,494	6,572
Series 2012-64 Class KI, 3.5% 11/20/36 (e)	831	59
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.8968% 4/20/39 (c)(j)	2,642	2,681
Class ST, 8.800% - 1 month U.S. LIBOR 6.0302% 8/20/39 (c)(j)	8,265	8,458
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	21,252	20,945
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	10,317	10,265
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	27,565	27,461
Class JA, 2.5% 6/20/65 (g)	3,157	3,141
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(g)	31,187	30,844
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.83% 5/20/66 (c)(d)(g)	21,974	22,058
Series 2017-186 Class HK, 3% 11/16/45	8,636	8,474
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.68% 8/20/66 (c)(d)(g)	19,444	19,472
Series 2090-118 Class XZ, 5% 12/20/39	14,813	16,102
		605,617
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $615,517)		605,617

Commercial Mortgage Securities - 10.4%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	39,507	37,598
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.3014% 7/25/20 (c)(d)	10,600	10,606
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.2814% 10/25/19 (c)(d)	21,200	21,202
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,729	3,799
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	19,000	18,618
Series 2018-K074 Class A2, 3.6% 1/25/28	2,600	2,636
Series K009 Class A2, 3.808% 8/25/20	5,591	5,672
Series K069 Class A2, 3.187% 9/25/27	5,900	5,815
Series K071 Class A2, 3.286% 11/25/27	8,900	8,831
Series K072 Class A2, 3.444% 12/25/27	23,829	23,882
Series K073 Class A2, 3.35% 1/25/28	37,300	37,105
Series K155:
Class A1, 3.75% 11/25/29	766	784
Class A2, 3.75% 11/25/32	7,700	7,832
Series K708 Class A2, 2.13% 1/25/19	22,361	22,306
Series K709 Class A2, 2.086% 3/25/19	17,210	17,149
Series K710 Class A2, 1.883% 5/25/19	16,492	16,414
Series K712 Class A2, 1.869% 11/25/19	13,719	13,563
Series K713 Class A2, 2.313% 3/25/20	5,341	5,302
Series K717 Class A2, 2.991% 9/25/21	12,968	12,987
Series K077 Class A2, 3.85% 5/25/28	11,260	11,645
Series K079:
Class A1, 3.729% 2/25/28	1,854	1,904
Class A2, 3.926% 6/25/28	17,044	17,724
Series K504 Class A2, 2.566% 9/25/20	15,405	15,288
Series K706 Class A2, 2.323% 10/25/18	5,331	5,322
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.386% 2/25/20 (c)(d)	43,722	43,774
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	15,100	15,610
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $387,560)		383,368

Foreign Government and Government Agency Obligations - 3.8%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	80,976
5.5% 12/4/23	48	54
5.5% 4/26/24	6,065	6,863
Jordanian Kingdom 3% 6/30/25	19,267	19,161
Ukraine Government 1.471% 9/29/21	34,809	33,435
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,480)		140,489
	Shares	Value (000s)

Fixed-Income Funds - 23.5%
Fidelity Mortgage Backed Securities Central Fund (k)
(Cost $862,839)	8,248,023	869,177

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.97% (l)
(Cost $8,055)	8,053,217	8,055

Purchased Swaptions - 0.3%(m)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.2%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	$574
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	77,100	2,587
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	44,800	1,890
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	1,762

TOTAL PUT OPTIONS			6,813

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	206
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	77,100	1,817
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	44,800	763
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	2,145

TOTAL CALL OPTIONS			4,931

TOTAL PURCHASED SWAPTIONS
(Cost $12,226)			11,744
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $3,799,803)			3,762,487
NET OTHER ASSETS (LIABILITIES) - (1.7)%			(62,527)
NET ASSETS - 100%			$3,699,960

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 9/1/48
(Proceeds $9,835)	$(9,700)	$(9,875)

Written Swaptions
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.989% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2028	8/27/21	73,000	$(2,280)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.989% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2028	8/27/21	73,000	(2,380)
TOTAL WRITTEN SWAPTIONS			$(4,660)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	739	Dec. 2018	$88,876	$(116)	$(116)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	778	Dec. 2018	164,438	(77)	(77)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	851	Dec. 2018	96,502	(141)	(141)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	170	Dec. 2018	24,517	(119)	(119)

TOTAL PURCHASED FUTURES					(453)

Sold
Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	260	Dec. 2018	33,292	12	12
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	Dec. 2018	956	6	6

TOTAL SOLD FUTURES					18

TOTAL FUTURES CONTRACTS					$(435)

The notional amount of futures purchased as a percentage of Net Assets is 10.1%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $372,751.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	$20,030	$147	$0	$147

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,686,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $646,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,714,000 or 0.9% of net assets.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) For the period, the average monthly notional amount for purchased swaptions was $270,833,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$528
Fidelity Mortgage Backed Securities Central Fund	23,221
Total	$23,749

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$939,005	$111,224	$152,000	$3,913	$(32,965)	$869,177	10.9%
Total	$939,005	$111,224	$152,000	$3,913	$(32,965)	$869,177

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,465,360	$--	$1,465,360	$--
U.S. Government Agency - Mortgage Securities	158,287	--	158,287	--
Asset-Backed Securities	120,390	--	120,390	--
Collateralized Mortgage Obligations	605,617	--	605,617	--
Commercial Mortgage Securities	383,368	--	383,368	--
Foreign Government and Government Agency Obligations	140,489	--	140,489	--
Fixed-Income Funds	869,177	869,177	--	--
Money Market Funds	8,055	8,055	--	--
Purchased Swaptions	11,744	--	11,744	--
Total Investments in Securities:	$3,762,487	$877,232	$2,885,255	$--
Derivative Instruments:
Assets
Futures Contracts	$18	$18	$--	$--
Swaps	147	--	147	--
Total Assets	$165	$18	$147	$--
Liabilities
Futures Contracts	$(453)	$(453)	$--	$--
Written Swaptions	(4,660)	--	(4,660)	--
Total Liabilities	$(5,113)	$(453)	$(4,660)	$--
Total Derivative Instruments:	$(4,948)	$(435)	$(4,513)	$--
Other Financial Instruments:
TBA Sale Commitments	$(9,875)	$--	$(9,875)	$--
Total Other Financial Instruments:	$(9,875)	$--	$(9,875)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$18	$(453)
Purchased Swaptions(b)	11,744	0
Swaps(c)	147	0
Written Swaptions(d)	0	(4,660)
Total Interest Rate Risk	11,909	(5,113)
Total Value of Derivatives	$11,909	$(5,113)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,928,909)	$2,885,255
Fidelity Central Funds (cost $870,894)	877,232
Total Investment in Securities (cost $3,799,803)		$3,762,487
Receivable for investments sold		866
Receivable for premium on written options		4,649
Receivable for TBA sale commitments		9,835
Receivable for fund shares sold		3,635
Interest receivable		11,257
Distributions receivable from Fidelity Central Funds		22
Receivable for daily variation margin on futures contracts		185
Receivable for daily variation margin on centrally cleared OTC swaps		24
Other receivables		69
Total assets		3,793,029
Liabilities
Payable for investments purchased
Regular delivery	$16,970
Delayed delivery	55,600
TBA sale commitments, at value	9,875
Payable for fund shares redeemed	4,088
Distributions payable	275
Accrued management fee	946
Distribution and service plan fees payable	103
Written options, at value (premium receivable $4,649)	4,660
Other affiliated payables	484
Other payables and accrued expenses	68
Total liabilities		93,069
Net Assets		$3,699,960
Net Assets consist of:
Paid in capital		$3,841,152
Distributions in excess of net investment income		(7,946)
Accumulated undistributed net realized gain (loss) on investments		(95,591)
Net unrealized appreciation (depreciation) on investments		(37,655)
Net Assets		$3,699,960
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($131,379 ÷ 13,134 shares)		$10.00
Maximum offering price per share (100/96.00 of $10.00)		$10.42
Class M:
Net Asset Value and redemption price per share ($136,668 ÷ 13,665 shares)		$10.00
Maximum offering price per share (100/96.00 of $10.00)		$10.42
Class C:
Net Asset Value and offering price per share ($57,114 ÷ 5,711 shares)(a)		$10.00
Government Income:
Net Asset Value, offering price and redemption price per share ($2,963,757 ÷ 296,780 shares)		$9.99
Class I:
Net Asset Value, offering price and redemption price per share ($411,042 ÷ 41,097 shares)		$10.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2018
Investment Income
Interest		$73,226
Income from Fidelity Central Funds		23,749
Total income		96,975
Expenses
Management fee	$12,307
Transfer agent fees	4,473
Distribution and service plan fees	1,352
Fund wide operations fee	1,754
Independent trustees' fees and expenses	16
Commitment fees	12
Total expenses before reductions	19,914
Expense reductions	(3)
Total expenses after reductions		19,911
Net investment income (loss)		77,064
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(27,204)
Fidelity Central Funds	3,909
Futures contracts	(9,678)
Swaps	(585)
Written options	259
Total net realized gain (loss)		(33,299)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(82,089)
Fidelity Central Funds	(32,965)
Futures contracts	(989)
Swaps	131
Written options	(11)
Delayed delivery commitments	832
Total change in net unrealized appreciation (depreciation)		(115,091)
Net gain (loss)		(148,390)
Net increase (decrease) in net assets resulting from operations		$(71,326)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,064	$76,961
Net realized gain (loss)	(33,299)	1,723
Change in net unrealized appreciation (depreciation)	(115,091)	(115,167)
Net increase (decrease) in net assets resulting from operations	(71,326)	(36,483)
Distributions to shareholders from net investment income	(76,545)	(74,479)
Distributions to shareholders from net realized gain	–	(34,956)
Total distributions	(76,545)	(109,435)
Share transactions - net increase (decrease)	(517,453)	(430,132)
Total increase (decrease) in net assets	(665,324)	(576,050)
Net Assets
Beginning of period	4,365,284	4,941,334
End of period	$3,699,960	$4,365,284
Other Information
Distributions in excess of net investment income end of period	$(7,946)	$(7,544)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Income Fund Class A

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20
Income from Investment Operations
Net investment income (loss)A	.166	.149	.135	.126	.138
Net realized and unrealized gain (loss)	(.362)	(.230)	.270	.048	.278
Total from investment operations	(.196)	(.081)	.405	.174	.416
Distributions from net investment income	(.164)	(.143)	(.150)	(.116)	(.139)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.164)	(.219)	(.245)	(.144)	(.146)
Net asset value, end of period	$10.00	$10.36	$10.66	$10.50	$10.47
Total ReturnB,C	(1.89)%	(.73)%	3.92%	1.67%	4.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	.77%	.77%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.76%	.77%	.77%
Expenses net of all reductions	.77%	.77%	.76%	.77%	.77%
Net investment income (loss)	1.64%	1.44%	1.28%	1.20%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$131	$174	$261	$222	$246
Portfolio turnover rateF	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class M

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20
Income from Investment Operations
Net investment income (loss)A	.167	.149	.135	.127	.140
Net realized and unrealized gain (loss)	(.362)	(.229)	.270	.048	.277
Total from investment operations	(.195)	(.080)	.405	.175	.417
Distributions from net investment income	(.165)	(.144)	(.150)	(.117)	(.140)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.165)	(.220)	(.245)	(.145)	(.147)
Net asset value, end of period	$10.00	$10.36	$10.66	$10.50	$10.47
Total ReturnB,C	(1.88)%	(.73)%	3.92%	1.68%	4.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.76%	.76%	.76%	.76%	.76%
Net investment income (loss)	1.65%	1.44%	1.28%	1.20%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$137	$157	$197	$181	$196
Portfolio turnover rateF	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class C

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20
Income from Investment Operations
Net investment income (loss)A	.088	.069	.053	.044	.059
Net realized and unrealized gain (loss)	(.361)	(.229)	.270	.048	.278
Total from investment operations	(.273)	(.160)	.323	.092	.337
Distributions from net investment income	(.087)	(.064)	(.068)	(.034)	(.060)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.087)	(.140)	(.163)	(.062)	(.067)
Net asset value, end of period	$10.00	$10.36	$10.66	$10.50	$10.47
Total ReturnB,C	(2.64)%	(1.49)%	3.12%	.88%	3.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.54%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.55%	1.54%
Expenses net of all reductions	1.54%	1.54%	1.54%	1.55%	1.54%
Net investment income (loss)	.87%	.67%	.50%	.42%	.57%
Supplemental Data
Net assets, end of period (in millions)	$57	$72	$94	$54	$58
Portfolio turnover rateF	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.65	$10.48	$10.45	$10.18
Income from Investment Operations
Net investment income (loss)A	.198	.181	.167	.159	.171
Net realized and unrealized gain (loss)	(.361)	(.229)	.281	.048	.278
Total from investment operations	(.163)	(.048)	.448	.207	.449
Distributions from net investment income	(.197)	(.176)	(.183)	(.149)	(.172)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.197)	(.252)	(.278)	(.177)	(.179)
Net asset value, end of period	$9.99	$10.35	$10.65	$10.48	$10.45
Total ReturnB	(1.58)%	(.42)%	4.35%	1.99%	4.45%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.96%	1.76%	1.59%	1.51%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$2,964	$3,467	$3,896	$3,489	$3,157
Portfolio turnover rateE	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class I

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20
Income from Investment Operations
Net investment income (loss)A	.194	.177	.162	.154	.166
Net realized and unrealized gain (loss)	(.361)	(.230)	.271	.048	.277
Total from investment operations	(.167)	(.053)	.433	.202	.443
Distributions from net investment income	(.193)	(.171)	(.178)	(.144)	(.166)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.193)	(.247)	(.273)	(.172)	(.173)
Net asset value, end of period	$10.00	$10.36	$10.66	$10.50	$10.47
Total ReturnB	(1.61)%	(.46)%	4.19%	1.94%	4.38%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.49%	.49%	.50%	.50%	.51%
Net investment income (loss)	1.92%	1.71%	1.54%	1.46%	1.61%
Supplemental Data
Net assets, end of period (in millions)	$411	$496	$494	$412	$298
Portfolio turnover rateE	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $68 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,629
Gross unrealized depreciation	(104,929)
Net unrealized appreciation (depreciation)	$(86,300)
Tax Cost	$3,844,230

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(53,176)
Net unrealized appreciation (depreciation) on securities and other investments	$(86,300)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(32,862)
Long-term	(20,314)
Total capital loss carryforward	$(53,176)

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$76,545	$ 89,228
Long-term Capital Gains	–	20,207
Total	$76,545	$ 109,435

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(9,678)	$(989)
Purchased Options	124	(482)
Swaps	(585)	131
Written Options	259	(11)
Totals	$(9,880)	$(1,351)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $271,343 and $234,248, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$378	$27
Class M	-%	.25%	356	38
Class C	.75%	.25%	618	25
			$1,352	$90

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6
Class M	1
Class C(a)	9
$16

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$260.17
Class M	231.16
Class C	119.19
Government Income	3,209.10
Class I	654.14
	$4,473

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $18.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2018	Year ended August 31, 2017
From net investment income
Class A	$2,453	$3,003
Class M	2,332	2,353
Class C	527	492
Government Income	62,521	60,593
Class I	8,712	8,038
Total	$76,545	$74,479
From net realized gain
Class A	$–	$1,831
Class M	–	1,339
Class C	–	658
Government Income	–	27,600
Class I	–	3,528
Total	$–	$34,956

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Class A
Shares sold	2,386	4,084	$24,093	$42,226
Reinvestment of distributions	234	450	2,358	4,652
Shares redeemed	(6,296)	(12,230)	(63,573)	(125,628)
Net increase (decrease)	(3,676)	(7,696)	$(37,122)	$(78,750)
Class M
Shares sold	3,436	3,752	$34,657	$38,695
Reinvestment of distributions	213	338	2,151	3,499
Shares redeemed	(5,090)	(7,416)	(51,444)	(76,589)
Net increase (decrease)	(1,441)	(3,326)	$(14,636)	$(34,395)
Class C
Shares sold	1,086	1,245	$10,950	$12,880
Reinvestment of distributions	50	102	506	1,056
Shares redeemed	(2,329)	(3,261)	(23,542)	(33,484)
Net increase (decrease)	(1,193)	(1,914)	$(12,086)	$(19,548)
Government Income
Shares sold	44,098	78,457	$444,987	$805,428
Reinvestment of distributions	5,956	8,206	59,957	84,659
Shares redeemed	(88,405)	(117,437)	(890,477)	(1,203,566)
Net increase (decrease)	(38,351)	(30,774)	$(385,533)	$(313,479)
Class I
Shares sold	16,203	13,696	$164,389	$140,776
Reinvestment of distributions	830	1,085	8,367	11,211
Shares redeemed	(23,796)	(13,214)	(240,832)	(135,947)
Net increase (decrease)	(6,763)	1,567	$(68,076)	$16,040

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Government Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Income Fund (one of the funds constituting Fidelity Income Fund, hereafter collectively referred to as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 283 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Class A	.77%
Actual		$1,000.00	$1,009.50	$3.90
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class M	.76%
Actual		$1,000.00	$1,009.60	$3.85
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class C	1.53%
Actual		$1,000.00	$1,005.60	$7.73
Hypothetical-C		$1,000.00	$1,017.49	$7.78
Government Income	.45%
Actual		$1,000.00	$1,011.20	$2.28
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.49%
Actual		$1,000.00	$1,010.90	$2.48
Hypothetical-C		$1,000.00	$1,022.74	$2.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 35.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $51,078,293 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

AGVT-ANN-1018
1.834242.112

Fidelity® Government Income Fund Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Government Income Fund	(1.58)%	1.73%	2.94%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Government Income Fund, a class of the fund, on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Government Bond Index performed over the same period.

Period Ending Values
$13,355	Fidelity® Government Income Fund
$13,179	Bloomberg Barclays U.S. Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds dipped below the waterline for the 12 months ending August 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. Longer-term bond yields declined through September 2017, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then generally advanced through mid-May, driven by three policy-rate hikes, plans by the U.S. Federal Reserve to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Longer-term yields moderated slightly by August 31, with spreads between shorter-term and longer-term Treasury bonds remaining tight, partly due to escalating trade tension. Within the Bloomberg Barclays index, asset-backed securities (+0.32%) topped all major market segments, followed by other securitized sectors. Conversely, safe-haven U.S. Treasury securities returned -1.54% and corporate bonds returned -1.01%. Outside the index, riskier, non-core fixed-income segments generally posted gains, while Treasury Inflation-Protected Securities (TIPS) rose 0.83%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the annual reporting period ending August 31, 2018, the fund’s share classes (excluding sales charges, if applicable) produced a slightly negative return that trailed, net of fees, the -1.26% return of the Bloomberg Barclays 75% U.S. Government/25% U.S. MBS Blended Index. Our yield-curve positioning worked to the fund’s advantage versus the index. An overweighting in bonds with exposure to 10-year interest rates and an underweighting in securities with exposure to two-year rates proved helpful. Security selection also was beneficial, particularly our choices among mortgage-backed securities (MBS). In particular, an overweighting in premium-coupon bonds made up of mortgages with interest rates 4% and higher contributed. Elsewhere, outsized exposure to securities issued by the U.S. Agency for International Development was another plus. In addition, the fund’s stake in swaptions provided a slight boost. As for sector selection, underweighting agency debentures cost us some ground versus the index. Overweighting commercial mortgage-backed securities (CMBS) issued by Freddie Mac also modestly detracted from the relative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On December 1, 2017, Sean Corcoran became Co-Manager of the fund, replacing Lead Manager William Irving.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of August 31, 2018

% of fund's investments
Zero coupon bonds	0.4
0.01 - 0.99%	0.0
1 - 1.99%	14.6
2 - 2.99%	36.8
3 - 3.99%	27.9
4 - 4.99%	13.8
5 - 5.99%	7.8
6 - 6.99%	0.7
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*,**,***
Mortgage Securities	25.3%
CMOs and Other Mortgage Related Securities	31.1%
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations†	2.3%
Foreign Government & Government Agency Obligations	3.8%
Asset-Backed Securities	3.6%
Short-Term Investments and Net Other Assets (Liabilities)††	(3.4)%

 * Foreign investments – 3.8%

 ** Futures and Swaps – 10.2%

 *** Written options – (4.3)%

 † Includes NCUA Guaranteed Notes

 †† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 39.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.875% 8/2/19	$131	$129
1% 2/26/19	326	324
1.125% 12/14/18	240	239
Tennessee Valley Authority:
5.25% 9/15/39	2,807	3,498
5.375% 4/1/56	3,438	4,623
		8,813
U.S. Treasury Obligations - 37.3%
U.S. Treasury Bonds:
stripped coupon 2/15/34	23,210	14,560
2.5% 2/15/46	28,232	25,455
2.75% 8/15/47	49,596	46,948
2.75% 11/15/47	4,400	4,164
2.875% 8/15/45	108,041	105,050
3% 11/15/44	29,032	28,908
3% 11/15/45	26,406	26,294
3% 5/15/47	15,900	15,822
3% 8/15/48	24,717	24,592
3.625% 2/15/44	39,531	43,750
4.75% 2/15/37 (a)	42,044	52,992
5% 5/15/37 (a)(b)	27,242	35,365
U.S. Treasury Notes:
1.125% 9/30/21	48,467	46,216
1.375% 8/31/20	5,000	4,878
1.375% 1/31/21	22,500	21,821
1.375% 4/30/21	15,000	14,498
1.375% 5/31/21	17,000	16,411
1.5% 7/15/20	7,125	6,979
1.5% 8/15/26	9,629	8,716
1.625% 7/31/20	20,000	19,626
1.625% 8/31/22	17,293	16,568
1.625% 5/31/23	8,377	7,961
1.75% 10/31/20	2,405	2,360
1.75% 12/31/20	31,701	31,051
1.75% 6/30/22	34,052	32,836
1.875% 1/31/22	45,770	44,508
1.875% 3/31/22	45,561	44,237
1.875% 7/31/22	85,036	82,322
1.875% 9/30/22	28,814	27,855
2% 9/30/20	15,143	14,947
2% 12/31/21	78,894	77,091
2% 7/31/22	18,845	18,332
2% 10/31/22	10,000	9,709
2% 8/15/25 (a)	12,238	11,603
2% 11/15/26	12,579	11,804
2.125% 6/30/21	22,000	21,661
2.125% 12/31/21	2,000	1,962
2.125% 6/30/22	146	143
2.125% 12/31/22	59,329	57,825
2.125% 7/31/24	77,525	74,721
2.125% 5/15/25	18,702	17,915
2.25% 7/31/21	7,021	6,933
2.25% 12/31/24	27,679	26,799
2.25% 2/15/27	3,000	2,865
2.25% 11/15/27	8,251	7,843
2.375% 4/15/21	62,750	62,257
2.375% 5/15/27	2,200	2,120
2.625% 6/30/23	16,402	16,309
2.75% 4/30/23	30,920	30,919
2.75% 6/30/25	50,818	50,612
2.75% 2/15/28	1,980	1,960
		1,379,073
Other Government Related - 2.1%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.4211% 12/7/20 (NCUA Guaranteed) (c)(d)	2,283	2,286
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	75,188
		77,474
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,499,095)		1,465,360

U.S. Government Agency - Mortgage Securities - 4.3%
Fannie Mae - 3.3%
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)	64	67
12 month U.S. LIBOR + 1.523% 3.542% 3/1/36 (c)(d)	242	251
12 month U.S. LIBOR + 1.551% 2.482% 2/1/44 (c)(d)	259	267
12 month U.S. LIBOR + 1.553% 2.584% 5/1/44 (c)(d)	759	781
12 month U.S. LIBOR + 1.553% 4.279% 6/1/36 (c)(d)	70	73
12 month U.S. LIBOR + 1.558% 2.668% 2/1/44 (c)(d)	312	320
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)	109	114
12 month U.S. LIBOR + 1.570% 2.535% 5/1/44 (c)(d)	489	503
12 month U.S. LIBOR + 1.574% 2.633% 4/1/44 (c)(d)	1,148	1,186
12 month U.S. LIBOR + 1.580% 2.466% 4/1/44 (c)(d)	518	535
12 month U.S. LIBOR + 1.580% 2.526% 1/1/44 (c)(d)	508	526
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (c)(d)	189	196
12 month U.S. LIBOR + 1.728% 3.923% 11/1/36 (c)(d)	45	47
12 month U.S. LIBOR + 1.741% 3.533% 3/1/40 (c)(d)	963	1,011
12 month U.S. LIBOR + 1.745% 3.681% 7/1/35 (c)(d)	110	115
12 month U.S. LIBOR + 1.800% 2.722% 1/1/42 (c)(d)	672	701
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (c)(d)	173	182
12 month U.S. LIBOR + 1.818% 2.691% 2/1/42 (c)(d)	883	920
12 month U.S. LIBOR + 1.818% 3.05% 9/1/41 (c)(d)	83	86
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (c)(d)	114	118
12 month U.S. LIBOR + 1.830% 3.381% 10/1/41 (c)(d)	75	78
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (c)(d)	38	40
6 month U.S. LIBOR + 1.475% 3.647% 10/1/33 (c)(d)	57	58
6 month U.S. LIBOR + 1.510% 3.86% 2/1/33 (c)(d)(e)	46	47
6 month U.S. LIBOR + 1.535% 3.58% 12/1/34 (c)(d)	90	92
6 month U.S. LIBOR + 1.535% 3.795% 3/1/35 (c)(d)	52	54
6 month U.S. LIBOR + 1.556% 3.654% 10/1/33 (c)(d)	31	32
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (c)(d)	31	32
U.S. TREASURY 1 YEAR INDEX + 1.965% 3.715% 2/1/36 (c)(d)	45	47
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)	36	38
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.539% 10/1/33 (c)(d)	76	80
3.5% 7/1/32	9,892	9,967
3.5% 9/1/48 (f)	7,500	7,455
4% 2/1/45 to 3/1/48	7,912	8,064
4% 9/1/48 (f)	22,150	22,549
4% 9/1/48 (f)	25,300	25,755
4.5% 11/1/25 to 6/1/41	6,524	6,775
5.5% 12/1/39 to 5/1/44	26,035	28,379
6% 1/1/34 to 6/1/36	3,980	4,400
6.5% 3/1/22 to 5/1/27	183	198
9.5% 10/1/20	2	2
11.5% 1/15/21	0	0
		122,141
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.754% 3.218% 9/1/41 (c)(d)	859	887
12 month U.S. LIBOR + 1.874% 4.125% 10/1/42 (c)(d)	514	535
12 month U.S. LIBOR + 1.877% 4.204% 4/1/41 (c)(d)	73	75
12 month U.S. LIBOR + 1.880% 3.06% 10/1/41 (c)(d)	1,317	1,371
12 month U.S. LIBOR + 1.880% 3.173% 9/1/41 (c)(d)	87	90
12 month U.S. LIBOR + 1.910% 4.355% 5/1/41 (c)(d)	148	154
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (c)(d)	102	108
12 month U.S. LIBOR + 1.910% 4.586% 6/1/41 (c)(d)	144	150
12 month U.S. LIBOR + 1.910% 4.654% 6/1/41 (c)(d)	88	91
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)	237	250
12 month U.S. LIBOR + 2.084% 3.896% 3/1/33 (c)(d)	6	6
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (c)(d)	152	156
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (c)(d)	57	59
6 month U.S. LIBOR + 2.656% 4.837% 10/1/35 (c)(d)	100	106
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.842% 2/1/36 (c)(d)	10	11
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (c)(d)	472	500
3% 11/1/33	6,357	6,286
3.5% 7/1/32	3,481	3,508
4% 5/1/47 to 7/1/47	3,930	4,007
4.5% 5/1/39 to 10/1/41	2,155	2,262
5.5% 7/1/29	12	13
6% 1/1/24	668	699
9.5% 11/1/19 to 8/1/21	1	2
		21,326
Ginnie Mae - 0.4%
6% 6/15/36	3,255	3,627
4.3% 8/20/61 (c)(g)	649	651
4.611% 2/20/62 (c)(g)	1,270	1,284
4.671% 2/20/62 (c)(g)	1,447	1,458
4.714% 1/20/62 (c)(g)	7,728	7,786
5.47% 8/20/59 (c)(g)	14	14
		14,820
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $158,832)		158,287

Asset-Backed Securities - 3.2%
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.4414% 5/25/25 (c)(d)	$1,706	$1,703
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.4814% 5/28/30 (c)(d)	2,107	2,106
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.4714% 2/25/32 (c)(d)	1,994	1,992
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 3.3853% 4/25/22 (c)(d)	337	338
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.3648% 7/26/66 (c)(d)(h)	6,410	6,415
Class A2, 1 month U.S. LIBOR + 0.600% 2.6648% 7/26/66 (c)(d)(h)	14,550	14,632
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.2548% 3/25/67 (c)(d)(h)	10,667	10,667
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 2.4353% 1/25/30 (c)(d)	5,938	5,934
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.5689% 7/28/21 (c)(d)	18,820	18,824
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.8053% 1/26/26 (c)(d)	56,092	56,288
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	458	464
Series 2002-20K Class 1, 5.08% 11/1/22	705	719
Series 2004-20H Class 1, 5.17% 8/1/24	298	308
TOTAL ASSET-BACKED SECURITIES
(Cost $120,199)		120,390

Collateralized Mortgage Obligations - 16.4%
U.S. Government Agency - 16.4%
Fannie Mae:
floater:	$	$
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.0448% 8/25/31 (c)(d)	67	68
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.6774% 11/18/31 (c)(d)	63	64
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.0648% 4/25/32 (c)(d)	29	29
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.0648% 11/25/32 (c)(d)	58	60
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.9948% 6/25/36(c)(d)	4,307	4,385
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	711	724
Series 2005-64 Class PX, 5.5% 6/25/35	1,083	1,134
Series 2005-68 Class CZ, 5.5% 8/25/35	3,444	3,734
Series 2006-45 Class OP 6/25/36 (i)	583	492
Series 2010-118 Class PB, 4.5% 10/25/40	4,750	4,910
Series 2012-149:
Class DA, 1.75% 1/25/43	872	829
Class GA, 1.75% 6/25/42	871	827
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	558	577
Series 2004-91 Class Z, 5% 12/25/34	4,025	4,293
Series 2005-117 Class JN, 4.5% 1/25/36	269	278
Series 2005-14 Class ZB, 5% 3/25/35	1,252	1,335
Series 2006-72 Class CY, 6% 8/25/26	2,365	2,497
Series 2009-59 Class HB, 5% 8/25/39	1,816	1,937
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	106	3
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	134	3
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	2,471	235
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.9848% 3/25/36 (c)(d)	2,622	2,686
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	457	17
Series 2012-27 Class EZ, 4.25% 3/25/42	6,619	6,827
Series 2016-26 Class CG, 3% 5/25/46	17,190	16,999
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.6627% 2/15/32 (c)(d)	38	38
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 2.9627% 10/15/33 (c)(d)	1,981	2,023
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.9627% 2/15/33 (c)(d)	1,232	1,257
planned amortization class:
Series 1141 Class G, 9% 9/15/21	18	19
Series 2682 Class LD, 4.5% 10/15/33	540	561
Series 3415 Class PC, 5% 12/15/37	364	384
Series 3840 Class VA, 4.5% 9/15/27	1,853	1,865
Series 3857 Class ZP, 5% 5/15/41	3,144	3,527
Series 4135 Class AB, 1.75% 6/15/42	652	619
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	6,117	6,632
Series 2587 Class AD, 4.71% 3/15/33	2,100	2,170
Series 2773 Class HC, 4.5% 4/15/19	1	1
Series 2877 Class ZD, 5% 10/15/34	4,900	5,224
Series 3007 Class EW, 5.5% 7/15/25	3,818	4,007
Series 3745 Class KV, 4.5% 12/15/26	5,737	5,953
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,336
Series 3889 Class DZ, 4% 1/15/41	36,213	37,281
Series 3843 Class PZ, 5% 4/15/41	2,690	2,984
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	5,259	5,371
Series 4341 Class ML, 3.5% 11/15/31	8,043	8,123
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2018-3 Class MA, 3.5% 8/25/57	36,795	36,600
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	4,938	4,942
Class A2, 3.5% 6/25/28	1,570	1,549
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.5574% 1/20/38 (c)(d)	198	199
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.9374% 8/20/38 (c)(d)	1,541	1,569
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.9774% 9/20/38 (c)(d)	1,305	1,334
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.6635% 11/16/39 (c)(d)	779	786
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.6499% 9/20/61 (c)(d)(g)	7,719	7,753
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.6999% 10/20/61 (c)(d)(g)	5,022	5,047
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 11/20/61 (c)(d)(g)	4,347	4,381
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 1/20/62 (c)(d)(g)	2,761	2,781
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 1/20/62 (c)(d)(g)	4,025	4,049
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 3/20/62 (c)(d)(g)	2,481	2,494
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.7499% 5/20/61 (c)(d)(g)	518	519
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.6999% 8/20/63 (c)(d)(g)	1,066	1,071
Class FD, 1 month U.S. LIBOR + 0.600% 2.6999% 8/20/63 (c)(d)(g)	2,747	2,758
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 2.7499% 12/20/63 (c)(d)(g)	34,545	34,791
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.6999% 1/20/64 (c)(d)(g)	12,399	12,461
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.3999% 3/20/65 (c)(d)(g)	543	543
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.3799% 5/20/63 (c)(d)(g)	4,921	4,916
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.2999% 4/20/63 (c)(d)(g)	5,355	5,347
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.4999% 12/20/62 (c)(d)(g)	5,960	5,959
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.3274% 10/20/47 (c)(d)	4,712	4,705
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.3774% 5/20/48 (c)(d)	5,847	5,854
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.3774% 6/20/48 (c)(d)	6,590	6,590
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	11,191	12,285
Series 2017-134 Class BA, 2.5% 11/20/46	732	703
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,647
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	3,126	3,083
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	31,143	31,267
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	7,475	7,413
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	4,536	4,472
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.5999% 9/20/62 (c)(d)(g)	14,814	14,824
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.7499% 11/20/65 (c)(d)(g)	2,105	2,108
Series 2004-22 Class M1, 5.5% 4/20/34	617	761
Series 2010-169 Class Z, 4.5% 12/20/40	7,139	7,433
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	8,466	8,569
Series 2010-H17 Class XP, 5.2966% 7/20/60 (c)(g)	8,087	8,204
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(g)	6,494	6,572
Series 2012-64 Class KI, 3.5% 11/20/36 (e)	831	59
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.8968% 4/20/39 (c)(j)	2,642	2,681
Class ST, 8.800% - 1 month U.S. LIBOR 6.0302% 8/20/39 (c)(j)	8,265	8,458
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	21,252	20,945
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	10,317	10,265
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	27,565	27,461
Class JA, 2.5% 6/20/65 (g)	3,157	3,141
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(g)	31,187	30,844
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.83% 5/20/66 (c)(d)(g)	21,974	22,058
Series 2017-186 Class HK, 3% 11/16/45	8,636	8,474
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.68% 8/20/66 (c)(d)(g)	19,444	19,472
Series 2090-118 Class XZ, 5% 12/20/39	14,813	16,102
		605,617
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $615,517)		605,617

Commercial Mortgage Securities - 10.4%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	39,507	37,598
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.3014% 7/25/20 (c)(d)	10,600	10,606
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.2814% 10/25/19 (c)(d)	21,200	21,202
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,729	3,799
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	19,000	18,618
Series 2018-K074 Class A2, 3.6% 1/25/28	2,600	2,636
Series K009 Class A2, 3.808% 8/25/20	5,591	5,672
Series K069 Class A2, 3.187% 9/25/27	5,900	5,815
Series K071 Class A2, 3.286% 11/25/27	8,900	8,831
Series K072 Class A2, 3.444% 12/25/27	23,829	23,882
Series K073 Class A2, 3.35% 1/25/28	37,300	37,105
Series K155:
Class A1, 3.75% 11/25/29	766	784
Class A2, 3.75% 11/25/32	7,700	7,832
Series K708 Class A2, 2.13% 1/25/19	22,361	22,306
Series K709 Class A2, 2.086% 3/25/19	17,210	17,149
Series K710 Class A2, 1.883% 5/25/19	16,492	16,414
Series K712 Class A2, 1.869% 11/25/19	13,719	13,563
Series K713 Class A2, 2.313% 3/25/20	5,341	5,302
Series K717 Class A2, 2.991% 9/25/21	12,968	12,987
Series K077 Class A2, 3.85% 5/25/28	11,260	11,645
Series K079:
Class A1, 3.729% 2/25/28	1,854	1,904
Class A2, 3.926% 6/25/28	17,044	17,724
Series K504 Class A2, 2.566% 9/25/20	15,405	15,288
Series K706 Class A2, 2.323% 10/25/18	5,331	5,322
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.386% 2/25/20 (c)(d)	43,722	43,774
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	15,100	15,610
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $387,560)		383,368

Foreign Government and Government Agency Obligations - 3.8%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	80,976
5.5% 12/4/23	48	54
5.5% 4/26/24	6,065	6,863
Jordanian Kingdom 3% 6/30/25	19,267	19,161
Ukraine Government 1.471% 9/29/21	34,809	33,435
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,480)		140,489
	Shares	Value (000s)

Fixed-Income Funds - 23.5%
Fidelity Mortgage Backed Securities Central Fund (k)
(Cost $862,839)	8,248,023	$869,177

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.97% (l)
(Cost $8,055)	8,053,217	8,055

Purchased Swaptions - 0.3%(m)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.2%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	$574
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	77,100	2,587
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	44,800	1,890
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	1,762

TOTAL PUT OPTIONS			6,813

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	206
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	77,100	1,817
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	44,800	763
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	2,145

TOTAL CALL OPTIONS			4,931

TOTAL PURCHASED SWAPTIONS
(Cost $12,226)			11,744
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $3,799,803)			3,762,487
NET OTHER ASSETS (LIABILITIES) - (1.7)%			(62,527)
NET ASSETS - 100%			$3,699,960

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 9/1/48
(Proceeds $9,835)	$(9,700)	$(9,875)

Written Swaptions
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.989% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2028	8/27/21	73,000	$(2,280)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.989% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2028	8/27/21	73,000	(2,380)
TOTAL WRITTEN SWAPTIONS			$(4,660)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	739	Dec. 2018	$88,876	$(116)	$(116)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	778	Dec. 2018	164,438	(77)	(77)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	851	Dec. 2018	96,502	(141)	(141)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	170	Dec. 2018	24,517	(119)	(119)

TOTAL PURCHASED FUTURES					(453)

Sold
Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	260	Dec. 2018	33,292	12	12
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	Dec. 2018	956	6	6

TOTAL SOLD FUTURES					18

TOTAL FUTURES CONTRACTS					$(435)

The notional amount of futures purchased as a percentage of Net Assets is 10.1%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $372,751.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	$20,030	$147	$0	$147

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,686,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $646,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,714,000 or 0.9% of net assets.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) For the period, the average monthly notional amount for purchased swaptions was $270,833,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$528
Fidelity Mortgage Backed Securities Central Fund	23,221
Total	$23,749

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$939,005	$111,224	$152,000	$3,913	$(32,965)	$869,177	10.9%
Total	$939,005	$111,224	$152,000	$3,913	$(32,965)	$869,177

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,465,360	$--	$1,465,360	$--
U.S. Government Agency - Mortgage Securities	158,287	--	158,287	--
Asset-Backed Securities	120,390	--	120,390	--
Collateralized Mortgage Obligations	605,617	--	605,617	--
Commercial Mortgage Securities	383,368	--	383,368	--
Foreign Government and Government Agency Obligations	140,489	--	140,489	--
Fixed-Income Funds	869,177	869,177	--	--
Money Market Funds	8,055	8,055	--	--
Purchased Swaptions	11,744	--	11,744	--
Total Investments in Securities:	$3,762,487	$877,232	$2,885,255	$--
Derivative Instruments:
Assets
Futures Contracts	$18	$18	$--	$--
Swaps	147	--	147	--
Total Assets	$165	$18	$147	$--
Liabilities
Futures Contracts	$(453)	$(453)	$--	$--
Written Swaptions	(4,660)	--	(4,660)	--
Total Liabilities	$(5,113)	$(453)	$(4,660)	$--
Total Derivative Instruments:	$(4,948)	$(435)	$(4,513)	$--
Other Financial Instruments:
TBA Sale Commitments	$(9,875)	$--	$(9,875)	$--
Total Other Financial Instruments:	$(9,875)	$--	$(9,875)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$18	$(453)
Purchased Swaptions(b)	11,744	0
Swaps(c)	147	0
Written Swaptions(d)	0	(4,660)
Total Interest Rate Risk	11,909	(5,113)
Total Value of Derivatives	$11,909	$(5,113)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,928,909)	$2,885,255
Fidelity Central Funds (cost $870,894)	877,232
Total Investment in Securities (cost $3,799,803)		$3,762,487
Receivable for investments sold		866
Receivable for premium on written options		4,649
Receivable for TBA sale commitments		9,835
Receivable for fund shares sold		3,635
Interest receivable		11,257
Distributions receivable from Fidelity Central Funds		22
Receivable for daily variation margin on futures contracts		185
Receivable for daily variation margin on centrally cleared OTC swaps		24
Other receivables		69
Total assets		3,793,029
Liabilities
Payable for investments purchased
Regular delivery	$16,970
Delayed delivery	55,600
TBA sale commitments, at value	9,875
Payable for fund shares redeemed	4,088
Distributions payable	275
Accrued management fee	946
Distribution and service plan fees payable	103
Written options, at value (premium receivable $4,649)	4,660
Other affiliated payables	484
Other payables and accrued expenses	68
Total liabilities		93,069
Net Assets		$3,699,960
Net Assets consist of:
Paid in capital		$3,841,152
Distributions in excess of net investment income		(7,946)
Accumulated undistributed net realized gain (loss) on investments		(95,591)
Net unrealized appreciation (depreciation) on investments		(37,655)
Net Assets		$3,699,960
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($131,379 ÷ 13,134 shares)		$10.00
Maximum offering price per share (100/96.00 of $10.00)		$10.42
Class M:
Net Asset Value and redemption price per share ($136,668 ÷ 13,665 shares)		$10.00
Maximum offering price per share (100/96.00 of $10.00)		$10.42
Class C:
Net Asset Value and offering price per share ($57,114 ÷ 5,711 shares)(a)		$10.00
Government Income:
Net Asset Value, offering price and redemption price per share ($2,963,757 ÷ 296,780 shares)		$9.99
Class I:
Net Asset Value, offering price and redemption price per share ($411,042 ÷ 41,097 shares)		$10.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2018
Investment Income
Interest		$73,226
Income from Fidelity Central Funds		23,749
Total income		96,975
Expenses
Management fee	$12,307
Transfer agent fees	4,473
Distribution and service plan fees	1,352
Fund wide operations fee	1,754
Independent trustees' fees and expenses	16
Commitment fees	12
Total expenses before reductions	19,914
Expense reductions	(3)
Total expenses after reductions		19,911
Net investment income (loss)		77,064
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(27,204)
Fidelity Central Funds	3,909
Futures contracts	(9,678)
Swaps	(585)
Written options	259
Total net realized gain (loss)		(33,299)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(82,089)
Fidelity Central Funds	(32,965)
Futures contracts	(989)
Swaps	131
Written options	(11)
Delayed delivery commitments	832
Total change in net unrealized appreciation (depreciation)		(115,091)
Net gain (loss)		(148,390)
Net increase (decrease) in net assets resulting from operations		$(71,326)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,064	$76,961
Net realized gain (loss)	(33,299)	1,723
Change in net unrealized appreciation (depreciation)	(115,091)	(115,167)
Net increase (decrease) in net assets resulting from operations	(71,326)	(36,483)
Distributions to shareholders from net investment income	(76,545)	(74,479)
Distributions to shareholders from net realized gain	–	(34,956)
Total distributions	(76,545)	(109,435)
Share transactions - net increase (decrease)	(517,453)	(430,132)
Total increase (decrease) in net assets	(665,324)	(576,050)
Net Assets
Beginning of period	4,365,284	4,941,334
End of period	$3,699,960	$4,365,284
Other Information
Distributions in excess of net investment income end of period	$(7,946)	$(7,544)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Income Fund Class A

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20
Income from Investment Operations
Net investment income (loss)A	.166	.149	.135	.126	.138
Net realized and unrealized gain (loss)	(.362)	(.230)	.270	.048	.278
Total from investment operations	(.196)	(.081)	.405	.174	.416
Distributions from net investment income	(.164)	(.143)	(.150)	(.116)	(.139)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.164)	(.219)	(.245)	(.144)	(.146)
Net asset value, end of period	$10.00	$10.36	$10.66	$10.50	$10.47
Total ReturnB,C	(1.89)%	(.73)%	3.92%	1.67%	4.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	.77%	.77%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.76%	.77%	.77%
Expenses net of all reductions	.77%	.77%	.76%	.77%	.77%
Net investment income (loss)	1.64%	1.44%	1.28%	1.20%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$131	$174	$261	$222	$246
Portfolio turnover rateF	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class M

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20
Income from Investment Operations
Net investment income (loss)A	.167	.149	.135	.127	.140
Net realized and unrealized gain (loss)	(.362)	(.229)	.270	.048	.277
Total from investment operations	(.195)	(.080)	.405	.175	.417
Distributions from net investment income	(.165)	(.144)	(.150)	(.117)	(.140)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.165)	(.220)	(.245)	(.145)	(.147)
Net asset value, end of period	$10.00	$10.36	$10.66	$10.50	$10.47
Total ReturnB,C	(1.88)%	(.73)%	3.92%	1.68%	4.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.76%	.76%	.76%	.76%	.76%
Net investment income (loss)	1.65%	1.44%	1.28%	1.20%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$137	$157	$197	$181	$196
Portfolio turnover rateF	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class C

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20
Income from Investment Operations
Net investment income (loss)A	.088	.069	.053	.044	.059
Net realized and unrealized gain (loss)	(.361)	(.229)	.270	.048	.278
Total from investment operations	(.273)	(.160)	.323	.092	.337
Distributions from net investment income	(.087)	(.064)	(.068)	(.034)	(.060)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.087)	(.140)	(.163)	(.062)	(.067)
Net asset value, end of period	$10.00	$10.36	$10.66	$10.50	$10.47
Total ReturnB,C	(2.64)%	(1.49)%	3.12%	.88%	3.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.54%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.55%	1.54%
Expenses net of all reductions	1.54%	1.54%	1.54%	1.55%	1.54%
Net investment income (loss)	.87%	.67%	.50%	.42%	.57%
Supplemental Data
Net assets, end of period (in millions)	$57	$72	$94	$54	$58
Portfolio turnover rateF	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.65	$10.48	$10.45	$10.18
Income from Investment Operations
Net investment income (loss)A	.198	.181	.167	.159	.171
Net realized and unrealized gain (loss)	(.361)	(.229)	.281	.048	.278
Total from investment operations	(.163)	(.048)	.448	.207	.449
Distributions from net investment income	(.197)	(.176)	(.183)	(.149)	(.172)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.197)	(.252)	(.278)	(.177)	(.179)
Net asset value, end of period	$9.99	$10.35	$10.65	$10.48	$10.45
Total ReturnB	(1.58)%	(.42)%	4.35%	1.99%	4.45%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.96%	1.76%	1.59%	1.51%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$2,964	$3,467	$3,896	$3,489	$3,157
Portfolio turnover rateE	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class I

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20
Income from Investment Operations
Net investment income (loss)A	.194	.177	.162	.154	.166
Net realized and unrealized gain (loss)	(.361)	(.230)	.271	.048	.277
Total from investment operations	(.167)	(.053)	.433	.202	.443
Distributions from net investment income	(.193)	(.171)	(.178)	(.144)	(.166)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.193)	(.247)	(.273)	(.172)	(.173)
Net asset value, end of period	$10.00	$10.36	$10.66	$10.50	$10.47
Total ReturnB	(1.61)%	(.46)%	4.19%	1.94%	4.38%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.49%	.49%	.50%	.50%	.51%
Net investment income (loss)	1.92%	1.71%	1.54%	1.46%	1.61%
Supplemental Data
Net assets, end of period (in millions)	$411	$496	$494	$412	$298
Portfolio turnover rateE	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $68 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,629
Gross unrealized depreciation	(104,929)
Net unrealized appreciation (depreciation)	$(86,300)
Tax Cost	$3,844,230

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(53,176)
Net unrealized appreciation (depreciation) on securities and other investments	$(86,300)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(32,862)
Long-term	(20,314)
Total capital loss carryforward	$(53,176)

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$76,545	$ 89,228
Long-term Capital Gains	–	20,207
Total	$76,545	$ 109,435

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(9,678)	$(989)
Purchased Options	124	(482)
Swaps	(585)	131
Written Options	259	(11)
Totals	$(9,880)	$(1,351)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $271,343 and $234,248, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$378	$27
Class M	-%	.25%	356	38
Class C	.75%	.25%	618	25
			$1,352	$90

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6
Class M	1
Class C(a)	9
$16

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$260.17
Class M	231.16
Class C	119.19
Government Income	3,209.10
Class I	654.14
	$4,473

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $18.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2018	Year ended August 31, 2017
From net investment income
Class A	$2,453	$3,003
Class M	2,332	2,353
Class C	527	492
Government Income	62,521	60,593
Class I	8,712	8,038
Total	$76,545	$74,479
From net realized gain
Class A	$–	$1,831
Class M	–	1,339
Class C	–	658
Government Income	–	27,600
Class I	–	3,528
Total	$–	$34,956

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Class A
Shares sold	2,386	4,084	$24,093	$42,226
Reinvestment of distributions	234	450	2,358	4,652
Shares redeemed	(6,296)	(12,230)	(63,573)	(125,628)
Net increase (decrease)	(3,676)	(7,696)	$(37,122)	$(78,750)
Class M
Shares sold	3,436	3,752	$34,657	$38,695
Reinvestment of distributions	213	338	2,151	3,499
Shares redeemed	(5,090)	(7,416)	(51,444)	(76,589)
Net increase (decrease)	(1,441)	(3,326)	$(14,636)	$(34,395)
Class C
Shares sold	1,086	1,245	$10,950	$12,880
Reinvestment of distributions	50	102	506	1,056
Shares redeemed	(2,329)	(3,261)	(23,542)	(33,484)
Net increase (decrease)	(1,193)	(1,914)	$(12,086)	$(19,548)
Government Income
Shares sold	44,098	78,457	$444,987	$805,428
Reinvestment of distributions	5,956	8,206	59,957	84,659
Shares redeemed	(88,405)	(117,437)	(890,477)	(1,203,566)
Net increase (decrease)	(38,351)	(30,774)	$(385,533)	$(313,479)
Class I
Shares sold	16,203	13,696	$164,389	$140,776
Reinvestment of distributions	830	1,085	8,367	11,211
Shares redeemed	(23,796)	(13,214)	(240,832)	(135,947)
Net increase (decrease)	(6,763)	1,567	$(68,076)	$16,040

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Government Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Income Fund (one of the funds constituting Fidelity Income Fund, hereafter collectively referred to as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 283 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Class A	.77%
Actual		$1,000.00	$1,009.50	$3.90
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class M	.76%
Actual		$1,000.00	$1,009.60	$3.85
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class C	1.53%
Actual		$1,000.00	$1,005.60	$7.73
Hypothetical-C		$1,000.00	$1,017.49	$7.78
Government Income	.45%
Actual		$1,000.00	$1,011.20	$2.28
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.49%
Actual		$1,000.00	$1,010.90	$2.48
Hypothetical-C		$1,000.00	$1,022.74	$2.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 35.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $51,078,293 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GOV-ANN-1018
1.537760.122

Fidelity® Intermediate Government Income Fund Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Government Income Fund	(1.52)%	1.07%	2.28%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Government Income Fund on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Intermediate Government Bond Index performed over the same period.

Period Ending Values
$12,530	Fidelity® Intermediate Government Income Fund
$12,577	Bloomberg Barclays U.S. Intermediate Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds dipped below the waterline for the 12 months ending August 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. Longer-term bond yields declined through September 2017, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then generally advanced through mid-May, driven by three policy-rate hikes, plans by the U.S. Federal Reserve to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Longer-term yields moderated slightly by August 31, with spreads between shorter-term and longer-term Treasury bonds remaining tight, partly due to escalating trade tension. Within the Bloomberg Barclays index, asset-backed securities (+0.32%) topped all major market segments, followed by other securitized sectors. Conversely, safe-haven U.S. Treasury securities returned -1.54% and corporate bonds returned -1.01%. Outside the index, riskier, non-core fixed-income segments generally posted gains, while Treasury Inflation-Protected Securities (TIPS) rose 0.83%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the annual reporting period ending August 31, 2018, the fund returned -1.52%, slightly trailing, net of fees, the -1.25% return of the benchmark, the Bloomberg Barclays U.S. Intermediate Government Bond Index. Our yield-curve positioning worked to the fund’s advantage versus the benchmark. An overweighting in bonds with exposure to 10-year year interest rates and an underweighting in securities with exposure to two-year rates proved helpful. Security selection also was beneficial, particularly our choices among mortgage-backed securities (MBS). Specifically, , an overweighting in premium-coupon bonds made up of mortgages with interest rates 4% and higher contributed. Elsewhere, outsized exposure to securities issued by the U.S. Agency for International Development was another plus. In addition, the fund’s stake in swaptions provided a slightly boost. . As for sector selection, underweighting agency debentures cost us some ground versus the benchmark. Overweighting commercial mortgage-backed securities (CMBS) issued by Freddie Mac also modestly detracted from the relative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On December 1, 2017, Sean Corcoran became Co-Manager of the fund, replacing Lead Manager William Irving.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
1 - 1.99%	23.3
2 - 2.99%	53.5
3 - 3.99%	10.4
4 - 4.99%	1.7
5 - 5.99%	7.7
6 - 6.99%	1.0
7 - 7.99%	0.1
8% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*,**,***
Mortgage Securities	3.5%
CMOs and Other Mortgage Related Securities	29.2%
U.S. Treasury Obligations	57.3%
U.S. Government Agency Obligations†	2.5%
Foreign Government & Government Agency Obligations	4.2%
Asset-Backed Securities	3.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 4.2%

 ** Futures and Swaps - 12.3%

 *** Written options - (5.9)%

 † Includes NCUA Guaranteed Notes

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 59.8%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 57.3%
U.S. Treasury Notes:
1.125% 9/30/21	$11,060	$10,546
1.375% 4/30/20	2,170	2,127
1.375% 1/31/21	8,000	7,759
1.5% 7/15/20	5,688	5,572
1.5% 8/15/26	174	157
1.625% 8/31/22	3,459	3,314
1.625% 5/31/23	1,096	1,042
1.75% 10/31/20	5,000	4,906
1.75% 12/31/20	11,330	11,098
1.75% 4/30/22	2,240	2,164
1.75% 6/30/22 (a)	24	23
1.875% 1/31/22	29,140	28,336
1.875% 3/31/22	20,608	20,009
1.875% 7/31/22	16,612	16,082
2% 12/31/21	1,226	1,198
2% 10/31/22	3,250	3,155
2% 8/15/25 (a)(b)	39,301	37,262
2.125% 6/30/22	327	320
2.125% 12/31/22	8,547	8,330
2.125% 7/31/24	18,117	17,462
2.125% 5/15/25	1,053	1,009
2.25% 7/31/21	29,232	28,867
2.25% 12/31/24	8,407	8,140
2.25% 2/15/27	440	420
2.25% 8/15/27	3,505	3,336
2.25% 11/15/27	1,563	1,486
2.375% 4/30/20	13,000	12,950
2.375% 4/15/21	11,560	11,469
2.375% 5/15/27	2,764	2,663
2.625% 8/31/20	6,000	6,004
2.625% 6/30/23	11,432	11,367
2.75% 4/30/23	16,180	16,179
2.75% 8/31/23	1,000	1,001
2.75% 6/30/25	10,227	10,185
2.75% 8/31/25	3,000	3,002
2.75% 2/15/28	3,180	3,149
2.875% 5/15/28	6,790	6,791
2.875% 8/15/28	1,000	1,001
		309,881
Other Government Related - 2.5%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.4211% 12/7/20 (NCUA Guaranteed) (c)(d)	538	539
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.5302% 1/8/20 (NCUA Guaranteed) (c)(d)	941	942
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,193
		13,674
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $330,450)		323,555

U.S. Government Agency - Mortgage Securities - 3.6%
Fannie Mae - 2.2%
12 month U.S. LIBOR + 1.365% 3.271% 10/1/35 (c)(d)	7	7
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)	8	8
12 month U.S. LIBOR + 1.495% 3.409% 1/1/35 (c)(d)	31	32
12 month U.S. LIBOR + 1.551% 2.482% 2/1/44 (c)(d)	42	43
12 month U.S. LIBOR + 1.553% 2.584% 5/1/44 (c)(d)	123	127
12 month U.S. LIBOR + 1.553% 4.279% 6/1/36 (c)(d)	7	7
12 month U.S. LIBOR + 1.558% 2.668% 2/1/44 (c)(d)	51	52
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)	10	11
12 month U.S. LIBOR + 1.570% 2.535% 5/1/44 (c)(d)	80	82
12 month U.S. LIBOR + 1.574% 2.633% 4/1/44 (c)(d)	187	193
12 month U.S. LIBOR + 1.580% 2.466% 4/1/44 (c)(d)	84	87
12 month U.S. LIBOR + 1.580% 2.526% 1/1/44 (c)(d)	82	85
12 month U.S. LIBOR + 1.617% 3.623% 3/1/33 (c)(d)	20	20
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (c)(d)	13	13
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (c)(d)	21	22
12 month U.S. LIBOR + 1.728% 3.923% 11/1/36 (c)(d)	45	47
12 month U.S. LIBOR + 1.741% 3.533% 3/1/40 (c)(d)	223	234
12 month U.S. LIBOR + 1.745% 3.681% 7/1/35 (c)(d)	8	9
12 month U.S. LIBOR + 1.760% 3.613% 2/1/37 (c)(d)	82	86
12 month U.S. LIBOR + 1.800% 2.722% 1/1/42 (c)(d)	178	186
12 month U.S. LIBOR + 1.818% 2.691% 2/1/42 (c)(d)	239	249
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (c)(d)	4	4
12 month U.S. LIBOR + 1.885% 3.971% 4/1/36 (c)(d)	63	67
12 month U.S. LIBOR + 2.176% 4.458% 8/1/35 (c)(d)	38	40
6 month U.S. LIBOR + 1.510% 3.86% 2/1/33 (c)(d)(e)	5	5
6 month U.S. LIBOR + 1.535% 3.58% 12/1/34 (c)(d)	9	9
6 month U.S. LIBOR + 1.535% 3.795% 3/1/35 (c)(d)	7	7
6 month U.S. LIBOR + 1.556% 3.654% 10/1/33 (c)(d)	4	4
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 1.965% 3.715% 2/1/36 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.146% 3.699% 7/1/36 (c)(d)	34	35
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)	4	5
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.539% 10/1/33 (c)(d)	10	10
3.5% 7/1/32 to 4/1/48	2,774	2,781
4.5% 11/1/25 to 6/1/41	1,412	1,472
5% 1/1/22 to 4/1/22	12	12
5.5% 8/1/25 to 5/1/44	3,656	3,971
6% 1/1/34 to 6/1/36	794	878
6.5% 2/1/22 to 8/1/36	814	906
		11,814
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (c)(d)	7	7
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (c)(d)	20	21
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(d)	13	14
12 month U.S. LIBOR + 1.754% 3.218% 9/1/41 (c)(d)	242	250
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (c)(d)	14	15
12 month U.S. LIBOR + 1.874% 4.125% 10/1/42 (c)(d)	139	144
12 month U.S. LIBOR + 1.880% 3.06% 10/1/41 (c)(d)	213	222
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)	23	24
12 month U.S. LIBOR + 2.084% 3.896% 3/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (c)(d)	15	15
6 month U.S. LIBOR + 1.647% 4.073% 2/1/37 (c)(d)	16	17
6 month U.S. LIBOR + 1.665% 3.922% 7/1/35 (c)(d)	243	251
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (c)(d)	21	22
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (c)(d)	6	6
6 month U.S. LIBOR + 1.932% 3.988% 10/1/36 (c)(d)	68	71
6 month U.S. LIBOR + 1.976% 4.186% 10/1/35 (c)(d)	48	50
6 month U.S. LIBOR + 2.010% 4.175% 5/1/37 (c)(d)	83	85
6 month U.S. LIBOR + 2.010% 4.26% 5/1/37 (c)(d)	59	62
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (c)(d)	16	17
6 month U.S. LIBOR + 2.656% 4.837% 10/1/35 (c)(d)	10	10
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.907% 6/1/33 (c)(d)	61	64
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.105% 4/1/34 (c)(d)	200	210
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.842% 2/1/36 (c)(d)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (c)(d)	48	51
3% 11/1/33	1,076	1,064
3.5% 7/1/32	589	594
6% 1/1/24	142	148
6.5% 12/1/21	36	38
9.5% 5/1/20 to 6/1/21	3	3
10% 2/1/20 to 3/1/21	0	0
10.5% 1/1/21	0	0
11% 9/1/20	0	0
		3,477
Ginnie Mae - 0.8%
6% 6/15/36	676	753
8% 12/15/23	43	47
10.5% 2/15/19 to 10/15/21	6	6
4.3% 8/20/61 (c)(f)	136	136
4.5% 3/20/47 to 8/20/48	540	562
4.5% 9/1/48 (g)	250	260
4.5% 9/1/48 (g)	250	260
4.611% 2/20/62 (c)(f)	267	270
4.671% 2/20/62 (c)(f)	303	305
4.714% 1/20/62 (c)(f)	1,664	1,676
5.47% 8/20/59 (c)(f)	3	3
11% 1/20/21	2	2
		4,280
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $19,612)		19,571

Asset-Backed Securities - 3.0%
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.4414% 5/25/25 (c)(d)	$222	$222
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.4814% 5/28/30 (c)(d)	291	291
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.4714% 2/25/32 (c)(d)	277	277
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 3.3853% 4/25/22 (c)(d)	46	46
Navient Student Loan Trust:
Series 2017-1A Class A1, 1 month U.S. LIBOR + 0.400% 2.4648% 7/26/66 (c)(d)(h)	229	229
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.3648% 7/26/66 (c)(d)(h)	887	887
Class A2, 1 month U.S. LIBOR + 0.600% 2.6648% 7/26/66 (c)(d)(h)	2,013	2,024
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.2548% 3/25/67 (c)(d)(h)	1,397	1,397
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 2.4353% 1/25/30 (c)(d)	779	779
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.5689% 7/28/21 (c)(d)	2,449	2,450
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.8053% 1/26/26 (c)(d)	7,563	7,589
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	58	59
TOTAL ASSET-BACKED SECURITIES
(Cost $16,229)		16,250

Collateralized Mortgage Obligations - 18.8%
U.S. Government Agency - 18.8%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.46% 4/25/24 (c)(d)	282	280
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.0448% 8/25/31 (c)(d)	62	63
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.0648% 4/25/32 (c)(d)	14	15
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.5148% 11/25/32 (c)(d)	707	711
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.0648% 11/25/32 (c)(d)	29	30
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.9948% 6/25/36 (c)(d)	932	949
planned amortization class:
Series 2003-28 Class KG, 5.5% 4/25/23	113	118
Series 2005-19 Class PA, 5.5% 7/25/34	153	156
Series 2005-64 Class PX, 5.5% 6/25/35	234	245
Series 2005-68 Class CZ, 5.5% 8/25/35	702	762
Series 2012-149:
Class DA, 1.75% 1/25/43	146	138
Class GA, 1.75% 6/25/42	146	138
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	117	121
Series 2004-52 Class KZ, 5.5% 7/25/34	1,560	1,692
Series 2004-91 Class Z, 5% 12/25/34	890	950
Series 2009-59 Class HB, 5% 8/25/39	380	405
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	570	54
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.9848% 3/25/36 (c)(d)	565	579
Series 2011-67 Class AI, 4% 7/25/26 (e)	154	13
Series 2016-26 Class CG, 3% 5/25/46	2,196	2,172
Freddie Mac:
floater:
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.4627% 11/15/32 (c)(d)	123	123
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.9627% 2/15/33 (c)(d)	266	271
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.4627% 3/15/34 (c)(d)	286	288
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	301	322
Series 3415 Class PC, 5% 12/15/37	102	108
Series 3840 Class VA, 4.5% 9/15/27	310	312
Series 4135 Class AB, 1.75% 6/15/42	109	103
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	322	344
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,283	1,391
Series 2004-2862 Class NE, 5% 9/15/24	2,109	2,178
Series 2145 Class MZ, 6.5% 4/15/29	370	406
Series 2357 Class ZB, 6.5% 9/15/31	230	255
Series 2877 Class ZD, 5% 10/15/34	1,080	1,151
Series 2998 Class LY, 5.5% 7/15/25	102	107
Series 3007 Class EW, 5.5% 7/15/25	484	508
Series 3745 Class KV, 4.5% 12/15/26	981	1,018
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	797	814
Series 4341 Class ML, 3.5% 11/15/31	1,175	1,186
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2018-3 Class MA, 3.5% 8/25/57	7,046	7,009
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	958	959
Class A2, 3.5% 6/25/28	230	227
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.5774% 7/20/37 (c)(d)	166	167
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.5574% 1/20/38 (c)(d)	42	42
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.6635% 11/16/39 (c)(d)	161	163
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.5935% 12/16/39 (c)(d)	127	128
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.4069% 7/20/60 (c)(d)(f)	2,153	2,150
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.3999% 9/20/60 (c)(d)(f)	2,591	2,585
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.3999% 8/20/60 (c)(d)(f)	2,825	2,819
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.4799% 12/20/60 (c)(d)(f)	748	748
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 12/20/60 (c)(d)(f)	1,404	1,407
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 2/20/61 (c)(d)(f)	2,781	2,787
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.5899% 2/20/61 (c)(d)(f)	3,218	3,224
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 4/20/61 (c)(d)(f)	1,054	1,057
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.5999% 5/20/61 (c)(d)(f)	1,285	1,289
Class FC, 1 month U.S. LIBOR + 0.500% 2.5999% 5/20/61 (c)(d)(f)	1,182	1,185
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.6299% 6/20/61 (c)(d)(f)	1,445	1,450
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.6999% 10/20/61 (c)(d)(f)	1,441	1,449
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 11/20/61 (c)(d)(f)	1,248	1,257
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 1/20/62 (c)(d)(f)	795	801
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 1/20/62 (c)(d)(f)	1,154	1,161
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 3/20/62 (c)(d)(f)	714	718
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.7499% 5/20/61 (c)(d)(f)	76	76
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.3799% 5/20/63 (c)(d)(f)	848	848
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.2999% 4/20/63 (c)(d)(f)	917	916
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.3274% 10/20/47 (c)(d)	684	683
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.3774% 5/20/48 (c)(d)	844	845
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.3774% 6/20/48 (c)(d)	954	954
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	1,987
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	323	38
Series 2011-68 Class EC, 3.5% 4/20/41	787	794
Series 2017-134 Class BA, 2.5% 11/20/46	135	130
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	506	499
Series 2014-H12 Class KA, 2.75% 5/20/64 (f)	760	750
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.5999% 9/20/62 (c)(d)(f)	2,249	2,251
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.7499% 11/20/65 (c)(d)(f)	408	408
Series 2010-169 Class Z, 4.5% 12/20/40	1,042	1,085
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	1,831	1,853
Series 2010-H17 Class XP, 5.2966% 7/20/60 (c)(f)	1,712	1,736
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(f)	1,367	1,383
Series 2012-64 Class KI, 3.5% 11/20/36 (e)	179	13
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.8968% 4/20/39 (c)(i)	539	547
Class ST, 8.800% - 1 month U.S. LIBOR 6.0302% 8/20/39 (c)(i)	1,687	1,726
Series 2013-H04 Class BA, 1.65% 2/20/63 (f)	1,054	1,038
Series 2013-H07 Class JA, 1.75% 3/20/63 (f)	2,953	2,910
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	2,332	2,320
Series 2015-H21:
Class HA, 2.5% 6/20/63 (f)	5,964	5,941
Class JA, 2.5% 6/20/65 (f)	534	532
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(f)	5,215	5,157
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.83% 5/20/66 (c)(d)(f)	3,359	3,372
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.68% 8/20/66 (c)(d)(f)	3,062	3,066
Series 2090-118 Class XZ, 5% 12/20/39	2,347	2,551
		101,667
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $102,635)		101,667

Commercial Mortgage Securities - 10.4%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	5,462	5,198
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.3014% 7/25/20 (c)(d)	1,400	1,401
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.2814% 10/25/19 (c)(d)	2,800	2,800
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	778	792
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	2,500	2,450
Series K069 Class A2, 3.187% 9/25/27	800	788
Series K071 Class A2, 3.286% 11/25/27	1,200	1,191
Series K072 Class A2, 3.444% 12/25/27	3,153	3,160
Series K073 Class A2, 3.35% 1/25/28	4,900	4,874
Series K155 Class A1, 3.75% 11/25/29	109	112
Series K708 Class A2, 2.13% 1/25/19	2,933	2,926
Series K709 Class A2, 2.086% 3/25/19	2,390	2,382
Series K710 Class A2, 1.883% 5/25/19	2,391	2,380
Series K712 Class A2, 1.869% 11/25/19	1,946	1,924
Series K713 Class A2, 2.313% 3/25/20	790	784
Series K717 Class A2, 2.991% 9/25/21	670	671
Series 2018-K075 Class A1, 3.568% 10/25/27 (c)	3,062	3,114
Series K076 Class A2, 3.9% 6/25/51	1,300	1,349
Series K077 Class A2, 3.85% 5/25/28	1,606	1,661
Series K079:
Class A1, 3.729% 2/25/28	355	365
Class A2, 3.926% 6/25/28	2,509	2,609
Series K504 Class A2, 2.566% 9/25/20	1,909	1,895
Series K706 Class A2, 2.323% 10/25/18	729	727
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.386% 2/25/20 (c)(d)	6,130	6,137
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	4,300	4,445
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $56,679)		56,135

Foreign Government and Government Agency Obligations - 4.2%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,100
5.5% 12/4/23	10,710	12,041
5.5% 4/26/24	1,100	1,245
Jordanian Kingdom 3% 6/30/25	3,329	3,311
Ukraine Government 1.471% 9/29/21	1,400	1,345
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $22,479)		23,042
	Shares	Value (000s)

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.97% (j)
(Cost $11,164)	11,161,861	11,164

Purchased Swaptions - 0.3%(k)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.2%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	5,300	$227
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	2,800	94
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	17,500	738
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	145

TOTAL PUT OPTIONS			1,204

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	5,300	81
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	2,800	66
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	17,500	298
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	60

TOTAL CALL OPTIONS			505

TOTAL PURCHASED SWAPTIONS
(Cost $1,828)			1,709
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $561,076)			553,093
NET OTHER ASSETS (LIABILITIES) - (2.2)%			(11,716)
NET ASSETS - 100%			$541,377

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
4.5% 9/1/48	$(250)	$(260)
4.5% 9/1/48	(250)	(259)
TOTAL TBA SALE COMMITMENTS
Proceeds $(520)		$(519)

Written Swaptions
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.94% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	2,700	$(88)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	3,000	(97)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.989% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2028	8/27/21	9,900	(309)

TOTAL PUT SWAPTIONS			(494)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.94% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	2,700	(84)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	3,000	(95)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.989% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2028	8/27/21	9,900	(322)

TOTAL CALL SWAPTIONS			(501)

TOTAL WRITTEN SWAPTIONS			$(995)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	188	Dec. 2018	$39,736	$(21)	$(21)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	258	Dec. 2018	29,257	(43)	(43)
TOTAL PURCHASED FUTURES					(64)
Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	11	Dec. 2018	1,586	8	8
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	11	Dec. 2018	1,409	(1)	(1)
TOTAL SOLD FUTURES					7
TOTAL FUTURES CONTRACTS					$(57)

The notional amount of futures purchased as a percentage of Net Assets is 12.7%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $65,277.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	$500	$4	$0	$4

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $300,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $18,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,537,000 or 0.8% of net assets.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) For the period, the average monthly notional amount for purchased swaptions was $50,658,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$127
Total	$127

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$323,555	$--	$323,555	$--
U.S. Government Agency - Mortgage Securities	19,571	--	19,571	--
Asset-Backed Securities	16,250	--	16,250	--
Collateralized Mortgage Obligations	101,667	--	101,667	--
Commercial Mortgage Securities	56,135	--	56,135	--
Foreign Government and Government Agency Obligations	23,042	--	23,042	--
Money Market Funds	11,164	11,164	--	--
Purchased Swaptions	1,709	--	1,709	--
Total Investments in Securities:	$553,093	$11,164	$541,929	$--
Derivative Instruments:
Assets
Futures Contracts	$8	$8	$--	$--
Swaps	4	--	4	--
Total Assets	$12	$8	$4	$--
Liabilities
Futures Contracts	$(65)	$(65)	$--	$--
Written Swaptions	(995)	--	(995)	--
Total Liabilities	$(1,060)	$(65)	$(995)	$--
Total Derivative Instruments:	$(1,048)	$(57)	$(991)	$--
Other Financial Instruments:
TBA Sale Commitments	$(519)	$--	$(519)	$--
Total Other Financial Instruments:	$(519)	$--	$(519)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$8	$(65)
Purchased Swaptions(b)	1,709	0
Swaps(c)	4	0
Written Swaptions(d)	0	(995)
Total Interest Rate Risk	1,721	(1,060)
Total Value of Derivatives	$1,721	$(1,060)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $549,912)	$541,929
Fidelity Central Funds (cost $11,164)	11,164
Total Investment in Securities (cost $561,076)		$553,093
Receivable for investments sold		33,650
Receivable for premium on written options		996
Receivable for TBA sale commitments		520
Receivable for fund shares sold		433
Interest receivable		2,066
Distributions receivable from Fidelity Central Funds		23
Receivable for daily variation margin on futures contracts		43
Receivable for daily variation margin on centrally cleared OTC swaps		1
Total assets		590,825
Liabilities
Payable for investments purchased
Regular delivery	$46,709
Delayed delivery	519
TBA sale commitments, at value	519
Payable for fund shares redeemed	436
Distributions payable	64
Accrued management fee	139
Written options, at value (premium receivable $996)	995
Other affiliated payables	67
Total liabilities		49,448
Net Assets		$541,377
Net Assets consist of:
Paid in capital		$558,437
Distributions in excess of net investment income		(320)
Accumulated undistributed net realized gain (loss) on investments		(8,706)
Net unrealized appreciation (depreciation) on investments		(8,034)
Net Assets, for 52,899 shares outstanding		$541,377
Net Asset Value, offering price and redemption price per share ($541,377 ÷ 52,899 shares)		$10.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2018
Investment Income
Interest		$11,805
Income from Fidelity Central Funds		127
Total income		11,932
Expenses
Management fee	$1,659
Transfer agent fees	542
Fund wide operations fee	237
Independent trustees' fees and expenses	2
Total expenses before reductions	2,440
Total expenses after reductions	–	2,440
Net investment income (loss)		9,492
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,137)
Fidelity Central Funds	(1)
Futures contracts	(1,025)
Swaps	(15)
Written options	48
Total net realized gain (loss)		(5,130)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,341)
Futures contracts	(65)
Swaps	4
Written options	1
Delayed delivery commitments	33
Total change in net unrealized appreciation (depreciation)		(12,368)
Net gain (loss)		(17,498)
Net increase (decrease) in net assets resulting from operations		$(8,006)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,492	$8,623
Net realized gain (loss)	(5,130)	(3,078)
Change in net unrealized appreciation (depreciation)	(12,368)	(7,228)
Net increase (decrease) in net assets resulting from operations	(8,006)	(1,683)
Distributions to shareholders from net investment income	(9,409)	(8,262)
Distributions to shareholders from net realized gain	–	(5,795)
Total distributions	(9,409)	(14,057)
Share transactions
Proceeds from sales of shares	87,437	41,033
Reinvestment of distributions	8,658	13,123
Cost of shares redeemed	(113,050)	(183,806)
Net increase (decrease) in net assets resulting from share transactions	(16,955)	(129,650)
Total increase (decrease) in net assets	(34,370)	(145,390)
Net Assets
Beginning of period	575,747	721,137
End of period	$541,377	$575,747
Other Information
Distributions in excess of net investment income end of period	$(320)	$(257)
Shares
Sold	8,532	3,886
Issued in reinvestment of distributions	840	1,240
Redeemed	(10,950)	(17,480)
Net increase (decrease)	(1,578)	(12,354)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Government Income Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.79	$10.71	$10.68	$10.58
Income from Investment Operations
Net investment income (loss)A	.181	.144	.130	.144	.133
Net realized and unrealized gain (loss)	(.342)	(.138)	.148	.016	.153
Total from investment operations	(.161)	.006	.278	.160	.286
Distributions from net investment income	(.179)	(.138)	(.135)	(.130)	(.130)
Distributions from net realized gain	–	(.088)	(.063)	–	(.056)
Total distributions	(.179)	(.226)	(.198)	(.130)	(.186)
Net asset value, end of period	$10.23	$10.57	$10.79	$10.71	$10.68
Total ReturnB	(1.52)%	.08%	2.62%	1.50%	2.72%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.75%	1.36%	1.21%	1.34%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$541	$576	$721	$740	$823
Portfolio turnover rateE	132%	149%	117%	71%	153%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,977
Gross unrealized depreciation	(9,952)
Net unrealized appreciation (depreciation)	$(7,975)
Tax Cost	$560,080

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(8,672)
Net unrealized appreciation (depreciation) on securities and other investments	$(7,975)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(5,981)
Long-term	(2,691)
Total capital loss carryforward	$(8,672)

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$9,409	$ 9,242
Long-term Capital Gains	–	4,815
Total	$9,409	$ 14,057

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(1,025)	$(65)
Purchased Options	43	(119)
Swaps	(15)	4
Written Options	48	1
Totals	$(949)	$(179)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $22,695 and $13,531, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses in the amount of less than five hundred dollars.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Intermediate Government Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Intermediate Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.45%	$1,000.00	$1,007.20	$2.28
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 46.83% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,952,719 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders. (QII)

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SLM-ANN-1018
1.844593.113

Fidelity® Series Government Bond Index Fund Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
1 - 1.99%	32.2
2 - 2.99%	52.6
3 - 3.99%	8.0
4 - 4.99%	2.6
5 - 5.99%	1.6
6 - 6.99%	0.5
7 - 7.99%	0.6

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
U.S. Treasury Obligations	94.0%
U.S. Government Agency Obligations	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.9%

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 96.1%
	Principal Amount	Value
U.S. Government Agency Obligations - 2.1%
Fannie Mae:
2.125% 4/24/26	$6,000	$5,654
7.125% 1/15/30	6,000	8,223
Freddie Mac:
2.75% 6/19/23	11,000	10,951
6.75% 9/15/29	5,000	6,640
		31,468
U.S. Treasury Obligations - 94.0%
U.S. Treasury Bonds:
2.5% 2/15/45	10,000	9,044
2.875% 8/15/45	66,000	64,175
3.125% 5/15/48	47,000	47,942
3.75% 11/15/43	61,000	68,823
4.625% 2/15/40	30,000	37,806
5% 5/15/37	13,000	16,876
5.25% 11/15/28	5,000	6,043
U.S. Treasury Notes:
1.375% 4/30/21	207,000	200,069
1.5% 5/31/20	106,000	103,988
1.5% 8/15/26	27,000	24,439
1.75% 11/30/19	73,000	72,304
1.75% 11/30/21	72,000	69,848
2% 2/15/25	66,000	62,844
2.125% 12/31/22	137,000	133,527
2.25% 12/31/24	49,000	47,442
2.25% 2/15/27	43,000	41,070
2.25% 11/15/27	38,000	36,121
2.375% 1/31/23	9,000	8,862
2.5% 5/31/20	110,000	109,768
2.5% 6/30/20	7,000	6,984
2.5% 3/31/23	92,000	91,023
2.75% 7/31/23	56,000	55,998
2.75% 2/28/25	59,000	58,827
2.75% 8/31/25	17,000	17,013
2.875% 5/15/28	10,000	10,002
		1,400,838
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,432,698)		1,432,306
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.97% (a)
(Cost $30,697)	30,688	30,694
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $1,463,395)		1,463,000
NET OTHER ASSETS (LIABILITIES) - 1.8%		27,539
NET ASSETS - 100%		$1,490,539

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$181
Total	$181

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,432,306	$--	$1,432,306	$--
Money Market Funds	30,694	30,694	--	--
Total Investments in Securities:	$1,463,000	$30,694	$1,432,306	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,432,698)	$1,432,306
Fidelity Central Funds (cost $30,697)	30,694
Total Investment in Securities (cost $1,463,395)		$1,463,000
Receivable for investments sold		38,665
Receivable for fund shares sold		490,050
Interest receivable		4,834
Distributions receivable from Fidelity Central Funds		181
Total assets		1,996,730
Liabilities
Payable for investments purchased	$506,081
Distributions payable	109
Other payables and accrued expenses	1
Total liabilities		506,191
Net Assets		$1,490,539
Net Assets consist of:
Paid in capital		$1,490,984
Undistributed net investment income		2
Accumulated undistributed net realized gain (loss) on investments		(52)
Net unrealized appreciation (depreciation) on investments		(395)
Net Assets, for 149,098 shares outstanding		$1,490,539
Net Asset Value, offering price and redemption price per share ($1,490,539 ÷ 149,098 shares)		$10.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 17, 2018 (commencement of operations) to August 31, 2018
Investment Income
Interest		$865
Income from Fidelity Central Funds		181
Total income		1,046
Expenses
Custodian fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,045
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45
Fidelity Central Funds	(97)
Total net realized gain (loss)		(52)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(392)
Fidelity Central Funds	(3)
Total change in net unrealized appreciation (depreciation)		(395)
Net gain (loss)		(447)
Net increase (decrease) in net assets resulting from operations		$598

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 17, 2018 (commencement of operations) to August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,045
Net realized gain (loss)	(52)
Change in net unrealized appreciation (depreciation)	(395)
Net increase (decrease) in net assets resulting from operations	598
Distributions to shareholders from net investment income	(1,043)
Share transactions
Proceeds from sales of shares	1,490,050
Reinvestment of distributions	934
Net increase (decrease) in net assets resulting from share transactions	1,490,984
Total increase (decrease) in net assets	1,490,539
Net Assets
Beginning of period	–
End of period	$1,490,539
Other Information
Undistributed net investment income end of period	$2
Shares
Sold	149,005
Issued in reinvestment of distributions	93
Net increase (decrease)	149,098

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Bond Index Fund

Years ended August 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.010
Net realized and unrealized gain (loss)	–C
Total from investment operations	.010
Distributions from net investment income	(.010)
Net asset value, end of period	$10.00
Total ReturnD	.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H
Expenses net of fee waivers, if any	- %G,H
Expenses net of all reductions	- %G,H
Net investment income (loss)	2.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,491
Portfolio turnover rateI	4%J

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$137
Gross unrealized depreciation	(366)
Net unrealized appreciation (depreciation)	$(229)
Tax Cost	$1,463,229

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(52)
Net unrealized appreciation (depreciation) on securities and other investments	$(229)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(52)

The tax character of distributions paid was as follows:

August 31, 2018(a)
Ordinary Income	$1,043

 (a) For the period August 17, 2018 (commencement of operations) to August 31, 2018.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Series Government Bond Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Government Bond Index Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period August 17, 2018 (commencement of operations) through August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the period August 17, 2018 (commencement of operations) through August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 17, 2018 to August 31, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2018	Expenses Paid During Period
Actual	- %-B	$1,000.00	$1,001.00	$-C,D
Hypothetical-E		$1,000.00	$1,025.21	$-D,F

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 15/365 (to reflect the period August 17, 2018 to August 31, 2018).

 D Amount represents less than $.005.

 E 5% return per year before expenses

 F Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

A total of 88.37% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Government Bond Index Fund

On July 19, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of Series funds generally. The Board considered the structure of the investment personnel compensation program, and whether this structure, provides, appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund will not pay FMR a management fee for investment advisory services. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed, 0.014% through October 31, 2019.

Based on its review, the Board considered that the fund will not pay a management fee and concluded that the fund's projected total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.

Economies of Scale.  The Board concluded that because the fund will pay no advisory fees, there is no issue of FMR sharing economies of scale with the fund to the extent assets increase.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is offered exclusively to other Fidelity funds, which use the fund to gain exposure to a specific type of investment. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' fixed income allocations.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

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Fidelity Advisor® Total Bond Fund - Class A, Class M, Class C, Class I and Class Z Annual Report August 31, 2018 Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Total Bond Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-877-208-0098 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(4.91)%	2.05%	3.99%
Class M (incl. 4.00% sales charge)	(4.92)%	2.04%	3.97%
Class C (incl. contingent deferred sales charge)	(2.57)%	2.12%	3.66%
Class I	(0.70)%	3.15%	4.68%
Class Z	(0.56)%	3.25%	4.74%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on December 22, 2014. Returns prior to December 22, 2014, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Class A on August 31, 2008, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,782	Fidelity Advisor® Total Bond Fund - Class A
$14,380	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds dipped below the waterline for the 12 months ending August 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. Longer-term bond yields declined through September 2017, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then generally advanced through mid-May, driven by three policy-rate hikes, plans by the U.S. Federal Reserve to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Longer-term yields moderated slightly by August 31, with spreads between shorter-term and longer-term Treasury bonds remaining tight, partly due to escalating trade tension. Within the Bloomberg Barclays index, asset-backed securities (+0.32%) topped all major market segments, followed by other securitized sectors. Conversely, safe-haven U.S. Treasury securities returned -1.54% and corporate bonds returned -1.01%. Outside the index, riskier, non-core fixed-income segments generally posted gains, while Treasury Inflation-Protected Securities (TIPS) rose 0.83%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Lead Portfolio Manager Ford O’Neil and Co-Portfolio Manager Celso Munoz:  For the annual reporting period ending August 31, 2018, most of the fund’s share classes (excluding sales charges, if applicable) produced a slightly negative return that outpaced, net of fees, the -1.05% return of the Bloomberg Barclays U.S. Aggregate Bond Index. Versus the benchmark, the fund’s somewhat shorter duration helped it hold in better as interest rates rose the past 12 months. We added value via exposure to leveraged loans and overweighting high-yield corporates, two sectors that outpaced the index. The fund’s investments in Treasury Inflation-Protected Securities (TIPS) also contributed. Choices among investment-grade corporate bonds aided the relative return, as did holding a smaller stake in Treasuries than the index. Within corporates, selections among the bonds of industrial and financial companies each helped. Certain corporates that had been downgraded to below-investment-grade worked to the fund’s advantage, and holdings in taxable municipal bonds from the state of Illinois added to the fund’s relative return. Conversely, specific government names tied to energy disappointed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders  Celso Munoz (September 30, 2017) and Michael Weaver (April 2, 2018) assumed co-manager responsibilities for the fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2018
U.S. Government and U.S. Government Agency Obligations	57.7%
AAA	1.7%
AA	0.8%
A	5.6%
BBB	18.9%
BB and Below	14.8%
Not Rated	0.9%
Equities	0.1%
Short-Term Investments and Net Other Assets*	(0.5)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*,**,***
Corporate Bonds	31.6%
U.S. Government and U.S. Government Agency Obligations	57.7%
Asset-Backed Securities	2.0%
CMOs and Other Mortgage Related Securities	1.6%
Municipal Bonds	1.1%
Stocks	0.1%
Other Investments	6.4%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.5)%

 * Foreign investments - 10.6%

 ** Futures and Swaps - 1.3%

 *** Written options - (1.8)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Corporate Bonds - 31.6%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$5,710,000	$5,011,970
3.375% 8/15/26		3,010,000	2,831,215
			7,843,185
Nonconvertible Bonds - 31.6%
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (b)		6,165,000	5,966,487
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	3,945,000	4,168,550
Tenedora Nemak SA de CV 4.75% 1/23/25 (b)		640,000	621,440
			10,756,477
Automobiles - 0.5%
General Motors Co. 3.5% 10/2/18		9,215,000	9,221,727
General Motors Financial Co., Inc.:
3.15% 1/15/20		27,252,000	27,265,081
3.2% 7/13/20		20,200,000	20,134,296
3.5% 7/10/19		10,761,000	10,818,142
4% 1/15/25		18,085,000	17,536,663
4.2% 3/1/21		26,269,000	26,632,676
4.25% 5/15/23		5,420,000	5,439,780
4.375% 9/25/21		47,963,000	48,827,804
Volkswagen Financial Services AG 1.875% 9/7/21 (Reg. S)	GBP	3,600,000	4,669,703
			170,545,872
Diversified Consumer Services - 0.1%
Frontdoor, Inc. 6.75% 8/15/26 (b)		1,765,000	1,806,919
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		8,466,000	8,721,235
Laureate Education, Inc. 8.25% 5/1/25 (b)		4,615,000	4,978,431
Service Corp. International 4.625% 12/15/27		4,045,000	3,883,200
			19,389,785
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		2,935,000	2,802,925
5% 10/15/25 (b)		5,275,000	5,090,375
Aramark Services, Inc.:
4.75% 6/1/26		7,225,000	7,116,625
5% 2/1/28 (b)		3,410,000	3,341,800
5.125% 1/15/24		2,520,000	2,559,035
Eldorado Resorts, Inc. 6% 4/1/25		4,142,000	4,209,308
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,065,625
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		5,090,000	5,293,600
Golden Nugget, Inc. 6.75% 10/15/24 (b)		13,075,000	13,287,469
Hilton Escrow Issuer LLC 4.25% 9/1/24		7,280,000	7,079,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		2,580,000	2,547,750
4.875% 4/1/27		1,530,000	1,505,138
McDonald's Corp. 2.75% 12/9/20		3,638,000	3,617,929
MCE Finance Ltd. 4.875% 6/6/25 (b)		12,515,000	11,871,925
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		16,840,000	16,040,100
4.5% 1/15/28		6,215,000	5,729,609
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	539,838
Scientific Games Corp.:
5% 10/15/25 (b)		5,100,000	4,845,000
6.625% 5/15/21		8,595,000	8,509,050
Stars Group Holdings BV 7% 7/15/26 (b)		8,775,000	9,126,000
Station Casinos LLC 5% 10/1/25 (b)		4,290,000	4,145,213
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,555,000	2,595,880
7.25% 11/30/21 (b)		4,925,000	5,048,125
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		970,000	905,738
Times Square Hotel Trust 8.528% 8/1/26 (b)		944,807	1,090,502
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		5,155,000	5,116,338
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		4,730,000	4,422,550
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		1,475,000	1,404,938
5.5% 10/1/27 (b)		6,460,000	6,104,700
			147,012,885
Household Durables - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8392% 7/15/21 (b)(c)(d)		11,330,000	11,457,463
5.125% 7/15/23 (b)		5,170,000	5,150,613
5.75% 10/15/20		2,844,331	2,847,887
			19,455,963
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.:
4.375% 11/15/26		5,750,000	5,433,750
4.875% 4/15/28 (b)		4,690,000	4,443,775
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		5,975,000	5,989,938
6.375% 5/15/25		8,115,000	8,480,175
			24,347,638
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (b)		5,340,000	5,230,210
Media - 2.1%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,788,549
7.75% 12/1/45		3,932,000	5,791,472
Altice SA:
7.25% 5/15/22 (Reg. S)	EUR	800,000	934,664
7.625% 2/15/25 (b)		2,235,000	2,065,788
7.75% 5/15/22 (b)		23,985,000	23,115,544
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		9,560,000	9,619,750
5.5% 5/15/26 (b)		6,920,000	6,798,900
7.75% 7/15/25 (b)		5,770,000	6,137,838
Cablevision SA 6.5% 6/15/21 (b)		1,013,000	949,941
Cablevision Systems Corp. 5.875% 9/15/22		3,120,000	3,174,600
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		6,395,000	6,099,231
5% 2/1/28 (b)		19,150,000	17,934,550
5.125% 2/15/23		1,130,000	1,131,413
5.125% 5/1/23 (b)		7,520,000	7,520,000
5.125% 5/1/27 (b)		11,140,000	10,624,775
5.5% 5/1/26 (b)		12,195,000	12,042,563
5.75% 2/15/26 (b)		11,180,000	11,180,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		20,419,000	20,826,685
4.908% 7/23/25		20,419,000	20,820,671
5.375% 5/1/47		51,316,000	47,864,129
6.484% 10/23/45		8,199,000	8,740,951
Comcast Corp.:
3.9% 3/1/38		5,245,000	4,856,140
3.969% 11/1/47		16,962,000	15,354,189
3.999% 11/1/49		19,304,000	17,384,329
4% 3/1/48		9,566,000	8,642,844
4.6% 8/15/45		13,824,000	13,593,049
4.65% 7/15/42		12,353,000	12,280,025
6.45% 3/15/37		2,196,000	2,654,945
CSC Holdings LLC:
5.25% 6/1/24		4,283,000	4,154,510
5.375% 2/1/28 (b)		2,850,000	2,731,583
5.5% 4/15/27 (b)		4,045,000	3,938,819
6.75% 11/15/21		8,225,000	8,718,500
DISH DBS Corp.:
5.875% 7/15/22		4,000,000	3,840,000
5.875% 11/15/24		12,795,000	11,131,650
7.75% 7/1/26		1,355,000	1,222,888
E.W. Scripps Co. 5.125% 5/15/25 (b)		3,120,000	2,979,600
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,710,800
4.875% 4/11/22 (b)		565,000	559,356
5.125% 3/31/27 (b)		580,000	537,956
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	4,900,000	5,590,092
2.75% 4/13/23 (Reg. S)	EUR	2,600,000	3,164,692
MDC Partners, Inc. 6.5% 5/1/24 (b)		14,090,000	12,628,163
NBCUniversal, Inc.:
4.45% 1/15/43		9,792,000	9,413,632
5.15% 4/30/20		11,614,000	12,010,564
5.95% 4/1/41		6,848,000	7,934,139
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		5,221,924	5,117,486
Nielsen Co. S.a.r.l. (Luxembourg):
5% 2/1/25 (b)		3,930,000	3,812,100
5.5% 10/1/21 (b)		880,000	881,100
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		4,425,000	4,296,896
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		6,090,000	5,975,508
5% 8/1/27 (b)		8,290,000	8,010,130
5.375% 4/15/25 (b)		6,450,000	6,546,750
6% 7/15/24 (b)		6,565,000	6,821,692
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,960,000	3,685,948
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,434,352
4.5% 9/15/42		30,539,000	25,732,484
5.5% 9/1/41		12,973,000	12,463,021
5.875% 11/15/40		16,544,000	16,529,872
6.55% 5/1/37		38,302,000	41,360,648
7.3% 7/1/38		38,728,000	44,997,200
8.25% 4/1/19		24,391,000	25,118,054
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,143,290
6.2% 3/15/40		11,792,000	12,713,427
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		6,904,000	6,760,466
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		4,335,000	4,259,138
VTR Finance BV 6.875% 1/15/24 (b)		3,885,000	3,966,585
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		3,100,000	2,894,625
6% 1/15/27 (b)		5,605,000	5,086,538
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		8,780,000	8,269,706
			678,071,495
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.875% 7/1/23 (b)		980,000	879,550
Textiles, Apparel & Luxury Goods - 0.0%
Tecpetrol SA 4.875% 12/12/22 (b)		500,000	447,500
TOTAL CONSUMER DISCRETIONARY			1,076,137,375
CONSUMER STAPLES - 1.4%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	38,164,918
3.3% 2/1/23		41,589,000	41,261,656
3.65% 2/1/26		3,166,000	3,097,123
4.7% 2/1/36		39,376,000	39,915,939
4.9% 2/1/46		45,032,000	45,764,786
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22		10,217,000	10,379,045
4.75% 4/15/58		28,143,000	27,612,175
Central American Bottling Corp. 5.75% 1/31/27 (b)		295,000	292,050
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,383,445
4.25% 5/1/23		5,205,000	5,303,981
			214,175,118
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		4,725,000	4,665,938
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		8,473,000	8,445,422
3.3% 11/18/21		10,050,000	10,023,311
			23,134,671
Food Products - 0.1%
CF Industries Holdings, Inc.:
3.45% 6/1/23		3,115,000	2,990,400
4.5% 12/1/26 (b)		1,380,000	1,377,357
5.15% 3/15/34		280,000	263,900
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,000,000	1,022,500
JBS Investments GmbH 7.75% 10/28/20 (b)		2,850,000	2,895,629
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (b)		16,890,000	16,256,625
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,145,000	2,107,463
4.875% 11/1/26 (b)		1,555,000	1,531,675
Post Holdings, Inc.:
5% 8/15/26 (b)		3,240,000	3,110,400
5.625% 1/15/28 (b)		3,245,000	3,135,481
5.75% 3/1/27 (b)		2,690,000	2,656,375
			37,347,805
Personal Products - 0.0%
Coty, Inc. 6.5% 4/15/26 (b)		4,650,000	4,373,906
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,920,000	1,937,376
			6,311,282
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,394,429
4% 1/31/24		6,408,000	6,544,624
BAT International Finance PLC 1.25% 3/13/27 (Reg. S)	EUR	4,795,000	5,370,726
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (b)		20,000,000	19,870,596
3.75% 7/21/22 (b)		20,300,000	20,249,936
4.25% 7/21/25 (b)		18,467,000	18,374,850
8.125% 3/15/24	GBP	2,135,000	3,552,826
Reynolds American, Inc.:
3.25% 6/12/20		3,274,000	3,269,867
4% 6/12/22		11,386,000	11,523,995
4.45% 6/12/25		18,560,000	18,812,625
5.7% 8/15/35		4,237,000	4,570,597
5.85% 8/15/45		35,690,000	38,903,691
6.15% 9/15/43		4,511,000	5,038,966
7.25% 6/15/37		5,056,000	6,344,408
Vector Group Ltd. 6.125% 2/1/25 (b)		15,055,000	14,415,163
			186,237,299
TOTAL CONSUMER STAPLES			467,206,175
ENERGY - 6.5%
Energy Equipment & Services - 0.5%
Borets Finance DAC 6.5% 4/7/22 (b)		1,540,000	1,524,600
Diamond Offshore Drilling, Inc. 7.875% 8/15/25		2,910,000	2,968,200
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	19,672,449
6.5% 4/1/20		738,000	775,227
Ensco PLC:
4.5% 10/1/24		12,325,000	10,229,750
5.2% 3/15/25		13,010,000	10,879,613
5.75% 10/1/44		7,801,000	5,675,228
7.75% 2/1/26		2,200,000	2,101,000
8% 1/31/24		3,943,000	3,913,428
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		5,255,000	5,241,863
6% 10/1/22		995,000	992,513
FTS International, Inc. 6.25% 5/1/22		485,000	475,906
Halliburton Co.:
3.8% 11/15/25		9,790,000	9,770,140
4.85% 11/15/35		8,550,000	8,946,860
Jonah Energy LLC 7.25% 10/15/25 (b)		2,755,000	2,148,900
Nabors Industries, Inc.:
5.5% 1/15/23		3,322,000	3,311,739
5.75% 2/1/25 (b)		5,305,000	5,102,639
Noble Holding International Ltd.:
5.25% 3/15/42		1,890,000	1,313,550
7.75% 1/15/24		3,019,000	2,951,073
7.875% 2/1/26 (b)		1,930,000	1,978,250
7.95% 4/1/25 (c)		10,335,000	9,818,250
8.95% 4/1/45 (c)		7,307,000	6,612,835
Precision Drilling Corp.:
5.25% 11/15/24		1,290,000	1,228,725
7.125% 1/15/26 (b)		1,620,000	1,666,575
7.75% 12/15/23		4,985,000	5,271,638
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,830,000	3,063,475
Summit Midstream Holdings LLC:
5.5% 8/15/22		2,135,000	2,124,325
5.75% 4/15/25		6,431,000	6,205,915
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		2,200,000	2,101,352
Weatherford International Ltd.:
5.95% 4/15/42		1,290,000	906,225
6.5% 8/1/36		1,780,000	1,321,650
7% 3/15/38		505,000	383,800
9.875% 2/15/24		2,865,000	2,707,425
Weatherford International, Inc. 9.875% 3/1/25 (b)		10,485,000	9,829,688
			153,214,806
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Finance Co. 7.5% 5/1/31		29,585,000	37,037,205
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	6,938,927
5.55% 3/15/26		13,807,000	14,836,979
6.45% 9/15/36		4,370,000	5,068,607
6.6% 3/15/46		22,460,000	27,030,634
Antero Resources Corp. 5.125% 12/1/22		6,335,000	6,398,350
California Resources Corp. 8% 12/15/22 (b)		11,090,000	9,939,413
Canadian Natural Resources Ltd.:
3.9% 2/1/25		24,997,000	24,825,218
5.85% 2/1/35		10,897,000	12,262,153
Cenovus Energy, Inc. 4.25% 4/15/27		31,079,000	30,019,649
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		5,595,000	5,692,913
5.875% 3/31/25		5,295,000	5,625,938
7% 6/30/24		7,385,000	8,169,656
Cheniere Energy Partners LP 5.25% 10/1/25		20,370,000	20,370,000
Chesapeake Energy Corp.:
4.875% 4/15/22		3,735,000	3,604,275
5.75% 3/15/23		5,580,000	5,412,600
6.125% 2/15/21		1,750,000	1,785,000
8% 12/15/22 (b)		7,485,000	7,868,606
8% 1/15/25		2,890,000	2,951,413
8% 6/15/27		3,295,000	3,336,188
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,860,000	1,985,550
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		6,888,000	6,939,660
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		15,490,000	15,442,649
4.5% 6/1/25		4,707,000	4,753,234
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (b)(c)(d)		14,775,000	14,779,524
6.5% 5/15/26 (b)		4,230,000	4,261,725
6.875% 6/15/25 (b)		4,700,000	4,849,225
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,710,000	8,884,200
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,502,995
5.85% 5/21/43 (b)(c)		28,823,000	26,517,160
DCP Midstream Operating LP:
3.875% 3/15/23		5,532,000	5,393,700
5.375% 7/15/25		5,810,000	5,955,250
Denbury Resources, Inc.:
4.625% 7/15/23		260,000	223,600
5.5% 5/1/22		2,710,000	2,445,775
6.375% 8/15/21		865,000	829,859
9% 5/15/21 (b)		6,280,000	6,751,000
9.25% 3/31/22 (b)		8,115,000	8,672,906
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		3,870,000	3,957,075
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	14,462,403
El Paso Corp. 6.5% 9/15/20		16,140,000	17,101,438
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	9,076,914
Enable Midstream Partners LP:
2.4% 5/15/19 (c)		4,028,000	4,009,397
3.9% 5/15/24 (c)		4,249,000	4,107,340
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	13,469,910
4.375% 10/15/20		11,319,000	11,480,786
Enbridge, Inc.:
4.25% 12/1/26		7,730,000	7,763,996
5.5% 12/1/46		8,922,000	10,005,249
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		860,000	857,850
5.75% 1/30/28 (b)		865,000	862,838
Energy Transfer Partners LP:
4.2% 9/15/23		5,781,000	5,848,508
4.95% 6/15/28		19,725,000	20,123,053
5.8% 6/15/38		10,998,000	11,369,726
6% 6/15/48		7,162,000	7,601,047
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,958,207
3.75% 2/15/25		9,982,000	10,014,658
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		935,000	956,038
8% 11/29/24 (b)		10,480,000	10,506,200
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (b)		3,980,000	3,726,275
Frontera Energy Corp. 9.7% 6/25/23 (b)		1,610,000	1,674,400
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,000,000	2,055,752
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		5,165,000	5,126,263
7% 6/15/23		9,970,000	10,019,850
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		650,000	625,625
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		10,144,000	10,220,080
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		7,510,000	7,256,538
5.75% 10/1/25 (b)		2,135,000	2,118,988
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		4,810,000	4,641,650
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		2,780,000	2,775,185
KazMunaiGaz Finance Sub BV:
4.75% 4/24/25 (b)		845,000	852,183
6.375% 10/24/48 (b)		470,000	488,800
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		11,339,000	11,360,204
5.5% 3/1/44		42,953,000	43,867,709
6.55% 9/15/40		1,889,000	2,130,698
Kinder Morgan, Inc.:
5% 2/15/21 (b)		10,606,000	10,983,613
5.05% 2/15/46		4,854,000	4,763,813
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		2,520,000	2,557,800
7.875% 8/1/21 (b)		5,360,000	5,440,400
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		4,745,000	4,756,863
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	10,580,623
MPLX LP:
4.5% 7/15/23		9,887,000	10,165,086
4.875% 12/1/24		13,392,000	13,904,233
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,157,648
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		7,155,000	6,833,025
Pan American Energy LLC 7.875% 5/7/21 (b)		3,343,000	3,296,532
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		715,000	709,638
5.375% 1/15/25 (b)		5,800,000	5,842,920
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		7,445,000	7,603,206
Pemex Project Funding Master Trust 6.625% 6/15/35		6,205,000	6,003,338
Petrobras Energia SA 7.375% 7/21/23 (b)		1,715,000	1,492,908
Petrobras Global Finance BV:
4.375% 5/20/23		20,096,000	18,870,144
4.75% 1/14/25	EUR	2,960,000	3,522,495
5.75% 2/1/29		40,170,000	34,947,900
5.999% 1/27/28 (b)		59,620,000	53,771,278
6.125% 1/17/22		3,060,000	3,124,260
6.25% 3/17/24		22,380,000	21,901,963
7.25% 3/17/44		45,050,000	41,265,800
7.375% 1/17/27		41,110,000	40,768,787
8.75% 5/23/26		62,405,000	66,629,819
Petrobras International Finance Co. Ltd.:
5.875% 3/7/22	EUR	200,000	257,396
6.875% 1/20/40		330,000	296,621
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		975,000	199,875
6% 5/16/24 (b)(e)		1,205,000	228,950
6% 11/15/26 (b)(e)		2,810,000	505,800
12.75% 2/17/22 (b)(e)		270,000	60,075
Petroleos Mexicanos:
3.5% 1/30/23		11,169,000	10,525,107
3.625% 11/24/25 (Reg. S)	EUR	1,500,000	1,733,290
3.75% 2/21/24 (Reg. S)	EUR	7,960,000	9,474,615
4.5% 1/23/26		46,043,000	42,589,775
4.625% 9/21/23		79,635,000	78,265,278
4.875% 1/24/22		11,642,000	11,708,942
4.875% 1/18/24		13,427,000	13,158,460
5.5% 1/21/21		11,789,000	12,119,092
5.5% 6/27/44		10,807,000	8,934,147
5.625% 1/23/46		35,710,000	29,421,469
6% 3/5/20		3,910,000	4,041,963
6.35% 2/12/48 (b)		87,325,000	77,500,938
6.375% 1/23/45		30,707,000	27,509,480
6.5% 3/13/27		91,887,000	93,026,399
6.5% 6/2/41		31,057,000	28,437,342
6.625% (b)(f)		2,275,000	2,154,857
6.75% 9/21/47		52,566,000	48,659,295
6.875% 8/4/26		41,150,000	42,590,250
8% 5/3/19		7,261,000	7,458,862
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (Reg. S)		1,215,000	1,154,250
Phillips 66 Co. 4.3% 4/1/22		12,618,000	12,986,000
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,301,438
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		5,217,000	5,168,342
PT Pertamina Persero 6.5% 5/27/41 (b)		510,000	557,935
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23		7,715,000	7,464,263
SemGroup Corp.:
6.375% 3/15/25		1,995,000	1,950,113
7.25% 3/15/26		3,424,000	3,406,880
Southwestern Energy Co.:
4.1% 3/15/22		3,230,000	3,149,250
6.2% 1/23/25 (c)		34,312,000	34,354,890
7.75% 10/1/27		3,760,000	3,976,200
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		43,401,000	42,437,258
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		2,990,000	2,900,300
5% 1/15/28 (b)		5,175,000	5,026,219
5.125% 2/1/25		9,935,000	9,984,675
5.25% 5/1/23		685,000	693,563
5.875% 4/15/26 (b)		5,815,000	5,960,375
6.75% 3/15/24		4,420,000	4,641,000
The Williams Companies, Inc.:
4.55% 6/24/24		34,001,000	34,702,781
5.75% 6/24/44		19,187,000	20,626,025
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		4,070,000	3,565,320
Tullow Oil PLC 7% 3/1/25 (b)		805,000	780,528
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	4,881,175
4.75% 8/15/28		5,809,000	5,780,461
5.375% 6/1/21		44,065,000	45,662,632
Williams Partners LP:
3.6% 3/15/22		10,817,000	10,792,131
3.9% 1/15/25		26,667,000	26,380,607
4% 11/15/21		6,716,000	6,802,342
4% 9/15/25		3,000,000	2,963,640
4.125% 11/15/20		2,399,000	2,429,776
4.3% 3/4/24		40,932,000	41,419,161
4.5% 11/15/23		7,325,000	7,496,561
YPF SA:
8.5% 3/23/21 (b)		1,035,000	996,705
8.5% 3/23/21 (Reg. S)		3,705,000	3,567,915
8.75% 4/4/24 (b)		9,040,000	8,384,690
			1,951,932,340
TOTAL ENERGY			2,105,147,146
FINANCIALS - 10.2%
Banks - 4.2%
ABN AMRO Bank NV:
2.875% 1/18/28 (Reg. S) (c)	EUR	2,000,000	2,459,945
4.4% 3/27/28 (Reg. S) (c)		800,000	790,218
Access Bank PLC:
9.25% 6/24/21 (b)(c)		1,935,000	1,937,419
10.5% 10/19/21 (b)		535,000	561,483
AIB Group PLC 2.25% 7/3/25 (Reg. S)	EUR	2,350,000	2,728,284
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		945,000	593,948
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	4,095,000	5,032,669
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	2,505,000	2,314,512
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	717,600
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,455,000	1,469,550
Banco Do Brasil SA:
4.625% 1/15/25 (b)		2,775,000	2,518,590
4.875% 4/19/23 (b)		805,000	764,162
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (e)	EUR	1,300,000	445,148
Banco Hipotecario SA 9.75% 11/30/20 (b)		5,160,000	4,974,240
Banco Macro SA 6.75% 11/4/26 (b)(c)		3,845,000	3,076,038
Bank Ireland Group PLC 1.375% 8/29/23 (Reg. S)	EUR	3,025,000	3,490,552
Bank of America Corp.:
3.004% 12/20/23 (c)		14,176,000	13,800,395
3.3% 1/11/23		901,000	894,015
3.419% 12/20/28 (c)		23,300,000	21,955,759
3.5% 4/19/26		20,559,000	20,013,913
3.705% 4/24/28 (c)		32,549,000	31,468,557
3.864% 7/23/24 (c)		68,167,000	68,480,088
3.95% 4/21/25		17,156,000	16,879,331
4.1% 7/24/23		11,481,000	11,767,591
4.2% 8/26/24		40,532,000	40,722,804
4.25% 10/22/26		14,724,000	14,617,986
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,185,000	1,035,394
Barclays PLC:
2.75% 11/8/19		12,249,000	12,183,848
3.25% 1/12/21		21,116,000	20,873,546
4.375% 1/12/26		25,086,000	24,502,500
BBVA Bancomer SA:
7.25% 4/22/20 (b)		1,475,000	1,537,688
7.25% 4/22/20 (Reg. S)		2,376,000	2,476,980
Biz Finance PLC 9.625% 4/27/22 (b)		1,815,000	1,837,844
BTA Bank JSC 5.5% 12/21/22 (b)		650,000	649,298
CaixaBank SA:
2.75% 7/14/28 (Reg. S) (c)	EUR	1,400,000	1,648,733
5% 11/14/23 (Reg. S) (c)	EUR	2,700,000	3,161,322
CBOM Finance PLC:
5.55% 2/14/23 (b)		625,000	567,950
7.5% 10/5/27 (b)(c)		667,000	532,701
Citigroup, Inc.:
2.4% 2/18/20		35,902,000	35,570,773
2.75% 4/25/22		25,000,000	24,363,234
3.142% 1/24/23 (c)		22,807,000	22,478,951
4.05% 7/30/22		5,303,000	5,360,514
4.3% 11/20/26		12,239,000	12,068,173
4.4% 6/10/25		44,838,000	44,927,868
4.45% 9/29/27		10,000,000	9,905,961
5.125% 12/12/18	GBP	1,875,000	2,455,872
5.5% 9/13/25		25,226,000	26,869,516
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,406,839
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,016,192
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,302,828
3.75% 3/26/25		19,450,000	18,883,429
3.8% 9/15/22		30,700,000	30,708,967
3.8% 6/9/23		36,648,000	36,419,632
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	1,184,000	1,505,970
Discover Bank:
4.2% 8/8/23		17,852,000	18,011,767
7% 4/15/20		2,030,000	2,134,156
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		735,000	696,623
Fidelity Bank PLC 10.5% 10/16/22 (b)		1,435,000	1,452,938
Fifth Third Bancorp 8.25% 3/1/38		4,667,000	6,437,792
HSBC Holdings PLC:
2.256% 11/13/26 (Reg. S) (c)	GBP	3,695,000	4,607,946
4.25% 3/14/24		6,192,000	6,209,949
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,071,953
Intesa Sanpaolo SpA:
2.125% 8/30/23 (Reg. S)	EUR	4,885,000	5,648,167
5.017% 6/26/24 (b)		6,426,000	5,814,598
5.71% 1/15/26 (b)		42,456,000	38,521,819
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		2,025,000	1,966,073
5.5% 8/6/22 (b)		1,155,000	1,143,658
6.2% 12/21/21 (Reg. S)		980,000	1,005,735
JPMorgan Chase & Co.:
2.35% 1/28/19		6,857,000	6,854,590
2.95% 10/1/26		18,480,000	17,293,567
3.25% 9/23/22		18,423,000	18,317,866
3.797% 7/23/24 (c)		69,475,000	69,709,453
3.875% 9/10/24		35,791,000	35,558,105
4.125% 12/15/26		32,416,000	32,361,846
4.25% 10/15/20		6,995,000	7,149,026
4.35% 8/15/21		20,267,000	20,872,804
4.5% 1/24/22		22,046,000	22,849,311
4.625% 5/10/21		6,879,000	7,121,622
JSC BGEO Group 6% 7/26/23 (b)		2,360,000	2,320,446
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	4,707,000	5,822,929
PSB Finance SA 5.25% 10/19/19		1,000,000	892,500
Rabobank Nederland 4.375% 8/4/25		25,937,000	25,854,521
Regions Bank 6.45% 6/26/37		24,618,000	29,195,347
Regions Financial Corp. 3.2% 2/8/21		11,916,000	11,869,557
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		50,452,000	51,140,127
5.125% 5/28/24		64,006,000	64,201,491
6% 12/19/23		46,030,000	47,995,141
6.1% 6/10/23		31,961,000	33,381,239
6.125% 12/15/22		42,557,000	44,636,388
SB Capital SA 5.5% 2/26/24 (b)(c)		1,160,000	1,147,820
The Toronto-Dominion Bank 2.447% 4/2/19 (Reg. S)	CAD	12,631,000	9,697,995
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		2,505,000	2,650,403
Turkiye Garanti Bankasi A/S:
3.375% 7/8/19 (Reg. S)	EUR	1,921,000	2,076,489
6.125% 5/24/27 (b)(c)		1,060,000	695,108
6.25% 4/20/21 (b)		775,000	689,164
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (b)		410,000	311,092
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		1,415,000	1,010,310
Turkiye Vakiflar Bankasi TAO:
5% 10/31/18		535,000	519,956
5.75% 1/30/23 (b)		2,625,000	1,884,729
6.875% 2/3/25 (Reg. S) (c)		2,665,000	1,551,702
Volkswagen Bank GmbH 1.25% 6/10/24 (Reg. S)	EUR	4,500,000	5,170,755
Zenith Bank PLC:
6.25% 4/22/19 (b)		6,135,000	6,155,246
7.375% 5/30/22 (b)		4,095,000	4,124,238
			1,348,533,377
Capital Markets - 3.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		21,008,000	20,447,833
4.25% 2/15/24		14,661,000	14,924,253
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	4,090,000	4,784,446
2.2% 7/24/25 (Reg. S)	EUR	7,450,000	8,568,073
Credit Suisse Group AG:
3.869% 1/12/29 (b)(c)		18,512,000	17,670,255
4.207% 6/12/24 (b)(c)		28,350,000	28,466,913
6.5% 8/8/23 (Reg. S)		8,005,000	8,558,546
Deutsche Bank AG:
4.5% 4/1/25		80,571,000	75,348,995
5% 6/24/20	EUR	1,400,000	1,719,626
Deutsche Bank AG New York Branch:
3.15% 1/22/21		28,709,000	28,055,029
3.3% 11/16/22		47,595,000	45,232,462
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)		100,974,000	98,742,703
3.2% 2/23/23		17,000,000	16,698,209
3.691% 6/5/28 (c)		200,926,000	191,634,173
3.75% 5/22/25		20,000,000	19,688,208
4.25% 10/21/25		7,880,000	7,836,883
6.75% 10/1/37		10,950,000	13,214,161
IntercontinentalExchange, Inc. 2.75% 12/1/20		6,489,000	6,435,493
Lazard Group LLC 4.25% 11/14/20		10,151,000	10,336,005
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	1,225,000	1,755,401
Moody's Corp.:
3.25% 1/15/28		11,520,000	10,926,823
4.875% 2/15/24		10,818,000	11,366,849
Morgan Stanley:
3.125% 1/23/23		13,000,000	12,775,645
3.125% 7/27/26		108,849,000	101,688,304
3.7% 10/23/24		37,479,000	37,153,743
3.737% 4/24/24 (c)		125,000,000	124,509,565
3.95% 4/23/27		3,150,000	3,034,301
4.875% 11/1/22		26,240,000	27,333,504
5% 11/24/25		3,189,000	3,315,057
5.5% 1/26/20		88,000,000	90,920,052
5.625% 9/23/19		12,714,000	13,069,869
5.75% 1/25/21		19,879,000	20,986,746
MSCI, Inc.:
4.75% 8/1/26 (b)		4,145,000	4,113,913
5.25% 11/15/24 (b)		4,420,000	4,541,550
Thomson Reuters Corp. 3.85% 9/29/24		11,394,000	11,258,237
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	7,170,000	9,050,803
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	18,951,616
			1,125,114,244
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22		7,478,000	7,361,904
4.125% 7/3/23		20,431,000	20,389,244
Ally Financial, Inc.:
4.625% 3/30/25		3,340,000	3,335,825
5.75% 11/20/25		23,995,000	24,864,819
8% 11/1/31		7,115,000	8,698,088
Capital One Financial Corp. 3.8% 1/31/28		22,294,000	21,215,759
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		1,465,000	1,481,496
Discover Financial Services:
3.85% 11/21/22		34,849,000	34,720,073
3.95% 11/6/24		14,738,000	14,444,305
4.1% 2/9/27		24,223,000	23,468,930
5.2% 4/27/22		12,545,000	13,041,767
Ford Motor Credit Co. LLC:
2.597% 11/4/19		52,209,000	51,708,838
2.875% 10/1/18		13,000,000	13,003,923
Navient Corp. 6.5% 6/15/22		2,955,000	3,020,010
SLM Corp.:
5.5% 1/15/19		725,000	730,655
5.5% 1/25/23		2,640,000	2,610,274
7.25% 1/25/22		2,945,000	3,114,338
Synchrony Financial:
3% 8/15/19		4,907,000	4,898,648
3.75% 8/15/21		7,409,000	7,392,665
3.95% 12/1/27		26,498,000	24,143,837
4.25% 8/15/24		7,458,000	7,230,795
			290,876,193
Diversified Financial Services - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		6,000,000	5,615,754
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (b)		5,103,000	5,086,406
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	24,540,675
3.85% 2/1/25		14,325,000	13,916,584
3.875% 8/15/22		21,027,000	20,991,401
4.125% 6/15/26		8,647,000	8,444,815
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		2,585,000	2,177,863
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,915,000	2,120,663
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		12,155,000	11,623,219
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		570,000	568,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		24,766,000	25,188,013
6% 8/1/20		2,810,000	2,858,332
6.25% 2/1/22		7,435,000	7,638,719
6.375% 12/15/25		7,050,000	7,138,125
6.75% 2/1/24		2,000,000	2,065,000
Proven Honour Capital Ltd.:
4.125% 5/19/25 (Reg. S)		400,000	380,882
4.125% 5/6/26 (Reg. S)		2,870,000	2,712,572
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		2,495,000	2,524,082
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		2,080,000	1,944,800
6.875% 2/15/23 (b)		705,000	680,325
Sistema International Funding SA 6.95% 5/17/19 (b)		3,775,000	3,764,619
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	6,881,325
Sparc Em Spc 0% 12/5/22 (b)		205,000	186,038
Tempo Acquisition LLC 6.75% 6/1/25 (b)		5,020,000	4,881,950
TMK Capital SA 6.75% 4/3/20 (Reg. S)		810,000	806,232
Voya Financial, Inc. 3.125% 7/15/24		13,804,000	13,130,022
			177,866,991
Insurance - 1.0%
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,555,042
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,436,254
3.3% 3/1/21		9,614,000	9,609,136
3.875% 1/15/35		19,041,000	17,272,042
4.875% 6/1/22		18,193,000	19,062,363
AmWINS Group, Inc. 7.75% 7/1/26 (b)		6,130,000	6,459,488
Aon Corp. 5% 9/30/20		3,854,000	3,981,713
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		5,320,000	5,439,700
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (c)		2,450,000	2,446,996
5.75% 8/15/50 (Reg. S) (c)		1,850,000	1,877,750
Hartford Financial Services Group, Inc. 5.125% 4/15/22		14,787,000	15,598,289
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,082,515
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,344,588
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	29,389,740
MetLife, Inc.:
3.048% 12/15/22 (c)		12,433,000	12,286,863
4.75% 2/8/21		3,109,000	3,215,888
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,759,489
Pacific LifeCorp 5.125% 1/30/43 (b)		33,774,000	36,242,029
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	17,666,920
Prudential Financial, Inc. 7.375% 6/15/19		3,230,000	3,344,103
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	19,469,717
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,167,851
4.125% 11/1/24 (b)		6,048,000	6,023,635
Unum Group:
3.875% 11/5/25		21,587,000	21,045,526
4% 3/15/24		20,000,000	19,925,703
5.625% 9/15/20		8,386,000	8,725,635
5.75% 8/15/42		25,545,000	27,246,066
			327,675,041
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		1,925,000	1,828,750
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		2,950,000	3,160,335
Quicken Loans, Inc. 5.25% 1/15/28 (b)		4,045,000	3,706,231
			6,866,566
TOTAL FINANCIALS			3,278,761,162
HEALTH CARE - 2.3%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22		24,855,000	24,246,276
4.5% 5/14/35		23,238,000	22,694,471
			46,940,747
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19		3,954,000	3,933,795
3.7% 6/6/27		16,405,000	15,708,737
Hologic, Inc.:
4.375% 10/15/25 (b)		3,735,000	3,594,938
4.625% 2/1/28 (b)		695,000	651,563
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		6,570,000	6,446,813
Teleflex, Inc.:
4.625% 11/15/27		2,385,000	2,269,995
4.875% 6/1/26		6,975,000	6,870,375
			39,476,216
Health Care Providers & Services - 1.3%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,944,917
Community Health Systems, Inc.:
5.125% 8/1/21		5,055,000	4,878,075
6.25% 3/31/23		18,555,000	17,627,250
6.875% 2/1/22		6,714,000	3,424,140
8.125% 6/30/24 (b)		750,000	616,875
8.625% 1/15/24 (b)		1,605,000	1,673,213
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,097,621
3.7% 3/9/23		9,000,000	8,975,523
4% 12/5/23		8,525,000	8,586,757
4.1% 3/25/25		56,115,000	56,178,834
4.3% 3/25/28		65,164,000	64,672,744
4.78% 3/25/38		29,009,000	28,857,898
5.05% 3/25/48		42,651,000	43,224,390
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)		5,051,000	5,065,628
4.272% 8/28/23 (b)		15,943,000	16,009,791
4.9% 8/28/28 (b)		6,716,000	6,767,123
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	18,787,527
4.25% 10/15/19		7,590,000	7,674,704
4.5% 2/15/27		5,270,000	5,217,300
4.75% 5/1/23		595,000	604,669
5% 3/15/24		6,375,000	6,518,438
5.25% 6/15/26		11,470,000	11,814,100
5.875% 3/15/22		715,000	759,688
5.875% 2/15/26		3,820,000	3,948,925
6.5% 2/15/20		30,303,000	31,454,514
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,586,849
Rede D Oregon Finance Sarl 4.95% 1/17/28 (b)		525,000	459,375
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	506,250
5.5% 2/1/21		1,555,000	1,585,128
Tenet Healthcare Corp.:
4.375% 10/1/21		3,825,000	3,815,438
4.625% 7/15/24		5,540,000	5,426,596
5.125% 5/1/25		4,400,000	4,372,500
6.75% 6/15/23		3,555,000	3,555,000
7.5% 1/1/22 (b)		775,000	811,572
8.125% 4/1/22		14,255,000	15,056,844
Wellcare Health Plans, Inc.:
5.25% 4/1/25		3,335,000	3,410,038
5.375% 8/15/26 (b)		1,325,000	1,364,750
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,381,727
			424,712,711
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24		3,010,000	3,079,633
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,739,419
3.45% 3/15/22		48,347,000	47,975,188
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		4,950,000	4,960,347
Catalent Pharma Solutions 4.875% 1/15/26 (b)		5,125,000	4,887,969
Mylan NV:
2.25% 11/22/24 (Reg. S)	EUR	1,840,000	2,173,731
2.5% 6/7/19		9,025,000	8,982,819
3.15% 6/15/21		21,235,000	20,919,972
3.95% 6/15/26		11,126,000	10,551,382
4.55% 4/15/28 (b)		21,201,000	20,726,773
Perrigo Finance PLC 3.5% 12/15/21		1,541,000	1,526,700
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		1,050,000	970,427
3.65% 11/10/21		1,500,000	1,455,438
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		2,215,000	2,149,197
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		905,000	883,677
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	1,651,000	1,878,072
2.2% 7/21/21		14,999,000	14,024,598
2.8% 7/21/23		25,447,000	22,517,162
4.5% 3/1/25	EUR	1,550,000	1,899,077
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		3,645,000	3,635,888
5.625% 12/1/21 (b)		8,980,000	8,890,200
5.875% 5/15/23 (b)		9,270,000	8,862,120
6.5% 3/15/22 (b)		2,500,000	2,587,500
7% 3/15/24 (b)		4,905,000	5,174,775
9% 12/15/25 (b)		970,000	1,025,775
Zoetis, Inc.:
3.25% 2/1/23		4,892,000	4,830,711
3.45% 11/13/20		5,179,000	5,206,142
			222,435,059
TOTAL HEALTH CARE			736,644,366
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,097,773
6.375% 6/1/19 (b)		8,071,000	8,271,317
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		9,935,000	9,959,838
Bombardier, Inc.:
6.125% 1/15/23 (b)		13,130,000	13,228,475
7.5% 12/1/24 (b)		10,695,000	11,256,488
7.5% 3/15/25 (b)		3,005,000	3,102,663
BWX Technologies, Inc. 5.375% 7/15/26 (b)		6,330,000	6,393,300
DAE Funding LLC 4% 8/1/20 (b)		250,000	248,125
TransDigm, Inc.:
5.5% 10/15/20		3,580,000	3,588,950
6% 7/15/22		4,010,000	4,050,100
6.375% 6/15/26		965,000	975,253
6.5% 5/15/25		8,300,000	8,445,250
			78,617,532
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		1,375,000	1,416,250
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		4,110,000	4,109,384
			5,525,634
Airlines - 0.0%
Azul Investments LLP 5.875% 10/26/24 (b)		1,205,000	1,032,685
U.S. Airways pass-thru trust certificates 8.36% 1/20/19		37,788	37,788
			1,070,473
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
6.375% 12/1/19		5,657,000	5,747,173
7.625% 9/1/23		3,840,000	3,460,800
8.75% 12/1/20		10,732,000	10,732,000
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		4,845,000	4,978,238
Cenveo Corp. 6% 8/1/19 (b)(e)		270,000	72,900
G4S International Finance PLC 1.875% 5/24/25 (Reg. S)	EUR	2,000,000	2,340,550
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		6,120,000	6,104,700
Multi-Color Corp. 4.875% 11/1/25 (b)		4,685,000	4,368,763
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		4,170,000	3,398,550
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	2,400,000	2,803,735
Tervita Escrow Corp. 7.625% 12/1/21 (b)		915,000	948,169
			44,955,578
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		7,035,000	6,911,888
AECOM Technology Corp. 5.875% 10/15/24		7,380,000	7,877,338
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,140,000	1,181,325
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		2,575,000	952,750
7.125% 6/26/42 (b)		3,855,000	1,503,450
			18,426,751
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		4,285,000	4,274,288
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,568,000	1,928,368
			6,202,656
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	457,880
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (b)		600,000	555,900
			1,013,780
Machinery - 0.0%
U.S.A. Compression Partners LP 6.875% 4/1/26 (b)		5,784,000	5,957,520
Xerium Technologies, Inc. 9.5% 8/15/21		2,500,000	2,628,125
			8,585,645
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		12,785,000	10,995,100
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		1,520,000	1,261,600
11.25% 8/15/22 (b)		3,190,000	3,030,500
			15,287,200
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (b)		3,560,000	3,609,840
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	3,101,000	3,715,641
JSC Georgian Railway 7.75% 7/11/22 (b)		1,368,000	1,437,768
			5,153,409
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.625% 9/4/18		16,438,000	16,438,000
3% 9/15/23		3,204,000	3,054,813
3.375% 6/1/21		10,493,000	10,430,881
3.75% 2/1/22		26,396,000	26,471,889
3.875% 4/1/21		11,610,000	11,687,388
4.25% 9/15/24		12,030,000	12,060,316
4.75% 3/1/20		11,796,000	12,030,937
Aircastle Ltd. 4.125% 5/1/24		1,980,000	1,965,942
Avantor, Inc. 6% 10/1/24 (b)		2,925,000	2,968,875
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	3,210,000	3,686,512
FLY Leasing Ltd.:
5.25% 10/15/24		5,780,000	5,519,900
6.375% 10/15/21		6,000,000	6,202,500
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	693,000	926,708
4.5% 9/7/23 (Reg. S)	GBP	1,375,000	1,823,505
			115,268,166
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		2,360,000	2,110,855
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,800,000	5,261,774
			7,372,629
TOTAL INDUSTRIALS			311,089,293
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		6,990,000	7,095,549
8.625% 5/6/19 (Reg. S)		500,000	507,550
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		1,890,000	1,822,361
			9,425,460
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	798,630
4.42% 6/15/21 (b)		2,400,000	2,440,733
TTM Technologies, Inc. 5.625% 10/1/25 (b)		3,800,000	3,781,000
Tyco Electronics Group SA 2.375% 12/17/18		2,244,000	2,242,747
			9,263,110
IT Services - 0.0%
Gartner, Inc. 5.125% 4/1/25 (b)		1,335,000	1,351,688
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	3,000,000	3,476,330
			4,828,018
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 5.5% 2/1/25		7,135,000	7,384,012
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (b)		6,305,000	6,249,831
4.125% 6/1/21 (b)		5,555,000	5,561,944
Qorvo, Inc. 5.5% 7/15/26 (b)		4,260,000	4,281,300
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,180,031
			26,657,118
Software - 0.1%
CDK Global, Inc.:
4.875% 6/1/27		1,820,000	1,788,150
5.875% 6/15/26		3,795,000	3,896,099
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		1,760,000	1,834,800
Fair Isaac Corp. 5.25% 5/15/26 (b)		9,095,000	9,163,213
Nuance Communications, Inc.:
5.375% 8/15/20 (b)		1,939,000	1,939,000
5.625% 12/15/26		4,180,000	4,164,325
Open Text Corp. 5.875% 6/1/26 (b)		11,080,000	11,440,100
Symantec Corp. 5% 4/15/25 (b)		6,450,000	6,392,755
			40,618,442
TOTAL INFORMATION TECHNOLOGY			90,792,148
MATERIALS - 0.9%
Chemicals - 0.3%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,210,000	1,222,112
5.75% 4/15/21 (b)		830,000	850,758
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (b)		5,185,000	5,347,031
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		7,820,000	7,644,050
5.25% 6/1/27 (b)		1,465,000	1,391,750
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		4,750,000	4,417,500
OCI NV 6.625% 4/15/23 (b)		10,725,000	11,100,375
OCP SA 5.625% 4/25/24 (b)		890,000	914,475
Olin Corp.:
5% 2/1/30		1,670,000	1,594,850
5.125% 9/15/27		5,750,000	5,692,500
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		2,705,000	2,296,870
Platform Specialty Products Corp. 5.875% 12/1/25 (b)		8,655,000	8,590,088
The Chemours Co. LLC 5.375% 5/15/27		5,305,000	5,212,163
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,106,626
4.25% 11/15/20		3,653,000	3,731,340
TPC Group, Inc. 8.75% 12/15/20 (b)		13,345,000	13,345,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		4,650,000	4,562,813
Tronox Finance PLC 5.75% 10/1/25 (b)		925,000	890,313
Tronox, Inc. 6.5% 4/15/26 (b)		6,755,000	6,619,900
Valvoline, Inc. 4.375% 8/15/25		3,845,000	3,671,975
			100,202,489
Construction Materials - 0.0%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	2,450,000	3,007,813
6% 4/1/24 (b)		925,000	946,978
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	2,250,000	2,706,727
7.75% 4/16/26 (b)		1,850,000	2,011,875
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		1,960,000	2,006,570
			10,679,963
Containers & Packaging - 0.1%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (b)(c)		6,305,537	6,289,773
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (b)		3,145,000	3,101,756
4.625% 5/15/23 (b)		6,305,000	6,249,831
6% 2/15/25 (b)		11,455,000	11,197,263
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (b)		3,660,000	3,513,600
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		5,350,000	4,908,625
OI European Group BV 4% 3/15/23 (b)		5,400,000	5,123,250
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		3,930,000	3,880,875
Silgan Holdings, Inc. 4.75% 3/15/25		2,945,000	2,819,838
			47,084,811
Metals & Mining - 0.5%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	7,370,514
6.75% 10/19/75 (b)(c)		17,432,000	19,131,620
Commercial Metals Co. 5.375% 7/15/27		8,490,000	7,895,700
Constellium NV 5.875% 2/15/26 (b)		2,975,000	2,915,500
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		8,277,000	7,879,704
4.5% 8/1/47 (b)		6,545,000	6,361,805
CSN Islands XI Corp. 6.875% 9/21/19 (b)		4,515,000	4,436,033
CSN Resources SA 6.5% 7/21/20 (b)		3,115,000	2,873,619
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		1,135,000	1,200,830
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		872,500	894,313
10.375% 4/7/19 (b)		183,500	188,088
10.375% 4/7/19 (Reg. S)		1,157,500	1,186,438
10.375% 4/7/19 (Reg. S)		592,500	607,313
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		3,455,000	3,247,700
6.875% 3/1/26 (b)		3,525,000	3,282,656
7.25% 5/15/22 (b)		2,220,000	2,171,438
7.25% 4/1/23 (b)		13,455,000	13,152,263
7.5% 4/1/25 (b)		3,325,000	3,200,313
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		4,230,000	4,150,899
5.125% 3/15/23 (b)		2,150,000	2,101,625
5.125% 5/15/24 (b)		3,895,000	3,768,413
Freeport-McMoRan, Inc.:
3.55% 3/1/22		10,100,000	9,746,500
3.875% 3/15/23		3,080,000	2,964,500
4.55% 11/14/24		9,320,000	8,970,500
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		2,030,000	2,021,880
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		850,000	854,250
Metinvest BV 7.75% 4/23/23 (b)		8,020,000	7,559,492
Polyus Finance PLC 5.25% 2/7/23 (b)		3,850,000	3,634,400
POSCO 4% 8/1/23 (b)		965,000	969,696
Stillwater Mining Co.:
6.125% 6/27/22 (b)		4,695,000	4,403,441
7.125% 6/27/25 (b)		970,000	898,414
Vedanta Resources PLC:
6.375% 7/30/22 (b)		2,700,000	2,581,875
8.25% 6/7/21 (b)		2,725,000	2,799,938
VM Holding SA 5.375% 5/4/27 (b)		400,000	380,504
			145,802,174
TOTAL MATERIALS			303,769,437
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,862,872
4.6% 4/1/22		4,896,000	5,052,057
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	5,000,000	5,543,191
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,471,819
American Homes 4 Rent 4.25% 2/15/28		1,025,000	992,630
AvalonBay Communities, Inc. 3.625% 10/1/20		5,005,000	5,040,272
Boston Properties, Inc. 3.85% 2/1/23		5,829,000	5,885,011
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,464,266
4.25% 1/15/24		9,191,000	9,376,993
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,191,555
Corporate Office Properties LP 5% 7/1/25		12,377,000	12,708,273
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		4,820,000	4,699,500
DDR Corp.:
3.625% 2/1/25		8,557,000	8,191,419
4.25% 2/1/26		22,796,000	22,500,606
4.625% 7/15/22		20,268,000	20,837,191
4.7% 6/1/27		840,000	850,874
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,256,312
3.75% 12/1/24		5,408,000	5,360,100
3.875% 10/15/22		17,388,000	17,627,663
Equinix, Inc. 5.375% 4/1/23		1,905,000	1,945,481
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,077,988
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,748,787
4.75% 7/15/20		7,700,000	7,891,163
Inmobiliaria Colonial SA 2% 4/17/26 (Reg. S)	EUR	1,600,000	1,822,873
iStar Financial, Inc. 6% 4/1/22		775,000	781,781
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,560,634
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		2,235,000	2,190,300
5.25% 8/1/26		4,930,000	4,930,000
6.375% 3/1/24		2,250,000	2,372,175
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	42,073,663
4.5% 1/15/25		10,686,000	10,578,099
4.5% 4/1/27		50,980,000	49,479,952
4.75% 1/15/28		29,482,000	29,023,876
4.95% 4/1/24		17,495,000	17,880,453
5.25% 1/15/26		29,233,000	29,886,643
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,200,943
5% 12/15/23		2,030,000	2,041,565
Senior Housing Properties Trust 6.75% 4/15/20		250,000	257,791
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,311,956
3.5% 2/1/25		5,961,000	5,749,904
3.75% 5/1/24		25,000,000	24,757,325
4% 3/1/28		10,982,000	10,748,245
4.125% 1/15/26		5,557,000	5,519,196
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,698,510
WP Carey, Inc. 4% 2/1/25		34,017,000	33,422,793
			471,864,700
Real Estate Management & Development - 1.0%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	2,500,000	2,877,935
Brandywine Operating Partnership LP:
3.95% 2/15/23		29,103,000	29,031,362
3.95% 11/15/27		22,649,000	21,667,571
4.1% 10/1/24		15,881,000	15,728,678
4.55% 10/1/29		17,155,000	16,926,718
Carmila SA 2.125% 3/7/28 (Reg. S)	EUR	2,500,000	2,862,613
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	5,948,039
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	17,738,733
3.625% 10/1/22		9,206,000	9,196,991
3.95% 7/1/22		11,840,000	11,979,776
4.75% 10/1/25		30,612,000	31,704,329
5.25% 3/15/21		5,708,000	5,930,987
Essex Portfolio LP 3.875% 5/1/24		8,802,000	8,781,488
Greystar Real Estate Partners 5.75% 12/1/25 (b)		720,000	703,800
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	153,868
Howard Hughes Corp. 5.375% 3/15/25 (b)		10,480,000	10,349,000
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,163
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		2,665,000	2,525,114
Kennedy-Wilson, Inc. 5.875% 4/1/24		810,000	802,913
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,042,287
4.125% 6/15/22		14,880,000	15,185,792
4.4% 2/15/24		13,017,000	13,283,502
4.75% 10/1/20		11,282,000	11,559,617
Mack-Cali Realty LP:
3.15% 5/15/23		14,735,000	13,041,538
4.5% 4/18/22		17,365,000	16,950,773
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,540,335
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	236,175
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	1,363,000	1,579,432
Shimao Property Holdings Ltd. 4.75% 7/3/22		2,660,000	2,547,636
Tanger Properties LP:
3.125% 9/1/26		11,019,000	10,001,616
3.75% 12/1/24		21,455,000	20,771,410
3.875% 12/1/23		4,812,000	4,720,613
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	1,500,000	1,725,380
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		300,000	306,378
Vesteda Finance BV 2% 7/10/26 (Reg. S)	EUR	3,250,000	3,780,533
			321,188,095
TOTAL REAL ESTATE			793,052,795
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
Altice Financing SA:
6.625% 2/15/23 (b)		2,780,000	2,797,347
7.5% 5/15/26 (b)		3,905,000	3,729,275
Altice Finco SA 7.625% 2/15/25 (b)		5,335,000	4,694,800
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,144,314
3% 6/30/22		12,546,000	12,254,693
3.4% 5/15/25		39,520,000	37,547,980
3.6% 2/17/23		42,108,000	41,898,413
4.45% 4/1/24		2,355,000	2,411,668
5.875% 10/1/19		5,944,000	6,126,975
6.3% 1/15/38		16,665,000	18,345,693
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		1,650,000	1,602,579
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	48,103
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		620,000	615,350
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		1,415,000	1,413,231
Frontier Communications Corp.:
10.5% 9/15/22		3,770,000	3,317,600
11% 9/15/25		6,400,000	4,896,000
GTH Finance BV:
6.25% 4/26/20 (b)		765,000	774,471
7.25% 4/26/23 (b)		4,685,000	4,864,717
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	4,800,000	5,490,700
Level 3 Communications, Inc. 5.75% 12/1/22		4,815,000	4,851,113
Level 3 Financing, Inc.:
5.375% 1/15/24		6,773,000	6,773,000
5.375% 5/1/25		2,760,000	2,725,500
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		845,000	841,536
Qwest Corp. 6.75% 12/1/21		2,590,000	2,774,654
Sable International Finance Ltd. 6.875% 8/1/22 (b)		4,615,000	4,805,369
SFR Group SA:
6.25% 5/15/24 (b)		8,410,000	8,304,875
7.375% 5/1/26 (b)		2,380,000	2,338,350
8.125% 2/1/27 (b)		5,810,000	5,897,150
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,650,000	1,683,314
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		4,400,000	4,114,000
U.S. West Communications 7.25% 9/15/25		2,825,000	3,023,002
Verizon Communications, Inc.:
2.625% 2/21/20		12,550,000	12,512,778
3.85% 11/1/42		5,803,000	4,988,024
4.522% 9/15/48		8,876,000	8,331,459
4.862% 8/21/46		16,531,000	16,337,138
5.012% 4/15/49		9,161,000	9,188,629
5.012% 8/21/54		55,038,000	53,606,716
5.5% 3/16/47		36,099,000	38,921,644
			355,992,160
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22		9,218,000	9,039,079
Comcel Trust 6.875% 2/6/24 (b)		2,525,000	2,601,811
Digicel Group Ltd. 6.75% 3/1/23 (b)		1,265,000	1,065,763
Intelsat Jackson Holdings SA:
8% 2/15/24 (b)		7,860,000	8,272,650
9.5% 9/30/22 (b)		4,000,000	4,640,000
Millicom International Cellular SA 6% 3/15/25 (b)		1,375,000	1,390,469
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		665,000	647,258
MTS International Funding Ltd. 5% 5/30/23 (b)		650,000	633,835
Sprint Communications, Inc. 6% 11/15/22		10,825,000	10,956,957
Sprint Corp.:
7.25% 9/15/21		4,240,000	4,445,386
7.875% 9/15/23		20,745,000	22,326,806
T-Mobile U.S.A., Inc.:
4.5% 2/1/26		4,055,000	3,867,456
6.375% 3/1/25		4,860,000	5,054,400
6.5% 1/15/24		6,085,000	6,297,975
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		1,975,000	1,919,755
			83,159,600
TOTAL TELECOMMUNICATION SERVICES			439,151,760
UTILITIES - 1.8%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		4,935,000	4,815,030
DPL, Inc. 6.75% 10/1/19		1,232,000	1,268,960
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	31,037,887
6.4% 9/15/20 (b)		25,897,000	27,239,238
Eversource Energy 2.8% 5/1/23		15,104,000	14,614,112
Exelon Corp. 2.85% 6/15/20		4,888,000	4,855,438
FirstEnergy Corp.:
4.25% 3/15/23		31,243,000	31,860,616
7.375% 11/15/31		64,123,000	83,105,209
FirstEnergy Solutions Corp. 6.05% 8/15/21 (e)		20,194,000	12,520,280
InterGen NV 7% 6/30/23 (b)		4,295,000	4,264,935
IPALCO Enterprises, Inc.:
3.45% 7/15/20		27,495,000	27,298,272
3.7% 9/1/24		10,462,000	10,112,924
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	720,936
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,461,125
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,078,486
NRG Yield Operating LLC 5% 9/15/26		3,945,000	3,777,338
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,947,732	9,831,321
NV Energy, Inc. 6.25% 11/15/20		3,500,000	3,711,885
Pampa Holding SA 7.5% 1/24/27 (b)		885,000	703,575
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,050,828
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	3,861,135
Vistra Operations Co. LLC 5.5% 9/1/26 (b)		2,840,000	2,890,552
			291,080,082
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,732,774
Independent Power and Renewable Electricity Producers - 0.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		70,328,000	76,130,060
Dynegy, Inc. 7.625% 11/1/24		5,450,000	5,858,750
Emera U.S. Finance LP:
2.15% 6/15/19		5,136,000	5,098,613
2.7% 6/15/21		5,055,000	4,930,383
3.55% 6/15/26		8,087,000	7,685,030
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		5,245,000	5,113,875
4.5% 9/15/27 (b)		935,000	888,250
NRG Energy, Inc.:
5.75% 1/15/28 (b)		2,250,000	2,272,500
6.25% 5/1/24		4,510,000	4,667,850
6.625% 1/15/27		1,695,000	1,773,394
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		1,040,000	1,014,000
5% 1/31/28 (b)		1,040,000	973,700
The AES Corp.:
4.5% 3/15/23		2,905,000	2,912,263
4.875% 5/15/23		9,515,000	9,633,938
5.125% 9/1/27		7,280,000	7,352,800
6% 5/15/26		1,545,000	1,633,838
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	2,050,000	2,387,771
			140,327,015
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,164,179
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6344% 9/30/66 (c)(d)		35,229,000	33,907,913
3 month U.S. LIBOR + 2.825% 5.1624% 6/30/66 (c)(d)		10,345,000	9,957,063
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	14,078,225
5.8% 2/1/42		6,336,000	7,213,457
5.95% 6/15/41		11,832,000	13,830,670
Puget Energy, Inc.:
6% 9/1/21		15,565,000	16,586,488
6.5% 12/15/20		5,125,000	5,459,366
RWE Finance BV 0.75% 11/30/22 (Reg. S)	EUR	2,750,000	3,234,338
Sempra Energy:
2.875% 10/1/22		5,760,000	5,611,693
6% 10/15/39		15,009,000	17,709,600
Wind Tre SpA:
3.125% 1/20/25 (Reg. S)	EUR	1,277,000	1,384,447
5% 1/20/26 (b)		6,960,000	6,222,449
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.4263% 5/15/67 (c)(d)		3,860,000	3,756,320
			151,116,208
TOTAL UTILITIES			586,256,079

TOTAL NONCONVERTIBLE BONDS			10,188,007,736

TOTAL CORPORATE BONDS
(Cost $10,218,419,384)			10,195,850,921

U.S. Government and Government Agency Obligations - 37.1%
U.S. Treasury Inflation-Protected Obligations - 7.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$240,772,500	$231,607,307
0.875% 2/15/47		174,560,958	172,882,691
1% 2/15/46		150,356,216	153,467,718
1.375% 2/15/44		143,240,026	158,287,829
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		175,385,359	169,932,899
0.125% 7/15/26		201,947,046	192,722,731
0.25% 1/15/25		79,792,500	77,331,473
0.375% 7/15/25		421,524,919	412,454,801
0.375% 1/15/27		413,579,143	400,036,727
0.375% 7/15/27		154,519,500	149,617,108
0.625% 1/15/26		212,102,000	210,005,000
U.S. Treasury Inflation-Indexed Notes 0.5% 1/15/28		40,863,200	39,742,306

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			2,368,088,590

U.S. Treasury Obligations - 29.8%
U.S. Treasury Bonds:
2.25% 8/15/46 (g)		410,000	350,086
2.75% 11/15/47		286,780,000	271,410,384
3% 5/15/45		145,382,000	144,785,707
3% 11/15/45		136,866,000	136,283,251
3% 2/15/48		22,748,000	22,633,371
3% 8/15/48		752,883,000	749,089,177
5% 5/15/37		26,000	33,752
U.S. Treasury Notes:
1.25% 10/31/21		453,470,000	433,506,691
1.375% 11/30/18 (g)		55,000	54,902
1.375% 4/30/21		164,800,000	159,283,063
1.5% 8/15/26		218,742,000	197,995,688
1.625% 5/15/26		25,000,000	22,919,922
1.75% 12/31/20		175,000,000	171,411,133
1.75% 6/30/22		952,845,000	918,825,461
1.875% 3/31/22		1,455,761,000	1,413,452,872
1.875% 7/31/22		903,426,000	874,594,008
1.875% 9/30/22		67,650,000	65,398,523
2% 11/15/21 (g)		4,300,000	4,206,273
2% 12/31/21		906,934,000	886,209,143
2% 4/30/24		25,000,000	23,978,516
2% 11/15/26		13,920,000	13,062,506
2.125% 12/31/22		368,686,000	359,339,235
2.125% 7/31/24		649,329,000	625,841,549
2.125% 11/30/24		424,340,000	408,046,006
2.125% 5/15/25 (g)		2,300,000	2,203,238
2.25% 12/31/24		618,783,000	599,107,631
2.25% 11/15/27		192,640,000	183,113,351
2.5% 3/31/23		653,872,000	646,924,610
2.625% 7/31/20		400,000	399,906
2.75% 8/15/21		14,900,000	14,919,789
2.75% 2/15/28		150,820,000	149,329,475
2.875% 5/15/28		112,690,000	112,707,608

TOTAL U.S. TREASURY OBLIGATIONS			9,611,416,827

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,267,800,967)			11,979,505,417

U.S. Government Agency - Mortgage Securities - 18.3%
Fannie Mae - 9.0%
12 month U.S. LIBOR + 1.445% 3.541% 4/1/37 (c)(d)		56,112	58,036
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)		19,446	20,151
12 month U.S. LIBOR + 1.495% 3.409% 1/1/35 (c)(d)		72,648	74,479
12 month U.S. LIBOR + 1.507% 4.2% 7/1/37 (c)(d)		15,934	16,533
12 month U.S. LIBOR + 1.553% 4.279% 6/1/36 (c)(d)		62,253	64,771
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)		24,429	25,380
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (c)(d)		115,861	121,205
12 month U.S. LIBOR + 1.617% 3.623% 3/1/33 (c)(d)		49,948	51,372
12 month U.S. LIBOR + 1.641% 3.366% 9/1/36 (c)(d)		46,734	48,770
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (c)(d)		31,120	32,399
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (c)(d)		49,744	52,187
12 month U.S. LIBOR + 1.718% 3.659% 5/1/35 (c)(d)		119,768	124,885
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (c)(d)		154,469	159,715
12 month U.S. LIBOR + 1.728% 3.923% 11/1/36 (c)(d)		39,504	41,525
12 month U.S. LIBOR + 1.741% 3.533% 3/1/40 (c)(d)		212,326	222,907
12 month U.S. LIBOR + 1.745% 3.681% 7/1/35 (c)(d)		52,440	54,741
12 month U.S. LIBOR + 1.750% 3.668% 8/1/41 (c)(d)		267,106	281,085
12 month U.S. LIBOR + 1.788% 3.649% 2/1/36 (c)(d)		136,647	141,215
12 month U.S. LIBOR + 1.800% 2.722% 1/1/42 (c)(d)		725,245	756,864
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (c)(d)		142,860	150,639
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (c)(d)		82,066	85,039
12 month U.S. LIBOR + 1.812% 3.771% 12/1/40 (c)(d)		4,813,972	5,036,674
12 month U.S. LIBOR + 1.818% 2.691% 2/1/42 (c)(d)		740,488	771,553
12 month U.S. LIBOR + 1.818% 3.05% 9/1/41 (c)(d)		69,456	71,957
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (c)(d)		93,983	97,789
12 month U.S. LIBOR + 1.820% 3.695% 12/1/35 (c)(d)		144,390	149,445
12 month U.S. LIBOR + 1.830% 3.381% 10/1/41 (c)(d)		63,414	65,691
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (c)(d)		39,925	41,808
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (c)(d)		64,616	68,152
6 month U.S. LIBOR + 1.475% 3.647% 10/1/33 (c)(d)		977	994
6 month U.S. LIBOR + 1.505% 4.005% 1/1/35 (c)(d)		168,013	172,672
6 month U.S. LIBOR + 1.510% 3.86% 2/1/33 (c)(d)(h)		735	755
6 month U.S. LIBOR + 1.535% 3.58% 12/1/34 (c)(d)		26,301	26,966
6 month U.S. LIBOR + 1.535% 3.795% 3/1/35 (c)(d)		14,876	15,308
6 month U.S. LIBOR + 1.556% 3.654% 10/1/33 (c)(d)		9,342	9,525
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (c)(d)		9,333	9,524
6 month U.S. LIBOR + 1.740% 4.24% 12/1/34 (c)(d)		3,341	3,497
6 month U.S. LIBOR + 1.960% 3.945% 9/1/35 (c)(d)		16,923	17,431
U.S. TREASURY 1 YEAR INDEX + 1.945% 3.449% 10/1/33 (c)(d)		259,297	269,928
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)		26,635	28,055
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.511% 6/1/36 (c)(d)		113,219	117,940
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.539% 10/1/33 (c)(d)		60,783	64,236
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.07% 7/1/34 (c)(d)		135,489	143,451
2.5% 9/1/33 (i)		11,200,000	10,889,773
2.5% 12/1/42 to 4/1/47		23,075,152	21,664,056
3% 3/1/25 to 6/1/48		430,237,092	418,504,919
3% 9/1/33 (i)		75,150,000	74,700,761
3% 9/1/48 (i)		20,600,000	19,926,242
3.5% 4/1/25 to 10/1/56		891,066,655	891,424,558
3.5% 9/1/33 (i)		40,000,000	40,424,128
3.5% 9/1/33 (i)		5,400,000	5,457,257
3.5% 9/1/48 (i)		20,300,000	20,178,574
3.5% 9/1/48 (i)		65,200,000	64,810,000
3.5% 9/1/48 (i)		23,000,000	22,862,423
4% 11/1/31 to 5/1/48		354,790,074	363,202,602
4% 9/1/48 (i)		153,450,000	156,211,363
4% 9/1/48 (i)		1,500,000	1,526,993
4% 9/1/48 (i)		8,900,000	9,060,157
4% 9/1/48 (i)		8,850,000	9,009,258
4% 9/1/48 (i)		17,800,000	18,120,315
4% 9/1/48 (i)		23,700,000	24,126,486
4% 9/1/48 (i)		17,750,000	18,069,415
4% 9/1/48 (i)		2,050,000	2,086,890
4.5% 6/1/33 to 8/1/56 (i)		189,041,418	197,553,723
4.5% 9/1/48 (i)		63,150,000	65,569,542
4.5% 9/1/48 (i)		52,900,000	54,926,821
4.5% 9/1/48 (i)		13,100,000	13,601,916
4.5% 9/1/48 (i)		40,600,000	42,155,557
4.5% 9/1/48 (i)		37,200,000	38,625,288
4.5% 9/1/48 (i)		37,150,000	38,573,373
4.5% 9/1/48(i)		40,450,000	41,999,809
5% 12/1/18 to 8/1/56		117,895,354	125,705,702
5.255% 8/1/41		2,034,541	2,186,992
5.5% 9/1/21 to 5/1/44		25,511,129	27,803,973
6% 7/1/19 to 1/1/42		13,328,387	14,689,952
6.483% 2/1/39		2,800,217	3,010,025
6.5% 10/1/18 to 8/1/39		21,928,139	24,319,129
7% 9/1/21 to 7/1/37		1,001,903	1,116,441
7.5% 6/1/25 to 2/1/32		409,052	457,739
8% 8/1/29 to 3/1/37		11,599	13,476
8.5% 12/1/19 to 5/1/20		8	9
9.5% 10/1/18 to 9/1/21		408	426

TOTAL FANNIE MAE			2,894,333,312

Freddie Mac - 4.5%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (c)(d)		40,284	41,037
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (c)(d)		15,856	16,287
12 month U.S. LIBOR + 1.375% 3.161% 3/1/36 (c)(d)		130,881	134,763
12 month U.S. LIBOR + 1.500% 3.413% 3/1/36 (c)(d)		91,120	93,206
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (c)(d)		39,849	41,265
12 month U.S. LIBOR + 1.750% 3.5% 12/1/40 (c)(d)		2,453,357	2,550,753
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (c)(d)		575,987	605,021
12 month U.S. LIBOR + 1.754% 3.218% 9/1/41 (c)(d)		723,550	746,631
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (c)(d)		34,810	36,433
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (c)(d)(h)		78,139	81,781
12 month U.S. LIBOR + 1.874% 4.125% 10/1/42 (c)(d)		707,092	735,778
12 month U.S. LIBOR + 1.877% 4.204% 4/1/41 (c)(d)		59,684	61,748
12 month U.S. LIBOR + 1.880% 3.173% 9/1/41 (c)(d)		72,324	74,798
12 month U.S. LIBOR + 1.910% 4.355% 5/1/41 (c)(d)		123,209	128,013
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (c)(d)		83,689	88,192
12 month U.S. LIBOR + 1.910% 4.586% 6/1/41 (c)(d)		118,635	123,325
12 month U.S. LIBOR + 1.910% 4.654% 6/1/41 (c)(d)		72,969	75,871
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (c)(d)		19,848	20,864
12 month U.S. LIBOR + 1.998% 4.293% 4/1/38 (c)(d)		100,029	105,414
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)		55,287	58,410
12 month U.S. LIBOR + 2.084% 3.896% 3/1/33 (c)(d)		1,680	1,760
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (c)(d)		107,637	113,921
6 month U.S. LIBOR + 1.125% 3.376% 8/1/37 (c)(d)		32,780	33,180
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (c)(d)		35,456	36,276
6 month U.S. LIBOR + 1.608% 3.979% 12/1/35 (c)(d)		35,273	35,942
6 month U.S. LIBOR + 1.647% 4.073% 2/1/37 (c)(d)		132,462	136,826
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (c)(d)		50,671	52,512
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (c)(d)		13,192	13,719
6 month U.S. LIBOR + 1.932% 3.988% 10/1/36 (c)(d)		172,888	179,452
6 month U.S. LIBOR + 1.976% 4.186% 10/1/35 (c)(d)		113,298	117,933
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (c)(d)		39,110	40,965
6 month U.S. LIBOR + 2.066% 4.404% 6/1/37 (c)(d)		37,974	39,779
6 month U.S. LIBOR + 2.656% 4.837% 10/1/35 (c)(d)		88,544	93,818
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.907% 6/1/33 (c)(d)		144,942	150,984
U.S. TREASURY 1 YEAR INDEX + 2.275% 4.225% 6/1/33 (c)(d)		328,587	343,357
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.936% 3/1/35 (c)(d)		622,324	658,517
3% 4/1/32 to 2/1/48		377,377,414	367,081,803
3.5% 1/1/32 to 12/1/47 (j)(k)		477,709,012	478,101,987
3.5% 8/1/47		187,534	186,859
3.5% 9/1/48 (i)		16,100,000	16,006,841
4% 7/1/31 to 5/1/48		420,524,701	430,223,709
4% 4/1/48		1,616,259	1,646,922
4% 9/1/48 (i)		2,600,000	2,647,397
4.5% 6/1/25 to 5/1/48		43,914,727	45,914,449
4.5% 9/1/48 (i)		51,000,000	52,977,933
4.5% 9/1/48 (i)		10,000,000	10,387,830
5% 6/1/20 to 7/1/41		18,542,358	19,789,024
5.5% 10/1/19 to 3/1/41		6,602,866	7,149,354
6% 2/1/19 to 12/1/37		1,890,761	2,086,674
6.5% 7/1/21 to 9/1/39		2,510,998	2,794,508
7% 6/1/21 to 9/1/36		959,999	1,076,816
7.5% 1/1/27 to 4/1/32		19,245	21,745
8% 7/1/24 to 1/1/37		28,022	32,040
8.5% 9/1/19 to 1/1/28		23,553	26,253
9% 10/1/20		11	11
9.5% 5/1/21 to 7/1/21		14	14
10% 2/1/20 to 11/1/20		21	22
11% 9/1/20		1	1

TOTAL FREDDIE MAC			1,446,020,723

Ginnie Mae - 4.8%
3.5% 11/15/40 to 7/20/47 (j)		380,914,025	383,379,248
4% 5/20/33 to 4/20/47		112,281,943	115,710,879
4.5% 6/20/33 to 8/15/41		44,936,458	47,301,005
5% 12/15/32 to 9/15/41		19,629,746	21,061,472
5.5% 7/15/33 to 9/15/39		1,535,190	1,679,483
6% 10/15/30 to 11/15/39		467,417	515,514
7% 10/15/22 to 3/15/33		946,273	1,069,674
7.5% 11/15/21 to 9/15/31		394,646	437,111
8% 11/15/21 to 11/15/29		112,355	123,301
8.5% 10/15/21 to 1/15/31		24,978	28,461
9% 9/15/19 to 1/15/23		345	366
9.5% 12/15/20 to 3/15/23		175	183
3% 5/20/42 to 6/20/48		434,506,060	425,851,209
3% 9/1/48 (i)		50,500,000	49,377,026
3% 9/1/48 (i)		1,100,000	1,075,539
3.5% 9/1/48 (i)		172,100,000	172,605,027
4% 9/1/48 (i)		39,550,000	40,487,924
4% 9/1/48 (i)		55,750,000	57,072,106
4.5% 9/1/48 (i)		60,700,000	63,062,571
4.5% 9/1/48 (i)		27,300,000	28,362,573
4.5% 9/1/48 (i)		58,100,000	60,361,374
4.5% 9/1/48 (i)		69,700,000	72,412,870
4.5% 9/1/48 (i)		27,600,000	28,674,250
6.5% 3/20/31 to 6/15/37		284,874	320,274
11% 9/20/19		116	119

TOTAL GINNIE MAE			1,570,969,559

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,020,366,689)			5,911,323,594

Asset-Backed Securities - 2.0%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)		$22,778,599	$22,684,546
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.5627% 6/15/32 (b)(c)(d)		5,822,591	3,526,545
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.5088% 10/28/23 (b)(c)(d)		23,306,816	23,239,413
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	161,555
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	475,693
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	639,117
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,082,124
Class XS, 0% 10/17/45 (b)(c)(h)(l)		679,823	7
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		41,568,656	41,751,808
Class AA, 2.487% 12/16/41 (b)		8,898,312	8,656,948
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.1853% 7/25/29 (c)(d)		6,906,653	6,964,373
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)		16,463,743	16,549,159
Canadian Pacer Auto Receivables Trust Series 2018-1A Class A3, 3% 11/19/21 (b)		10,000,000	9,987,987
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		35,695,113	35,865,257
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.4148% 10/25/37 (b)(c)(d)		16,138,077	16,264,068
CLUB Credit Trust:
Series 2017-P1 Class A, 2.42% 9/15/23 (b)		1,880,569	1,875,649
Series 2018-NP1 Class A, 2.99% 5/15/24 (b)		13,457,984	13,464,531
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.6756% 9/28/30 (c)(d)		16,317,283	16,330,382
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (b)		4,073,884	4,071,723
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.3148% 3/25/32 (c)(d)		3,192	3,270
Series 2004-7 Class AF5, 5.868% 1/25/35		587,662	590,580
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.930% 2.9948% 8/25/35 (c)(d)		850,155	851,998
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		17,237,740	16,901,171
Class A2II, 4.03% 11/20/47 (b)		29,203,320	28,907,896
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		112,782	114,865
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.8898% 3/25/34 (c)(d)		2,512	2,316
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.24% 11/15/34 (b)(c)(d)		337,228	331,218
Class B, 1 month U.S. LIBOR + 0.280% 2.3427% 11/15/34 (b)(c)(d)		121,817	119,487
Class C, 1 month U.S. LIBOR + 0.380% 2.4427% 11/15/34 (b)(c)(d)		202,455	191,753
Class D, 1 month U.S. LIBOR + 0.750% 2.8127% 11/15/34 (b)(c)(d)		76,879	71,945
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.71% 7/17/34 (b)(c)(d)		229,000	231,196
Class F, 1 month U.S. LIBOR + 3.539% 5.599% 7/17/34 (b)(c)(d)		332,000	334,187
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.41% 7/17/37 (b)(c)(d)		687,000	692,130
Invitation Homes Trust:
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 4.31% 12/17/36 (b)(c)(d)		525,000	530,365
Class F, 1 month U.S. LIBOR + 3.000% 5.06% 12/17/36 (b)(c)(d)		441,000	446,686
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.56% 3/17/37 (b)(c)(d)		672,000	675,760
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.3127% 6/17/37 (b)(c)(d)		1,237,000	1,238,433
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.487% 3/27/42 (c)(d)		3,243,000	2,536,698
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.3548% 8/25/36 (c)(d)		5,437,053	5,438,305
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (b)		10,342,427	10,320,129
Series 2017-2A Class A1, 2.0383% 9/25/27 (b)		16,018,655	15,966,033
Series 2018-1A Class A, 2.76% 2/25/28 (b)		19,570,001	19,567,085
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		33,637,471	33,637,461
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.6648% 7/26/66 (b)(c)(d)		3,513,000	3,532,695
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.5748% 9/25/35 (c)(d)		1,259,000	1,255,643
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.1353% 7/25/25 (c)(d)		7,931,567	7,955,600
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.3098% 1/25/36 (c)(d)		1,475,804	1,476,759
Permanent Master Issuer PLC Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.7468% 7/15/58 (b)(c)(d)		60,880,000	60,694,742
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	174,333
Series 2016-SFR1 Class F, 1 month U.S. LIBOR + 5.000% 7.06% 9/17/33 (b)(c)(d)		252,000	252,690
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		160,000	163,232
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)(d)		260,000	261,260
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		741,000	742,217
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		458,000	459,595
Prosper Marketplace Issuance Trust Series 2018-2A Class A, 3.35% 10/15/24 (b)		31,100,000	31,098,846
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8106% 12/15/27 (b)(c)(d)		48,572,181	48,747,789
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.4453% 1/25/27 (c)(d)		5,627,414	5,619,545
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.4253% 1/26/26 (c)(d)		4,444,793	4,432,832
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.6627% 1/17/35 (b)(c)(d)		1,040,000	1,046,162
Class F, 1 month U.S. LIBOR + 3.400% 5.4627% 1/17/35 (b)(c)(d)		903,000	910,021
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.9248% 9/25/34 (c)(d)		24,858	24,810
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		23,531,947	23,777,926
Series 2018-A Class A, 4.147% 9/15/38 (b)		35,348,000	35,595,966
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (b)		32,804,921	32,897,322
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8973% 4/6/42 (b)(c)(d)(l)		2,573,000	1,593,335
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,092,000	1,108,614
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)		198,000	201,124
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		483,000	485,970
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		517,000	504,665
Class F, 5.769% 11/17/33 (b)		750,000	770,402
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		708,000	710,634
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.500% 2.5827% 7/17/23 (b)(c)(d)		26,300,000	26,373,969
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3 month U.S. LIBOR + 0.850% 3.1619% 11/21/40 (b)(c)(d)		305,000	304,726
TOTAL ASSET-BACKED SECURITIES
(Cost $651,712,558)			656,465,276

Collateralized Mortgage Obligations - 2.3%
Private Sponsor - 0.3%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.2036% 6/27/36 (b)(c)(d)		7,116,594	6,939,193
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 4.015% 12/26/35 (b)(c)		479,784	479,669
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 2.2863% 7/26/36 (b)(c)		1,222,219	1,202,154
Series 2013-RR4 Class 2A1, 4.0878% 5/26/47 (b)(c)		382,768	382,667
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.6248% 1/25/35 (c)(d)		289,106	289,793
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		5,808,987	5,721,037
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.1137% 1/25/37 (b)(c)		1,464,998	1,487,096
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		5,192,069	5,174,675
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.3436% 5/27/37 (b)(c)(d)		6,183,817	5,923,387
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.7636% 5/27/37 (b)(c)(d)		565,006	557,239
CSMC Trust Series 2009-5R Class 2A2, 3.9325% 6/25/36 (b)(c)		530,789	530,094
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)		12,330,041	12,208,334
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5422% 12/25/46 (b)(c)		910,000	934,127
Series 2010-K7 Class B, 5.6859% 4/25/20 (b)(c)		1,000,000	1,032,450
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.9598% 3/25/37 (c)		233,412	231,735
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.5612% 10/15/54 (b)(c)(d)		31,100,000	31,071,606
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.291% 6/21/36 (b)(c)(d)		3,753,298	3,712,387
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.2336% 2/25/37 (c)(d)		996,591	983,995
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/35 (c)(d)		257,034	255,041
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.6875% 7/26/45 (b)(c)		6,656,854	6,696,494
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (c)(d)		14,210	14,085
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.7048% 9/25/43 (c)(d)		6,201,072	6,174,673
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 3.7556% 1/25/35 (c)		1,261,312	1,277,781
Series 2005-AR10 Class 2A15, 4.1331% 6/25/35 (c)		6,800,858	6,852,969
Series 2005-AR2:
Class 1A2, 3.879% 3/25/35 (c)		898,897	904,325
Class 3A1, 3.8726% 3/25/35 (c)		10,338,703	10,527,816
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 3.7631% 6/27/36 (b)(c)		734,939	730,360
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		6,196,647	6,138,989

TOTAL PRIVATE SPONSOR			118,434,171

U.S. Government Agency - 2.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.8648% 2/25/32 (c)(d)		18,148	18,447
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.0774% 3/18/32 (c)(d)		32,590	33,305
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.0648% 4/25/32 (c)(d)		40,084	40,994
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.0648% 10/25/32 (c)(d)		51,872	53,034
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.8148% 1/25/32 (c)(d)		18,770	19,057
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.0353% 12/25/33 (c)(h)(m)		601,333	123,153
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.6153% 11/25/36 (c)(h)(m)		450,765	67,883
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		19,877	20,770
Series 1993-207 Class H, 6.5% 11/25/23		263,124	278,693
Series 1996-28 Class PK, 6.5% 7/25/25		90,109	95,638
Series 1999-17 Class PG, 6% 4/25/29		269,844	288,976
Series 1999-32 Class PL, 6% 7/25/29		261,174	280,014
Series 1999-33 Class PK, 6% 7/25/29		198,204	212,776
Series 2001-52 Class YZ, 6.5% 10/25/31		23,974	26,594
Series 2003-28 Class KG, 5.5% 4/25/23		153,826	159,577
Series 2005-102 Class CO 11/25/35 (n)		146,074	127,739
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 12.1817% 8/25/35 (c)(m)		47,186	54,162
Series 2005-81 Class PC, 5.5% 9/25/35		361,965	390,873
Series 2006-12 Class BO 10/25/35 (n)		658,175	576,440
Series 2006-37 Class OW 5/25/36 (n)		58,495	49,281
Series 2006-45 Class OP 6/25/36 (n)		203,664	171,757
Series 2006-62 Class KP 4/25/36 (n)		324,648	274,579
Series 2012-149:
Class DA, 1.75% 1/25/43		7,455,901	7,087,540
Class GA, 1.75% 6/25/42		7,463,191	7,086,349
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		55,702	61,850
Series 1999-25 Class Z, 6% 6/25/29		208,203	225,703
Series 2001-20 Class Z, 6% 5/25/31		292,280	316,147
Series 2001-31 Class ZC, 6.5% 7/25/31		156,161	171,787
Series 2002-16 Class ZD, 6.5% 4/25/32		80,587	89,462
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.4853% 11/25/32 (c)(h)(m)		379,691	46,951
Series 2012-67 Class AI, 4.5% 7/25/27 (h)		1,743,259	165,032
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.5753% 12/25/36 (c)(h)(m)		293,247	51,421
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.3753% 5/25/37 (c)(h)(m)		176,027	26,526
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 13.9596% 9/25/23 (c)(m)		12,054	13,740
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.0353% 3/25/33 (c)(h)(m)		42,201	7,182
Series 2005-72 Class ZC, 5.5% 8/25/35		2,209,944	2,354,719
Series 2005-79 Class ZC, 5.9% 9/25/35		1,479,755	1,631,571
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 28.2315% 6/25/37 (c)(m)		145,452	257,648
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 27.2115% 7/25/37 (c)(m)		222,921	390,390
Class SB, 39.600% - 1 month U.S. LIBOR 27.2115% 7/25/37 (c)(m)		89,068	138,634
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.4803% 8/25/37 (c)(h)(m)		6,561,616	971,753
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.2853% 3/25/38 (c)(h)(m)		1,180,230	162,965
Series 2009-76 Class MI, 5.5% 9/25/24 (h)		2,986	54
Series 2009-85 Class IB, 4.5% 8/25/24 (h)		44,729	1,071
Series 2009-93 Class IC, 4.5% 9/25/24 (h)		56,931	1,179
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.2953% 6/25/21 (c)(h)(m)		23,273	378
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.9853% 12/25/40 (c)(h)(m)		1,099,726	138,672
Class ZA, 4.5% 12/25/40		4,240,577	4,415,266
Series 2010-139 Class NI, 4.5% 2/25/40 (h)		926,824	88,123
Series 2010-150 Class ZC, 4.75% 1/25/41		5,141,951	5,470,977
Series 2010-17 Class DI, 4.5% 6/25/21 (h)		20,063	368
Series 2010-29 Class LI, 4.5% 6/25/19 (h)		2,844	22
Series 2010-95 Class ZC, 5% 9/25/40		10,286,916	11,047,411
Series 2010-97 Class CI, 4.5% 8/25/25 (h)		194,260	7,134
Series 2011-39 Class ZA, 6% 11/25/32		794,587	871,121
Series 2011-4 Class PZ, 5% 2/25/41		2,207,376	2,433,487
Series 2011-67 Class AI, 4% 7/25/26 (h)		296,799	25,345
Series 2011-83 Class DI, 6% 9/25/26 (h)		355,635	27,762
Series 2012-100 Class WI, 3% 9/25/27 (h)		5,000,766	454,284
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.5853% 12/25/30 (c)(h)(m)		1,609,702	169,516
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.4853% 6/25/41 (c)(h)(m)		2,098,587	263,051
Series 2013-133 Class IB, 3% 4/25/32 (h)		3,116,549	282,729
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.9853% 1/25/44 (c)(h)(m)		1,638,956	237,226
Series 2013-51 Class GI, 3% 10/25/32 (h)		4,655,375	446,599
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.6553% 6/25/35 (c)(h)(m)		948,391	142,977
Series 2015-42 Class IL, 6% 6/25/45 (h)		6,901,323	1,532,106
Series 2015-70 Class JC, 3% 10/25/45		5,970,460	5,904,318
Series 2017-30 Class AI, 5.5% 5/25/47		3,633,640	802,150
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (h)		169,670	35,972
Series 343 Class 16, 5.5% 5/25/34 (h)		145,453	26,524
Series 348 Class 14, 6.5% 8/25/34 (c)(h)		104,612	23,677
Series 351:
Class 12, 5.5% 4/25/34 (c)(h)		66,970	12,524
Class 13, 6% 3/25/34 (h)		92,081	18,472
Series 359 Class 19, 6% 7/25/35 (c)(h)		55,568	11,350
Series 384 Class 6, 5% 7/25/37 (h)		719,528	135,583
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.8627% 1/15/32 (c)(d)		14,962	15,206
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.9627% 3/15/32 (c)(d)		19,850	20,238
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.0627% 3/15/32 (c)(d)		20,724	21,182
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.9627% 6/15/31 (c)(d)		38,772	39,491
Class FG, 1 month U.S. LIBOR + 0.900% 2.9627% 3/15/32 (c)(d)		11,543	11,764
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.3127% 5/15/37 (c)(d)		871,529	870,427
planned amortization class:
Series 2006-15 Class OP 3/25/36 (n)		605,915	512,827
Series 2095 Class PE, 6% 11/15/28		310,565	333,555
Series 2101 Class PD, 6% 11/15/28		29,466	31,725
Series 2121 Class MG, 6% 2/15/29		126,945	136,337
Series 2131 Class BG, 6% 3/15/29		883,585	950,705
Series 2137 Class PG, 6% 3/15/29		137,910	148,696
Series 2154 Class PT, 6% 5/15/29		223,976	241,078
Series 2162 Class PH, 6% 6/15/29		51,153	54,956
Series 2520 Class BE, 6% 11/15/32		299,237	328,290
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.5373% 3/15/23 (c)(h)(m)		11,603	587
Series 2693 Class MD, 5.5% 10/15/33		3,260,545	3,531,103
Series 2802 Class OB, 6% 5/15/34		462,930	494,053
Series 2937 Class KC, 4.5% 2/15/20		76,915	77,094
Series 2962 Class BE, 4.5% 4/15/20		236,693	239,062
Series 3002 Class NE, 5% 7/15/35		813,442	857,270
Series 3110 Class OP 9/15/35 (n)		371,888	334,318
Series 3119 Class PO 2/15/36 (n)		730,696	616,336
Series 3121 Class KO 3/15/36 (n)		125,676	107,012
Series 3123 Class LO 3/15/36 (n)		402,082	340,182
Series 3145 Class GO 4/15/36 (n)		387,800	328,674
Series 3189 Class PD, 6% 7/15/36		709,824	785,765
Series 3225 Class EO 10/15/36 (n)		217,863	184,005
Series 3258 Class PM, 5.5% 12/15/36		368,885	392,993
Series 3415 Class PC, 5% 12/15/37		279,889	295,471
Series 3786 Class HI, 4% 3/15/38 (h)		857,357	62,013
Series 3806 Class UP, 4.5% 2/15/41		2,255,181	2,329,339
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,535,564
Series 4135 Class AB, 1.75% 6/15/42		5,583,393	5,306,293
sequential payer:
Series 2135 Class JE, 6% 3/15/29		55,078	59,222
Series 2274 Class ZM, 6.5% 1/15/31		72,821	80,027
Series 2281 Class ZB, 6% 3/15/30		175,840	187,659
Series 2303 Class ZV, 6% 4/15/31		73,434	79,208
Series 2357 Class ZB, 6.5% 9/15/31		560,001	621,394
Series 2502 Class ZC, 6% 9/15/32		146,935	160,556
Series 2519 Class ZD, 5.5% 11/15/32		235,110	245,911
Series 2546 Class MJ, 5.5% 3/15/23		94,039	97,502
Series 2601 Class TB, 5.5% 4/15/23		45,273	47,085
Series 2998 Class LY, 5.5% 7/15/25		138,735	145,452
Series 3871 Class KB, 5.5% 6/15/41		4,329,000	4,786,685
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.5373% 2/15/36 (c)(h)(m)		239,345	39,326
Series 2013-4281 Class AI, 4% 12/15/28 (h)		2,899,389	228,786
Series 2017-4683 Class LM, 3% 5/15/47		8,201,878	8,104,690
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 33.3925% 8/15/24 (c)(m)		4,940	6,327
Class SD, 86.400% - 1 month U.S. LIBOR 59.635% 8/15/24 (c)(m)		7,267	11,150
Series 2933 Class ZM, 5.75% 2/15/35		2,900,077	3,248,271
Series 2935 Class ZK, 5.5% 2/15/35		3,222,413	3,498,537
Series 2947 Class XZ, 6% 3/15/35		1,012,864	1,108,072
Series 2996 Class ZD, 5.5% 6/15/35		2,208,399	2,432,218
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.5273% 10/15/35 (c)(h)(m)		372,709	59,004
Series 3237 Class C, 5.5% 11/15/36		3,107,900	3,384,527
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.5973% 11/15/36 (c)(h)(m)		902,837	141,288
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.6873% 3/15/37 (c)(h)(m)		1,273,354	212,810
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.6973% 4/15/37 (c)(h)(m)		1,924,059	329,947
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.5173% 6/15/37 (c)(h)(m)		642,786	92,563
Series 3772 Class BI, 4.5% 10/15/18 (h)		2,630	4
Series 3949 Class MK, 4.5% 10/15/34		580,686	602,370
Series 3955 Class YI, 3% 11/15/21 (h)		1,119,485	36,941
Series 4055 Class BI, 3.5% 5/15/31 (h)		2,828,694	293,962
Series 4149 Class IO, 3% 1/15/33 (h)		2,064,420	254,326
Series 4314 Class AI, 5% 3/15/34 (h)		944,048	91,850
Series 4427 Class LI, 3.5% 2/15/34 (h)		5,302,447	684,691
Series 4471 Class PA 4% 12/15/40		6,512,974	6,645,238
target amortization class Series 2156 Class TC, 6.25% 5/15/29		163,751	173,091
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.9627% 2/15/24 (c)(d)		62,682	63,332
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		115,038	123,609
Series 2056 Class Z, 6% 5/15/28		227,722	244,451
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		6,952,544	7,152,089
Freddie Mac Seasoned Credit Risk Transfer Series:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56		16,652,267	16,165,262
Series 2018-2 Class MA, 3.5% 11/25/57		5,688,409	5,671,772
Series 2018-3 Class MA, 3.5% 8/25/57		103,810,839	103,262,250
Series 2018-3 Class M55D, 4% 8/25/57		15,557,933	15,802,173
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28		10,814,815	10,821,952
Class A2, 3.5% 6/25/28		2,600,000	2,564,836
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.6265% 6/16/37 (c)(h)(m)		396,552	65,641
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.6269% 3/20/60 (c)(d)(o)		5,090,794	5,110,107
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.4069% 7/20/60 (c)(d)(o)		607,741	606,784
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.3999% 9/20/60 (c)(d)(o)		748,950	747,280
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.3999% 8/20/60 (c)(d)(o)		815,141	813,271
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.4799% 12/20/60 (c)(d)(o)		1,453,377	1,453,210
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 12/20/60 (c)(d)(o)		2,248,496	2,254,397
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 2/20/61 (c)(d)(o)		4,508,744	4,518,323
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.5899% 2/20/61 (c)(d)(o)		6,038,014	6,049,576
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 4/20/61 (c)(d)(o)		1,967,335	1,972,669
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.5999% 5/20/61 (c)(d)(o)		2,427,683	2,435,257
Class FC, 1 month U.S. LIBOR + 0.500% 2.5999% 5/20/61 (c)(d)(o)		2,230,247	2,236,603
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.6299% 6/20/61 (c)(d)(o)		2,783,716	2,792,635
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.6999% 10/20/61 (c)(d)(o)		5,460,140	5,487,831
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 11/20/61 (c)(d)(o)		2,726,977	2,748,402
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 1/20/62 (c)(d)(o)		1,751,377	1,764,464
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 1/20/62 (c)(d)(o)		2,568,917	2,584,503
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 3/20/62 (c)(d)(o)		1,589,052	1,597,191
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.7499% 5/20/61 (c)(d)(o)		523,400	524,472
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.6199% 10/20/62 (c)(d)(o)		1,451,579	1,456,255
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.6299% 7/20/60 (c)(d)(o)		3,183,896	3,185,753
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.4599% 3/20/63 (c)(d)(o)		2,327,400	2,325,777
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.6999% 1/20/64 (c)(d)(o)		2,575,127	2,587,913
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.6999% 12/20/63 (c)(d)(o)		7,217,744	7,259,210
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.5999% 6/20/64 (c)(d)(o)		10,418,512	10,449,495
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.5999% 9/20/64 (c)(d)(o)		32,987,939	33,090,063
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.4999% 12/20/62 (c)(d)(o)		5,909,626	5,908,816
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27		140,123	156,933
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.8452% 12/20/40 (c)(m)		5,680,000	5,765,739
Series 2011-136 Class WI, 4.5% 5/20/40 (h)		613,147	72,175
Series 2017-134 Class BA, 2.5% 11/20/46		6,653,232	6,384,397
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		1,227,855	1,309,309
Series 2010-160 Class DY, 4% 12/20/40		14,734,410	15,194,504
Series 2010-170 Class B, 4% 12/20/40		3,324,800	3,428,657
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.4365% 5/16/34 (c)(h)(m)		214,662	30,273
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.1365% 8/17/34 (c)(h)(m)		263,554	46,850
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 27.819% 6/16/37 (c)(m)		15,225	24,372
Series 2010-116 Class QB, 4% 9/16/40		31,153,692	32,049,392
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.4069% 5/20/60 (c)(d)(o)		1,935,997	1,933,048
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.0226% 7/20/41 (c)(h)(m)		1,277,771	181,452
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.6365% 6/16/42 (c)(h)(m)		810,130	121,834
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.8968% 4/20/39 (c)(m)		1,717,430	1,742,461
Class ST, 8.800% - 1 month U.S. LIBOR 6.0302% 8/20/39 (c)(m)		5,372,376	5,498,024
Series 2013-149 Class MA, 2.5% 5/20/40		17,802,994	17,295,064
Series 2014-2 Class BA, 3% 1/20/44		14,740,176	14,509,284
Series 2014-21 Class HA, 3% 2/20/44		6,652,967	6,556,581
Series 2014-25 Class HC, 3% 2/20/44		9,814,623	9,653,285
Series 2014-5 Class A, 3% 1/20/44		8,862,229	8,723,925
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		18,013,685	17,923,212
Series 2015-H17 Class HA, 2.5% 5/20/65 (o)		16,944,687	16,858,500
Series 2015-H21:
Class HA, 2.5% 6/20/63 (o)		3,286,760	3,274,382
Class JA, 2.5% 6/20/65 (o)		14,823,219	14,749,623
Series 2017-186 Class HK, 3% 11/16/45		14,364,240	14,094,389
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.68% 8/20/66 (c)(d)(o)		22,325,701	22,357,700

TOTAL U.S. GOVERNMENT AGENCY			614,205,830

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $741,057,076)			732,640,001

Commercial Mortgage Securities - 2.8%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 4.8897% 9/15/34 (b)(c)(d)		1,242,000	1,237,326
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		341,000	363,056
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,908
Series 1997-D5 Class PS1, 1.8367% 2/14/43 (c)(h)		33,380	236
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(c)		1,340,110	1,361,740
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)		767,000	718,159
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,323,000	1,113,873
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		765,000	624,048
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		965,000	743,554
Series 2018-BN12 Class D, 3% 5/15/61 (b)		504,000	392,605
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (c)		957,000	943,131
Class D, 3.25% 2/15/50 (b)		667,000	547,808
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.1498% 7/15/49 (c)(h)		45,602,768	4,449,289
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class A, 3.3228% 9/10/28 (b)		3,527,784	3,531,455
Class E, 4.4272% 9/10/28 (b)(c)		1,786,000	1,718,616
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.275% 3.3398% 12/25/33 (b)(c)(d)		15,961	16,099
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.4548% 1/25/36 (b)(c)(d)		495,057	464,816
Class B1, 1 month U.S. LIBOR + 1.400% 3.4648% 1/25/36 (b)(c)(d)		22,261	24,186
Class M1, 1 month U.S. LIBOR + 0.450% 2.5148% 1/25/36 (b)(c)(d)		159,696	148,953
Class M2, 1 month U.S. LIBOR + 0.470% 2.5348% 1/25/36 (b)(c)(d)		47,909	44,323
Class M3, 1 month U.S. LIBOR + 0.500% 2.5648% 1/25/36 (b)(c)(d)		69,967	64,172
Class M4, 1 month U.S. LIBOR + 0.610% 2.6748% 1/25/36 (b)(c)(d)		38,696	36,333
Class M5, 1 month U.S. LIBOR + 0.650% 2.7148% 1/25/36 (b)(c)(d)		38,696	31,149
Class M6, 1 month U.S. LIBOR + 0.700% 2.7648% 1/25/36 (b)(c)(d)		41,099	31,676
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.4948% 10/25/36 (b)(c)(d)		21,844	23,074
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 3/25/37 (b)(c)(d)		315,826	293,584
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.3348% 7/25/37 (b)(c)(d)		332,286	319,792
Class A2, 1 month U.S. LIBOR + 0.320% 2.3848% 7/25/37 (b)(c)(d)		310,476	304,287
Class M1, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (b)(c)(d)		109,022	101,422
Class M2, 1 month U.S. LIBOR + 0.410% 2.4748% 7/25/37 (b)(c)(d)		59,574	54,558
Class M3, 1 month U.S. LIBOR + 0.490% 2.5548% 7/25/37 (b)(c)(d)		48,826	41,020
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/37 (b)(c)(d)		293,821	275,010
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/37 (b)(c)(d)		63,815	58,837
Class M2, 1 month U.S. LIBOR + 0.340% 2.4048% 7/25/37 (b)(c)(d)		68,398	61,748
Class M3, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (b)(c)(d)		107,779	93,203
Class M4, 1 month U.S. LIBOR + 0.500% 2.5648% 7/25/37 (b)(c)(d)		169,229	142,042
Class M5, 1 month U.S. LIBOR + 0.600% 2.6648% 7/25/37 (b)(c)(d)		65,251	63,262
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(h)(l)		3,273,953	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.7292% 8/14/36 (b)(c)		1,000,000	943,002
Class E, 3.7292% 8/14/36 (b)(c)		1,000,000	878,269
BWAY Mortgage Trust Series 2015-1740 Class E, 4.8058% 1/10/35 (b)(c)		1,000,000	970,212
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.5337% 3/15/37 (b)(c)(d)		588,000	589,838
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.3127% 10/15/32 (b)(c)(d)		1,253,000	1,260,837
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.76% 6/15/35 (b)(c)(d)		836,000	841,225
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (b)(c)		606,000	608,771
CD Mortgage Trust Series 2017-CD3:
Class C, 4.714% 2/10/50 (c)		1,360,000	1,383,304
Class D, 3.25% 2/10/50 (b)		1,259,000	1,070,325
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.9473% 12/15/47 (b)(c)		750,000	797,051
CG-CCRE Commercial Mortgage Trust Series 2014-FL1:
Class YTC1, 1 month U.S. LIBOR + 2.489% 4.5517% 6/15/31 (b)(c)(d)		435,090	424,875
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.5517% 6/15/31 (b)(c)(d)		435,090	423,527
Class YTC3, 1 month U.S. LIBOR + 2.489% 4.5517% 6/15/31 (b)(c)(d)		156,667	151,861
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (b)(c)		162,000	161,024
Class F, 3.9121% 4/10/28 (b)(c)		1,133,000	1,122,894
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (b)(c)		1,205,000	1,164,768
Series 2013-GC15 Class D, 5.33% 9/10/46 (b)(c)		1,927,000	1,908,384
Series 2015-GC29 Class XA, 1.2468% 4/10/48 (c)(h)		66,003,292	3,373,956
Series 2015-GC33 Class XA, 1.1007% 9/10/58 (c)(h)		91,637,234	4,488,694
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.4127% 7/15/27 (b)(c)(d)		693,000	697,307
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,451,000	1,149,932
Series 2016-P6 Class XA, 0.9648% 12/10/49 (c)(h)		82,751,501	3,524,527
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		1,506,000	1,504,324
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 5.2211% 8/13/27 (b)(c)(d)		735,000	740,317
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		9,300,000	9,162,541
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,116,489
Series 2012-CR1:
Class C, 5.4982% 5/15/45 (c)		850,000	878,277
Class D, 5.4982% 5/15/45 (b)(c)		2,100,000	2,103,790
Class G, 2.462% 5/15/45 (b)		733,000	537,909
Series 2012-CR5 Class D, 4.4639% 12/10/45 (b)(c)		740,000	716,197
Series 2012-LC4:
Class C, 5.7771% 12/10/44 (c)		260,000	259,294
Class D, 5.7771% 12/10/44 (b)(c)		1,437,000	1,316,943
Series 2013-CCRE6 Class E, 4.2226% 3/10/46 (b)(c)		42,000	34,331
Series 2013-CR10:
Class C, 4.9611% 8/10/46 (b)(c)		270,000	272,139
Class D, 4.9611% 8/10/46 (b)(c)		1,578,000	1,404,365
Series 2013-CR12 Class D, 5.2502% 10/10/46 (b)(c)		1,680,000	1,459,984
Series 2013-CR6 Class F, 4.2226% 3/10/46 (b)(c)		418,000	281,136
Series 2013-CR9:
Class C, 4.3909% 7/10/45 (b)(c)		525,000	510,090
Class D, 4.3909% 7/10/45 (b)(c)		252,000	219,080
Series 2013-LC6 Class D, 4.4062% 1/10/46 (b)(c)		1,441,000	1,383,011
Series 2014-CR15 Class D, 4.8838% 2/10/47 (b)(c)		258,000	257,696
Series 2014-CR17:
Class D, 4.9614% 5/10/47 (b)(c)		1,292,000	1,195,942
Class E, 4.9614% 5/10/47 (b)(c)		182,000	148,300
Series 2014-CR19 Class XA, 1.3479% 8/10/47 (c)(h)		153,169,457	6,627,244
Series 2014-CR20 Class XA, 1.2857% 11/10/47 (c)(h)		124,303,496	5,930,980
Series 2014-LC17 Class XA, 1.075% 10/10/47 (c)(h)		107,307,078	3,214,405
Series 2014-UBS2 Class D, 5.1817% 3/10/47 (b)(c)		844,000	732,280
Series 2014-UBS4 Class XA, 1.3524% 8/10/47 (c)(h)		110,787,768	5,157,337
Series 2014-UBS6 Class XA, 1.1123% 12/10/47 (c)(h)		147,926,871	6,165,474
Series 2015-3BP Class F, 3.3464% 2/10/35 (b)(c)		1,500,000	1,373,058
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		483,000	477,422
Series 2015-DC1 Class XA, 1.2777% 2/10/48 (c)(h)		153,433,596	7,309,147
Series 2016-CD1 Class D, 2.904% 8/10/49 (b)(c)		1,006,000	825,304
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		1,024,000	860,909
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7157% 5/10/43 (b)(c)		965,870	958,470
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		340,000	283,546
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		150,760	151,111
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1643% 11/10/49 (c)		971,000	952,411
Class D, 2.9143% 11/10/49 (c)		508,000	413,918
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.9926% 8/15/45 (b)(c)		105,000	103,454
Class E, 4.9926% 8/15/45 (b)(c)		1,727,000	1,658,037
Class F, 4.25% 8/15/45 (b)		1,418,000	1,187,508
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		496,000	329,846
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		625,000	601,391
Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		493,000	479,821
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)		1,566,000	1,513,298
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		87,118	59,545
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (b)		1,196,000	1,072,178
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(c)		588,000	569,114
Series 2017-CX9 Class D, 4.2971% 9/15/50 (b)(c)		479,000	421,496
Series 2018-CX11 Class C, 4.9533% 4/15/51 (c)		777,000	787,894
CSMC Trust:
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.3127% 11/15/33 (b)(c)(d)		968,000	976,833
Series 2017-MOON Class E, 3.303% 7/10/34 (b)(c)		377,000	360,195
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (b)(c)		546,000	537,208
Class E, 5.099% 1/10/34 (b)(c)		1,449,000	1,387,670
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8843% 11/10/46 (b)(c)		1,810,000	1,876,079
Class F, 5.8843% 11/10/46 (b)(c)		1,828,000	1,850,070
Class G, 4.652% 11/10/46 (b)		1,948,000	1,761,925
Class XB, 0.3849% 11/10/46 (b)(c)(h)		20,920,000	139,365
Series 2011-LC3A Class D, 5.5156% 8/10/44 (b)(c)		812,000	835,479
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6344% 8/10/49 (c)		600,000	568,568
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		51,206,093	48,732,301
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.3014% 7/25/20 (c)(d)		12,900,000	12,907,107
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.2814% 10/25/19 (c)(d)		26,000,000	26,002,969
pass-thru certificates:
Series K011 Class X3, 2.6594% 12/25/43 (c)(h)		1,640,000	90,708
Series K012 Class X3, 2.3289% 1/25/41 (c)(h)		1,770,270	86,810
Series K013 Class X3, 2.9096% 1/25/43 (c)(h)		820,000	52,037
sequential payer:
Series 2017-K066 Class A2, 3.117% 6/25/27		11,800,000	11,595,403
Series 2018-K074 Class A2, 3.6% 1/25/28		4,000,000	4,055,016
Series K069 Class A2, 3.187% 9/25/27		18,600,000	18,332,041
Series K072 Class A2, 3.444% 12/25/27		4,500,000	4,510,086
Series K073 Class A2, 3.35% 1/25/28		51,200,000	50,932,050
Series K155:
Class A1, 3.75% 11/25/29		1,213,619	1,241,566
Class A2, 3.75% 11/25/32		18,000,000	18,307,436
Series 2018-K075 Class A2, 3.65% 2/25/28		37,520,000	38,187,076
Series K076 Class A2, 3.9% 6/25/51		22,300,000	23,148,330
Series K077 Class A2, 3.85% 5/25/28		34,786,000	35,975,274
Series K079:
Class A1, 3.729% 2/25/28		8,243,000	8,464,490
Class A2, 3.926% 6/25/28		28,327,000	29,457,811
Series KAIV Class X2, 3.6147% 6/25/41 (c)(h)		420,000	37,840
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28		7,400,000	7,649,788
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3734% 9/25/45 (b)(c)		1,815,000	1,877,424
Series 2011-K10 Class B, 4.7807% 11/25/49 (b)(c)		500,000	513,714
Series 2011-K11 Class B, 4.5653% 12/25/48 (b)(c)		750,000	768,504
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (b)(c)		18,910,000	18,909,860
Class CFX, 3.4949% 12/15/34 (b)(c)		14,152,000	14,125,471
Class DFX, 3.4949% 12/15/34 (b)(c)		27,804,000	27,672,537
Class EFX, 3.4949% 12/15/34 (b)(c)		1,750,000	1,733,950
Class FFX, 3.4949% 12/15/34 (b)(c)		2,737,000	2,697,805
Class GFX, 3.4949% 12/15/34 (b)(c)		3,263,000	3,204,347
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		93,656	90,210
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	832,502
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.0194% 11/21/35 (b)(c)(d)		412,000	414,060
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		1,913,000	1,884,409
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.1965% 8/10/43 (b)(c)		617,000	624,965
Class F, 4% 8/10/43 (b)		327,000	250,463
Class X, 1.4993% 8/10/43 (b)(c)(h)		4,687,168	98,538
GS Mortgage Securities Trust:
Series 2010-C2:
Class D, 5.3545% 12/10/43 (b)(c)		720,000	732,658
Class XA, 0.2717% 12/10/43 (b)(c)(h)		3,130,492	7,625
Series 2011-GC3 Class D, 5.8254% 3/10/44 (b)(c)		294,000	299,276
Series 2011-GC5:
Class C, 5.5579% 8/10/44 (b)(c)		1,050,000	1,087,901
Class D, 5.5579% 8/10/44 (b)(c)		2,004,000	1,958,923
Class E, 5.5579% 8/10/44 (b)(c)		711,000	591,641
Class F, 4.5% 8/10/44 (b)		1,209,000	670,436
Series 2012-GC6:
Class D, 5.8402% 1/10/45 (b)(c)		1,435,000	1,424,048
Class E, 5% 1/10/45 (b)(c)		412,000	357,401
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	271,764
Series 2012-GCJ7:
Class C, 5.9197% 5/10/45 (c)		630,000	648,860
Class D, 5.9197% 5/10/45 (b)(c)		2,204,000	2,113,410
Class E, 5% 5/10/45 (b)		1,311,000	904,844
Class F, 5% 5/10/45 (b)		2,079,000	663,842
Series 2012-GCJ9:
Class D, 4.9057% 11/10/45 (b)(c)		2,119,000	2,035,577
Class E, 4.9057% 11/10/45 (b)(c)		1,290,000	1,148,247
Series 2013-GC10 Class D, 4.5575% 2/10/46 (b)(c)		920,000	884,292
Series 2013-GC12:
Class D, 4.5873% 6/10/46 (b)(c)		219,000	197,503
Class XA, 1.5764% 6/10/46 (c)(h)		26,852,753	1,431,512
Series 2013-GC13 Class D, 4.2176% 7/10/46 (b)(c)		1,858,000	1,715,986
Series 2013-GC16:
Class C, 5.5232% 11/10/46 (c)		662,844	665,846
Class D, 5.5232% 11/10/46 (b)(c)		1,009,000	999,325
Class F, 3.5% 11/10/46 (b)		999,000	734,315
Series 2014-GC20 Class XA, 1.24% 4/10/47 (c)(h)		153,187,420	6,364,156
Series 2015-GC34 Class XA, 1.5007% 10/10/48 (c)(h)		29,006,034	1,996,163
Series 2016-GS2:
Class C, 4.6797% 5/10/49 (c)		699,000	715,076
Class D, 2.753% 5/10/49 (b)		677,000	553,877
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,776,000	1,410,781
Series 2016-GS4 Class C, 3.9236% 11/10/49 (c)		728,000	697,898
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,141,118
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (b)(c)		2,787,000	2,746,078
Class F, 4.2022% 2/10/29 (b)(c)		1,520,000	1,489,186
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		1,113,000	872,770
Series 2018-GS9 Class D, 3% 3/10/51 (b)		817,000	646,968
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)		1,702,000	1,541,825
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)		1,344,000	1,369,500
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.2127% 6/15/34 (b)(c)(d)		564,000	566,831
Class FFL, 1 month U.S. LIBOR + 2.850% 4.9127% 6/15/34 (b)(c)(d)		226,000	227,560
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		1,239,000	1,245,537
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.31% 7/17/37 (b)(c)(d)		1,323,000	1,324,548
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 5.0627% 6/15/32 (b)(c)(d)		105,000	105,984
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.2877% 4/15/47 (c)(h)		22,521,572	444,808
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		179,000	155,497
Series 2014-C26 Class D, 4.0664% 1/15/48 (b)(c)		707,000	646,840
Series 2015-C30 Class XA, 0.7616% 7/15/48 (c)(h)		81,057,614	2,296,135
Series 2015-C32 Class C, 4.8172% 11/15/48 (c)		2,327,000	2,329,954
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5951% 12/15/49 (b)(c)		1,462,000	1,237,119
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.2224% 12/15/49 (c)		946,000	868,590
Class D, 3.2224% 12/15/49 (b)(c)		1,148,000	959,713
Series 2017-C7:
Class C, 4.3246% 10/15/50 (c)		545,000	540,710
Class D, 3% 10/15/50 (b)		569,000	458,489
Series 2018-C8 Class D, 3.4039% 6/15/51 (b)(c)		394,000	315,778
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		313,778	319,539
Series 2003-C1 Class F, 5.6578% 1/12/37 (b)(c)		161,274	164,927
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (b)(c)		380,000	401,598
Class D, 7.6935% 12/5/27 (b)(c)		1,885,000	1,994,283
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		695,000	720,954
Series 2012-CBX:
Class C, 5.1909% 6/15/45 (c)		250,000	254,114
Class D, 5.1909% 6/15/45 (b)(c)		690,000	687,986
Class E, 5.1909% 6/15/45 (b)(c)		1,102,000	1,010,407
Class F, 4% 6/15/45 (b)		988,000	760,590
Class G 4% 6/15/45 (b)		1,079,000	581,201
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	171,999
Series 2005-LDP2 Class F, 5.01% 7/15/42 (c)		133,502	135,986
Series 2011-C3:
Class E, 5.8654% 2/15/46 (b)(c)		1,191,000	1,174,190
Class G, 4.409% 2/15/46 (b)(c)		353,000	288,676
Class H, 4.409% 2/15/46 (b)(c)		756,000	559,643
Class J, 4.409% 2/15/46 (b)(c)		106,000	69,150
Series 2011-C4:
Class E, 5.7146% 7/15/46 (b)(c)		1,130,000	1,171,467
Class F, 3.873% 7/15/46 (b)		105,000	102,989
Class H, 3.873% 7/15/46 (b)		674,250	530,676
Class NR, 3.873% 7/15/46 (b)		385,000	268,156
Series 2011-C5:
Class B. 5.5813% 8/15/46 (b)(c)		1,140,000	1,190,621
Class C, 5.5813% 8/15/46 (b)(c)		650,648	677,099
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,163,000	1,143,859
Class D, 4.3052% 4/15/46 (c)		1,800,000	1,571,676
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	1,028,194
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		816,000	660,960
Class E, 3.9314% 6/10/27 (b)(c)		1,169,000	890,581
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		1,319,000	1,292,141
Series 2018-AON Class F, 4.767% 7/5/31 (b)		721,000	711,519
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)		15,300,000	15,811,352
Class CFX, 4.9498% 7/5/33 (b)		3,645,000	3,769,779
Class DFX, 5.3503% 7/5/33 (b)		5,605,000	5,801,486
Class EFX, 5.5422% 7/5/33 (b)		7,669,000	7,841,076
Class XAFX, 1.2948% 7/5/33 (b)(c)(h)		55,000,000	2,741,129
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		1,218,000	1,167,936
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (b)(c)		588,000	603,667
Class E, 4.8035% 2/10/36 (b)(c)		1,050,000	1,007,497
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.8627% 9/15/28 (b)(c)(d)		1,459,198	1,460,067
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.221% 1/20/41 (b)(c)		256,000	255,819
Class E, 5.221% 1/20/41 (b)(c)		400,000	374,295
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7804% 5/12/39 (c)		265,608	266,975
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	721,821
Series 2012-C5 Class E, 4.8424% 8/15/45 (b)(c)		269,000	268,133
Series 2012-C6 Class D, 4.7264% 11/15/45 (b)(c)		1,552,000	1,564,068
Series 2013-C12 Class D, 4.9062% 10/15/46 (b)(c)		1,210,000	1,149,019
Series 2013-C13:
Class D, 5.0512% 11/15/46 (b)(c)		1,410,000	1,384,914
Class E, 5.0512% 11/15/46 (b)(c)		887,000	790,953
Series 2013-C7:
Class C, 4.2715% 2/15/46 (c)		483,000	477,235
Class D, 4.3875% 2/15/46 (b)(c)		1,111,000	1,018,595
Class E, 4.3875% 2/15/46 (b)(c)		340,000	269,877
Series 2013-C8 Class D, 4.1941% 12/15/48 (b)(c)		400,000	365,573
Series 2013-C9:
Class C, 4.1766% 5/15/46 (c)		790,000	771,649
Class D, 4.2646% 5/15/46 (b)(c)		1,747,000	1,644,532
Series 2014-C17 Class XA, 1.3506% 8/15/47 (c)(h)		171,033,031	6,882,728
Series 2015-C25 Class XA, 1.2761% 10/15/48 (c)(h)		47,090,588	2,732,422
Series 2016-C30:
Class C, 4.2668% 9/15/49 (c)		417,000	406,311
Class D, 3% 9/15/49 (b)		452,000	369,187
Series 2016-C31:
Class C, 4.4617% 11/15/49 (c)		946,000	941,208
Class D, 3% 11/15/49 (b)(c)		703,000	539,135
Series 2016-C32:
Class C, 4.4378% 12/15/49 (c)		651,000	643,570
Class D, 3.396% 12/15/49 (b)		924,000	759,466
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		879,000	713,906
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.6008% 3/15/45 (b)(c)		1,200,000	1,042,417
Series 1997-RR Class F, 7.51% 4/30/39 (b)(c)		15,739	15,613
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		33,151	28,276
Series 1999-WF1 Class O, 5.91% 11/15/31 (b)		9,365	9,200
Series 2011-C1:
Class D, 5.5993% 9/15/47 (b)(c)		1,760,000	1,812,766
Class E, 5.5993% 9/15/47 (b)(c)		573,100	591,688
Series 2011-C2:
Class D, 5.6675% 6/15/44 (b)(c)		1,545,000	1,544,139
Class E, 5.6675% 6/15/44 (b)(c)		600,000	573,127
Class F, 5.6675% 6/15/44 (b)(c)		550,000	488,540
Class XB, 0.6124% 6/15/44 (b)(c)(h)		9,001,008	121,707
Series 2011-C3:
Class D, 5.3257% 7/15/49 (b)(c)		1,720,000	1,774,220
Class E, 5.3257% 7/15/49 (b)(c)		532,000	532,832
Class F, 5.3257% 7/15/49 (b)(c)		317,000	306,328
Class G, 5.3257% 7/15/49 (b)(c)		957,000	835,312
Series 2012-C4 Class D, 5.6008% 3/15/45 (b)(c)		330,000	315,388
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		656,000	668,156
Class F, 4.4382% 9/9/32 (b)(c)		651,000	625,278
Series 2014-CPT Class F, 3.5604% 7/13/29 (b)(c)		1,436,000	1,403,158
Series 2015-MS1:
Class C, 4.1648% 5/15/48 (c)		734,000	707,280
Class D, 4.1648% 5/15/48 (b)(c)		1,260,000	1,125,279
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		798,000	686,720
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,350,000	1,122,518
Class D, 4.0391% 11/15/49 (c)		946,000	900,588
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.6627% 11/15/34 (b)(c)(d)		1,100,000	1,103,128
Series 2018-MP Class E, 4.4185% 7/11/40 (b)		882,000	808,818
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8556% 7/15/33 (b)(c)		80,465	85,011
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.9892% 8/15/19 (b)(c)(d)		485,220	489,953
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.3127% 8/15/34 (b)(c)(d)		3,118,411	3,139,889
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (b)(c)		17,023,788	16,608,491
Class B, 4.181% 11/15/34 (b)		7,169,750	7,058,814
Class C, 5.205% 11/15/34 (b)		5,015,000	5,001,099
Class D, 6.55% 11/15/34 (b)		1,888,700	1,874,776
Class E, 6.8087% 11/15/34 (b)		522,750	497,749
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		278,000	256,235
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		157,245	159,278
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 4.822% 6/15/35 (b)(c)(d)		100,000	100,225
Class WAN2, 1 month U.S. LIBOR + 3.750% 5.822% 6/15/35 (b)(c)(d)		100,000	100,222
Series 2018-285M Class F, 3.9168% 11/15/32 (b)(c)		294,000	276,815
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 5.0627% 11/15/34 (b)(c)(d)		364,000	364,908
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		912,980	1,036,963
RETL floater Series 2018-RVP:
Class A, 1 month U.S. LIBOR + 1.100% 3.1627% 3/15/33 (b)(c)(d)		41,445,552	41,587,731
Class E, 1 month U.S. LIBOR + 4.500% 6.5627% 3/15/33 (b)(c)(d)		514,328	521,412
Class F, 1 month U.S. LIBOR + 6.000% 8.0627% 3/15/33 (b)(c)(d)		516,084	523,193
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 5.3127% 11/15/27 (b)(c)(d)		663,000	641,785
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4805% 8/15/39 (c)		10,120	10,149
Series 2007-C4 Class F, 5.4805% 8/15/39 (c)		820,000	761,043
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.76% 2/15/35 (b)(c)(d)		314,000	315,963
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.7288% 5/10/45 (b)(c)		1,197,000	1,187,628
Class E, 5% 5/10/45 (b)(c)		537,000	470,189
Class F, 5% 5/10/45 (b)(c)		682,700	488,861
Series 2017-C7 Class XA, 1.2269% 12/15/50 (c)(h)		85,241,798	6,160,007
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		310,000	301,193
Series 2012-WRM Class E, 4.3793% 6/10/30 (b)(c)		970,000	920,917
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		1,299,000	1,251,100
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	191,898
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6615% 11/15/43 (b)(c)(h)		20,347,098	233,552
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	582,288
Class D, 4.922% 10/15/45 (b)(c)		1,776,000	1,766,658
Class E, 4.922% 10/15/45 (b)(c)		284,000	264,527
Series 2013-LC12 Class C, 4.4227% 7/15/46 (c)		760,000	747,077
Series 2015-C31 Class XA, 1.2343% 11/15/48 (c)(h)		37,840,932	2,218,209
Series 2015-NXS4 Class E, 3.7526% 12/15/48 (b)(c)		588,000	442,363
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	626,715
Class D, 3% 8/15/49 (b)		447,000	367,983
Series 2016-C34 Class XA, 2.3315% 6/15/49 (c)(h)		34,038,857	3,735,993
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,596,000	1,287,834
Series 2016-LC25 Class C, 4.5835% 12/15/59 (c)		903,000	876,620
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,218,000	989,804
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)		1,364,000	1,087,445
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		556,000	463,915
Series 2018-C43 Class C, 4.514% 3/15/51		629,000	626,042
Series 2018-C46 Class XA, 1.1169% 8/15/51 (c)(h)		74,321,691	4,828,851
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.78% 6/15/46 (b)(c)(d)		30,724,851	30,821,653
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	188,003
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	358,034
Class D, 5.8645% 3/15/44 (b)(c)		800,000	704,206
Class E, 5% 3/15/44 (b)		890,000	431,571
Class F, 5% 3/15/44 (b)		693,000	155,370
Series 2011-C4:
Class D, 5.3987% 6/15/44 (b)(c)		408,000	397,210
Class E, 5.3987% 6/15/44 (b)(c)		263,432	252,316
Series 2011-C5:
Class C, 5.8592% 11/15/44 (b)(c)		260,000	272,061
Class D, 5.8592% 11/15/44 (b)(c)		600,000	611,263
Class E, 5.8592% 11/15/44 (b)(c)		1,853,000	1,854,878
Class F, 5.25% 11/15/44 (b)(c)		933,000	819,814
Class G, 5.25% 11/15/44 (b)(c)		329,000	272,002
Class XA, 1.9082% 11/15/44 (b)(c)(h)		3,810,885	160,895
Series 2012-C6 Class D, 5.7675% 4/15/45 (b)(c)		540,000	549,696
Series 2012-C7:
Class C, 4.977% 6/15/45 (c)		1,270,000	1,283,949
Class E, 4.977% 6/15/45 (b)(c)		2,501,000	2,001,681
Class F, 4.5% 6/15/45 (b)		357,000	223,610
Class G, 4.5% 6/15/45 (b)		1,076,000	327,866
Series 2012-C8:
Class D, 5.0554% 8/15/45 (b)(c)		650,000	635,293
Class E, 5.0554% 8/15/45 (b)(c)		335,000	322,399
Series 2013-C11:
Class D, 4.412% 3/15/45 (b)(c)		870,000	838,041
Class E, 4.412% 3/15/45 (b)(c)		1,750,000	1,548,901
Series 2013-C13 Class D, 4.2758% 5/15/45 (b)(c)		600,000	558,008
Series 2013-C16 Class D, 5.1972% 9/15/46 (b)(c)		193,000	180,961
Series 2013-UBS1 Class D, 4.7688% 3/15/46 (b)(c)		756,000	702,161
Series 2014-C21 Class XA, 1.2268% 8/15/47 (c)(h)		102,182,139	4,622,148
Series 2014-C24 Class XA, 1.0309% 11/15/47 (c)(h)		33,362,507	1,302,606
Series 2014-LC14 Class XA, 1.4573% 3/15/47(c)(h)		69,775,391	2,936,679
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 5.783% 11/15/29 (b)(c)(d)		1,054,900	1,052,973
Class G, 1 month U.S. LIBOR + 3.020% 5.0827% 11/15/29 (b)(c)(d)		456,347	450,230
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (b)(c)		546,000	499,481
Class F, 3.7154% 11/10/36 (b)(c)		2,020,000	1,768,789
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)		489,000	384,929
Class PR2, 3.6332% 6/5/35 (b)(c)		1,260,000	913,520
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $887,995,387)			885,919,304

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,756,587
7.3% 10/1/39		27,595,000	39,022,090
7.5% 4/1/34		9,105,000	12,794,255
7.55% 4/1/39		18,745,000	27,799,397
7.6% 11/1/40		14,220,000	21,486,562
7.625% 3/1/40		10,110,000	14,971,090
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,436,100
Series 2010 C1, 7.781% 1/1/35		13,950,000	15,994,652
Series 2012 B, 5.432% 1/1/42		3,285,000	3,032,022
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		24,240,000	24,786,612
5.1% 6/1/33		63,045,000	60,844,730
Series 2010-1, 6.63% 2/1/35		11,945,000	12,710,913
Series 2010-3:
5.547% 4/1/19		330,000	333,689
6.725% 4/1/35		17,810,000	19,110,486
7.35% 7/1/35		8,165,000	9,074,254
Series 2010-5, 6.2% 7/1/21		4,896,000	5,080,677
Series 2011, 5.877% 3/1/19		77,850,000	78,850,373
Series 2013, 3.14% 12/1/18		3,490,000	3,487,173
TOTAL MUNICIPAL SECURITIES
(Cost $345,210,891)			355,571,662

Foreign Government and Government Agency Obligations - 1.0%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		$1,675,000	$1,618,888
5.875% 6/11/25		765,000	719,323
5.875% 6/11/25 (b)		535,000	503,056
6.125% 1/31/22 (b)		8,245,000	8,197,608
7.5% 1/31/27 (b)		600,000	598,500
7.903% 2/21/48 (b)		1,265,000	1,166,963
8.5% 1/31/47 (b)		2,490,000	2,433,118
Argentine Republic:
6.875% 4/22/21		21,465,000	19,136,262
7.5% 4/22/26		18,070,000	14,916,966
7.625% 4/22/46		4,065,000	2,991,881
Bahamian Republic 6% 11/21/28 (b)		585,000	597,870
Barbados Government:
7% 8/4/22 (b)(e)		1,525,000	838,750
7.25% 12/15/21 (b)(e)		90,000	49,500
Belarus Republic:
6.875% 2/28/23 (b)		3,455,000	3,517,536
7.625% 6/29/27 (b)		955,000	994,728
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,354,675
5.625% 1/7/41		14,860,000	12,831,759
5.625% 2/21/47		1,270,000	1,060,450
8.25% 1/20/34		6,175,000	7,047,219
Buenos Aires Province:
6.5% 2/15/23 (b)		650,000	526,507
9.95% 6/9/21 (b)		3,625,000	3,353,161
10.875% 1/26/21 (b)		3,775,000	3,586,288
10.875% 1/26/21 (Reg. S)		9,937,000	9,440,249
Cameroon Republic 9.5% 11/19/25 (b)		2,110,000	2,161,695
City of Buenos Aires 8.95% 2/19/21 (b)		525,000	498,755
Colombian Republic:
7.375% 9/18/37		1,220,000	1,560,075
10.375% 1/28/33		1,795,000	2,761,608
Croatia Republic 5.5% 4/4/23 (b)		475,000	502,726
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		650,000	649,791
5.75% 4/18/23 (b)		810,000	789,531
6.2% 5/11/27 (b)		305,000	288,674
6.25% 10/4/20 (b)		430,000	436,343
6.25% 7/27/21 (b)		360,000	365,881
Dominican Republic:
5.95% 1/25/27 (b)		1,140,000	1,161,375
6% 7/19/28 (b)		1,045,000	1,063,288
6.6% 1/28/24 (b)		1,520,000	1,603,129
6.85% 1/27/45 (b)		745,000	749,850
6.875% 1/29/26 (b)		1,220,000	1,311,232
7.45% 4/30/44 (b)		1,200,000	1,290,000
Ecuador Republic:
8.875% 10/23/27 (b)		1,920,000	1,747,200
9.65% 12/13/26 (b)		1,000,000	957,500
El Salvador Republic:
7.375% 12/1/19 (b)		3,655,000	3,737,238
7.75% 1/24/23 (b)		1,630,000	1,704,540
French Government 1% 11/25/18	EUR	8,070,000	9,398,520
Gabonese Republic 6.375% 12/12/24 (b)		1,465,000	1,331,105
Georgia Republic 6.875% 4/12/21 (b)		325,000	339,339
Ghana Republic 8.627% 6/16/49 (b)		835,000	817,605
Greek Government:
3.375% 2/15/25 (Reg. S) (b)	EUR	2,000,000	2,237,044
3.5% 1/30/23	EUR	600,000	698,833
Indonesian Republic:
2.625% 6/14/23	EUR	8,755,000	10,669,468
7.75% 1/17/38 (b)		2,250,000	2,987,303
8.5% 10/12/35 (Reg. S)		2,660,000	3,707,226
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		2,140,000	2,124,444
7.25% 4/15/19 (b)		7,065,000	7,031,194
8.25% 4/15/24 (b)		685,000	688,533
Ivory Coast 5.75% 12/31/32		925,000	832,511
Kingdom of Saudi Arabia 3.625% 3/4/28 (b)		790,000	758,400
Lebanese Republic:
5.15% 11/12/18		10,850,000	10,802,390
5.45% 11/28/19		3,415,000	3,281,371
5.5% 4/23/19		1,195,000	1,172,343
5.8% 4/14/20		1,105,000	1,052,513
6% 5/20/19		3,670,000	3,611,111
Mongolian People's Republic 8.75% 3/9/24 (b)		2,145,000	2,359,427
Moroccan Kingdom 4.25% 12/11/22 (b)		1,120,000	1,125,089
Panamanian Republic 9.375% 4/1/29		225,000	319,500
Peruvian Republic 4% 3/7/27 (p)		1,360,000	1,344,081
Plurinational State of Bolivia 5.95% 8/22/23 (b)		275,000	282,992
Province of Santa Fe 7% 3/23/23 (b)		4,460,000	3,807,770
Provincia de Cordoba:
7.125% 6/10/21 (b)		6,135,000	5,268,738
7.45% 9/1/24 (b)		1,920,000	1,495,219
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		862,500	871,125
Republic of Armenia:
6% 9/30/20 (b)		2,166,000	2,205,031
7.15% 3/26/25 (b)		775,000	816,075
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		7,850,000	7,196,519
6.752% 3/9/23 (b)		1,370,000	1,333,120
Republic of Kenya:
5.875% 6/24/19 (b)		530,000	532,756
5.875% 6/24/19 (Reg. S)		400,000	402,080
6.875% 6/24/24 (b)		325,000	318,708
7.25% 2/28/28 (b)		550,000	525,800
Republic of Nigeria:
6.75% 1/28/21 (b)		240,000	246,910
7.625% 11/28/47 (b)		835,000	757,579
Republic of Senegal 6.75% 3/13/48 (b)		495,000	422,879
Republic of Serbia 7.25% 9/28/21 (b)		310,000	337,348
Russian Federation:
5.25% 6/23/47 (b)		4,200,000	3,985,892
5.625% 4/4/42 (b)		1,850,000	1,914,239
5.875% 9/16/43 (b)		1,155,000	1,232,223
12.75% 6/24/28 (Reg. S)		4,355,000	7,011,550
Rwanda Republic 6.625% 5/2/23 (b)		1,135,000	1,138,746
South African Republic 5.875% 9/16/25		575,000	582,918
State of Qatar:
3.875% 4/23/23 (b)		2,055,000	2,062,521
4.5% 4/23/28 (b)		385,000	393,278
9.75% 6/15/30 (b)		1,440,000	2,138,515
Sultanate of Oman 6.75% 1/17/48 (b)		1,450,000	1,359,073
Turkish Republic:
5.125% 3/25/22		515,000	455,010
5.625% 3/30/21		1,580,000	1,446,332
5.75% 5/11/47		900,000	630,054
6% 3/25/27		885,000	729,256
6.25% 9/26/22		12,385,000	11,150,364
6.75% 5/30/40		1,225,000	964,002
6.875% 3/17/36		1,795,000	1,444,975
7% 3/11/19		1,070,000	1,056,655
7% 6/5/20		3,175,000	3,052,978
7.25% 3/5/38		1,150,000	960,250
7.375% 2/5/25		2,005,000	1,828,560
8% 2/14/34		560,000	507,950
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		895,000	767,165
Ukraine Government:
7.75% 9/1/20 (b)		5,085,000	5,054,653
7.75% 9/1/21 (b)		16,874,000	16,727,196
7.75% 9/1/22 (b)		14,179,000	13,931,151
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (j)(q)	GBP	1,532,000	1,986,161
4.25% 3/7/36 (j)(q)	GBP	1,095,000	1,969,213
4.25% 12/7/49 (j)(q)	GBP	1,530,000	3,172,916
United Mexican States 6.05% 1/11/40		1,135,000	1,268,363
Uruguay Republic 7.875% 1/15/33 pay-in-kind		520,000	704,080
Venezuelan Republic:
9.25% 9/15/27 (e)		10,950,000	2,847,000
11.95% 8/5/31 (Reg. S) (e)		2,420,000	629,200
12.75% 8/23/22 (e)		550,000	143,000
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.125% 3/13/28 (c)(d)(l)		195,000	174,359
5.5% 3/12/28		6,251,583	6,189,905
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $344,632,189)			327,941,390
		Shares	Value

Common Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	782,068
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Expro Holdings U.S., Inc. (l)		179,923	4,138,229
Expro Holdings U.S., Inc. (b)(l)		66,030	1,518,690
Forbes Energy Services Ltd. (r)		153,325	881,619
			6,538,538
Oil, Gas & Consumable Fuels - 0.0%
Frontera Energy Corp. (r)(s)		22,992	328,231

TOTAL ENERGY			6,866,769

MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	3,541,292
Metals & Mining - 0.0%
Warrior Metropolitan Coal, Inc.		16,422	394,949

TOTAL MATERIALS			3,936,241

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Consolidated Communications Holdings, Inc.		962	11,361
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (l)(r)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			45,961

UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (l)		88,700	3,237,550
TOTAL COMMON STOCKS
(Cost $23,111,003)			14,868,589

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		9,000	315,677
RLJ Lodging Trust Series A, 1.95%		17,900	476,140
			791,817
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		16,052	408,523
MFA Financial, Inc. Series B, 7.50%		22,500	575,550
Two Harbors Investment Corp. 7.50% (r)		17,000	423,810
			1,407,883
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 10.25% (r)		9,106	1,791,481
TOTAL FINANCIALS			3,199,364
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		24,500	650,230
Boston Properties, Inc. 5.25%		17,500	437,500
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,816	45,231
Series C, 6.50%		24,400	557,540
DDR Corp. Series K, 6.25%		17,823	439,212
National Storage Affiliates Trust Series A, 6.00%		11,900	298,592
PS Business Parks, Inc. Series W, 5.20%		1,000	24,300
Public Storage Series F, 5.15%		37,000	929,070
Rexford Industrial Realty, Inc. Series B, 5.875%		28,300	700,425
Spirit Realty Capital, Inc. Series A, 6.00%		2,400	57,480
Taubman Centers, Inc. Series J, 6.50%		11,338	286,851
			4,426,431

TOTAL NONCONVERTIBLE PREFERRED STOCKS			7,625,795

TOTAL PREFERRED STOCKS
(Cost $8,424,870)			8,417,612
		Principal Amount(a)	Value

Bank Loan Obligations - 4.4%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8344% 11/27/20 (c)(d)		4,494,474	4,344,673
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.3344% 11/27/21 (c)(d)		1,594,000	1,328,328
			5,673,001
Automobiles - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 2/1/24 (c)(d)		1,394,053	1,398,416
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3259% 2/1/25 (c)(d)		385,000	388,850
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 4.07% 12/31/18 (c)(d)		750,577	751,200
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.5759% 4/18/23 (c)(d)		1,926,158	1,959,866
			4,498,332
Distributors - 0.0%
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6729% 5/1/25 (c)(d)		3,000,000	2,913,750
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 11/7/23 (c)(d)		1,489,310	1,488,074
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5892% 11/14/22 (c)(d)		5,722,655	5,735,359
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.34% 7/3/20 (c)(d)		2,428,725	2,340,077
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2523% 11/17/24 (c)(d)		997,500	990,019
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 8/16/25 (c)(d)		1,475,000	1,476,844
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0844% 8/13/22 (c)(d)		4,397,913	4,395,714
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5844% 8/22/25 (c)(d)		1,000,000	1,010,000
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 4/26/24 (c)(d)		18,210,206	18,230,055
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3252% 3/13/25 (c)(d)		2,224,425	2,220,265
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 1/23/25 (c)(d)		1,391,513	1,393,252
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 11/8/23 (c)(d)		1,169,545	1,169,756
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 5/14/22 (c)(d)		4,729,013	4,734,924
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0759% 5/14/23 (c)(d)(l)		360,000	352,800
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0481% 11/29/24 (c)(d)		7,800,000	7,882,914
			53,420,053
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 5/31/25 (c)(d)		2,595,000	2,614,463
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 7/1/23 (c)(d)		1,885,549	1,876,121
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 7/31/24 (c)(d)		3,397,925	3,399,352
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3259% 2/15/24 (c)(d)		1,778,763	1,792,851
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 3/11/25 (c)(d)		5,735,625	5,742,795
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0975% 10/19/24 (c)(d)		4,024,396	4,012,846
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2068% 9/15/23 (c)(d)		2,051,031	2,060,363
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 2/17/24 (c)(d)		4,713,496	4,710,573
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 12/22/24 (c)(d)		27,860,000	27,938,287
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 2/14/21 (c)(d)		2,997,308	2,813,243
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 12/27/24 (c)(d)		1,019,875	1,020,303
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 4/18/24 (c)(d)		1,366,549	1,365,907
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 2/1/24 (c)(d)		9,850,709	9,771,903
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4083% 4/17/24 (c)(d)		3,206,762	3,216,799
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0759% 9/8/24 (c)(d)		940,000	960,567
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 3/8/24 (c)(d)		2,221,959	2,230,847
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 8/30/23 (c)(d)		2,834,870	2,829,994
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4683% 4/18/25 (c)(d)		1,220,000	1,222,440
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 11/30/23 (c)(d)		6,390,404	6,384,716
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 3/15/24 (c)(d)		3,007,463	3,006,530
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4725% 3/13/25 (c)(d)		2,920,000	2,931,855
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.08% 10/20/24 (c)(d)		10,547,000	10,533,816
3 month U.S. LIBOR + 7.000% 9.07% 10/20/25 (c)(d)		2,700,000	2,730,375
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8222% 10/4/23 (c)(d)		14,551,955	14,588,334
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 4/25/24 (c)(d)		1,098,900	1,098,900
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.8148% 10/25/23 (c)(d)		4,312,547	4,325,140
Houston Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8274% 7/20/25 (c)(d)		835,000	827,694
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8274% 3/16/26 (c)(d)		170,000	170,957
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3274% 3/16/25 (c)(d)		588,525	589,261
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8274% 4/3/25 (c)(d)		2,947,762	2,943,458
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 3/27/25 (c)(d)		4,987,500	4,976,927
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.062% 6/10/22 (c)(d)		4,263,055	4,260,412
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 8/9/25 (d)(t)		1,795,000	1,797,244
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 4.5759% 4/25/21 (c)(d)		1,702,000	1,697,745
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0759% 10/14/23 (c)(d)		1,368,264	1,261,375
Penn National Gaming, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.250% 10/1/25 (d)(t)		3,000,000	3,003,750
3 month U.S. LIBOR + 2.500% 4.5759% 1/19/24 (c)(d)		443,563	444,117
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.83% 4/27/24 (c)(d)		287,474	284,959
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.3259% 7/28/21 (c)(d)		2,369,731	2,351,958
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.34% 5/11/24 (c)(d)		705,265	704,030
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 8/14/24 (c)(d)		15,462,782	15,415,775
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 7/6/24 (c)(d)		2,481,250	2,489,389
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8314% 7/10/25 (c)(d)		10,500,000	10,578,015
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.58% 6/8/23 (c)(d)		5,960,524	5,971,372
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.3259% 2/1/25 (c)(d)		1,715,700	1,719,629
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 11/27/20 (c)(d)		323,241	324,453
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 5/30/25 (c)(d)		3,950,000	3,953,950
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.83% 12/31/21 (c)(d)		2,540,000	2,530,475
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.33% 5/31/24 (c)(d)		1,910,008	1,914,783
			195,391,048
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0759% 9/25/24 (c)(d)		23,155,895	23,387,454
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 8/19/23 (c)(d)		3,819,469	3,813,625
			27,201,079
Leisure Products - 0.0%
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 12/15/24 (c)(d)		4,975,000	4,977,687
Media - 0.4%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 9/26/21 (c)(d)		1,737,631	1,342,320
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 7/28/25 (c)(d)		1,975,050	1,970,942
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3127% 12/15/23 (c)(d)		1,727,462	1,727,825
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3127% 12/15/22 (c)(d)		1,945,000	1,944,514
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0638% 8/17/25 (c)(d)		3,000,000	3,011,250
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.09% 5/1/24 (c)(d)		1,009,800	1,011,062
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8159% 11/18/24 (c)(d)		4,962,500	4,912,875
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8259% 7/8/22 (c)(d)		3,528,638	3,472,392
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.3259% 7/8/23 (c)(d)		465,000	451,050
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3274% 6/7/23 (c)(d)		6,067,375	5,615,356
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 4/30/25 (c)(d)		16,417,500	16,417,500
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19 (d)(e)		8,600,000	6,399,862
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 2/28/25 (c)(d)		6,310,000	6,287,915
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5635% 1/25/26 (c)(d)		4,453,838	4,454,951
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 10/18/19 (c)(d)		3,895,809	3,793,076
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 5/29/21 (c)(d)		4,548,712	4,212,107
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.83% 12/18/20 (c)(d)		1,879,106	1,886,152
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.875% 3/16/25 (c)(d)		2,124,675	2,127,331
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.96% 1/15/25 (c)(d)		823,775	823,264
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.0759% 5/4/22 (c)(d)		7,739,077	7,375,340
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3135% 7/17/25 (c)(d)		2,618,381	2,606,703
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.0668% 8/14/26 (c)(d)		4,000,000	3,887,840
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9188% 10/24/21 (c)(d)		3,876,646	3,887,540
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 8/23/24 (c)(d)		2,044,550	2,044,550
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 8/24/22 (c)(d)		9,789,486	9,775,487
Telesat Canada Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.84% 11/17/23 (c)(d)		2,234,583	2,235,991
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5627% 1/15/26 (c)(d)		5,000,000	4,996,600
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.31% 8/19/23 (c)(d)		12,527,364	12,189,125
			120,860,920
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5673% 6/23/23 (c)(d)		5,698,149	5,215,857
Specialty Retail - 0.0%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0777% 6/15/23 (c)(d)		1,320,750	1,322,401
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0817% 7/2/22 (c)(d)		5,093,804	4,183,286
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.57% 11/17/24 (c)(d)		3,673,664	3,689,755
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.32% 10/11/19 (c)(d)		567,935	512,277
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 5.0529% 8/19/22 (c)(d)		3,099,451	3,110,733
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5924% 1/26/23 (c)(d)		4,730,417	3,450,082
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.09% 3/11/22 (c)(d)		2,533,639	2,178,930
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (d)(e)		1,873,392	1,873
			18,449,337

TOTAL CONSUMER DISCRETIONARY			438,601,064

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0747% 12/16/23 (c)(d)		1,970,000	1,972,463
Food & Staples Retailing - 0.2%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0844% 12/6/24 (c)(d)		2,224,135	2,219,976
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.8259% 8/25/21 (c)(d)		21,349,737	21,305,330
3 month U.S. LIBOR + 3.000% 5.337% 12/21/22 (c)(d)		4,546,494	4,532,764
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3264% 5/31/24 (c)(d)		9,000,000	8,786,250
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.0673% 2/3/24 (c)(d)		8,933,942	8,945,109
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.58% 6/28/20 (c)(d)		1,072,224	847,057
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2666% 2/6/25 (c)(d)		1,012,463	1,012,037
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 10/21/21 (c)(d)		3,815,236	3,810,467
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8259% 6/30/22 (c)(d)		2,913,000	2,738,220
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3259% 6/30/21 (c)(d)		3,297,845	3,258,700
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 11/15/22 (c)(d)		4,033,000	3,943,951
SUPERVALU, Inc. term loan:
3 month U.S. LIBOR + 3.500% 5.5759% 6/8/24 (c)(d)		540,329	540,891
3 month U.S. LIBOR + 3.500% 5.5759% 6/8/24 (c)(d)		324,197	324,535
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 6/27/23 (c)(d)		3,430,000	3,423,723
			65,689,010
Food Products - 0.1%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 10/7/23 (c)(d)		4,291,957	4,070,664
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 8/3/22 (c)(d)		1,048,740	1,044,807
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8346% 10/30/22 (c)(d)		8,885,107	8,876,488
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.07% 5/24/24 (c)(d)		5,400,450	5,394,239
			19,386,198
Personal Products - 0.0%
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.0759% 1/26/24 (c)(d)		1,433,779	1,431,313
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0627% 6/15/25 (c)(d)		1,205,000	1,212,531
			2,643,844

TOTAL CONSUMER STAPLES			89,691,515

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0774% 5/21/25 (c)(d)		1,740,000	1,723,139
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8259% 4/16/21 (c)(d)		1,511,210	1,512,162
Keane Group Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.875% 5/25/25 (c)(d)		1,185,000	1,179,075
			4,414,376
Oil, Gas & Consumable Fuels - 0.3%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5759% 5/18/23 (c)(d)		3,261,049	3,269,202
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3259% 6/22/24 (c)(d)		2,655,048	2,568,759
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4398% 12/31/21 (c)(d)		8,360,000	9,243,067
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8159% 12/31/22 (c)(d)		8,050,000	8,160,688
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5759% 8/23/21 (c)(d)		17,285,000	18,022,724
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8374% 7/29/21 (c)(d)		5,554,304	5,551,971
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5711% 5/7/25 (c)(d)		5,000,000	4,993,750
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 3/13/25 (c)(d)		1,251,863	1,254,216
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.8259% 3/28/22 (c)(d)		1,845,049	1,839,440
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.0774% 3/1/24 (c)(d)		3,500,000	3,381,875
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5826% 7/23/25 (c)(d)		6,490,000	6,534,651
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.09% 6/26/25 (c)(d)		5,500,000	5,491,420
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.0648% 2/15/24 (c)(d)		2,829,191	2,765,535
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 10/30/24 (c)(d)		2,443,525	2,418,063
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.0844% 12/19/20 (c)(d)		5,524,388	5,449,809
			80,945,170

TOTAL ENERGY			85,359,546

FINANCIALS - 0.3%
Capital Markets - 0.0%
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.08% 4/27/24 (c)(d)		3,014,550	3,009,847
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3127% 3/1/25 (c)(d)		3,298,584	3,293,439
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 4.89% 9/29/24 (c)(d)(u)		205,357	206,127
3 month U.S. LIBOR + 3.750% 6.203% 9/29/24 (c)(d)		1,508,246	1,513,901
			8,023,314
Diversified Financial Services - 0.1%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/15/25 (d)(t)		1,905,000	1,902,447
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8424% 10/31/24 (c)(d)		3,415,000	3,424,972
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5844% 2/13/25 (c)(d)		2,309,213	2,312,584
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 10/6/23 (c)(d)		4,118,000	4,128,295
Extell Boston 5.154% 8/31/21 (c)		888,487	888,487
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 12/27/22 (c)(d)		2,827,057	2,835,312
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 10/30/22 (c)(d)		2,000,000	2,006,080
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 7/3/24 (c)(d)		1,396,693	1,398,439
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 8/3/25 (c)(d)		1,500,000	1,502,820
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.375% 3/29/25 (c)(d)		1,391,513	1,398,470
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.58% 7/3/24 (c)(d)		990,000	995,772
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3148% 3/24/25 (c)(d)		1,995,000	1,992,506
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 6/30/24 (c)(d)		1,741,859	1,736,425
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8344% 2/10/24 (c)(d)		2,715,625	2,629,621
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 6/19/25 (c)(d)		2,000,000	2,006,260
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 4/9/23 (c)(d)		4,857,214	4,866,005
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.33% 8/18/23 (c)(d)		2,943,806	2,954,316
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (c)(l)		898,000	944,516
			39,923,327
Insurance - 0.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5924% 11/22/23 (c)(d)		4,330,760	4,340,504
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0673% 5/10/25 (c)(d)		5,402,263	5,400,102
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8269% 1/25/24 (c)(d)		2,977,500	2,981,222
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 11/3/23 (c)(d)		7,343,238	7,364,240
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 11/3/24 (c)(d)		4,000,000	4,010,000
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.0759% 8/4/22 (c)(d)		4,509,998	4,531,601
3 month U.S. LIBOR + 6.500% 8.5759% 8/4/25 (c)(d)		8,910,000	9,162,420
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3349% 4/25/25 (c)(d)		6,585,000	6,576,374
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 5/16/24 (c)(d)		5,597,700	5,581,355
			49,947,818
Real Estate Management & Development - 0.0%
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 3/23/25 (c)(d)		4,761,672	4,759,006
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0774% 12/5/20 (c)(d)		939,016	942,931

TOTAL FINANCIALS			103,596,396

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 6/22/24 (c)(d)		2,796,750	2,786,262
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6/18/24 (d)(t)		2,640,000	2,560,800
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.316% 6/30/25 (c)(d)		8,868,915	8,864,126
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3173% 7/9/25 (c)(d)		4,000,000	3,920,000
			18,131,188
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5626% 1/27/21 (c)(d)		6,665,942	6,565,220
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.84% 6/1/22 (c)(d)		925,000	928,469
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.83% 2/6/26 (c)(d)		750,000	743,910
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.08% 2/6/25 (c)(d)		1,221,938	1,218,125
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.08% 12/1/23 (c)(d)		3,106,723	3,102,840
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5844% 6/30/24 (c)(d)		677,400	676,269
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 3/13/25 (c)(d)		2,992,500	3,007,463
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 3/18/23 (c)(d)		6,561,937	6,589,301
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0844% 6/7/23 (c)(d)		2,103,746	2,101,706
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.625% 2/22/24 (c)(d)		2,124,675	2,126,014
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 6/23/24 (c)(d)		1,487,487	1,489,971
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 12/31/22 (c)(d)		4,461,376	4,338,688
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 2/11/23 (c)(d)		1,187,255	1,186,756
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 12/1/24 (c)(d)		2,487,500	2,480,038
			36,554,770
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 10/21/23 (c)(d)		2,403,199	2,406,948
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.5759% 10/21/24 (c)(d)		214,440	216,585
			2,623,533
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 9/27/24 (c)(d)		4,023,282	4,020,264
Pharmaceuticals - 0.1%
Akorn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.875% 4/17/21 (c)(d)		485,000	469,238
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 8/18/25 (c)(d)		3,140,000	3,148,980
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8119% 8/18/22 (c)(d)		139,700	139,700
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8259% 11/25/20 (c)(d)		230,955	207,282
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.4509% 11/25/22 (c)(d)		8,934,740	7,427,003
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 2/2/25 (c)(d)		1,592,563	1,585,603
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 3/27/23 (c)(d)		3,871,515	3,879,374
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0814% 6/1/25 (c)(d)		10,709,566	10,743,408
			27,600,588

TOTAL HEALTH CARE			88,930,343

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 5/30/25 (c)(d)		2,968,526	2,960,630
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 6/9/23 (c)(d)		5,911,590	5,897,757
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 8/22/24 (c)(d)		3,960,100	3,951,427
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.58% 2/28/21 (c)(d)		2,000,000	1,985,000
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2142% 4/30/25 (c)(d)		2,500,000	2,507,825
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1477% 4/30/26 (c)(d)		500,000	497,500
			17,800,139
Air Freight & Logistics - 0.0%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8326% 10/18/20 (c)(d)		625,000	624,219
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8135% 10/5/24 (c)(d)		1,865,637	1,869,834
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0648% 2/23/25 (c)(d)		1,475,000	1,477,847
			3,971,900
Building Products - 0.0%
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 6/1/25 (c)(d)		3,767,289	3,731,990
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.566% 10/17/23 (c)(d)		985,056	991,006
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 12/14/24 (c)(d)		1,189,025	1,188,288
The Hillman Group, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5/31/25 (d)(t)		237,410	236,446
3 month U.S. LIBOR + 3.500% 5.8344% 5/31/25 (c)(d)		762,590	759,494
			6,907,224
Commercial Services & Supplies - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5957% 6/21/24 (c)(d)		8,984,250	9,025,398
CRCI Longhorn Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5826% 8/1/25 (c)(d)		1,250,000	1,252,088
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 3/29/25 (c)(d)		1,571,063	1,575,980
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0844% 11/3/23 (c)(d)		4,718,225	4,435,131
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3069% 8/1/24 (c)(d)		794,000	796,485
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 3/9/23 (c)(d)		1,110,853	1,114,097
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 2/27/25 (c)(d)		6,867,788	6,824,864
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.5924% 6/1/22 (c)(d)		1,146,357	1,154,955
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 10/31/24 (c)(d)		1,273,600	1,276,784
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 5/2/22 (c)(d)		4,320,160	4,329,016
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8344% 12/8/23 (c)(d)		2,462,500	2,283,969
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8/15/25 (d)(t)		2,400,000	2,404,512
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6538% 8/15/25 (c)(d)		2,000,000	2,001,000
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.3259% 10/3/23 (c)(d)		3,748,618	3,743,145
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.58% 9/26/24 (c)(d)		1,290,389	1,288,131
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 9/28/24 (c)(d)		1,727,098	1,734,870
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 12/20/24 (c)(d)		2,195,824	2,197,207
			47,437,632
Construction & Engineering - 0.1%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 3/13/25 (c)(d)		1,864,900	1,866,075
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.34% 7/2/25 (c)(d)		2,250,000	2,247,188
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.58% 3/23/25 (c)(d)		1,378,075	1,387,032
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0874% 4/12/25 (c)(d)		2,145,000	2,151,263
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.34% 9/27/24 (c)(d)		2,365,000	2,373,869
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8344% 5/21/22 (c)(d)		3,149,489	3,169,173
			13,194,600
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3126% 11/30/23 (c)(d)		3,257,499	3,253,428
Machinery - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 5/9/25 (c)(d)		1,205,000	1,208,013
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 5/18/24 (c)(d)		1,265,462	1,264,083
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 7/30/24 (c)(d)		942,151	944,685
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 3/13/22 (c)(d)		3,565,892	3,576,304
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0844% 3/31/24 (c)(d)		389,079	390,842
			7,383,927
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.08% 6/22/22 (c)(d)		3,154,792	3,142,961
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.33% 9/14/20 (c)(d)		2,812,503	2,810,168
			5,953,129
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 4/4/24 (c)(d)		3,332,813	3,341,844
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 4/2/25 (c)(d)		1,148,905	1,148,905
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.375% 5/4/22 (c)(d)		1,405,732	1,410,413
			5,901,162
Road & Rail - 0.0%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.83% 6/30/23 (c)(d)		2,811,864	2,798,395
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3347% 9/11/24 (c)(d)		440,000	442,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0847% 9/11/23 (c)(d)		2,992,500	3,006,206
			6,247,351
Trading Companies & Distributors - 0.0%
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0759% 11/21/24 (c)(d)		1,855,338	1,875,877
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.35% 2/9/23 (c)(d)		3,436,640	3,436,640
			5,312,517
Transportation Infrastructure - 0.0%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.83% 7/7/22 (c)(d)		3,254,747	3,260,866

TOTAL INDUSTRIALS			126,623,875

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8168% 8/3/25 (c)(d)		3,825,000	3,776,920
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 2/1/24 (c)(d)		9,923,393	9,861,372
			13,638,292
Electronic Equipment & Components - 0.1%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8249% 2/28/25 (c)(d)		1,586,025	1,590,482
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 4.8683% 2/1/25 (c)(d)(u)		111,774	110,867
3 month U.S. LIBOR + 3.000% 5.0759% 2/1/25 (c)(d)		1,040,618	1,032,168
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0844% 2/1/26 (c)(d)		435,000	437,175
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1892% 1/31/24 (c)(d)		775,290	779,166
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3259% 3/8/26 (c)(d)		355,000	354,556
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 3/8/25 (c)(d)		1,230,000	1,227,946
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8344% 12/2/24 (c)(d)		1,953,950	1,971,047
3 month U.S. LIBOR + 7.500% 9.9669% 12/1/25 (c)(d)		750,000	759,375
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 2/15/24 (c)(d)		3,472,606	3,481,287
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 2/1/22 (c)(d)		2,158,040	2,159,184
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5814% 9/28/24 (c)(d)		4,289,373	4,291,175
			18,194,428
Internet Software & Services - 0.1%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.33% 10/19/23 (c)(d)		4,887,500	4,888,722
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8259% 11/29/24 (c)(d)		2,493,750	2,487,516
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0601% 2/9/23 (c)(d)		5,018,143	5,036,961
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.83% 5/31/25 (c)(d)		3,000,000	2,939,310
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5933% 2/7/25 (c)(d)		2,675,000	2,661,625
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5728% 9/29/24 (c)(d)		7,373,840	7,432,830
3 month U.S. LIBOR + 8.500% 10.5728% 9/29/25 (c)(d)		2,000,000	2,040,000
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8274% 9/15/24 (c)(d)		1,985,000	1,992,444
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3315% 8/1/25 (c)(d)		2,295,000	2,286,394
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 5/12/21 (c)(d)		918,440	917,981
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.5673% 7/13/23 (c)(d)		2,235,320	2,243,144
3 month U.S. LIBOR + 4.000% 6.0802% 4/4/25 (c)(d)		4,500,000	4,528,125
			39,455,052
IT Services - 0.1%
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0648% 3/20/24 (c)(d)		1,975,000	1,971,307
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.066% 7/10/22 (c)(d)		14,423,186	14,413,378
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 4/22/23 (c)(d)		1,229,053	1,229,311
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.3259% 12/1/24 (c)(d)		1,895,250	1,890,114
3 month U.S. LIBOR + 7.250% 9.3259% 12/1/25 (c)(d)		750,000	749,250
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 5/1/24 (c)(d)		5,316,300	5,325,816
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 3.8127% 8/9/24 (c)(d)		3,740,625	3,739,278
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 8/27/25 (d)(t)		5,380,000	5,410,289
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 7/1/23 (c)(d)		3,178,212	3,183,329
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 12/7/23 (c)(d)		3,472,125	3,477,923
			41,389,995
Semiconductors & Semiconductor Equipment - 0.0%
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 5/29/25 (c)(d)		5,000,000	4,990,650
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3259% 6/13/25 (c)(d)		3,865,000	3,787,700
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 6/13/24 (c)(d)		8,894,322	8,847,449
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.84% 12/20/23 (c)(d)		685,000	685,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.59% 12/20/22 (c)(d)		1,905,875	1,909,973
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 3.750% 8/14/25 (d)(t)		2,000,000	2,000,000
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 4/30/25 (c)(d)		3,500,000	3,500,000
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5659% 8/23/25 (c)(d)		1,505,000	1,512,525
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 5.250% 7.3259% 10/31/24 (c)(d)		5,221,913	5,238,257
3 month U.S. LIBOR + 8.000% 10.0759% 10/31/25 (c)(d)		740,000	736,300
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0659% 8/23/26 (c)(d)		240,000	241,200
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.3159% 8/23/25 (c)(d)		2,720,000	2,727,942
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5668% 8/14/25 (c)(d)		1,930,000	1,926,391
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.33% 6/1/22 (c)(d)		4,836,634	4,838,376
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.33% 12/22/23 (c)(d)		2,468,813	2,473,454
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 7/1/22 (c)(d)		1,346,366	1,353,434
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0759% 11/21/24 (c)(d)		4,477,500	4,453,724
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5931% 11/1/24 (c)(d)		5,095,000	5,201,129
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3427% 11/1/23 (c)(d)		6,912,806	6,926,632
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.33% 1/20/24 (c)(d)		5,173,416	5,184,177
3 month U.S. LIBOR + 9.000% 11.08% 1/20/25 (c)(d)		1,000,000	957,500
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 11/20/21 (c)(d)		477,600	471,831
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.5759% 6/21/24 (c)(d)		8,052,500	8,032,369
3 month U.S. LIBOR + 2.500% 4.5759% 6/21/24 (c)(d)		1,205,975	1,202,960
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8/9/26 (d)(t)		275,000	276,375
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8/9/25 (d)(t)		1,135,000	1,135,851
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5844% 5/31/25 (c)(d)		3,245,000	3,232,831
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3344% 5/31/26 (c)(d)		1,560,000	1,553,495
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 3/3/23 (c)(d)		4,865,956	4,859,873
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.5844% 9/30/22 (c)(d)		4,788,558	4,799,333
Sound Inpatient Physicians, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 6/28/25 (c)(d)		780,000	781,303
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8259% 6/28/26 (c)(d)		155,000	155,194
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 7/8/22 (c)(d)		1,483,738	1,485,964
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 4/16/25 (c)(d)		6,581,267	6,584,557
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 4/16/25 (c)(d)		2,560,112	2,561,392
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4/16/25 (d)(t)		1,640,000	1,640,344
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8344% 9/30/23 (c)(d)		2,698,167	2,705,479
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.58% 12/4/20 (c)(d)		769,285	771,016
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 7/2/25 (c)(d)		6,500,000	6,483,230
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3259% 7/2/26 (c)(d)		2,250,000	2,256,323
			115,490,883
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 9/7/23 (c)(d)		1,596,139	1,595,469

TOTAL INFORMATION TECHNOLOGY			234,754,769

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8259% 3/21/25 (c)(d)		2,239,388	2,242,187
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8269% 5/17/24 (c)(d)		1,980,000	1,982,475
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 11/18/23 (c)(d)		1,792,700	1,803,904
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.195% 3/28/25 (c)(d)		1,361,588	1,365,849
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8259% 3/28/26 (c)(d)		750,000	749,063
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 3/8/25 (c)(d)		1,897,436	1,903,754
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (c)(d)		3,078,767	3,087,018
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 6/7/20 (c)(d)		2,412,413	2,417,310
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3344% 3/13/25 (c)(d)		2,493,750	2,527,042
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.625% 10/11/24 (c)(d)		4,079,175	4,097,042
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 2/8/25 (c)(d)		945,250	945,760
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.83% 4/3/25 (c)(d)		2,351,310	2,344,444
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.0759% 9/6/24 (c)(d)		1,985,000	1,984,008
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 9/22/24 (c)(d)		1,654,477	1,659,506
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 9/22/24 (c)(d)		3,818,023	3,829,630
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 7/1/24 (c)(d)		1,071,560	1,073,735
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 8/8/24 (c)(d)		1,250,550	1,250,550
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 4/3/25 (c)(d)		744,211	746,257
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 4/3/25 (c)(d)		1,275,789	1,279,298
			37,288,832
Containers & Packaging - 0.1%
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5759% 7/26/25 (c)(d)		2,170,000	2,188,988
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1145% 11/7/25 (c)(d)		6,100,000	6,098,292
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.1859% 10/1/22 (c)(d)		4,655,205	4,656,369
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 3.9359% 1/6/21 (c)(d)		3,552,000	3,549,336
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5814% 4/3/24 (c)(d)		990,000	985,753
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 3/14/22 (c)(d)		3,466,125	3,487,788
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 5/16/24 (c)(d)		1,222,650	1,219,899
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 5/22/24 (c)(d)		2,272,854	2,274,558
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 4/3/25 (c)(d)		2,355,000	2,361,311
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3374% 12/29/23 (c)(d)		4,493,125	4,474,883
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/29/25 (c)(d)		2,500,000	2,496,875
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.58% 10/14/24 (c)(d)		813,850	811,962
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 2/5/23 (c)(d)		6,065,551	6,082,898
			40,688,912
Metals & Mining - 0.1%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.09% 12/22/23 (c)(d)		1,293,500	1,295,518
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.59% 8/25/23 (c)(d)		4,632,318	3,841,952
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5819% 6/14/21 (c)(d)		2,836,917	2,835,158
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3259% 10/17/22 (c)(d)		5,917,029	5,516,565
			13,489,193

TOTAL MATERIALS			91,466,937

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.7774% 2/6/22 (c)(d)		945,000	924,919
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8288% 6/28/23 (c)(d)		1,100,000	1,098,625
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.08% 3/23/24 (c)(d)		1,456,563	1,450,008
			3,473,552
Real Estate Management & Development - 0.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.08% 3/24/25 (c)(d)		876,161	893,684
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.58% 3/24/24 (c)(d)		1,062,609	1,062,163
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 8/21/25 (d)(t)		7,500,000	7,471,875
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3173% 2/8/25 (c)(d)		4,938,998	4,947,641
Simply Storage Management LLC 8.2375% 9/6/21 (c)(l)		1,305,000	1,309,959
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.067% 12/22/24 (c)(d)		8,590,909	8,584,466
			24,269,788

TOTAL REAL ESTATE			27,743,340

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.8135% 7/15/25 (c)(d)		1,481,250	1,433,109
3 month U.S. LIBOR + 2.750% 4.8135% 1/31/26 (c)(d)		1,985,000	1,914,533
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.83% 3/31/21 (c)(d)		7,430,458	7,207,544
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.83% 6/15/24 (c)(d)		13,251,879	12,788,063
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.317% 2/22/24 (c)(d)		11,805,000	11,816,451
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 2/2/26 (c)(d)		10,790,000	10,787,734
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5759% 11/1/24 (c)(d)		9,532,100	9,520,185
3 month U.S. LIBOR + 8.250% 10.3259% 11/1/25 (c)(d)		1,500,000	1,496,250
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.8216% 7/31/25 (c)(d)		3,843,310	3,637,693
			60,601,562
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.57% 5/25/24 (c)(d)		4,396,248	4,103,150
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8148% 11/27/23 (c)(d)		21,300,000	21,391,803
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.5648% 1/2/24 (c)(d)		3,500,000	3,667,720
Tranche B-5, term loan 6.625% 1/2/24		4,735,000	4,955,178
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 4/11/25 (c)(d)		2,810,000	2,799,856
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0673% 3/9/23 (c)(d)		4,488,750	4,449,518
			41,367,225

TOTAL TELECOMMUNICATION SERVICES			101,968,787

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8259% 8/1/26 (c)(d)		1,555,000	1,576,381
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8259% 8/1/25 (c)(d)		8,000,000	8,042,000
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.33% 3/14/21 (c)(d)		884,824	672,466
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.33% 3/14/21 (c)(d)		87,227	66,292
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.32% 11/28/24 (c)(d)		2,942,098	2,949,453
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 11/13/21 (c)(d)		3,019,185	3,004,089
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8114% 6/25/25 (c)(d)		2,555,000	2,574,163
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8259% 1/30/24 (c)(d)		2,498,958	2,484,914
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8259% 1/30/24 (c)(d)		134,217	133,463
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 8/4/23 (c)(d)		7,146,083	7,131,934
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.3259% 12/14/23 (c)(d)		1,477,500	1,476,998
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.0643% 12/31/25 (c)(d)		4,520,000	4,508,700
			34,620,853
Gas Utilities - 0.0%
GIM Channelview Cogeneration LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.33% 5/3/25 (c)(d)		335,000	337,513
Independent Power and Renewable Electricity Producers - 0.0%
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.33% 12/9/21 (c)(d)		2,669,584	2,362,582
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 6/26/22 (c)(d)		2,239,601	2,242,401
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 11/8/22 (c)(d)		805,950	805,950
			5,410,933

TOTAL UTILITIES			40,369,299

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,434,674,377)			1,429,105,871

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21		18,827,000	18,544,973
Discover Bank:
(Delaware) 3.2% 8/9/21		$25,781,000	$25,543,034
3.1% 6/4/20		22,584,000	22,489,373
4.682% 8/9/28 (c)		13,883,000	13,876,059
8.7% 11/18/19		2,958,000	3,131,222
KeyBank NA 6.95% 2/1/28		1,977,000	2,389,861
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,311,278
Synchrony Bank 3.65% 5/24/21		23,372,000	23,222,840
TOTAL BANK NOTES
(Cost $120,640,173)			120,508,640

Preferred Securities - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(f)	EUR	$1,560,000	$1,815,100
2.7%(Reg. S) (c)(f)	EUR	1,800,000	2,107,425
4.625% (Reg. S) (c)(f)	EUR	1,500,000	1,751,333
			5,673,858
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (f)		5,702,000	5,665,239
Danone SA 1.75% (Reg. S) (c)(f)	EUR	1,600,000	1,812,355
			7,477,594
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Andeavor Logistics LP 6.875% (c)(f)		7,770,000	7,814,568
Energy Transfer Partners LP 6.25% (c)(f)		11,264,000	10,930,442
			18,745,010
FINANCIALS - 0.5%
Banks - 0.5%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		2,678,000	2,472,073
Banco Do Brasil SA 9% (b)(c)(f)		6,090,000	5,875,283
Banco Mercantil del Norte SA 7.625% (b)(c)(f)		2,310,000	2,370,777
Bank of America Corp.:
5.875% (c)(f)		3,665,000	3,764,468
6.1% (c)(f)		8,141,000	8,801,217
6.25% (c)(f)		5,325,000	5,780,664
6.5% (c)(f)		3,000,000	3,306,045
Bank of Nova Scotia 4.65% (c)(f)		3,105,000	2,939,786
Barclays Bank PLC 7.625% 11/21/22		31,965,000	35,344,554
Barclays PLC:
6.625% (c)(f)		15,185,000	15,415,753
7.875% (Reg. S) (c)(f)	GBP	2,000,000	2,805,012
BNP Paribas SA:
6.75% (Reg. S) (c)(f)		3,095,000	3,234,632
7% (b)(c)(f)		1,065,000	1,068,241
Citigroup, Inc.:
5.875% (c)(f)		4,305,000	4,522,937
5.95% (c)(f)		5,290,000	5,480,830
5.95% (c)(f)		2,285,000	2,369,828
Credit Agricole SA:
6.625% (b)(c)(f)		10,445,000	10,671,509
7.875% (b)(c)(f)		4,250,000	4,573,381
HSBC Holdings PLC 5.25% (c)(f)	EUR	3,927,000	4,965,356
Itau Unibanco Holding SA 6.125% (b)(c)(f)		2,670,000	2,445,872
KBC Groep NV 5.625% (c)(f)	EUR	1,530,000	1,820,620
Royal Bank of Scotland Group PLC:
7.5% (c)(f)		9,170,000	9,515,981
8.625% (c)(f)		3,665,000	3,977,132
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)	EUR	1,910,000	2,668,896
Tinkoff Credit Systems 9.25% (Reg. S) (c)(f)		1,475,000	1,463,356
			147,654,203
Capital Markets - 0.0%
Deutsche Bank AG 6% (Reg. S) (c)(f)	EUR	1,500,000	1,688,316
Insurance - 0.0%
Assicurazioni Generali SpA 6.416% (c)(f)	GBP	1,000,000	1,372,390
Aviva PLC 6.125% (c)(f)	GBP	3,670,000	5,473,196
AXA SA:
3.941% (c)(f)	EUR	1,538,000	1,946,808
6.463% (Reg. S) (c)(f)		1,012,000	1,008,914
6.6862% (c)(f)	GBP	100,000	150,510
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(f)		3,111,000	2,935,311
			12,887,129

TOTAL FINANCIALS			162,229,648

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(f)		5,650,000	2,350,968
7.5% (Reg. S) (f)		100,000	41,610
			2,392,578
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 4.375% (Reg. S) (c)(f)	EUR	2,501,000	2,761,286
Grand City Properties SA 3.75% (c)(f)	EUR	3,200,000	3,899,133
			6,660,419
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(f)		1,460,000	1,556,508
UTILITIES - 0.0%
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (c)(f)	GBP	1,925,000	2,509,711
TOTAL PREFERRED SECURITIES
(Cost $206,117,764)			207,245,326
		Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.97% (v)
(Cost $693,978,082)		693,915,790	694,054,573

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Citibank to pay semi-annually a fixed rate of 3.034% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	52,400,000	$1,455,895
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.085% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	111,000,000	2,950,873
Option with an exercise rate of 3.00% on a credit default swap with JPMorgan Chase Bank NA to buy protection on the iTraxx Europe Crossover expiring June 2023, paying 5% quarterly	10/17/18	EUR 25,200,000	247,527
Option with an exercise rate of 3.25% on a credit default swap with Citibank to buy protection on the iTraxx Europe Crossover Index expiring June 2023, paying 5% quarterly	10/17/18	EUR 33,700,000	181,700
Option with an exercise rate of 3.375% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Index expiring June 2023, paying 5% quarterly	9/19/18	EUR 7,300,000	7,663

TOTAL PUT OPTIONS			4,843,658

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.085% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	111,000,000	3,773,173
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.034% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	52,400,000	1,686,346

TOTAL CALL OPTIONS			5,459,519

TOTAL PURCHASED SWAPTIONS
(Cost $10,612,019)			10,303,177
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $33,974,753,429)			33,529,721,353
NET OTHER ASSETS (LIABILITIES) - (3.9)%			(1,259,236,007)
NET ASSETS - 100%			$32,270,485,346

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 9/1/33	$(8,900,000)	$(8,653,481)
3% 9/1/33	(17,775,000)	(17,668,743)
3% 9/1/33	(17,750,000)	(17,643,892)
3% 9/1/33	(17,750,000)	(17,643,892)
3% 9/1/33	(23,725,000)	(23,583,174)
3.5% 9/1/33	(13,100,000)	(13,238,902)
3.5% 9/1/48	(8,300,000)	(8,250,353)
3.5% 9/1/48	(16,100,000)	(16,003,696)
4% 9/1/48	(16,000,000)	(16,287,923)
4% 9/1/48	(10,900,000)	(11,096,148)
4% 9/1/48	(2,050,000)	(2,086,890)
4.5% 9/1/48	(13,100,000)	(13,601,916)
4.5% 9/1/48	(60,700,000)	(63,025,672)
4.5% 9/1/48	(10,000,000)	(10,383,142)
4.5% 9/1/48	(58,100,000)	(60,326,055)
4.5% 9/1/48	(69,700,000)	(72,370,500)
4.5% 9/1/48	(27,600,000)	(28,657,472)
TOTAL TBA SALE COMMITMENTS
(Proceeds $400,549,760)		$(400,521,851)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.94% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	93,400,000	$(3,042,143)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	34,500,000	(1,110,019)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	151,600,000	(4,676,769)

TOTAL PUT SWAPTIONS			(8,828,931)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.94% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	93,400,000	(2,900,975)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	34,500,000	(1,088,283)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	151,600,000	(4,780,764)

TOTAL CALL SWAPTIONS			(8,770,022)

TOTAL WRITTEN SWAPTIONS			$(17,598,953)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	36	Sept. 2018	$3,379,782	$82,897	$82,897
TME 10 Year Canadian Note Contracts (Canada)	72	Dec. 2018	7,436,690	47,941	47,941
TOTAL BOND INDEX CONTRACTS					130,838
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	94	Dec. 2018	19,867,781	(10,465)	(10,465)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	134	Dec. 2018	15,195,391	(21,063)	(21,063)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	279	Dec. 2018	40,237,031	(194,595)	(194,595)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	75	Dec. 2018	9,603,516	(3,674)	(3,674)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	66	Dec. 2018	10,514,625	(67,296)	(67,296)
TOTAL TREASURY CONTRACTS					(297,093)

TOTAL PURCHASED					(166,255)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	345	Sept. 2018	52,960,670	(132,358)	(132,358)
Eurex Euro-Bund Contracts (Germany)	119	Sept. 2018	22,552,363	(330,692)	(330,692)
TOTAL BOND INDEX CONTRACTS					(463,050)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	373	Dec. 2018	44,859,078	86,677	86,677
CBOT 2-Year U.S. Treasury Note Contracts (United States)	421	Dec. 2018	88,982,297	38,665	38,665
CBOT 5-Year U.S. Treasury Note Contracts (United States)	503	Dec. 2018	57,039,414	77,946	77,946
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,836	Dec. 2018	235,094,063	82,189	82,189
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	18	Dec. 2018	2,867,625	18,523	18,523
TOTAL TREASURY CONTRACTS					304,000

TOTAL SOLD					(159,050)

TOTAL FUTURES CONTRACTS					$(325,305)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 1.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	242,895	CAD	318,885	Barclays Bank PLC	9/4/18	$(1,461)
USD	98,632	CAD	128,855	JPMorgan Chase Bank	9/10/18	(117)
USD	31,295	CAD	40,768	Royal Bank Of Canada	9/11/18	51
CAD	389,177	USD	298,542	Morgan Stanley Cap. Group	9/12/18	(283)
USD	300,046	CAD	389,177	Goldman Sachs Bank USA	9/12/18	1,787
USD	75,109	CAD	97,687	JPMorgan Chase Bank	9/13/18	241
EUR	410,000	USD	469,297	JPMorgan Chase Bank	11/29/18	9,764
EUR	1,898,000	USD	2,217,363	State Street Bank And Trust Co.	11/29/18	341
EUR	1,034,000	USD	1,203,448	State Street Bank And Trust Co.	11/29/18	4,722
USD	9,952,080	CAD	13,061,000	State Street Bank And Trust Co.	11/29/18	(72,314)
USD	437,118	EUR	380,000	JPMorgan Chase Bank	11/29/18	(6,890)
USD	9,893,174	EUR	8,514,000	JPMorgan Chase Bank	11/29/18	(54,945)
USD	340,067	EUR	289,000	Royal Bank Of Canada	11/29/18	2,387
USD	228,784,485	EUR	199,129,000	State Street Bank And Trust Co.	11/29/18	(3,886,302)
USD	48,424,036	GBP	37,815,000	State Street Bank And Trust Co.	11/29/18	(781,252)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(4,784,271)
					Unrealized Appreciation	19,293
					Unrealized Depreciation	(4,803,564)

For the period, the average contract value for forward foreign currency contracts was $307,714,688. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(85,605)	$0	$(85,605)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 4,200,000	(110,960)	70,597	(40,363)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(89,663)	91,709	2,046
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	Quarterly	EUR 3,500,000	(10,378)	1,479	(8,899)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2023	BNP Paribas SA	(1%)	Quarterly	EUR 4,182,000	30,496	0	30,496
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(23,396)	(88,622)	(112,018)
WPP Finance SA		Jun. 2023	Citibank, N.A.	(1%)	Quarterly	EUR 850,000	(10,353)	8,936	(1,417)
WPP Finance SA		Jun. 2023	Credit Suisse International	(1%)	Quarterly	EUR 800,000	(9,744)	7,275	(2,469)
TOTAL BUY PROTECTION							(309,603)	91,374	(218,229)
Sell Protection
5-Year iTraxx Europe Senior Financials Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	198,088	0	198,088
BNP Paribas SA	Baa2	Jun. 2023	JPMorgan Chase Bank, N.A.	1%	Quarterly	EUR 1,750,000	(32,644)	39,991	7,347
Intesa Sanpaolo Spa	Ba1	Jun. 2023	Goldman Sachs Bank USA	1%	Quarterly	EUR 2,250,000	(318,986)	249,887	(69,099)
Telecom Italia Spa	Ba1	Jun. 2023	BNP Paribas SA	1%	Quarterly	EUR 1,850,000	(110,044)	115,219	5,175
TOTAL SELL PROTECTION							(263,586)	405,097	141,511

TOTAL CREDIT DEFAULT SWAPS							$(573,189)	$496,471	$(76,718)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	6-month LIBOR(3)	Semi - annual	LCH	Dec. 2025	GBP 12,983,000	$9,768	$0	$9,768
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2033	EUR 15,236,000	155,579	0	155,579
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2038	EUR 1,439,000	15,537	0	15,537

TOTAL INTEREST RATE SWAPS							$180,884	$0	$180,884

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,211,825,463 or 10.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $6,595,431.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,086,172.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $66,165.

 (l) Level 3 security

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (p) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (q) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,524,305.

 (r) Non-income producing

 (s) A portion of the security sold on a delayed delivery basis.

 (t) The coupon rate will be determined upon settlement of the loan after period end.

 (u) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $158,008 and $158,468, respectively.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,466,670
Total	$11,466,670

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$782,068	$782,068	$--	$--
Energy	6,866,769	1,209,850	--	5,656,919
Financials	3,199,364	1,407,883	1,791,481	--
Materials	3,936,241	3,936,241	--	--
Real Estate	5,218,248	4,426,431	791,817	--
Telecommunication Services	45,961	11,361	--	34,600
Utilities	3,237,550	--	--	3,237,550
Corporate Bonds	10,195,850,921	--	10,195,850,921	--
U.S. Government and Government Agency Obligations	11,979,505,417	--	11,979,505,417	--
U.S. Government Agency - Mortgage Securities	5,911,323,594	--	5,911,323,594	--
Asset-Backed Securities	656,465,276	--	654,871,934	1,593,342
Collateralized Mortgage Obligations	732,640,001	--	732,640,001	--
Commercial Mortgage Securities	885,919,304	--	885,919,304	--
Municipal Securities	355,571,662	--	355,571,662	--
Foreign Government and Government Agency Obligations	327,941,390	--	327,767,031	174,359
Bank Loan Obligations	1,429,105,871	--	1,426,498,596	2,607,275
Bank Notes	120,508,640	--	120,508,640	--
Preferred Securities	207,245,326	--	207,245,326	--
Money Market Funds	694,054,573	694,054,573	--	--
Purchased Swaptions	10,303,177	--	10,303,177	--
Total Investments in Securities:	$33,529,721,353	$705,828,407	$32,810,588,901	$13,304,045
Derivative Instruments:
Assets
Futures Contracts	$434,838	$434,838	$--	$--
Forward Foreign Currency Contracts	19,293	--	19,293	--
Swaps	409,468	--	409,468	--
Total Assets	$863,599	$434,838	$428,761	$--
Liabilities
Futures Contracts	$(760,143)	$(760,143)	$--	$--
Forward Foreign Currency Contracts	(4,803,564)	--	(4,803,564)	--
Swaps	(801,773)	--	(801,773)	--
Written Swaptions	(17,598,953)	--	(17,598,953)	--
Total Liabilities	$(23,964,433)	$(760,143)	$(23,204,290)	$--
Total Derivative Instruments:	$(23,100,834)	$(325,305)	$(22,775,529)	$--
Other Financial Instruments:
TBA Sale Commitments	$(400,521,851)	$--	$(400,521,851)	$--
Total Other Financial Instruments:	$(400,521,851)	$--	$(400,521,851)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$436,890	$0
Swaps(b)	228,584	(801,773)
Total Credit Risk	665,474	(801,773)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	19,293	(4,803,564)
Total Foreign Exchange Risk	19,293	(4,803,564)
Interest Rate Risk
Futures Contracts(d)	434,838	(760,143)
Purchased Swaptions(a)	9,866,287	0
Swaps(b)	180,884	0
Written Swaptions(e)	0	(17,598,953)
Total Interest Rate Risk	10,482,009	(18,359,096)
Total Value of Derivatives	$11,166,776	$(23,964,433)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
United Kingdom	2.1%
Mexico	2.0%
Netherlands	1.6%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $33,280,775,347)	$32,835,666,780
Fidelity Central Funds (cost $693,978,082)	694,054,573
Total Investment in Securities (cost $33,974,753,429)		$33,529,721,353
Segregated cash with brokers for derivative instruments		195,390
Cash		6,929,386
Foreign currency held at value (cost $24,025,428)		24,241,360
Receivable for investments sold
Regular delivery		20,998,010
Delayed delivery		447,841
Receivable for premium on written options		17,874,346
Receivable for TBA sale commitments		400,549,760
Unrealized appreciation on forward foreign currency contracts		19,293
Receivable for fund shares sold		35,944,287
Dividends receivable		170,280
Interest receivable		221,888,544
Distributions receivable from Fidelity Central Funds		1,026,504
Receivable for daily variation margin on centrally cleared OTC swaps		190,786
Bi-lateral OTC swaps, at value		30,496
Other receivables		226,154
Total assets		34,260,453,790
Liabilities
Payable for investments purchased
Regular delivery	$56,247,457
Delayed delivery	1,460,673,780
TBA sale commitments, at value	400,521,851
Unrealized depreciation on forward foreign currency contracts	4,803,564
Payable for fund shares redeemed	32,419,821
Distributions payable	3,838,698
Bi-lateral OTC swaps, at value	716,168
Accrued management fee	8,165,886
Distribution and service plan fees payable	305,795
Payable for daily variation margin on futures contracts	512,622
Written options, at value (premium receivable $17,874,346)	17,598,953
Other affiliated payables	3,940,104
Other payables and accrued expenses	223,745
Total liabilities		1,989,968,444
Net Assets		$32,270,485,346
Net Assets consist of:
Paid in capital		$32,791,375,922
Undistributed net investment income		94,000,586
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(165,294,358)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(449,596,804)
Net Assets		$32,270,485,346
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($475,568,941 ÷ 45,805,618 shares)		$10.38
Maximum offering price per share (100/96.00 of $10.38)		$10.81
Class M:
Net Asset Value and redemption price per share ($307,836,714 ÷ 29,701,663 shares)		$10.36
Maximum offering price per share (100/96.00 of $10.36)		$10.79
Class C:
Net Asset Value and offering price per share ($168,366,210 ÷ 16,211,109 shares)(a)		$10.39
Total Bond:
Net Asset Value, offering price and redemption price per share ($23,868,572,260 ÷ 2,299,855,068 shares)		$10.38
Class I:
Net Asset Value, offering price and redemption price per share ($4,959,911,138 ÷ 478,653,211 shares)		$10.36
Class Z:
Net Asset Value, offering price and redemption price per share ($2,490,230,083 ÷ 240,314,794 shares)		$10.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Dividends		$13,823,340
Interest		1,036,850,271
Income from Fidelity Central Funds		11,466,670
Total income		1,062,140,281
Expenses
Management fee	$96,914,228
Transfer agent fees	32,771,918
Distribution and service plan fees	3,833,298
Fund wide operations fee	13,828,908
Independent trustees' fees and expenses	126,864
Legal	20
Commitment fees	88,598
Total expenses before reductions	147,563,834
Expense reductions	(125,124)
Total expenses after reductions		147,438,710
Net investment income (loss)		914,701,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(108,341,231)
Fidelity Central Funds	8,047
Forward foreign currency contracts	13,695,429
Foreign currency transactions	(371,130)
Futures contracts	4,440,867
Swaps	441,768
Total net realized gain (loss)		(90,126,250)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,020,681,288)
Fidelity Central Funds	(3,792)
Forward foreign currency contracts	(3,516,315)
Assets and liabilities in foreign currencies	8,913
Futures contracts	185,634
Swaps	744,578
Written options	275,393
Delayed delivery commitments	714,274
Total change in net unrealized appreciation (depreciation)		(1,022,272,603)
Net gain (loss)		(1,112,398,853)
Net increase (decrease) in net assets resulting from operations		$(197,697,282)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$914,701,571	$775,303,535
Net realized gain (loss)	(90,126,250)	36,180,617
Change in net unrealized appreciation (depreciation)	(1,022,272,603)	(187,045,805)
Net increase (decrease) in net assets resulting from operations	(197,697,282)	624,438,347
Distributions to shareholders from net investment income	(885,486,323)	(739,976,289)
Distributions to shareholders from net realized gain	(72,496,897)	(67,918,257)
Total distributions	(957,983,220)	(807,894,546)
Share transactions - net increase (decrease)	2,739,351,141	5,166,571,919
Total increase (decrease) in net assets	1,583,670,639	4,983,115,720
Net Assets
Beginning of period	30,686,814,707	25,703,698,987
End of period	$32,270,485,346	$30,686,814,707
Other Information
Undistributed net investment income end of period	$94,000,586	$75,408,591

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond Fund Class A

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.87	$10.53	$10.77	$10.48
Income from Investment Operations
Net investment income (loss)A	.273	.272	.312	.287	.292
Net realized and unrealized gain (loss)	(.375)	(.086)	.377	(.224)	.382
Total from investment operations	(.102)	.186	.689	.063	.674
Distributions from net investment income	(.263)	(.258)	(.290)	(.270)	(.275)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.288)	(.286)	(.349)	(.303)	(.384)
Net asset value, end of period	$10.38	$10.77	$10.87	$10.53	$10.77
Total ReturnB,C	(.95)%	1.77%	6.71%	.58%	6.56%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.76%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.76%
Net investment income (loss)	2.60%	2.53%	2.95%	2.69%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$475,569	$521,557	$1,233,806	$852,243	$639,235
Portfolio turnover rateF	109%	137%	134%	140%G	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class M

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.85	$10.51	$10.76	$10.46
Income from Investment Operations
Net investment income (loss)A	.272	.267	.309	.285	.290
Net realized and unrealized gain (loss)	(.375)	(.083)	.378	(.234)	.392
Total from investment operations	(.103)	.184	.687	.051	.682
Distributions from net investment income	(.262)	(.256)	(.288)	(.268)	(.273)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.287)	(.284)	(.347)	(.301)	(.382)
Net asset value, end of period	$10.36	$10.75	$10.85	$10.51	$10.76
Total ReturnB,C	(.96)%	1.76%	6.71%	.47%	6.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.76%	.76%	.77%	.77%	.78%
Expenses net of all reductions	.76%	.76%	.77%	.77%	.78%
Net investment income (loss)	2.60%	2.53%	2.94%	2.67%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$307,837	$287,111	$155,518	$101,673	$57,972
Portfolio turnover rateF	109%	137%	134%	140%G	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class C

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.87	$10.53	$10.77	$10.48
Income from Investment Operations
Net investment income (loss)A	.193	.188	.231	.205	.211
Net realized and unrealized gain (loss)	(.365)	(.084)	.378	(.225)	.382
Total from investment operations	(.172)	.104	.609	(.020)	.593
Distributions from net investment income	(.183)	(.176)	(.210)	(.187)	(.194)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.208)	(.204)	(.269)	(.220)	(.303)
Net asset value, end of period	$10.39	$10.77	$10.87	$10.53	$10.77
Total ReturnB,C	(1.60)%	.99%	5.90%	(.20)%	5.75%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.52%	1.52%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.52%	1.52%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.52%	1.52%	1.52%	1.53%	1.53%
Net investment income (loss)	1.84%	1.77%	2.19%	1.92%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$168,366	$190,273	$186,380	$139,264	$83,818
Portfolio turnover rateF	109%	137%	134%	140%G	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.86	$10.53	$10.77	$10.47
Income from Investment Operations
Net investment income (loss)A	.305	.302	.343	.320	.326
Net realized and unrealized gain (loss)	(.365)	(.085)	.368	(.224)	.392
Total from investment operations	(.060)	.217	.711	.096	.718
Distributions from net investment income	(.295)	(.289)	(.322)	(.303)	(.309)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.320)	(.317)	(.381)	(.336)	(.418)
Net asset value, end of period	$10.38	$10.76	$10.86	$10.53	$10.77
Total ReturnB	(.55)%	2.07%	6.94%	.88%	7.00%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.90%	2.84%	3.25%	2.99%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$23,868,572	$23,732,156	$20,469,677	$17,359,294	$14,547,801
Portfolio turnover rateE	109%	137%	134%	140%F	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class I

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.85	$10.51	$10.76	$10.46
Income from Investment Operations
Net investment income (loss)A	.299	.295	.337	.313	.319
Net realized and unrealized gain (loss)	(.374)	(.083)	.378	(.233)	.393
Total from investment operations	(.075)	.212	.715	.080	.712
Distributions from net investment income	(.290)	(.284)	(.316)	(.297)	(.303)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.315)	(.312)	(.375)	(.330)	(.412)
Net asset value, end of period	$10.36	$10.75	$10.85	$10.51	$10.76
Total ReturnB	(.70)%	2.02%	6.99%	.73%	6.95%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	2.85%	2.79%	3.20%	2.94%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$4,959,911	$4,481,725	$2,846,878	$1,266,870	$573,410
Portfolio turnover rateE	109%	137%	134%	140%F	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class Z

Years ended August 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.85	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.312	.310	.352	.234
Net realized and unrealized gain (loss)	(.373)	(.083)	.378	(.167)
Total from investment operations	(.061)	.227	.730	.067
Distributions from net investment income	(.304)	(.299)	(.331)	(.217)
Distributions from net realized gain	(.025)	(.028)	(.059)	–
Total distributions	(.329)	(.327)	(.390)	(.217)
Net asset value, end of period	$10.36	$10.75	$10.85	$10.51
Total ReturnC,D	(.56)%	2.16%	7.14%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%G
Expenses net of all reductions	.36%	.36%	.36%	.36%G
Net investment income (loss)	2.99%	2.93%	3.34%	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,490,230	$1,473,993	$811,440	$546,968
Portfolio turnover rateH	109%	137%	134%	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $223,745 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, market discount, deferred trustees compensation, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$309,679,579
Gross unrealized depreciation	(720,855,608)
Net unrealized appreciation (depreciation)	$(411,176,029)
Tax Cost	$33,923,113,017

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$43,860,409
Capital loss carryforward	$(155,333,280)
Net unrealized appreciation (depreciation) on securities and other investments	$(409,193,959)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(109,219,500)
Long-term	(46,113,780)
Total capital loss carryforward	$(155,333,280)

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$885,486,323	$ 773,871,373
Long-term Capital Gains	72,496,897	34,023,173
Total	$957,983,220	$ 807,894,546

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments. At the end of the period, the Fund had unfunded loan commitments of $158,468.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(1,508,447)	$(22,384)
Swaps	(830,504)	358,468
Total Credit Risk	(2,338,951)	336,084
Foreign Exchange Risk
Forward Foreign Currency Contracts	13,695,429	(3,516,315)
Interest Rate Risk
Futures Contracts	4,440,867	185,634
Purchased Options	–	(220,509)
Swaps	1,272,272	386,110
Written Options	–	275,393
Total Interest Rate Risk	5,713,139	626,628
Totals	$17,069,617	$(2,553,603)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,855,043,631 and $4,826,415,635, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,258,122	$25,910
Class M	-%	.25%	756,959	93,535
Class C	.75%	.25%	1,818,217	268,074
			$3,833,298	$387,519

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$79,580
Class M	8,695
Class C(a)	27,437
$115,712

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of .10% and .01% of Total Bond's and Class Z's average net assets, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$774,252.15
Class M	477,562.16
Class C	303,946.17
Total Bond	23,912,296.10
Class I	7,103,333.15
Class Z	200,529.01
	$32,771,918

Effective October 1, 2018, the Board approved a change in the transfer agent fees for Class Z to .05% of Class Z average net assets on an annual basis.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,495 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8,488.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $88,598 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $54,402.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,742 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $122,382.

Effective October 1, 2018, the Board approved to contractually reimburse expenses of Class Z to the extent annual operating expenses exceed .36% of Class Z average net assets on an annual basis. Fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense will be excluded from this reimbursement. This reimbursement will remain in place through December 31, 2020.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2018	Year ended August 31, 2017
From net investment income
Class A	$12,629,695	$21,656,972
Class M	7,579,587	4,370,911
Class C	3,169,213	3,033,896
Total Bond	672,052,162	586,137,135
Class I	131,904,177	93,037,515
Class Z	58,151,489	31,739,860
Total	$885,486,323	$739,976,289
From net realized gain
Class A	$1,217,520	$3,152,995
Class M	687,881	416,240
Class C	431,234	491,517
Total Bond	55,742,692	54,284,285
Class I	10,651,836	7,617,861
Class Z	3,765,734	1,955,359
Total	$72,496,897	$67,918,257

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Class A
Shares sold	14,416,516	35,580,281	$151,885,453	$378,631,170
Reinvestment of distributions	1,290,713	2,271,068	13,581,684	24,175,284
Shares redeemed	(18,338,361)	(102,937,028)	(192,755,755)	(1,089,228,226)
Net increase (decrease)	(2,631,132)	(65,085,679)	$(27,288,618)	$(686,421,772)
Class M
Shares sold	8,921,941	17,161,400	$93,879,005	$182,620,103
Reinvestment of distributions	784,090	442,288	8,230,681	4,706,740
Shares redeemed	(6,715,253)	(5,227,159)	(70,463,007)	(55,482,738)
Net increase (decrease)	2,990,778	12,376,529	$31,646,679	$131,844,105
Class C
Shares sold	4,002,793	5,742,872	$42,271,985	$61,343,735
Reinvestment of distributions	332,075	311,520	3,497,759	3,319,847
Shares redeemed	(5,788,530)	(5,532,987)	(60,858,546)	(58,835,524)
Net increase (decrease)	(1,453,662)	521,405	$(15,088,802)	$5,828,058
Total Bond
Shares sold	590,632,444	715,776,478	$6,213,066,982	$7,613,246,265
Reinvestment of distributions	66,567,518	57,507,306	699,805,077	612,532,396
Shares redeemed	(562,196,879)	(452,613,004)	(5,894,522,419)	(4,806,739,429)
Net increase (decrease)	95,003,083	320,670,780	$1,018,349,640	$3,419,039,232
Class I
Shares sold	172,616,804	245,139,592	$1,811,192,584	$2,596,745,220
Reinvestment of distributions	12,976,469	8,911,840	136,135,652	94,805,632
Shares redeemed	(123,960,373)	(99,475,433)	(1,297,111,589)	(1,055,508,510)
Net increase (decrease)	61,632,900	154,575,999	$650,216,647	$1,636,042,342
Class Z
Shares sold	158,799,997	155,922,153	$1,663,657,935	$1,656,237,293
Reinvestment of distributions	4,854,286	2,946,230	50,848,946	31,368,596
Shares redeemed	(60,482,889)	(96,526,329)	(632,991,286)	(1,027,365,935)
Net increase (decrease)	103,171,394	62,342,054	$1,081,515,595	$660,239,954

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 20% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan accounts) or 1-877-208-0098 (all other accounts).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Class A	.75%
Actual		$1,000.00	$1,008.40	$3.80
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class M	.75%
Actual		$1,000.00	$1,008.40	$3.80
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class C	1.50%
Actual		$1,000.00	$1,005.60	$7.58
Hypothetical-C		$1,000.00	$1,017.64	$7.63
Total Bond	.45%
Actual		$1,000.00	$1,010.00	$2.28
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.49%
Actual		$1,000.00	$1,009.70	$2.48
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Class Z	.36%
Actual		$1,000.00	$1,010.40	$1.82
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 26.15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $521,905,909 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

ATB-ANN-1018
1.804575.115

Fidelity® Total Bond Fund Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Total Bond Fund	(0.55)%	3.22%	4.75%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond Fund, a class of the fund, on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,912	Fidelity® Total Bond Fund
$14,380	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds dipped below the waterline for the 12 months ending August 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. Longer-term bond yields declined through September 2017, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then generally advanced through mid-May, driven by three policy-rate hikes, plans by the U.S. Federal Reserve to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Longer-term yields moderated slightly by August 31, with spreads between shorter-term and longer-term Treasury bonds remaining tight, partly due to escalating trade tension. Within the Bloomberg Barclays index, asset-backed securities (+0.32%) topped all major market segments, followed by other securitized sectors. Conversely, safe-haven U.S. Treasury securities returned -1.54% and corporate bonds returned -1.01%. Outside the index, riskier, non-core fixed-income segments generally posted gains, while Treasury Inflation-Protected Securities (TIPS) rose 0.83%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Lead Portfolio Manager Ford O’Neil and Co-Portfolio Manager Celso Munoz:  For the annual reporting period ending August 31, 2018, most of the fund’s share classes (excluding sales charges, if applicable) produced a slightly negative return that outpaced, net of fees, the -1.05% return of the Bloomberg Barclays U.S. Aggregate Bond Index. Versus the benchmark, the fund’s somewhat shorter duration helped it hold in better as interest rates rose the past 12 months. We added value via exposure to leveraged loans and overweighting high-yield corporates, two sectors that outpaced the index. The fund’s investments in Treasury Inflation-Protected Securities (TIPS) also contributed. Choices among investment-grade corporate bonds aided the relative return, as did holding a smaller stake in Treasuries than the index. Within corporates, selections among the bonds of industrial and financial companies each helped. Certain corporates that had been downgraded to below-investment-grade worked to the fund’s advantage, and holdings in taxable municipal bonds from the state of Illinois added to the fund’s relative return. Conversely, specific government names tied to energy disappointed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders  Celso Munoz (September 30, 2017) and Michael Weaver (April 2, 2018) assumed co-manager responsibilities for the fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2018
U.S. Government and U.S. Government Agency Obligations	57.7%
AAA	1.7%
AA	0.8%
A	5.6%
BBB	18.9%
BB and Below	14.8%
Not Rated	0.9%
Equities	0.1%
Short-Term Investments and Net Other Assets*	(0.5)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*,**,***
Corporate Bonds	31.6%
U.S. Government and U.S. Government Agency Obligations	57.7%
Asset-Backed Securities	2.0%
CMOs and Other Mortgage Related Securities	1.6%
Municipal Bonds	1.1%
Stocks	0.1%
Other Investments	6.4%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.5)%

 * Foreign investments - 10.6%

 ** Futures and Swaps - 1.3%

 *** Written options - (1.8)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Corporate Bonds - 31.6%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$5,710,000	$5,011,970
3.375% 8/15/26		3,010,000	2,831,215
			7,843,185
Nonconvertible Bonds - 31.6%
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (b)		6,165,000	5,966,487
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	3,945,000	4,168,550
Tenedora Nemak SA de CV 4.75% 1/23/25 (b)		640,000	621,440
			10,756,477
Automobiles - 0.5%
General Motors Co. 3.5% 10/2/18		9,215,000	9,221,727
General Motors Financial Co., Inc.:
3.15% 1/15/20		27,252,000	27,265,081
3.2% 7/13/20		20,200,000	20,134,296
3.5% 7/10/19		10,761,000	10,818,142
4% 1/15/25		18,085,000	17,536,663
4.2% 3/1/21		26,269,000	26,632,676
4.25% 5/15/23		5,420,000	5,439,780
4.375% 9/25/21		47,963,000	48,827,804
Volkswagen Financial Services AG 1.875% 9/7/21 (Reg. S)	GBP	3,600,000	4,669,703
			170,545,872
Diversified Consumer Services - 0.1%
Frontdoor, Inc. 6.75% 8/15/26 (b)		1,765,000	1,806,919
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		8,466,000	8,721,235
Laureate Education, Inc. 8.25% 5/1/25 (b)		4,615,000	4,978,431
Service Corp. International 4.625% 12/15/27		4,045,000	3,883,200
			19,389,785
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		2,935,000	2,802,925
5% 10/15/25 (b)		5,275,000	5,090,375
Aramark Services, Inc.:
4.75% 6/1/26		7,225,000	7,116,625
5% 2/1/28 (b)		3,410,000	3,341,800
5.125% 1/15/24		2,520,000	2,559,035
Eldorado Resorts, Inc. 6% 4/1/25		4,142,000	4,209,308
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,065,625
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		5,090,000	5,293,600
Golden Nugget, Inc. 6.75% 10/15/24 (b)		13,075,000	13,287,469
Hilton Escrow Issuer LLC 4.25% 9/1/24		7,280,000	7,079,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		2,580,000	2,547,750
4.875% 4/1/27		1,530,000	1,505,138
McDonald's Corp. 2.75% 12/9/20		3,638,000	3,617,929
MCE Finance Ltd. 4.875% 6/6/25 (b)		12,515,000	11,871,925
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		16,840,000	16,040,100
4.5% 1/15/28		6,215,000	5,729,609
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	539,838
Scientific Games Corp.:
5% 10/15/25 (b)		5,100,000	4,845,000
6.625% 5/15/21		8,595,000	8,509,050
Stars Group Holdings BV 7% 7/15/26 (b)		8,775,000	9,126,000
Station Casinos LLC 5% 10/1/25 (b)		4,290,000	4,145,213
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,555,000	2,595,880
7.25% 11/30/21 (b)		4,925,000	5,048,125
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		970,000	905,738
Times Square Hotel Trust 8.528% 8/1/26 (b)		944,807	1,090,502
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		5,155,000	5,116,338
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		4,730,000	4,422,550
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		1,475,000	1,404,938
5.5% 10/1/27 (b)		6,460,000	6,104,700
			147,012,885
Household Durables - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8392% 7/15/21 (b)(c)(d)		11,330,000	11,457,463
5.125% 7/15/23 (b)		5,170,000	5,150,613
5.75% 10/15/20		2,844,331	2,847,887
			19,455,963
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.:
4.375% 11/15/26		5,750,000	5,433,750
4.875% 4/15/28 (b)		4,690,000	4,443,775
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		5,975,000	5,989,938
6.375% 5/15/25		8,115,000	8,480,175
			24,347,638
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (b)		5,340,000	5,230,210
Media - 2.1%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,788,549
7.75% 12/1/45		3,932,000	5,791,472
Altice SA:
7.25% 5/15/22 (Reg. S)	EUR	800,000	934,664
7.625% 2/15/25 (b)		2,235,000	2,065,788
7.75% 5/15/22 (b)		23,985,000	23,115,544
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		9,560,000	9,619,750
5.5% 5/15/26 (b)		6,920,000	6,798,900
7.75% 7/15/25 (b)		5,770,000	6,137,838
Cablevision SA 6.5% 6/15/21 (b)		1,013,000	949,941
Cablevision Systems Corp. 5.875% 9/15/22		3,120,000	3,174,600
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		6,395,000	6,099,231
5% 2/1/28 (b)		19,150,000	17,934,550
5.125% 2/15/23		1,130,000	1,131,413
5.125% 5/1/23 (b)		7,520,000	7,520,000
5.125% 5/1/27 (b)		11,140,000	10,624,775
5.5% 5/1/26 (b)		12,195,000	12,042,563
5.75% 2/15/26 (b)		11,180,000	11,180,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		20,419,000	20,826,685
4.908% 7/23/25		20,419,000	20,820,671
5.375% 5/1/47		51,316,000	47,864,129
6.484% 10/23/45		8,199,000	8,740,951
Comcast Corp.:
3.9% 3/1/38		5,245,000	4,856,140
3.969% 11/1/47		16,962,000	15,354,189
3.999% 11/1/49		19,304,000	17,384,329
4% 3/1/48		9,566,000	8,642,844
4.6% 8/15/45		13,824,000	13,593,049
4.65% 7/15/42		12,353,000	12,280,025
6.45% 3/15/37		2,196,000	2,654,945
CSC Holdings LLC:
5.25% 6/1/24		4,283,000	4,154,510
5.375% 2/1/28 (b)		2,850,000	2,731,583
5.5% 4/15/27 (b)		4,045,000	3,938,819
6.75% 11/15/21		8,225,000	8,718,500
DISH DBS Corp.:
5.875% 7/15/22		4,000,000	3,840,000
5.875% 11/15/24		12,795,000	11,131,650
7.75% 7/1/26		1,355,000	1,222,888
E.W. Scripps Co. 5.125% 5/15/25 (b)		3,120,000	2,979,600
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,710,800
4.875% 4/11/22 (b)		565,000	559,356
5.125% 3/31/27 (b)		580,000	537,956
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	4,900,000	5,590,092
2.75% 4/13/23 (Reg. S)	EUR	2,600,000	3,164,692
MDC Partners, Inc. 6.5% 5/1/24 (b)		14,090,000	12,628,163
NBCUniversal, Inc.:
4.45% 1/15/43		9,792,000	9,413,632
5.15% 4/30/20		11,614,000	12,010,564
5.95% 4/1/41		6,848,000	7,934,139
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		5,221,924	5,117,486
Nielsen Co. S.a.r.l. (Luxembourg):
5% 2/1/25 (b)		3,930,000	3,812,100
5.5% 10/1/21 (b)		880,000	881,100
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		4,425,000	4,296,896
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		6,090,000	5,975,508
5% 8/1/27 (b)		8,290,000	8,010,130
5.375% 4/15/25 (b)		6,450,000	6,546,750
6% 7/15/24 (b)		6,565,000	6,821,692
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,960,000	3,685,948
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,434,352
4.5% 9/15/42		30,539,000	25,732,484
5.5% 9/1/41		12,973,000	12,463,021
5.875% 11/15/40		16,544,000	16,529,872
6.55% 5/1/37		38,302,000	41,360,648
7.3% 7/1/38		38,728,000	44,997,200
8.25% 4/1/19		24,391,000	25,118,054
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,143,290
6.2% 3/15/40		11,792,000	12,713,427
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		6,904,000	6,760,466
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		4,335,000	4,259,138
VTR Finance BV 6.875% 1/15/24 (b)		3,885,000	3,966,585
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		3,100,000	2,894,625
6% 1/15/27 (b)		5,605,000	5,086,538
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		8,780,000	8,269,706
			678,071,495
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.875% 7/1/23 (b)		980,000	879,550
Textiles, Apparel & Luxury Goods - 0.0%
Tecpetrol SA 4.875% 12/12/22 (b)		500,000	447,500
TOTAL CONSUMER DISCRETIONARY			1,076,137,375
CONSUMER STAPLES - 1.4%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	38,164,918
3.3% 2/1/23		41,589,000	41,261,656
3.65% 2/1/26		3,166,000	3,097,123
4.7% 2/1/36		39,376,000	39,915,939
4.9% 2/1/46		45,032,000	45,764,786
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22		10,217,000	10,379,045
4.75% 4/15/58		28,143,000	27,612,175
Central American Bottling Corp. 5.75% 1/31/27 (b)		295,000	292,050
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,383,445
4.25% 5/1/23		5,205,000	5,303,981
			214,175,118
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		4,725,000	4,665,938
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		8,473,000	8,445,422
3.3% 11/18/21		10,050,000	10,023,311
			23,134,671
Food Products - 0.1%
CF Industries Holdings, Inc.:
3.45% 6/1/23		3,115,000	2,990,400
4.5% 12/1/26 (b)		1,380,000	1,377,357
5.15% 3/15/34		280,000	263,900
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,000,000	1,022,500
JBS Investments GmbH 7.75% 10/28/20 (b)		2,850,000	2,895,629
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (b)		16,890,000	16,256,625
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,145,000	2,107,463
4.875% 11/1/26 (b)		1,555,000	1,531,675
Post Holdings, Inc.:
5% 8/15/26 (b)		3,240,000	3,110,400
5.625% 1/15/28 (b)		3,245,000	3,135,481
5.75% 3/1/27 (b)		2,690,000	2,656,375
			37,347,805
Personal Products - 0.0%
Coty, Inc. 6.5% 4/15/26 (b)		4,650,000	4,373,906
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,920,000	1,937,376
			6,311,282
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,394,429
4% 1/31/24		6,408,000	6,544,624
BAT International Finance PLC 1.25% 3/13/27 (Reg. S)	EUR	4,795,000	5,370,726
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (b)		20,000,000	19,870,596
3.75% 7/21/22 (b)		20,300,000	20,249,936
4.25% 7/21/25 (b)		18,467,000	18,374,850
8.125% 3/15/24	GBP	2,135,000	3,552,826
Reynolds American, Inc.:
3.25% 6/12/20		3,274,000	3,269,867
4% 6/12/22		11,386,000	11,523,995
4.45% 6/12/25		18,560,000	18,812,625
5.7% 8/15/35		4,237,000	4,570,597
5.85% 8/15/45		35,690,000	38,903,691
6.15% 9/15/43		4,511,000	5,038,966
7.25% 6/15/37		5,056,000	6,344,408
Vector Group Ltd. 6.125% 2/1/25 (b)		15,055,000	14,415,163
			186,237,299
TOTAL CONSUMER STAPLES			467,206,175
ENERGY - 6.5%
Energy Equipment & Services - 0.5%
Borets Finance DAC 6.5% 4/7/22 (b)		1,540,000	1,524,600
Diamond Offshore Drilling, Inc. 7.875% 8/15/25		2,910,000	2,968,200
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	19,672,449
6.5% 4/1/20		738,000	775,227
Ensco PLC:
4.5% 10/1/24		12,325,000	10,229,750
5.2% 3/15/25		13,010,000	10,879,613
5.75% 10/1/44		7,801,000	5,675,228
7.75% 2/1/26		2,200,000	2,101,000
8% 1/31/24		3,943,000	3,913,428
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		5,255,000	5,241,863
6% 10/1/22		995,000	992,513
FTS International, Inc. 6.25% 5/1/22		485,000	475,906
Halliburton Co.:
3.8% 11/15/25		9,790,000	9,770,140
4.85% 11/15/35		8,550,000	8,946,860
Jonah Energy LLC 7.25% 10/15/25 (b)		2,755,000	2,148,900
Nabors Industries, Inc.:
5.5% 1/15/23		3,322,000	3,311,739
5.75% 2/1/25 (b)		5,305,000	5,102,639
Noble Holding International Ltd.:
5.25% 3/15/42		1,890,000	1,313,550
7.75% 1/15/24		3,019,000	2,951,073
7.875% 2/1/26 (b)		1,930,000	1,978,250
7.95% 4/1/25 (c)		10,335,000	9,818,250
8.95% 4/1/45 (c)		7,307,000	6,612,835
Precision Drilling Corp.:
5.25% 11/15/24		1,290,000	1,228,725
7.125% 1/15/26 (b)		1,620,000	1,666,575
7.75% 12/15/23		4,985,000	5,271,638
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,830,000	3,063,475
Summit Midstream Holdings LLC:
5.5% 8/15/22		2,135,000	2,124,325
5.75% 4/15/25		6,431,000	6,205,915
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		2,200,000	2,101,352
Weatherford International Ltd.:
5.95% 4/15/42		1,290,000	906,225
6.5% 8/1/36		1,780,000	1,321,650
7% 3/15/38		505,000	383,800
9.875% 2/15/24		2,865,000	2,707,425
Weatherford International, Inc. 9.875% 3/1/25 (b)		10,485,000	9,829,688
			153,214,806
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Finance Co. 7.5% 5/1/31		29,585,000	37,037,205
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	6,938,927
5.55% 3/15/26		13,807,000	14,836,979
6.45% 9/15/36		4,370,000	5,068,607
6.6% 3/15/46		22,460,000	27,030,634
Antero Resources Corp. 5.125% 12/1/22		6,335,000	6,398,350
California Resources Corp. 8% 12/15/22 (b)		11,090,000	9,939,413
Canadian Natural Resources Ltd.:
3.9% 2/1/25		24,997,000	24,825,218
5.85% 2/1/35		10,897,000	12,262,153
Cenovus Energy, Inc. 4.25% 4/15/27		31,079,000	30,019,649
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		5,595,000	5,692,913
5.875% 3/31/25		5,295,000	5,625,938
7% 6/30/24		7,385,000	8,169,656
Cheniere Energy Partners LP 5.25% 10/1/25		20,370,000	20,370,000
Chesapeake Energy Corp.:
4.875% 4/15/22		3,735,000	3,604,275
5.75% 3/15/23		5,580,000	5,412,600
6.125% 2/15/21		1,750,000	1,785,000
8% 12/15/22 (b)		7,485,000	7,868,606
8% 1/15/25		2,890,000	2,951,413
8% 6/15/27		3,295,000	3,336,188
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,860,000	1,985,550
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		6,888,000	6,939,660
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		15,490,000	15,442,649
4.5% 6/1/25		4,707,000	4,753,234
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (b)(c)(d)		14,775,000	14,779,524
6.5% 5/15/26 (b)		4,230,000	4,261,725
6.875% 6/15/25 (b)		4,700,000	4,849,225
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,710,000	8,884,200
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,502,995
5.85% 5/21/43 (b)(c)		28,823,000	26,517,160
DCP Midstream Operating LP:
3.875% 3/15/23		5,532,000	5,393,700
5.375% 7/15/25		5,810,000	5,955,250
Denbury Resources, Inc.:
4.625% 7/15/23		260,000	223,600
5.5% 5/1/22		2,710,000	2,445,775
6.375% 8/15/21		865,000	829,859
9% 5/15/21 (b)		6,280,000	6,751,000
9.25% 3/31/22 (b)		8,115,000	8,672,906
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		3,870,000	3,957,075
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	14,462,403
El Paso Corp. 6.5% 9/15/20		16,140,000	17,101,438
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	9,076,914
Enable Midstream Partners LP:
2.4% 5/15/19 (c)		4,028,000	4,009,397
3.9% 5/15/24 (c)		4,249,000	4,107,340
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	13,469,910
4.375% 10/15/20		11,319,000	11,480,786
Enbridge, Inc.:
4.25% 12/1/26		7,730,000	7,763,996
5.5% 12/1/46		8,922,000	10,005,249
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		860,000	857,850
5.75% 1/30/28 (b)		865,000	862,838
Energy Transfer Partners LP:
4.2% 9/15/23		5,781,000	5,848,508
4.95% 6/15/28		19,725,000	20,123,053
5.8% 6/15/38		10,998,000	11,369,726
6% 6/15/48		7,162,000	7,601,047
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,958,207
3.75% 2/15/25		9,982,000	10,014,658
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		935,000	956,038
8% 11/29/24 (b)		10,480,000	10,506,200
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (b)		3,980,000	3,726,275
Frontera Energy Corp. 9.7% 6/25/23 (b)		1,610,000	1,674,400
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,000,000	2,055,752
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		5,165,000	5,126,263
7% 6/15/23		9,970,000	10,019,850
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		650,000	625,625
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		10,144,000	10,220,080
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		7,510,000	7,256,538
5.75% 10/1/25 (b)		2,135,000	2,118,988
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		4,810,000	4,641,650
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		2,780,000	2,775,185
KazMunaiGaz Finance Sub BV:
4.75% 4/24/25 (b)		845,000	852,183
6.375% 10/24/48 (b)		470,000	488,800
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		11,339,000	11,360,204
5.5% 3/1/44		42,953,000	43,867,709
6.55% 9/15/40		1,889,000	2,130,698
Kinder Morgan, Inc.:
5% 2/15/21 (b)		10,606,000	10,983,613
5.05% 2/15/46		4,854,000	4,763,813
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		2,520,000	2,557,800
7.875% 8/1/21 (b)		5,360,000	5,440,400
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		4,745,000	4,756,863
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	10,580,623
MPLX LP:
4.5% 7/15/23		9,887,000	10,165,086
4.875% 12/1/24		13,392,000	13,904,233
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,157,648
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		7,155,000	6,833,025
Pan American Energy LLC 7.875% 5/7/21 (b)		3,343,000	3,296,532
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		715,000	709,638
5.375% 1/15/25 (b)		5,800,000	5,842,920
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		7,445,000	7,603,206
Pemex Project Funding Master Trust 6.625% 6/15/35		6,205,000	6,003,338
Petrobras Energia SA 7.375% 7/21/23 (b)		1,715,000	1,492,908
Petrobras Global Finance BV:
4.375% 5/20/23		20,096,000	18,870,144
4.75% 1/14/25	EUR	2,960,000	3,522,495
5.75% 2/1/29		40,170,000	34,947,900
5.999% 1/27/28 (b)		59,620,000	53,771,278
6.125% 1/17/22		3,060,000	3,124,260
6.25% 3/17/24		22,380,000	21,901,963
7.25% 3/17/44		45,050,000	41,265,800
7.375% 1/17/27		41,110,000	40,768,787
8.75% 5/23/26		62,405,000	66,629,819
Petrobras International Finance Co. Ltd.:
5.875% 3/7/22	EUR	200,000	257,396
6.875% 1/20/40		330,000	296,621
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		975,000	199,875
6% 5/16/24 (b)(e)		1,205,000	228,950
6% 11/15/26 (b)(e)		2,810,000	505,800
12.75% 2/17/22 (b)(e)		270,000	60,075
Petroleos Mexicanos:
3.5% 1/30/23		11,169,000	10,525,107
3.625% 11/24/25 (Reg. S)	EUR	1,500,000	1,733,290
3.75% 2/21/24 (Reg. S)	EUR	7,960,000	9,474,615
4.5% 1/23/26		46,043,000	42,589,775
4.625% 9/21/23		79,635,000	78,265,278
4.875% 1/24/22		11,642,000	11,708,942
4.875% 1/18/24		13,427,000	13,158,460
5.5% 1/21/21		11,789,000	12,119,092
5.5% 6/27/44		10,807,000	8,934,147
5.625% 1/23/46		35,710,000	29,421,469
6% 3/5/20		3,910,000	4,041,963
6.35% 2/12/48 (b)		87,325,000	77,500,938
6.375% 1/23/45		30,707,000	27,509,480
6.5% 3/13/27		91,887,000	93,026,399
6.5% 6/2/41		31,057,000	28,437,342
6.625% (b)(f)		2,275,000	2,154,857
6.75% 9/21/47		52,566,000	48,659,295
6.875% 8/4/26		41,150,000	42,590,250
8% 5/3/19		7,261,000	7,458,862
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (Reg. S)		1,215,000	1,154,250
Phillips 66 Co. 4.3% 4/1/22		12,618,000	12,986,000
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,301,438
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		5,217,000	5,168,342
PT Pertamina Persero 6.5% 5/27/41 (b)		510,000	557,935
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23		7,715,000	7,464,263
SemGroup Corp.:
6.375% 3/15/25		1,995,000	1,950,113
7.25% 3/15/26		3,424,000	3,406,880
Southwestern Energy Co.:
4.1% 3/15/22		3,230,000	3,149,250
6.2% 1/23/25 (c)		34,312,000	34,354,890
7.75% 10/1/27		3,760,000	3,976,200
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		43,401,000	42,437,258
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		2,990,000	2,900,300
5% 1/15/28 (b)		5,175,000	5,026,219
5.125% 2/1/25		9,935,000	9,984,675
5.25% 5/1/23		685,000	693,563
5.875% 4/15/26 (b)		5,815,000	5,960,375
6.75% 3/15/24		4,420,000	4,641,000
The Williams Companies, Inc.:
4.55% 6/24/24		34,001,000	34,702,781
5.75% 6/24/44		19,187,000	20,626,025
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		4,070,000	3,565,320
Tullow Oil PLC 7% 3/1/25 (b)		805,000	780,528
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	4,881,175
4.75% 8/15/28		5,809,000	5,780,461
5.375% 6/1/21		44,065,000	45,662,632
Williams Partners LP:
3.6% 3/15/22		10,817,000	10,792,131
3.9% 1/15/25		26,667,000	26,380,607
4% 11/15/21		6,716,000	6,802,342
4% 9/15/25		3,000,000	2,963,640
4.125% 11/15/20		2,399,000	2,429,776
4.3% 3/4/24		40,932,000	41,419,161
4.5% 11/15/23		7,325,000	7,496,561
YPF SA:
8.5% 3/23/21 (b)		1,035,000	996,705
8.5% 3/23/21 (Reg. S)		3,705,000	3,567,915
8.75% 4/4/24 (b)		9,040,000	8,384,690
			1,951,932,340
TOTAL ENERGY			2,105,147,146
FINANCIALS - 10.2%
Banks - 4.2%
ABN AMRO Bank NV:
2.875% 1/18/28 (Reg. S) (c)	EUR	2,000,000	2,459,945
4.4% 3/27/28 (Reg. S) (c)		800,000	790,218
Access Bank PLC:
9.25% 6/24/21 (b)(c)		1,935,000	1,937,419
10.5% 10/19/21 (b)		535,000	561,483
AIB Group PLC 2.25% 7/3/25 (Reg. S)	EUR	2,350,000	2,728,284
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		945,000	593,948
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	4,095,000	5,032,669
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	2,505,000	2,314,512
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	717,600
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,455,000	1,469,550
Banco Do Brasil SA:
4.625% 1/15/25 (b)		2,775,000	2,518,590
4.875% 4/19/23 (b)		805,000	764,162
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (e)	EUR	1,300,000	445,148
Banco Hipotecario SA 9.75% 11/30/20 (b)		5,160,000	4,974,240
Banco Macro SA 6.75% 11/4/26 (b)(c)		3,845,000	3,076,038
Bank Ireland Group PLC 1.375% 8/29/23 (Reg. S)	EUR	3,025,000	3,490,552
Bank of America Corp.:
3.004% 12/20/23 (c)		14,176,000	13,800,395
3.3% 1/11/23		901,000	894,015
3.419% 12/20/28 (c)		23,300,000	21,955,759
3.5% 4/19/26		20,559,000	20,013,913
3.705% 4/24/28 (c)		32,549,000	31,468,557
3.864% 7/23/24 (c)		68,167,000	68,480,088
3.95% 4/21/25		17,156,000	16,879,331
4.1% 7/24/23		11,481,000	11,767,591
4.2% 8/26/24		40,532,000	40,722,804
4.25% 10/22/26		14,724,000	14,617,986
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,185,000	1,035,394
Barclays PLC:
2.75% 11/8/19		12,249,000	12,183,848
3.25% 1/12/21		21,116,000	20,873,546
4.375% 1/12/26		25,086,000	24,502,500
BBVA Bancomer SA:
7.25% 4/22/20 (b)		1,475,000	1,537,688
7.25% 4/22/20 (Reg. S)		2,376,000	2,476,980
Biz Finance PLC 9.625% 4/27/22 (b)		1,815,000	1,837,844
BTA Bank JSC 5.5% 12/21/22 (b)		650,000	649,298
CaixaBank SA:
2.75% 7/14/28 (Reg. S) (c)	EUR	1,400,000	1,648,733
5% 11/14/23 (Reg. S) (c)	EUR	2,700,000	3,161,322
CBOM Finance PLC:
5.55% 2/14/23 (b)		625,000	567,950
7.5% 10/5/27 (b)(c)		667,000	532,701
Citigroup, Inc.:
2.4% 2/18/20		35,902,000	35,570,773
2.75% 4/25/22		25,000,000	24,363,234
3.142% 1/24/23 (c)		22,807,000	22,478,951
4.05% 7/30/22		5,303,000	5,360,514
4.3% 11/20/26		12,239,000	12,068,173
4.4% 6/10/25		44,838,000	44,927,868
4.45% 9/29/27		10,000,000	9,905,961
5.125% 12/12/18	GBP	1,875,000	2,455,872
5.5% 9/13/25		25,226,000	26,869,516
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,406,839
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,016,192
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,302,828
3.75% 3/26/25		19,450,000	18,883,429
3.8% 9/15/22		30,700,000	30,708,967
3.8% 6/9/23		36,648,000	36,419,632
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	1,184,000	1,505,970
Discover Bank:
4.2% 8/8/23		17,852,000	18,011,767
7% 4/15/20		2,030,000	2,134,156
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		735,000	696,623
Fidelity Bank PLC 10.5% 10/16/22 (b)		1,435,000	1,452,938
Fifth Third Bancorp 8.25% 3/1/38		4,667,000	6,437,792
HSBC Holdings PLC:
2.256% 11/13/26 (Reg. S) (c)	GBP	3,695,000	4,607,946
4.25% 3/14/24		6,192,000	6,209,949
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,071,953
Intesa Sanpaolo SpA:
2.125% 8/30/23 (Reg. S)	EUR	4,885,000	5,648,167
5.017% 6/26/24 (b)		6,426,000	5,814,598
5.71% 1/15/26 (b)		42,456,000	38,521,819
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		2,025,000	1,966,073
5.5% 8/6/22 (b)		1,155,000	1,143,658
6.2% 12/21/21 (Reg. S)		980,000	1,005,735
JPMorgan Chase & Co.:
2.35% 1/28/19		6,857,000	6,854,590
2.95% 10/1/26		18,480,000	17,293,567
3.25% 9/23/22		18,423,000	18,317,866
3.797% 7/23/24 (c)		69,475,000	69,709,453
3.875% 9/10/24		35,791,000	35,558,105
4.125% 12/15/26		32,416,000	32,361,846
4.25% 10/15/20		6,995,000	7,149,026
4.35% 8/15/21		20,267,000	20,872,804
4.5% 1/24/22		22,046,000	22,849,311
4.625% 5/10/21		6,879,000	7,121,622
JSC BGEO Group 6% 7/26/23 (b)		2,360,000	2,320,446
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	4,707,000	5,822,929
PSB Finance SA 5.25% 10/19/19		1,000,000	892,500
Rabobank Nederland 4.375% 8/4/25		25,937,000	25,854,521
Regions Bank 6.45% 6/26/37		24,618,000	29,195,347
Regions Financial Corp. 3.2% 2/8/21		11,916,000	11,869,557
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		50,452,000	51,140,127
5.125% 5/28/24		64,006,000	64,201,491
6% 12/19/23		46,030,000	47,995,141
6.1% 6/10/23		31,961,000	33,381,239
6.125% 12/15/22		42,557,000	44,636,388
SB Capital SA 5.5% 2/26/24 (b)(c)		1,160,000	1,147,820
The Toronto-Dominion Bank 2.447% 4/2/19 (Reg. S)	CAD	12,631,000	9,697,995
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		2,505,000	2,650,403
Turkiye Garanti Bankasi A/S:
3.375% 7/8/19 (Reg. S)	EUR	1,921,000	2,076,489
6.125% 5/24/27 (b)(c)		1,060,000	695,108
6.25% 4/20/21 (b)		775,000	689,164
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (b)		410,000	311,092
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		1,415,000	1,010,310
Turkiye Vakiflar Bankasi TAO:
5% 10/31/18		535,000	519,956
5.75% 1/30/23 (b)		2,625,000	1,884,729
6.875% 2/3/25 (Reg. S) (c)		2,665,000	1,551,702
Volkswagen Bank GmbH 1.25% 6/10/24 (Reg. S)	EUR	4,500,000	5,170,755
Zenith Bank PLC:
6.25% 4/22/19 (b)		6,135,000	6,155,246
7.375% 5/30/22 (b)		4,095,000	4,124,238
			1,348,533,377
Capital Markets - 3.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		21,008,000	20,447,833
4.25% 2/15/24		14,661,000	14,924,253
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	4,090,000	4,784,446
2.2% 7/24/25 (Reg. S)	EUR	7,450,000	8,568,073
Credit Suisse Group AG:
3.869% 1/12/29 (b)(c)		18,512,000	17,670,255
4.207% 6/12/24 (b)(c)		28,350,000	28,466,913
6.5% 8/8/23 (Reg. S)		8,005,000	8,558,546
Deutsche Bank AG:
4.5% 4/1/25		80,571,000	75,348,995
5% 6/24/20	EUR	1,400,000	1,719,626
Deutsche Bank AG New York Branch:
3.15% 1/22/21		28,709,000	28,055,029
3.3% 11/16/22		47,595,000	45,232,462
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)		100,974,000	98,742,703
3.2% 2/23/23		17,000,000	16,698,209
3.691% 6/5/28 (c)		200,926,000	191,634,173
3.75% 5/22/25		20,000,000	19,688,208
4.25% 10/21/25		7,880,000	7,836,883
6.75% 10/1/37		10,950,000	13,214,161
IntercontinentalExchange, Inc. 2.75% 12/1/20		6,489,000	6,435,493
Lazard Group LLC 4.25% 11/14/20		10,151,000	10,336,005
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	1,225,000	1,755,401
Moody's Corp.:
3.25% 1/15/28		11,520,000	10,926,823
4.875% 2/15/24		10,818,000	11,366,849
Morgan Stanley:
3.125% 1/23/23		13,000,000	12,775,645
3.125% 7/27/26		108,849,000	101,688,304
3.7% 10/23/24		37,479,000	37,153,743
3.737% 4/24/24 (c)		125,000,000	124,509,565
3.95% 4/23/27		3,150,000	3,034,301
4.875% 11/1/22		26,240,000	27,333,504
5% 11/24/25		3,189,000	3,315,057
5.5% 1/26/20		88,000,000	90,920,052
5.625% 9/23/19		12,714,000	13,069,869
5.75% 1/25/21		19,879,000	20,986,746
MSCI, Inc.:
4.75% 8/1/26 (b)		4,145,000	4,113,913
5.25% 11/15/24 (b)		4,420,000	4,541,550
Thomson Reuters Corp. 3.85% 9/29/24		11,394,000	11,258,237
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	7,170,000	9,050,803
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	18,951,616
			1,125,114,244
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22		7,478,000	7,361,904
4.125% 7/3/23		20,431,000	20,389,244
Ally Financial, Inc.:
4.625% 3/30/25		3,340,000	3,335,825
5.75% 11/20/25		23,995,000	24,864,819
8% 11/1/31		7,115,000	8,698,088
Capital One Financial Corp. 3.8% 1/31/28		22,294,000	21,215,759
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		1,465,000	1,481,496
Discover Financial Services:
3.85% 11/21/22		34,849,000	34,720,073
3.95% 11/6/24		14,738,000	14,444,305
4.1% 2/9/27		24,223,000	23,468,930
5.2% 4/27/22		12,545,000	13,041,767
Ford Motor Credit Co. LLC:
2.597% 11/4/19		52,209,000	51,708,838
2.875% 10/1/18		13,000,000	13,003,923
Navient Corp. 6.5% 6/15/22		2,955,000	3,020,010
SLM Corp.:
5.5% 1/15/19		725,000	730,655
5.5% 1/25/23		2,640,000	2,610,274
7.25% 1/25/22		2,945,000	3,114,338
Synchrony Financial:
3% 8/15/19		4,907,000	4,898,648
3.75% 8/15/21		7,409,000	7,392,665
3.95% 12/1/27		26,498,000	24,143,837
4.25% 8/15/24		7,458,000	7,230,795
			290,876,193
Diversified Financial Services - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		6,000,000	5,615,754
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (b)		5,103,000	5,086,406
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	24,540,675
3.85% 2/1/25		14,325,000	13,916,584
3.875% 8/15/22		21,027,000	20,991,401
4.125% 6/15/26		8,647,000	8,444,815
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		2,585,000	2,177,863
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,915,000	2,120,663
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		12,155,000	11,623,219
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		570,000	568,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		24,766,000	25,188,013
6% 8/1/20		2,810,000	2,858,332
6.25% 2/1/22		7,435,000	7,638,719
6.375% 12/15/25		7,050,000	7,138,125
6.75% 2/1/24		2,000,000	2,065,000
Proven Honour Capital Ltd.:
4.125% 5/19/25 (Reg. S)		400,000	380,882
4.125% 5/6/26 (Reg. S)		2,870,000	2,712,572
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		2,495,000	2,524,082
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		2,080,000	1,944,800
6.875% 2/15/23 (b)		705,000	680,325
Sistema International Funding SA 6.95% 5/17/19 (b)		3,775,000	3,764,619
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	6,881,325
Sparc Em Spc 0% 12/5/22 (b)		205,000	186,038
Tempo Acquisition LLC 6.75% 6/1/25 (b)		5,020,000	4,881,950
TMK Capital SA 6.75% 4/3/20 (Reg. S)		810,000	806,232
Voya Financial, Inc. 3.125% 7/15/24		13,804,000	13,130,022
			177,866,991
Insurance - 1.0%
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,555,042
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,436,254
3.3% 3/1/21		9,614,000	9,609,136
3.875% 1/15/35		19,041,000	17,272,042
4.875% 6/1/22		18,193,000	19,062,363
AmWINS Group, Inc. 7.75% 7/1/26 (b)		6,130,000	6,459,488
Aon Corp. 5% 9/30/20		3,854,000	3,981,713
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		5,320,000	5,439,700
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (c)		2,450,000	2,446,996
5.75% 8/15/50 (Reg. S) (c)		1,850,000	1,877,750
Hartford Financial Services Group, Inc. 5.125% 4/15/22		14,787,000	15,598,289
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,082,515
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,344,588
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	29,389,740
MetLife, Inc.:
3.048% 12/15/22 (c)		12,433,000	12,286,863
4.75% 2/8/21		3,109,000	3,215,888
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,759,489
Pacific LifeCorp 5.125% 1/30/43 (b)		33,774,000	36,242,029
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	17,666,920
Prudential Financial, Inc. 7.375% 6/15/19		3,230,000	3,344,103
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	19,469,717
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,167,851
4.125% 11/1/24 (b)		6,048,000	6,023,635
Unum Group:
3.875% 11/5/25		21,587,000	21,045,526
4% 3/15/24		20,000,000	19,925,703
5.625% 9/15/20		8,386,000	8,725,635
5.75% 8/15/42		25,545,000	27,246,066
			327,675,041
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		1,925,000	1,828,750
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		2,950,000	3,160,335
Quicken Loans, Inc. 5.25% 1/15/28 (b)		4,045,000	3,706,231
			6,866,566
TOTAL FINANCIALS			3,278,761,162
HEALTH CARE - 2.3%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22		24,855,000	24,246,276
4.5% 5/14/35		23,238,000	22,694,471
			46,940,747
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19		3,954,000	3,933,795
3.7% 6/6/27		16,405,000	15,708,737
Hologic, Inc.:
4.375% 10/15/25 (b)		3,735,000	3,594,938
4.625% 2/1/28 (b)		695,000	651,563
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		6,570,000	6,446,813
Teleflex, Inc.:
4.625% 11/15/27		2,385,000	2,269,995
4.875% 6/1/26		6,975,000	6,870,375
			39,476,216
Health Care Providers & Services - 1.3%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,944,917
Community Health Systems, Inc.:
5.125% 8/1/21		5,055,000	4,878,075
6.25% 3/31/23		18,555,000	17,627,250
6.875% 2/1/22		6,714,000	3,424,140
8.125% 6/30/24 (b)		750,000	616,875
8.625% 1/15/24 (b)		1,605,000	1,673,213
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,097,621
3.7% 3/9/23		9,000,000	8,975,523
4% 12/5/23		8,525,000	8,586,757
4.1% 3/25/25		56,115,000	56,178,834
4.3% 3/25/28		65,164,000	64,672,744
4.78% 3/25/38		29,009,000	28,857,898
5.05% 3/25/48		42,651,000	43,224,390
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)		5,051,000	5,065,628
4.272% 8/28/23 (b)		15,943,000	16,009,791
4.9% 8/28/28 (b)		6,716,000	6,767,123
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	18,787,527
4.25% 10/15/19		7,590,000	7,674,704
4.5% 2/15/27		5,270,000	5,217,300
4.75% 5/1/23		595,000	604,669
5% 3/15/24		6,375,000	6,518,438
5.25% 6/15/26		11,470,000	11,814,100
5.875% 3/15/22		715,000	759,688
5.875% 2/15/26		3,820,000	3,948,925
6.5% 2/15/20		30,303,000	31,454,514
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,586,849
Rede D Oregon Finance Sarl 4.95% 1/17/28 (b)		525,000	459,375
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	506,250
5.5% 2/1/21		1,555,000	1,585,128
Tenet Healthcare Corp.:
4.375% 10/1/21		3,825,000	3,815,438
4.625% 7/15/24		5,540,000	5,426,596
5.125% 5/1/25		4,400,000	4,372,500
6.75% 6/15/23		3,555,000	3,555,000
7.5% 1/1/22 (b)		775,000	811,572
8.125% 4/1/22		14,255,000	15,056,844
Wellcare Health Plans, Inc.:
5.25% 4/1/25		3,335,000	3,410,038
5.375% 8/15/26 (b)		1,325,000	1,364,750
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,381,727
			424,712,711
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24		3,010,000	3,079,633
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,739,419
3.45% 3/15/22		48,347,000	47,975,188
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		4,950,000	4,960,347
Catalent Pharma Solutions 4.875% 1/15/26 (b)		5,125,000	4,887,969
Mylan NV:
2.25% 11/22/24 (Reg. S)	EUR	1,840,000	2,173,731
2.5% 6/7/19		9,025,000	8,982,819
3.15% 6/15/21		21,235,000	20,919,972
3.95% 6/15/26		11,126,000	10,551,382
4.55% 4/15/28 (b)		21,201,000	20,726,773
Perrigo Finance PLC 3.5% 12/15/21		1,541,000	1,526,700
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		1,050,000	970,427
3.65% 11/10/21		1,500,000	1,455,438
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		2,215,000	2,149,197
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		905,000	883,677
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	1,651,000	1,878,072
2.2% 7/21/21		14,999,000	14,024,598
2.8% 7/21/23		25,447,000	22,517,162
4.5% 3/1/25	EUR	1,550,000	1,899,077
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		3,645,000	3,635,888
5.625% 12/1/21 (b)		8,980,000	8,890,200
5.875% 5/15/23 (b)		9,270,000	8,862,120
6.5% 3/15/22 (b)		2,500,000	2,587,500
7% 3/15/24 (b)		4,905,000	5,174,775
9% 12/15/25 (b)		970,000	1,025,775
Zoetis, Inc.:
3.25% 2/1/23		4,892,000	4,830,711
3.45% 11/13/20		5,179,000	5,206,142
			222,435,059
TOTAL HEALTH CARE			736,644,366
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,097,773
6.375% 6/1/19 (b)		8,071,000	8,271,317
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		9,935,000	9,959,838
Bombardier, Inc.:
6.125% 1/15/23 (b)		13,130,000	13,228,475
7.5% 12/1/24 (b)		10,695,000	11,256,488
7.5% 3/15/25 (b)		3,005,000	3,102,663
BWX Technologies, Inc. 5.375% 7/15/26 (b)		6,330,000	6,393,300
DAE Funding LLC 4% 8/1/20 (b)		250,000	248,125
TransDigm, Inc.:
5.5% 10/15/20		3,580,000	3,588,950
6% 7/15/22		4,010,000	4,050,100
6.375% 6/15/26		965,000	975,253
6.5% 5/15/25		8,300,000	8,445,250
			78,617,532
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		1,375,000	1,416,250
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		4,110,000	4,109,384
			5,525,634
Airlines - 0.0%
Azul Investments LLP 5.875% 10/26/24 (b)		1,205,000	1,032,685
U.S. Airways pass-thru trust certificates 8.36% 1/20/19		37,788	37,788
			1,070,473
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
6.375% 12/1/19		5,657,000	5,747,173
7.625% 9/1/23		3,840,000	3,460,800
8.75% 12/1/20		10,732,000	10,732,000
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		4,845,000	4,978,238
Cenveo Corp. 6% 8/1/19 (b)(e)		270,000	72,900
G4S International Finance PLC 1.875% 5/24/25 (Reg. S)	EUR	2,000,000	2,340,550
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		6,120,000	6,104,700
Multi-Color Corp. 4.875% 11/1/25 (b)		4,685,000	4,368,763
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		4,170,000	3,398,550
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	2,400,000	2,803,735
Tervita Escrow Corp. 7.625% 12/1/21 (b)		915,000	948,169
			44,955,578
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		7,035,000	6,911,888
AECOM Technology Corp. 5.875% 10/15/24		7,380,000	7,877,338
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,140,000	1,181,325
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		2,575,000	952,750
7.125% 6/26/42 (b)		3,855,000	1,503,450
			18,426,751
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		4,285,000	4,274,288
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,568,000	1,928,368
			6,202,656
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	457,880
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (b)		600,000	555,900
			1,013,780
Machinery - 0.0%
U.S.A. Compression Partners LP 6.875% 4/1/26 (b)		5,784,000	5,957,520
Xerium Technologies, Inc. 9.5% 8/15/21		2,500,000	2,628,125
			8,585,645
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		12,785,000	10,995,100
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		1,520,000	1,261,600
11.25% 8/15/22 (b)		3,190,000	3,030,500
			15,287,200
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (b)		3,560,000	3,609,840
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	3,101,000	3,715,641
JSC Georgian Railway 7.75% 7/11/22 (b)		1,368,000	1,437,768
			5,153,409
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.625% 9/4/18		16,438,000	16,438,000
3% 9/15/23		3,204,000	3,054,813
3.375% 6/1/21		10,493,000	10,430,881
3.75% 2/1/22		26,396,000	26,471,889
3.875% 4/1/21		11,610,000	11,687,388
4.25% 9/15/24		12,030,000	12,060,316
4.75% 3/1/20		11,796,000	12,030,937
Aircastle Ltd. 4.125% 5/1/24		1,980,000	1,965,942
Avantor, Inc. 6% 10/1/24 (b)		2,925,000	2,968,875
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	3,210,000	3,686,512
FLY Leasing Ltd.:
5.25% 10/15/24		5,780,000	5,519,900
6.375% 10/15/21		6,000,000	6,202,500
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	693,000	926,708
4.5% 9/7/23 (Reg. S)	GBP	1,375,000	1,823,505
			115,268,166
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		2,360,000	2,110,855
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,800,000	5,261,774
			7,372,629
TOTAL INDUSTRIALS			311,089,293
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		6,990,000	7,095,549
8.625% 5/6/19 (Reg. S)		500,000	507,550
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		1,890,000	1,822,361
			9,425,460
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	798,630
4.42% 6/15/21 (b)		2,400,000	2,440,733
TTM Technologies, Inc. 5.625% 10/1/25 (b)		3,800,000	3,781,000
Tyco Electronics Group SA 2.375% 12/17/18		2,244,000	2,242,747
			9,263,110
IT Services - 0.0%
Gartner, Inc. 5.125% 4/1/25 (b)		1,335,000	1,351,688
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	3,000,000	3,476,330
			4,828,018
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 5.5% 2/1/25		7,135,000	7,384,012
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (b)		6,305,000	6,249,831
4.125% 6/1/21 (b)		5,555,000	5,561,944
Qorvo, Inc. 5.5% 7/15/26 (b)		4,260,000	4,281,300
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,180,031
			26,657,118
Software - 0.1%
CDK Global, Inc.:
4.875% 6/1/27		1,820,000	1,788,150
5.875% 6/15/26		3,795,000	3,896,099
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		1,760,000	1,834,800
Fair Isaac Corp. 5.25% 5/15/26 (b)		9,095,000	9,163,213
Nuance Communications, Inc.:
5.375% 8/15/20 (b)		1,939,000	1,939,000
5.625% 12/15/26		4,180,000	4,164,325
Open Text Corp. 5.875% 6/1/26 (b)		11,080,000	11,440,100
Symantec Corp. 5% 4/15/25 (b)		6,450,000	6,392,755
			40,618,442
TOTAL INFORMATION TECHNOLOGY			90,792,148
MATERIALS - 0.9%
Chemicals - 0.3%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,210,000	1,222,112
5.75% 4/15/21 (b)		830,000	850,758
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (b)		5,185,000	5,347,031
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		7,820,000	7,644,050
5.25% 6/1/27 (b)		1,465,000	1,391,750
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		4,750,000	4,417,500
OCI NV 6.625% 4/15/23 (b)		10,725,000	11,100,375
OCP SA 5.625% 4/25/24 (b)		890,000	914,475
Olin Corp.:
5% 2/1/30		1,670,000	1,594,850
5.125% 9/15/27		5,750,000	5,692,500
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		2,705,000	2,296,870
Platform Specialty Products Corp. 5.875% 12/1/25 (b)		8,655,000	8,590,088
The Chemours Co. LLC 5.375% 5/15/27		5,305,000	5,212,163
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,106,626
4.25% 11/15/20		3,653,000	3,731,340
TPC Group, Inc. 8.75% 12/15/20 (b)		13,345,000	13,345,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		4,650,000	4,562,813
Tronox Finance PLC 5.75% 10/1/25 (b)		925,000	890,313
Tronox, Inc. 6.5% 4/15/26 (b)		6,755,000	6,619,900
Valvoline, Inc. 4.375% 8/15/25		3,845,000	3,671,975
			100,202,489
Construction Materials - 0.0%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	2,450,000	3,007,813
6% 4/1/24 (b)		925,000	946,978
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	2,250,000	2,706,727
7.75% 4/16/26 (b)		1,850,000	2,011,875
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		1,960,000	2,006,570
			10,679,963
Containers & Packaging - 0.1%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (b)(c)		6,305,537	6,289,773
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (b)		3,145,000	3,101,756
4.625% 5/15/23 (b)		6,305,000	6,249,831
6% 2/15/25 (b)		11,455,000	11,197,263
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (b)		3,660,000	3,513,600
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		5,350,000	4,908,625
OI European Group BV 4% 3/15/23 (b)		5,400,000	5,123,250
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		3,930,000	3,880,875
Silgan Holdings, Inc. 4.75% 3/15/25		2,945,000	2,819,838
			47,084,811
Metals & Mining - 0.5%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	7,370,514
6.75% 10/19/75 (b)(c)		17,432,000	19,131,620
Commercial Metals Co. 5.375% 7/15/27		8,490,000	7,895,700
Constellium NV 5.875% 2/15/26 (b)		2,975,000	2,915,500
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		8,277,000	7,879,704
4.5% 8/1/47 (b)		6,545,000	6,361,805
CSN Islands XI Corp. 6.875% 9/21/19 (b)		4,515,000	4,436,033
CSN Resources SA 6.5% 7/21/20 (b)		3,115,000	2,873,619
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		1,135,000	1,200,830
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		872,500	894,313
10.375% 4/7/19 (b)		183,500	188,088
10.375% 4/7/19 (Reg. S)		1,157,500	1,186,438
10.375% 4/7/19 (Reg. S)		592,500	607,313
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		3,455,000	3,247,700
6.875% 3/1/26 (b)		3,525,000	3,282,656
7.25% 5/15/22 (b)		2,220,000	2,171,438
7.25% 4/1/23 (b)		13,455,000	13,152,263
7.5% 4/1/25 (b)		3,325,000	3,200,313
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		4,230,000	4,150,899
5.125% 3/15/23 (b)		2,150,000	2,101,625
5.125% 5/15/24 (b)		3,895,000	3,768,413
Freeport-McMoRan, Inc.:
3.55% 3/1/22		10,100,000	9,746,500
3.875% 3/15/23		3,080,000	2,964,500
4.55% 11/14/24		9,320,000	8,970,500
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		2,030,000	2,021,880
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		850,000	854,250
Metinvest BV 7.75% 4/23/23 (b)		8,020,000	7,559,492
Polyus Finance PLC 5.25% 2/7/23 (b)		3,850,000	3,634,400
POSCO 4% 8/1/23 (b)		965,000	969,696
Stillwater Mining Co.:
6.125% 6/27/22 (b)		4,695,000	4,403,441
7.125% 6/27/25 (b)		970,000	898,414
Vedanta Resources PLC:
6.375% 7/30/22 (b)		2,700,000	2,581,875
8.25% 6/7/21 (b)		2,725,000	2,799,938
VM Holding SA 5.375% 5/4/27 (b)		400,000	380,504
			145,802,174
TOTAL MATERIALS			303,769,437
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,862,872
4.6% 4/1/22		4,896,000	5,052,057
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	5,000,000	5,543,191
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,471,819
American Homes 4 Rent 4.25% 2/15/28		1,025,000	992,630
AvalonBay Communities, Inc. 3.625% 10/1/20		5,005,000	5,040,272
Boston Properties, Inc. 3.85% 2/1/23		5,829,000	5,885,011
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,464,266
4.25% 1/15/24		9,191,000	9,376,993
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,191,555
Corporate Office Properties LP 5% 7/1/25		12,377,000	12,708,273
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		4,820,000	4,699,500
DDR Corp.:
3.625% 2/1/25		8,557,000	8,191,419
4.25% 2/1/26		22,796,000	22,500,606
4.625% 7/15/22		20,268,000	20,837,191
4.7% 6/1/27		840,000	850,874
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,256,312
3.75% 12/1/24		5,408,000	5,360,100
3.875% 10/15/22		17,388,000	17,627,663
Equinix, Inc. 5.375% 4/1/23		1,905,000	1,945,481
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,077,988
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,748,787
4.75% 7/15/20		7,700,000	7,891,163
Inmobiliaria Colonial SA 2% 4/17/26 (Reg. S)	EUR	1,600,000	1,822,873
iStar Financial, Inc. 6% 4/1/22		775,000	781,781
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,560,634
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		2,235,000	2,190,300
5.25% 8/1/26		4,930,000	4,930,000
6.375% 3/1/24		2,250,000	2,372,175
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	42,073,663
4.5% 1/15/25		10,686,000	10,578,099
4.5% 4/1/27		50,980,000	49,479,952
4.75% 1/15/28		29,482,000	29,023,876
4.95% 4/1/24		17,495,000	17,880,453
5.25% 1/15/26		29,233,000	29,886,643
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,200,943
5% 12/15/23		2,030,000	2,041,565
Senior Housing Properties Trust 6.75% 4/15/20		250,000	257,791
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,311,956
3.5% 2/1/25		5,961,000	5,749,904
3.75% 5/1/24		25,000,000	24,757,325
4% 3/1/28		10,982,000	10,748,245
4.125% 1/15/26		5,557,000	5,519,196
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,698,510
WP Carey, Inc. 4% 2/1/25		34,017,000	33,422,793
			471,864,700
Real Estate Management & Development - 1.0%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	2,500,000	2,877,935
Brandywine Operating Partnership LP:
3.95% 2/15/23		29,103,000	29,031,362
3.95% 11/15/27		22,649,000	21,667,571
4.1% 10/1/24		15,881,000	15,728,678
4.55% 10/1/29		17,155,000	16,926,718
Carmila SA 2.125% 3/7/28 (Reg. S)	EUR	2,500,000	2,862,613
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	5,948,039
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	17,738,733
3.625% 10/1/22		9,206,000	9,196,991
3.95% 7/1/22		11,840,000	11,979,776
4.75% 10/1/25		30,612,000	31,704,329
5.25% 3/15/21		5,708,000	5,930,987
Essex Portfolio LP 3.875% 5/1/24		8,802,000	8,781,488
Greystar Real Estate Partners 5.75% 12/1/25 (b)		720,000	703,800
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	153,868
Howard Hughes Corp. 5.375% 3/15/25 (b)		10,480,000	10,349,000
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,163
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		2,665,000	2,525,114
Kennedy-Wilson, Inc. 5.875% 4/1/24		810,000	802,913
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,042,287
4.125% 6/15/22		14,880,000	15,185,792
4.4% 2/15/24		13,017,000	13,283,502
4.75% 10/1/20		11,282,000	11,559,617
Mack-Cali Realty LP:
3.15% 5/15/23		14,735,000	13,041,538
4.5% 4/18/22		17,365,000	16,950,773
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,540,335
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	236,175
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	1,363,000	1,579,432
Shimao Property Holdings Ltd. 4.75% 7/3/22		2,660,000	2,547,636
Tanger Properties LP:
3.125% 9/1/26		11,019,000	10,001,616
3.75% 12/1/24		21,455,000	20,771,410
3.875% 12/1/23		4,812,000	4,720,613
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	1,500,000	1,725,380
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		300,000	306,378
Vesteda Finance BV 2% 7/10/26 (Reg. S)	EUR	3,250,000	3,780,533
			321,188,095
TOTAL REAL ESTATE			793,052,795
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
Altice Financing SA:
6.625% 2/15/23 (b)		2,780,000	2,797,347
7.5% 5/15/26 (b)		3,905,000	3,729,275
Altice Finco SA 7.625% 2/15/25 (b)		5,335,000	4,694,800
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,144,314
3% 6/30/22		12,546,000	12,254,693
3.4% 5/15/25		39,520,000	37,547,980
3.6% 2/17/23		42,108,000	41,898,413
4.45% 4/1/24		2,355,000	2,411,668
5.875% 10/1/19		5,944,000	6,126,975
6.3% 1/15/38		16,665,000	18,345,693
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		1,650,000	1,602,579
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	48,103
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		620,000	615,350
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		1,415,000	1,413,231
Frontier Communications Corp.:
10.5% 9/15/22		3,770,000	3,317,600
11% 9/15/25		6,400,000	4,896,000
GTH Finance BV:
6.25% 4/26/20 (b)		765,000	774,471
7.25% 4/26/23 (b)		4,685,000	4,864,717
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	4,800,000	5,490,700
Level 3 Communications, Inc. 5.75% 12/1/22		4,815,000	4,851,113
Level 3 Financing, Inc.:
5.375% 1/15/24		6,773,000	6,773,000
5.375% 5/1/25		2,760,000	2,725,500
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		845,000	841,536
Qwest Corp. 6.75% 12/1/21		2,590,000	2,774,654
Sable International Finance Ltd. 6.875% 8/1/22 (b)		4,615,000	4,805,369
SFR Group SA:
6.25% 5/15/24 (b)		8,410,000	8,304,875
7.375% 5/1/26 (b)		2,380,000	2,338,350
8.125% 2/1/27 (b)		5,810,000	5,897,150
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,650,000	1,683,314
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		4,400,000	4,114,000
U.S. West Communications 7.25% 9/15/25		2,825,000	3,023,002
Verizon Communications, Inc.:
2.625% 2/21/20		12,550,000	12,512,778
3.85% 11/1/42		5,803,000	4,988,024
4.522% 9/15/48		8,876,000	8,331,459
4.862% 8/21/46		16,531,000	16,337,138
5.012% 4/15/49		9,161,000	9,188,629
5.012% 8/21/54		55,038,000	53,606,716
5.5% 3/16/47		36,099,000	38,921,644
			355,992,160
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22		9,218,000	9,039,079
Comcel Trust 6.875% 2/6/24 (b)		2,525,000	2,601,811
Digicel Group Ltd. 6.75% 3/1/23 (b)		1,265,000	1,065,763
Intelsat Jackson Holdings SA:
8% 2/15/24 (b)		7,860,000	8,272,650
9.5% 9/30/22 (b)		4,000,000	4,640,000
Millicom International Cellular SA 6% 3/15/25 (b)		1,375,000	1,390,469
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		665,000	647,258
MTS International Funding Ltd. 5% 5/30/23 (b)		650,000	633,835
Sprint Communications, Inc. 6% 11/15/22		10,825,000	10,956,957
Sprint Corp.:
7.25% 9/15/21		4,240,000	4,445,386
7.875% 9/15/23		20,745,000	22,326,806
T-Mobile U.S.A., Inc.:
4.5% 2/1/26		4,055,000	3,867,456
6.375% 3/1/25		4,860,000	5,054,400
6.5% 1/15/24		6,085,000	6,297,975
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		1,975,000	1,919,755
			83,159,600
TOTAL TELECOMMUNICATION SERVICES			439,151,760
UTILITIES - 1.8%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		4,935,000	4,815,030
DPL, Inc. 6.75% 10/1/19		1,232,000	1,268,960
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	31,037,887
6.4% 9/15/20 (b)		25,897,000	27,239,238
Eversource Energy 2.8% 5/1/23		15,104,000	14,614,112
Exelon Corp. 2.85% 6/15/20		4,888,000	4,855,438
FirstEnergy Corp.:
4.25% 3/15/23		31,243,000	31,860,616
7.375% 11/15/31		64,123,000	83,105,209
FirstEnergy Solutions Corp. 6.05% 8/15/21 (e)		20,194,000	12,520,280
InterGen NV 7% 6/30/23 (b)		4,295,000	4,264,935
IPALCO Enterprises, Inc.:
3.45% 7/15/20		27,495,000	27,298,272
3.7% 9/1/24		10,462,000	10,112,924
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	720,936
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,461,125
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,078,486
NRG Yield Operating LLC 5% 9/15/26		3,945,000	3,777,338
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,947,732	9,831,321
NV Energy, Inc. 6.25% 11/15/20		3,500,000	3,711,885
Pampa Holding SA 7.5% 1/24/27 (b)		885,000	703,575
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,050,828
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	3,861,135
Vistra Operations Co. LLC 5.5% 9/1/26 (b)		2,840,000	2,890,552
			291,080,082
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,732,774
Independent Power and Renewable Electricity Producers - 0.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		70,328,000	76,130,060
Dynegy, Inc. 7.625% 11/1/24		5,450,000	5,858,750
Emera U.S. Finance LP:
2.15% 6/15/19		5,136,000	5,098,613
2.7% 6/15/21		5,055,000	4,930,383
3.55% 6/15/26		8,087,000	7,685,030
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		5,245,000	5,113,875
4.5% 9/15/27 (b)		935,000	888,250
NRG Energy, Inc.:
5.75% 1/15/28 (b)		2,250,000	2,272,500
6.25% 5/1/24		4,510,000	4,667,850
6.625% 1/15/27		1,695,000	1,773,394
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		1,040,000	1,014,000
5% 1/31/28 (b)		1,040,000	973,700
The AES Corp.:
4.5% 3/15/23		2,905,000	2,912,263
4.875% 5/15/23		9,515,000	9,633,938
5.125% 9/1/27		7,280,000	7,352,800
6% 5/15/26		1,545,000	1,633,838
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	2,050,000	2,387,771
			140,327,015
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,164,179
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6344% 9/30/66 (c)(d)		35,229,000	33,907,913
3 month U.S. LIBOR + 2.825% 5.1624% 6/30/66 (c)(d)		10,345,000	9,957,063
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	14,078,225
5.8% 2/1/42		6,336,000	7,213,457
5.95% 6/15/41		11,832,000	13,830,670
Puget Energy, Inc.:
6% 9/1/21		15,565,000	16,586,488
6.5% 12/15/20		5,125,000	5,459,366
RWE Finance BV 0.75% 11/30/22 (Reg. S)	EUR	2,750,000	3,234,338
Sempra Energy:
2.875% 10/1/22		5,760,000	5,611,693
6% 10/15/39		15,009,000	17,709,600
Wind Tre SpA:
3.125% 1/20/25 (Reg. S)	EUR	1,277,000	1,384,447
5% 1/20/26 (b)		6,960,000	6,222,449
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.4263% 5/15/67 (c)(d)		3,860,000	3,756,320
			151,116,208
TOTAL UTILITIES			586,256,079

TOTAL NONCONVERTIBLE BONDS			10,188,007,736

TOTAL CORPORATE BONDS
(Cost $10,218,419,384)			10,195,850,921

U.S. Government and Government Agency Obligations - 37.1%
U.S. Treasury Inflation-Protected Obligations - 7.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$240,772,500	$231,607,307
0.875% 2/15/47		174,560,958	172,882,691
1% 2/15/46		150,356,216	153,467,718
1.375% 2/15/44		143,240,026	158,287,829
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		175,385,359	169,932,899
0.125% 7/15/26		201,947,046	192,722,731
0.25% 1/15/25		79,792,500	77,331,473
0.375% 7/15/25		421,524,919	412,454,801
0.375% 1/15/27		413,579,143	400,036,727
0.375% 7/15/27		154,519,500	149,617,108
0.625% 1/15/26		212,102,000	210,005,000
U.S. Treasury Inflation-Indexed Notes 0.5% 1/15/28		40,863,200	39,742,306

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			2,368,088,590

U.S. Treasury Obligations - 29.8%
U.S. Treasury Bonds:
2.25% 8/15/46 (g)		410,000	350,086
2.75% 11/15/47		286,780,000	271,410,384
3% 5/15/45		145,382,000	144,785,707
3% 11/15/45		136,866,000	136,283,251
3% 2/15/48		22,748,000	22,633,371
3% 8/15/48		752,883,000	749,089,177
5% 5/15/37		26,000	33,752
U.S. Treasury Notes:
1.25% 10/31/21		453,470,000	433,506,691
1.375% 11/30/18 (g)		55,000	54,902
1.375% 4/30/21		164,800,000	159,283,063
1.5% 8/15/26		218,742,000	197,995,688
1.625% 5/15/26		25,000,000	22,919,922
1.75% 12/31/20		175,000,000	171,411,133
1.75% 6/30/22		952,845,000	918,825,461
1.875% 3/31/22		1,455,761,000	1,413,452,872
1.875% 7/31/22		903,426,000	874,594,008
1.875% 9/30/22		67,650,000	65,398,523
2% 11/15/21 (g)		4,300,000	4,206,273
2% 12/31/21		906,934,000	886,209,143
2% 4/30/24		25,000,000	23,978,516
2% 11/15/26		13,920,000	13,062,506
2.125% 12/31/22		368,686,000	359,339,235
2.125% 7/31/24		649,329,000	625,841,549
2.125% 11/30/24		424,340,000	408,046,006
2.125% 5/15/25 (g)		2,300,000	2,203,238
2.25% 12/31/24		618,783,000	599,107,631
2.25% 11/15/27		192,640,000	183,113,351
2.5% 3/31/23		653,872,000	646,924,610
2.625% 7/31/20		400,000	399,906
2.75% 8/15/21		14,900,000	14,919,789
2.75% 2/15/28		150,820,000	149,329,475
2.875% 5/15/28		112,690,000	112,707,608

TOTAL U.S. TREASURY OBLIGATIONS			9,611,416,827

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,267,800,967)			11,979,505,417

U.S. Government Agency - Mortgage Securities - 18.3%
Fannie Mae - 9.0%
12 month U.S. LIBOR + 1.445% 3.541% 4/1/37 (c)(d)		56,112	58,036
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)		19,446	20,151
12 month U.S. LIBOR + 1.495% 3.409% 1/1/35 (c)(d)		72,648	74,479
12 month U.S. LIBOR + 1.507% 4.2% 7/1/37 (c)(d)		15,934	16,533
12 month U.S. LIBOR + 1.553% 4.279% 6/1/36 (c)(d)		62,253	64,771
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)		24,429	25,380
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (c)(d)		115,861	121,205
12 month U.S. LIBOR + 1.617% 3.623% 3/1/33 (c)(d)		49,948	51,372
12 month U.S. LIBOR + 1.641% 3.366% 9/1/36 (c)(d)		46,734	48,770
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (c)(d)		31,120	32,399
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (c)(d)		49,744	52,187
12 month U.S. LIBOR + 1.718% 3.659% 5/1/35 (c)(d)		119,768	124,885
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (c)(d)		154,469	159,715
12 month U.S. LIBOR + 1.728% 3.923% 11/1/36 (c)(d)		39,504	41,525
12 month U.S. LIBOR + 1.741% 3.533% 3/1/40 (c)(d)		212,326	222,907
12 month U.S. LIBOR + 1.745% 3.681% 7/1/35 (c)(d)		52,440	54,741
12 month U.S. LIBOR + 1.750% 3.668% 8/1/41 (c)(d)		267,106	281,085
12 month U.S. LIBOR + 1.788% 3.649% 2/1/36 (c)(d)		136,647	141,215
12 month U.S. LIBOR + 1.800% 2.722% 1/1/42 (c)(d)		725,245	756,864
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (c)(d)		142,860	150,639
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (c)(d)		82,066	85,039
12 month U.S. LIBOR + 1.812% 3.771% 12/1/40 (c)(d)		4,813,972	5,036,674
12 month U.S. LIBOR + 1.818% 2.691% 2/1/42 (c)(d)		740,488	771,553
12 month U.S. LIBOR + 1.818% 3.05% 9/1/41 (c)(d)		69,456	71,957
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (c)(d)		93,983	97,789
12 month U.S. LIBOR + 1.820% 3.695% 12/1/35 (c)(d)		144,390	149,445
12 month U.S. LIBOR + 1.830% 3.381% 10/1/41 (c)(d)		63,414	65,691
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (c)(d)		39,925	41,808
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (c)(d)		64,616	68,152
6 month U.S. LIBOR + 1.475% 3.647% 10/1/33 (c)(d)		977	994
6 month U.S. LIBOR + 1.505% 4.005% 1/1/35 (c)(d)		168,013	172,672
6 month U.S. LIBOR + 1.510% 3.86% 2/1/33 (c)(d)(h)		735	755
6 month U.S. LIBOR + 1.535% 3.58% 12/1/34 (c)(d)		26,301	26,966
6 month U.S. LIBOR + 1.535% 3.795% 3/1/35 (c)(d)		14,876	15,308
6 month U.S. LIBOR + 1.556% 3.654% 10/1/33 (c)(d)		9,342	9,525
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (c)(d)		9,333	9,524
6 month U.S. LIBOR + 1.740% 4.24% 12/1/34 (c)(d)		3,341	3,497
6 month U.S. LIBOR + 1.960% 3.945% 9/1/35 (c)(d)		16,923	17,431
U.S. TREASURY 1 YEAR INDEX + 1.945% 3.449% 10/1/33 (c)(d)		259,297	269,928
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)		26,635	28,055
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.511% 6/1/36 (c)(d)		113,219	117,940
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.539% 10/1/33 (c)(d)		60,783	64,236
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.07% 7/1/34 (c)(d)		135,489	143,451
2.5% 9/1/33 (i)		11,200,000	10,889,773
2.5% 12/1/42 to 4/1/47		23,075,152	21,664,056
3% 3/1/25 to 6/1/48		430,237,092	418,504,919
3% 9/1/33 (i)		75,150,000	74,700,761
3% 9/1/48 (i)		20,600,000	19,926,242
3.5% 4/1/25 to 10/1/56		891,066,655	891,424,558
3.5% 9/1/33 (i)		40,000,000	40,424,128
3.5% 9/1/33 (i)		5,400,000	5,457,257
3.5% 9/1/48 (i)		20,300,000	20,178,574
3.5% 9/1/48 (i)		65,200,000	64,810,000
3.5% 9/1/48 (i)		23,000,000	22,862,423
4% 11/1/31 to 5/1/48		354,790,074	363,202,602
4% 9/1/48 (i)		153,450,000	156,211,363
4% 9/1/48 (i)		1,500,000	1,526,993
4% 9/1/48 (i)		8,900,000	9,060,157
4% 9/1/48 (i)		8,850,000	9,009,258
4% 9/1/48 (i)		17,800,000	18,120,315
4% 9/1/48 (i)		23,700,000	24,126,486
4% 9/1/48 (i)		17,750,000	18,069,415
4% 9/1/48 (i)		2,050,000	2,086,890
4.5% 6/1/33 to 8/1/56 (i)		189,041,418	197,553,723
4.5% 9/1/48 (i)		63,150,000	65,569,542
4.5% 9/1/48 (i)		52,900,000	54,926,821
4.5% 9/1/48 (i)		13,100,000	13,601,916
4.5% 9/1/48 (i)		40,600,000	42,155,557
4.5% 9/1/48 (i)		37,200,000	38,625,288
4.5% 9/1/48 (i)		37,150,000	38,573,373
4.5% 9/1/48(i)		40,450,000	41,999,809
5% 12/1/18 to 8/1/56		117,895,354	125,705,702
5.255% 8/1/41		2,034,541	2,186,992
5.5% 9/1/21 to 5/1/44		25,511,129	27,803,973
6% 7/1/19 to 1/1/42		13,328,387	14,689,952
6.483% 2/1/39		2,800,217	3,010,025
6.5% 10/1/18 to 8/1/39		21,928,139	24,319,129
7% 9/1/21 to 7/1/37		1,001,903	1,116,441
7.5% 6/1/25 to 2/1/32		409,052	457,739
8% 8/1/29 to 3/1/37		11,599	13,476
8.5% 12/1/19 to 5/1/20		8	9
9.5% 10/1/18 to 9/1/21		408	426

TOTAL FANNIE MAE			2,894,333,312

Freddie Mac - 4.5%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (c)(d)		40,284	41,037
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (c)(d)		15,856	16,287
12 month U.S. LIBOR + 1.375% 3.161% 3/1/36 (c)(d)		130,881	134,763
12 month U.S. LIBOR + 1.500% 3.413% 3/1/36 (c)(d)		91,120	93,206
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (c)(d)		39,849	41,265
12 month U.S. LIBOR + 1.750% 3.5% 12/1/40 (c)(d)		2,453,357	2,550,753
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (c)(d)		575,987	605,021
12 month U.S. LIBOR + 1.754% 3.218% 9/1/41 (c)(d)		723,550	746,631
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (c)(d)		34,810	36,433
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (c)(d)(h)		78,139	81,781
12 month U.S. LIBOR + 1.874% 4.125% 10/1/42 (c)(d)		707,092	735,778
12 month U.S. LIBOR + 1.877% 4.204% 4/1/41 (c)(d)		59,684	61,748
12 month U.S. LIBOR + 1.880% 3.173% 9/1/41 (c)(d)		72,324	74,798
12 month U.S. LIBOR + 1.910% 4.355% 5/1/41 (c)(d)		123,209	128,013
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (c)(d)		83,689	88,192
12 month U.S. LIBOR + 1.910% 4.586% 6/1/41 (c)(d)		118,635	123,325
12 month U.S. LIBOR + 1.910% 4.654% 6/1/41 (c)(d)		72,969	75,871
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (c)(d)		19,848	20,864
12 month U.S. LIBOR + 1.998% 4.293% 4/1/38 (c)(d)		100,029	105,414
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)		55,287	58,410
12 month U.S. LIBOR + 2.084% 3.896% 3/1/33 (c)(d)		1,680	1,760
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (c)(d)		107,637	113,921
6 month U.S. LIBOR + 1.125% 3.376% 8/1/37 (c)(d)		32,780	33,180
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (c)(d)		35,456	36,276
6 month U.S. LIBOR + 1.608% 3.979% 12/1/35 (c)(d)		35,273	35,942
6 month U.S. LIBOR + 1.647% 4.073% 2/1/37 (c)(d)		132,462	136,826
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (c)(d)		50,671	52,512
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (c)(d)		13,192	13,719
6 month U.S. LIBOR + 1.932% 3.988% 10/1/36 (c)(d)		172,888	179,452
6 month U.S. LIBOR + 1.976% 4.186% 10/1/35 (c)(d)		113,298	117,933
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (c)(d)		39,110	40,965
6 month U.S. LIBOR + 2.066% 4.404% 6/1/37 (c)(d)		37,974	39,779
6 month U.S. LIBOR + 2.656% 4.837% 10/1/35 (c)(d)		88,544	93,818
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.907% 6/1/33 (c)(d)		144,942	150,984
U.S. TREASURY 1 YEAR INDEX + 2.275% 4.225% 6/1/33 (c)(d)		328,587	343,357
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.936% 3/1/35 (c)(d)		622,324	658,517
3% 4/1/32 to 2/1/48		377,377,414	367,081,803
3.5% 1/1/32 to 12/1/47 (j)(k)		477,709,012	478,101,987
3.5% 8/1/47		187,534	186,859
3.5% 9/1/48 (i)		16,100,000	16,006,841
4% 7/1/31 to 5/1/48		420,524,701	430,223,709
4% 4/1/48		1,616,259	1,646,922
4% 9/1/48 (i)		2,600,000	2,647,397
4.5% 6/1/25 to 5/1/48		43,914,727	45,914,449
4.5% 9/1/48 (i)		51,000,000	52,977,933
4.5% 9/1/48 (i)		10,000,000	10,387,830
5% 6/1/20 to 7/1/41		18,542,358	19,789,024
5.5% 10/1/19 to 3/1/41		6,602,866	7,149,354
6% 2/1/19 to 12/1/37		1,890,761	2,086,674
6.5% 7/1/21 to 9/1/39		2,510,998	2,794,508
7% 6/1/21 to 9/1/36		959,999	1,076,816
7.5% 1/1/27 to 4/1/32		19,245	21,745
8% 7/1/24 to 1/1/37		28,022	32,040
8.5% 9/1/19 to 1/1/28		23,553	26,253
9% 10/1/20		11	11
9.5% 5/1/21 to 7/1/21		14	14
10% 2/1/20 to 11/1/20		21	22
11% 9/1/20		1	1

TOTAL FREDDIE MAC			1,446,020,723

Ginnie Mae - 4.8%
3.5% 11/15/40 to 7/20/47 (j)		380,914,025	383,379,248
4% 5/20/33 to 4/20/47		112,281,943	115,710,879
4.5% 6/20/33 to 8/15/41		44,936,458	47,301,005
5% 12/15/32 to 9/15/41		19,629,746	21,061,472
5.5% 7/15/33 to 9/15/39		1,535,190	1,679,483
6% 10/15/30 to 11/15/39		467,417	515,514
7% 10/15/22 to 3/15/33		946,273	1,069,674
7.5% 11/15/21 to 9/15/31		394,646	437,111
8% 11/15/21 to 11/15/29		112,355	123,301
8.5% 10/15/21 to 1/15/31		24,978	28,461
9% 9/15/19 to 1/15/23		345	366
9.5% 12/15/20 to 3/15/23		175	183
3% 5/20/42 to 6/20/48		434,506,060	425,851,209
3% 9/1/48 (i)		50,500,000	49,377,026
3% 9/1/48 (i)		1,100,000	1,075,539
3.5% 9/1/48 (i)		172,100,000	172,605,027
4% 9/1/48 (i)		39,550,000	40,487,924
4% 9/1/48 (i)		55,750,000	57,072,106
4.5% 9/1/48 (i)		60,700,000	63,062,571
4.5% 9/1/48 (i)		27,300,000	28,362,573
4.5% 9/1/48 (i)		58,100,000	60,361,374
4.5% 9/1/48 (i)		69,700,000	72,412,870
4.5% 9/1/48 (i)		27,600,000	28,674,250
6.5% 3/20/31 to 6/15/37		284,874	320,274
11% 9/20/19		116	119

TOTAL GINNIE MAE			1,570,969,559

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,020,366,689)			5,911,323,594

Asset-Backed Securities - 2.0%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)		$22,778,599	$22,684,546
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.5627% 6/15/32 (b)(c)(d)		5,822,591	3,526,545
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.5088% 10/28/23 (b)(c)(d)		23,306,816	23,239,413
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	161,555
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	475,693
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	639,117
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,082,124
Class XS, 0% 10/17/45 (b)(c)(h)(l)		679,823	7
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		41,568,656	41,751,808
Class AA, 2.487% 12/16/41 (b)		8,898,312	8,656,948
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.1853% 7/25/29 (c)(d)		6,906,653	6,964,373
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)		16,463,743	16,549,159
Canadian Pacer Auto Receivables Trust Series 2018-1A Class A3, 3% 11/19/21 (b)		10,000,000	9,987,987
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		35,695,113	35,865,257
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.4148% 10/25/37 (b)(c)(d)		16,138,077	16,264,068
CLUB Credit Trust:
Series 2017-P1 Class A, 2.42% 9/15/23 (b)		1,880,569	1,875,649
Series 2018-NP1 Class A, 2.99% 5/15/24 (b)		13,457,984	13,464,531
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.6756% 9/28/30 (c)(d)		16,317,283	16,330,382
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (b)		4,073,884	4,071,723
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.3148% 3/25/32 (c)(d)		3,192	3,270
Series 2004-7 Class AF5, 5.868% 1/25/35		587,662	590,580
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.930% 2.9948% 8/25/35 (c)(d)		850,155	851,998
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		17,237,740	16,901,171
Class A2II, 4.03% 11/20/47 (b)		29,203,320	28,907,896
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		112,782	114,865
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.8898% 3/25/34 (c)(d)		2,512	2,316
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.24% 11/15/34 (b)(c)(d)		337,228	331,218
Class B, 1 month U.S. LIBOR + 0.280% 2.3427% 11/15/34 (b)(c)(d)		121,817	119,487
Class C, 1 month U.S. LIBOR + 0.380% 2.4427% 11/15/34 (b)(c)(d)		202,455	191,753
Class D, 1 month U.S. LIBOR + 0.750% 2.8127% 11/15/34 (b)(c)(d)		76,879	71,945
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.71% 7/17/34 (b)(c)(d)		229,000	231,196
Class F, 1 month U.S. LIBOR + 3.539% 5.599% 7/17/34 (b)(c)(d)		332,000	334,187
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.41% 7/17/37 (b)(c)(d)		687,000	692,130
Invitation Homes Trust:
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 4.31% 12/17/36 (b)(c)(d)		525,000	530,365
Class F, 1 month U.S. LIBOR + 3.000% 5.06% 12/17/36 (b)(c)(d)		441,000	446,686
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.56% 3/17/37 (b)(c)(d)		672,000	675,760
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.3127% 6/17/37 (b)(c)(d)		1,237,000	1,238,433
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.487% 3/27/42 (c)(d)		3,243,000	2,536,698
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.3548% 8/25/36 (c)(d)		5,437,053	5,438,305
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (b)		10,342,427	10,320,129
Series 2017-2A Class A1, 2.0383% 9/25/27 (b)		16,018,655	15,966,033
Series 2018-1A Class A, 2.76% 2/25/28 (b)		19,570,001	19,567,085
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		33,637,471	33,637,461
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.6648% 7/26/66 (b)(c)(d)		3,513,000	3,532,695
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.5748% 9/25/35 (c)(d)		1,259,000	1,255,643
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.1353% 7/25/25 (c)(d)		7,931,567	7,955,600
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.3098% 1/25/36 (c)(d)		1,475,804	1,476,759
Permanent Master Issuer PLC Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.7468% 7/15/58 (b)(c)(d)		60,880,000	60,694,742
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	174,333
Series 2016-SFR1 Class F, 1 month U.S. LIBOR + 5.000% 7.06% 9/17/33 (b)(c)(d)		252,000	252,690
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		160,000	163,232
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)(d)		260,000	261,260
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		741,000	742,217
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		458,000	459,595
Prosper Marketplace Issuance Trust Series 2018-2A Class A, 3.35% 10/15/24 (b)		31,100,000	31,098,846
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8106% 12/15/27 (b)(c)(d)		48,572,181	48,747,789
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.4453% 1/25/27 (c)(d)		5,627,414	5,619,545
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.4253% 1/26/26 (c)(d)		4,444,793	4,432,832
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.6627% 1/17/35 (b)(c)(d)		1,040,000	1,046,162
Class F, 1 month U.S. LIBOR + 3.400% 5.4627% 1/17/35 (b)(c)(d)		903,000	910,021
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.9248% 9/25/34 (c)(d)		24,858	24,810
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		23,531,947	23,777,926
Series 2018-A Class A, 4.147% 9/15/38 (b)		35,348,000	35,595,966
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (b)		32,804,921	32,897,322
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8973% 4/6/42 (b)(c)(d)(l)		2,573,000	1,593,335
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,092,000	1,108,614
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)		198,000	201,124
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		483,000	485,970
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		517,000	504,665
Class F, 5.769% 11/17/33 (b)		750,000	770,402
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		708,000	710,634
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.500% 2.5827% 7/17/23 (b)(c)(d)		26,300,000	26,373,969
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3 month U.S. LIBOR + 0.850% 3.1619% 11/21/40 (b)(c)(d)		305,000	304,726
TOTAL ASSET-BACKED SECURITIES
(Cost $651,712,558)			656,465,276

Collateralized Mortgage Obligations - 2.3%
Private Sponsor - 0.3%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.2036% 6/27/36 (b)(c)(d)		7,116,594	6,939,193
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 4.015% 12/26/35 (b)(c)		479,784	479,669
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 2.2863% 7/26/36 (b)(c)		1,222,219	1,202,154
Series 2013-RR4 Class 2A1, 4.0878% 5/26/47 (b)(c)		382,768	382,667
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.6248% 1/25/35 (c)(d)		289,106	289,793
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		5,808,987	5,721,037
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.1137% 1/25/37 (b)(c)		1,464,998	1,487,096
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		5,192,069	5,174,675
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.3436% 5/27/37 (b)(c)(d)		6,183,817	5,923,387
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.7636% 5/27/37 (b)(c)(d)		565,006	557,239
CSMC Trust Series 2009-5R Class 2A2, 3.9325% 6/25/36 (b)(c)		530,789	530,094
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)		12,330,041	12,208,334
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5422% 12/25/46 (b)(c)		910,000	934,127
Series 2010-K7 Class B, 5.6859% 4/25/20 (b)(c)		1,000,000	1,032,450
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.9598% 3/25/37 (c)		233,412	231,735
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.5612% 10/15/54 (b)(c)(d)		31,100,000	31,071,606
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.291% 6/21/36 (b)(c)(d)		3,753,298	3,712,387
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.2336% 2/25/37 (c)(d)		996,591	983,995
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/35 (c)(d)		257,034	255,041
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.6875% 7/26/45 (b)(c)		6,656,854	6,696,494
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (c)(d)		14,210	14,085
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.7048% 9/25/43 (c)(d)		6,201,072	6,174,673
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 3.7556% 1/25/35 (c)		1,261,312	1,277,781
Series 2005-AR10 Class 2A15, 4.1331% 6/25/35 (c)		6,800,858	6,852,969
Series 2005-AR2:
Class 1A2, 3.879% 3/25/35 (c)		898,897	904,325
Class 3A1, 3.8726% 3/25/35 (c)		10,338,703	10,527,816
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 3.7631% 6/27/36 (b)(c)		734,939	730,360
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		6,196,647	6,138,989

TOTAL PRIVATE SPONSOR			118,434,171

U.S. Government Agency - 2.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.8648% 2/25/32 (c)(d)		18,148	18,447
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.0774% 3/18/32 (c)(d)		32,590	33,305
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.0648% 4/25/32 (c)(d)		40,084	40,994
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.0648% 10/25/32 (c)(d)		51,872	53,034
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.8148% 1/25/32 (c)(d)		18,770	19,057
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.0353% 12/25/33 (c)(h)(m)		601,333	123,153
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.6153% 11/25/36 (c)(h)(m)		450,765	67,883
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		19,877	20,770
Series 1993-207 Class H, 6.5% 11/25/23		263,124	278,693
Series 1996-28 Class PK, 6.5% 7/25/25		90,109	95,638
Series 1999-17 Class PG, 6% 4/25/29		269,844	288,976
Series 1999-32 Class PL, 6% 7/25/29		261,174	280,014
Series 1999-33 Class PK, 6% 7/25/29		198,204	212,776
Series 2001-52 Class YZ, 6.5% 10/25/31		23,974	26,594
Series 2003-28 Class KG, 5.5% 4/25/23		153,826	159,577
Series 2005-102 Class CO 11/25/35 (n)		146,074	127,739
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 12.1817% 8/25/35 (c)(m)		47,186	54,162
Series 2005-81 Class PC, 5.5% 9/25/35		361,965	390,873
Series 2006-12 Class BO 10/25/35 (n)		658,175	576,440
Series 2006-37 Class OW 5/25/36 (n)		58,495	49,281
Series 2006-45 Class OP 6/25/36 (n)		203,664	171,757
Series 2006-62 Class KP 4/25/36 (n)		324,648	274,579
Series 2012-149:
Class DA, 1.75% 1/25/43		7,455,901	7,087,540
Class GA, 1.75% 6/25/42		7,463,191	7,086,349
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		55,702	61,850
Series 1999-25 Class Z, 6% 6/25/29		208,203	225,703
Series 2001-20 Class Z, 6% 5/25/31		292,280	316,147
Series 2001-31 Class ZC, 6.5% 7/25/31		156,161	171,787
Series 2002-16 Class ZD, 6.5% 4/25/32		80,587	89,462
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.4853% 11/25/32 (c)(h)(m)		379,691	46,951
Series 2012-67 Class AI, 4.5% 7/25/27 (h)		1,743,259	165,032
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.5753% 12/25/36 (c)(h)(m)		293,247	51,421
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.3753% 5/25/37 (c)(h)(m)		176,027	26,526
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 13.9596% 9/25/23 (c)(m)		12,054	13,740
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.0353% 3/25/33 (c)(h)(m)		42,201	7,182
Series 2005-72 Class ZC, 5.5% 8/25/35		2,209,944	2,354,719
Series 2005-79 Class ZC, 5.9% 9/25/35		1,479,755	1,631,571
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 28.2315% 6/25/37 (c)(m)		145,452	257,648
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 27.2115% 7/25/37 (c)(m)		222,921	390,390
Class SB, 39.600% - 1 month U.S. LIBOR 27.2115% 7/25/37 (c)(m)		89,068	138,634
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.4803% 8/25/37 (c)(h)(m)		6,561,616	971,753
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.2853% 3/25/38 (c)(h)(m)		1,180,230	162,965
Series 2009-76 Class MI, 5.5% 9/25/24 (h)		2,986	54
Series 2009-85 Class IB, 4.5% 8/25/24 (h)		44,729	1,071
Series 2009-93 Class IC, 4.5% 9/25/24 (h)		56,931	1,179
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.2953% 6/25/21 (c)(h)(m)		23,273	378
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.9853% 12/25/40 (c)(h)(m)		1,099,726	138,672
Class ZA, 4.5% 12/25/40		4,240,577	4,415,266
Series 2010-139 Class NI, 4.5% 2/25/40 (h)		926,824	88,123
Series 2010-150 Class ZC, 4.75% 1/25/41		5,141,951	5,470,977
Series 2010-17 Class DI, 4.5% 6/25/21 (h)		20,063	368
Series 2010-29 Class LI, 4.5% 6/25/19 (h)		2,844	22
Series 2010-95 Class ZC, 5% 9/25/40		10,286,916	11,047,411
Series 2010-97 Class CI, 4.5% 8/25/25 (h)		194,260	7,134
Series 2011-39 Class ZA, 6% 11/25/32		794,587	871,121
Series 2011-4 Class PZ, 5% 2/25/41		2,207,376	2,433,487
Series 2011-67 Class AI, 4% 7/25/26 (h)		296,799	25,345
Series 2011-83 Class DI, 6% 9/25/26 (h)		355,635	27,762
Series 2012-100 Class WI, 3% 9/25/27 (h)		5,000,766	454,284
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.5853% 12/25/30 (c)(h)(m)		1,609,702	169,516
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.4853% 6/25/41 (c)(h)(m)		2,098,587	263,051
Series 2013-133 Class IB, 3% 4/25/32 (h)		3,116,549	282,729
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.9853% 1/25/44 (c)(h)(m)		1,638,956	237,226
Series 2013-51 Class GI, 3% 10/25/32 (h)		4,655,375	446,599
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.6553% 6/25/35 (c)(h)(m)		948,391	142,977
Series 2015-42 Class IL, 6% 6/25/45 (h)		6,901,323	1,532,106
Series 2015-70 Class JC, 3% 10/25/45		5,970,460	5,904,318
Series 2017-30 Class AI, 5.5% 5/25/47		3,633,640	802,150
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (h)		169,670	35,972
Series 343 Class 16, 5.5% 5/25/34 (h)		145,453	26,524
Series 348 Class 14, 6.5% 8/25/34 (c)(h)		104,612	23,677
Series 351:
Class 12, 5.5% 4/25/34 (c)(h)		66,970	12,524
Class 13, 6% 3/25/34 (h)		92,081	18,472
Series 359 Class 19, 6% 7/25/35 (c)(h)		55,568	11,350
Series 384 Class 6, 5% 7/25/37 (h)		719,528	135,583
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.8627% 1/15/32 (c)(d)		14,962	15,206
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.9627% 3/15/32 (c)(d)		19,850	20,238
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.0627% 3/15/32 (c)(d)		20,724	21,182
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.9627% 6/15/31 (c)(d)		38,772	39,491
Class FG, 1 month U.S. LIBOR + 0.900% 2.9627% 3/15/32 (c)(d)		11,543	11,764
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.3127% 5/15/37 (c)(d)		871,529	870,427
planned amortization class:
Series 2006-15 Class OP 3/25/36 (n)		605,915	512,827
Series 2095 Class PE, 6% 11/15/28		310,565	333,555
Series 2101 Class PD, 6% 11/15/28		29,466	31,725
Series 2121 Class MG, 6% 2/15/29		126,945	136,337
Series 2131 Class BG, 6% 3/15/29		883,585	950,705
Series 2137 Class PG, 6% 3/15/29		137,910	148,696
Series 2154 Class PT, 6% 5/15/29		223,976	241,078
Series 2162 Class PH, 6% 6/15/29		51,153	54,956
Series 2520 Class BE, 6% 11/15/32		299,237	328,290
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.5373% 3/15/23 (c)(h)(m)		11,603	587
Series 2693 Class MD, 5.5% 10/15/33		3,260,545	3,531,103
Series 2802 Class OB, 6% 5/15/34		462,930	494,053
Series 2937 Class KC, 4.5% 2/15/20		76,915	77,094
Series 2962 Class BE, 4.5% 4/15/20		236,693	239,062
Series 3002 Class NE, 5% 7/15/35		813,442	857,270
Series 3110 Class OP 9/15/35 (n)		371,888	334,318
Series 3119 Class PO 2/15/36 (n)		730,696	616,336
Series 3121 Class KO 3/15/36 (n)		125,676	107,012
Series 3123 Class LO 3/15/36 (n)		402,082	340,182
Series 3145 Class GO 4/15/36 (n)		387,800	328,674
Series 3189 Class PD, 6% 7/15/36		709,824	785,765
Series 3225 Class EO 10/15/36 (n)		217,863	184,005
Series 3258 Class PM, 5.5% 12/15/36		368,885	392,993
Series 3415 Class PC, 5% 12/15/37		279,889	295,471
Series 3786 Class HI, 4% 3/15/38 (h)		857,357	62,013
Series 3806 Class UP, 4.5% 2/15/41		2,255,181	2,329,339
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,535,564
Series 4135 Class AB, 1.75% 6/15/42		5,583,393	5,306,293
sequential payer:
Series 2135 Class JE, 6% 3/15/29		55,078	59,222
Series 2274 Class ZM, 6.5% 1/15/31		72,821	80,027
Series 2281 Class ZB, 6% 3/15/30		175,840	187,659
Series 2303 Class ZV, 6% 4/15/31		73,434	79,208
Series 2357 Class ZB, 6.5% 9/15/31		560,001	621,394
Series 2502 Class ZC, 6% 9/15/32		146,935	160,556
Series 2519 Class ZD, 5.5% 11/15/32		235,110	245,911
Series 2546 Class MJ, 5.5% 3/15/23		94,039	97,502
Series 2601 Class TB, 5.5% 4/15/23		45,273	47,085
Series 2998 Class LY, 5.5% 7/15/25		138,735	145,452
Series 3871 Class KB, 5.5% 6/15/41		4,329,000	4,786,685
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.5373% 2/15/36 (c)(h)(m)		239,345	39,326
Series 2013-4281 Class AI, 4% 12/15/28 (h)		2,899,389	228,786
Series 2017-4683 Class LM, 3% 5/15/47		8,201,878	8,104,690
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 33.3925% 8/15/24 (c)(m)		4,940	6,327
Class SD, 86.400% - 1 month U.S. LIBOR 59.635% 8/15/24 (c)(m)		7,267	11,150
Series 2933 Class ZM, 5.75% 2/15/35		2,900,077	3,248,271
Series 2935 Class ZK, 5.5% 2/15/35		3,222,413	3,498,537
Series 2947 Class XZ, 6% 3/15/35		1,012,864	1,108,072
Series 2996 Class ZD, 5.5% 6/15/35		2,208,399	2,432,218
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.5273% 10/15/35 (c)(h)(m)		372,709	59,004
Series 3237 Class C, 5.5% 11/15/36		3,107,900	3,384,527
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.5973% 11/15/36 (c)(h)(m)		902,837	141,288
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.6873% 3/15/37 (c)(h)(m)		1,273,354	212,810
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.6973% 4/15/37 (c)(h)(m)		1,924,059	329,947
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.5173% 6/15/37 (c)(h)(m)		642,786	92,563
Series 3772 Class BI, 4.5% 10/15/18 (h)		2,630	4
Series 3949 Class MK, 4.5% 10/15/34		580,686	602,370
Series 3955 Class YI, 3% 11/15/21 (h)		1,119,485	36,941
Series 4055 Class BI, 3.5% 5/15/31 (h)		2,828,694	293,962
Series 4149 Class IO, 3% 1/15/33 (h)		2,064,420	254,326
Series 4314 Class AI, 5% 3/15/34 (h)		944,048	91,850
Series 4427 Class LI, 3.5% 2/15/34 (h)		5,302,447	684,691
Series 4471 Class PA 4% 12/15/40		6,512,974	6,645,238
target amortization class Series 2156 Class TC, 6.25% 5/15/29		163,751	173,091
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.9627% 2/15/24 (c)(d)		62,682	63,332
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		115,038	123,609
Series 2056 Class Z, 6% 5/15/28		227,722	244,451
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		6,952,544	7,152,089
Freddie Mac Seasoned Credit Risk Transfer Series:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56		16,652,267	16,165,262
Series 2018-2 Class MA, 3.5% 11/25/57		5,688,409	5,671,772
Series 2018-3 Class MA, 3.5% 8/25/57		103,810,839	103,262,250
Series 2018-3 Class M55D, 4% 8/25/57		15,557,933	15,802,173
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28		10,814,815	10,821,952
Class A2, 3.5% 6/25/28		2,600,000	2,564,836
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.6265% 6/16/37 (c)(h)(m)		396,552	65,641
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.6269% 3/20/60 (c)(d)(o)		5,090,794	5,110,107
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.4069% 7/20/60 (c)(d)(o)		607,741	606,784
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.3999% 9/20/60 (c)(d)(o)		748,950	747,280
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.3999% 8/20/60 (c)(d)(o)		815,141	813,271
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.4799% 12/20/60 (c)(d)(o)		1,453,377	1,453,210
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 12/20/60 (c)(d)(o)		2,248,496	2,254,397
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 2/20/61 (c)(d)(o)		4,508,744	4,518,323
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.5899% 2/20/61 (c)(d)(o)		6,038,014	6,049,576
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 4/20/61 (c)(d)(o)		1,967,335	1,972,669
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.5999% 5/20/61 (c)(d)(o)		2,427,683	2,435,257
Class FC, 1 month U.S. LIBOR + 0.500% 2.5999% 5/20/61 (c)(d)(o)		2,230,247	2,236,603
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.6299% 6/20/61 (c)(d)(o)		2,783,716	2,792,635
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.6999% 10/20/61 (c)(d)(o)		5,460,140	5,487,831
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 11/20/61 (c)(d)(o)		2,726,977	2,748,402
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 1/20/62 (c)(d)(o)		1,751,377	1,764,464
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 1/20/62 (c)(d)(o)		2,568,917	2,584,503
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 3/20/62 (c)(d)(o)		1,589,052	1,597,191
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.7499% 5/20/61 (c)(d)(o)		523,400	524,472
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.6199% 10/20/62 (c)(d)(o)		1,451,579	1,456,255
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.6299% 7/20/60 (c)(d)(o)		3,183,896	3,185,753
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.4599% 3/20/63 (c)(d)(o)		2,327,400	2,325,777
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.6999% 1/20/64 (c)(d)(o)		2,575,127	2,587,913
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.6999% 12/20/63 (c)(d)(o)		7,217,744	7,259,210
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.5999% 6/20/64 (c)(d)(o)		10,418,512	10,449,495
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.5999% 9/20/64 (c)(d)(o)		32,987,939	33,090,063
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.4999% 12/20/62 (c)(d)(o)		5,909,626	5,908,816
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27		140,123	156,933
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.8452% 12/20/40 (c)(m)		5,680,000	5,765,739
Series 2011-136 Class WI, 4.5% 5/20/40 (h)		613,147	72,175
Series 2017-134 Class BA, 2.5% 11/20/46		6,653,232	6,384,397
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		1,227,855	1,309,309
Series 2010-160 Class DY, 4% 12/20/40		14,734,410	15,194,504
Series 2010-170 Class B, 4% 12/20/40		3,324,800	3,428,657
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.4365% 5/16/34 (c)(h)(m)		214,662	30,273
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.1365% 8/17/34 (c)(h)(m)		263,554	46,850
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 27.819% 6/16/37 (c)(m)		15,225	24,372
Series 2010-116 Class QB, 4% 9/16/40		31,153,692	32,049,392
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.4069% 5/20/60 (c)(d)(o)		1,935,997	1,933,048
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.0226% 7/20/41 (c)(h)(m)		1,277,771	181,452
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.6365% 6/16/42 (c)(h)(m)		810,130	121,834
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.8968% 4/20/39 (c)(m)		1,717,430	1,742,461
Class ST, 8.800% - 1 month U.S. LIBOR 6.0302% 8/20/39 (c)(m)		5,372,376	5,498,024
Series 2013-149 Class MA, 2.5% 5/20/40		17,802,994	17,295,064
Series 2014-2 Class BA, 3% 1/20/44		14,740,176	14,509,284
Series 2014-21 Class HA, 3% 2/20/44		6,652,967	6,556,581
Series 2014-25 Class HC, 3% 2/20/44		9,814,623	9,653,285
Series 2014-5 Class A, 3% 1/20/44		8,862,229	8,723,925
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		18,013,685	17,923,212
Series 2015-H17 Class HA, 2.5% 5/20/65 (o)		16,944,687	16,858,500
Series 2015-H21:
Class HA, 2.5% 6/20/63 (o)		3,286,760	3,274,382
Class JA, 2.5% 6/20/65 (o)		14,823,219	14,749,623
Series 2017-186 Class HK, 3% 11/16/45		14,364,240	14,094,389
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.68% 8/20/66 (c)(d)(o)		22,325,701	22,357,700

TOTAL U.S. GOVERNMENT AGENCY			614,205,830

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $741,057,076)			732,640,001

Commercial Mortgage Securities - 2.8%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 4.8897% 9/15/34 (b)(c)(d)		1,242,000	1,237,326
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		341,000	363,056
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,908
Series 1997-D5 Class PS1, 1.8367% 2/14/43 (c)(h)		33,380	236
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(c)		1,340,110	1,361,740
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)		767,000	718,159
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,323,000	1,113,873
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		765,000	624,048
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		965,000	743,554
Series 2018-BN12 Class D, 3% 5/15/61 (b)		504,000	392,605
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (c)		957,000	943,131
Class D, 3.25% 2/15/50 (b)		667,000	547,808
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.1498% 7/15/49 (c)(h)		45,602,768	4,449,289
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class A, 3.3228% 9/10/28 (b)		3,527,784	3,531,455
Class E, 4.4272% 9/10/28 (b)(c)		1,786,000	1,718,616
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.275% 3.3398% 12/25/33 (b)(c)(d)		15,961	16,099
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.4548% 1/25/36 (b)(c)(d)		495,057	464,816
Class B1, 1 month U.S. LIBOR + 1.400% 3.4648% 1/25/36 (b)(c)(d)		22,261	24,186
Class M1, 1 month U.S. LIBOR + 0.450% 2.5148% 1/25/36 (b)(c)(d)		159,696	148,953
Class M2, 1 month U.S. LIBOR + 0.470% 2.5348% 1/25/36 (b)(c)(d)		47,909	44,323
Class M3, 1 month U.S. LIBOR + 0.500% 2.5648% 1/25/36 (b)(c)(d)		69,967	64,172
Class M4, 1 month U.S. LIBOR + 0.610% 2.6748% 1/25/36 (b)(c)(d)		38,696	36,333
Class M5, 1 month U.S. LIBOR + 0.650% 2.7148% 1/25/36 (b)(c)(d)		38,696	31,149
Class M6, 1 month U.S. LIBOR + 0.700% 2.7648% 1/25/36 (b)(c)(d)		41,099	31,676
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.4948% 10/25/36 (b)(c)(d)		21,844	23,074
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 3/25/37 (b)(c)(d)		315,826	293,584
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.3348% 7/25/37 (b)(c)(d)		332,286	319,792
Class A2, 1 month U.S. LIBOR + 0.320% 2.3848% 7/25/37 (b)(c)(d)		310,476	304,287
Class M1, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (b)(c)(d)		109,022	101,422
Class M2, 1 month U.S. LIBOR + 0.410% 2.4748% 7/25/37 (b)(c)(d)		59,574	54,558
Class M3, 1 month U.S. LIBOR + 0.490% 2.5548% 7/25/37 (b)(c)(d)		48,826	41,020
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/37 (b)(c)(d)		293,821	275,010
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/37 (b)(c)(d)		63,815	58,837
Class M2, 1 month U.S. LIBOR + 0.340% 2.4048% 7/25/37 (b)(c)(d)		68,398	61,748
Class M3, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (b)(c)(d)		107,779	93,203
Class M4, 1 month U.S. LIBOR + 0.500% 2.5648% 7/25/37 (b)(c)(d)		169,229	142,042
Class M5, 1 month U.S. LIBOR + 0.600% 2.6648% 7/25/37 (b)(c)(d)		65,251	63,262
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(h)(l)		3,273,953	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.7292% 8/14/36 (b)(c)		1,000,000	943,002
Class E, 3.7292% 8/14/36 (b)(c)		1,000,000	878,269
BWAY Mortgage Trust Series 2015-1740 Class E, 4.8058% 1/10/35 (b)(c)		1,000,000	970,212
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.5337% 3/15/37 (b)(c)(d)		588,000	589,838
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.3127% 10/15/32 (b)(c)(d)		1,253,000	1,260,837
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.76% 6/15/35 (b)(c)(d)		836,000	841,225
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (b)(c)		606,000	608,771
CD Mortgage Trust Series 2017-CD3:
Class C, 4.714% 2/10/50 (c)		1,360,000	1,383,304
Class D, 3.25% 2/10/50 (b)		1,259,000	1,070,325
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.9473% 12/15/47 (b)(c)		750,000	797,051
CG-CCRE Commercial Mortgage Trust Series 2014-FL1:
Class YTC1, 1 month U.S. LIBOR + 2.489% 4.5517% 6/15/31 (b)(c)(d)		435,090	424,875
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.5517% 6/15/31 (b)(c)(d)		435,090	423,527
Class YTC3, 1 month U.S. LIBOR + 2.489% 4.5517% 6/15/31 (b)(c)(d)		156,667	151,861
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (b)(c)		162,000	161,024
Class F, 3.9121% 4/10/28 (b)(c)		1,133,000	1,122,894
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (b)(c)		1,205,000	1,164,768
Series 2013-GC15 Class D, 5.33% 9/10/46 (b)(c)		1,927,000	1,908,384
Series 2015-GC29 Class XA, 1.2468% 4/10/48 (c)(h)		66,003,292	3,373,956
Series 2015-GC33 Class XA, 1.1007% 9/10/58 (c)(h)		91,637,234	4,488,694
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.4127% 7/15/27 (b)(c)(d)		693,000	697,307
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,451,000	1,149,932
Series 2016-P6 Class XA, 0.9648% 12/10/49 (c)(h)		82,751,501	3,524,527
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		1,506,000	1,504,324
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 5.2211% 8/13/27 (b)(c)(d)		735,000	740,317
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		9,300,000	9,162,541
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,116,489
Series 2012-CR1:
Class C, 5.4982% 5/15/45 (c)		850,000	878,277
Class D, 5.4982% 5/15/45 (b)(c)		2,100,000	2,103,790
Class G, 2.462% 5/15/45 (b)		733,000	537,909
Series 2012-CR5 Class D, 4.4639% 12/10/45 (b)(c)		740,000	716,197
Series 2012-LC4:
Class C, 5.7771% 12/10/44 (c)		260,000	259,294
Class D, 5.7771% 12/10/44 (b)(c)		1,437,000	1,316,943
Series 2013-CCRE6 Class E, 4.2226% 3/10/46 (b)(c)		42,000	34,331
Series 2013-CR10:
Class C, 4.9611% 8/10/46 (b)(c)		270,000	272,139
Class D, 4.9611% 8/10/46 (b)(c)		1,578,000	1,404,365
Series 2013-CR12 Class D, 5.2502% 10/10/46 (b)(c)		1,680,000	1,459,984
Series 2013-CR6 Class F, 4.2226% 3/10/46 (b)(c)		418,000	281,136
Series 2013-CR9:
Class C, 4.3909% 7/10/45 (b)(c)		525,000	510,090
Class D, 4.3909% 7/10/45 (b)(c)		252,000	219,080
Series 2013-LC6 Class D, 4.4062% 1/10/46 (b)(c)		1,441,000	1,383,011
Series 2014-CR15 Class D, 4.8838% 2/10/47 (b)(c)		258,000	257,696
Series 2014-CR17:
Class D, 4.9614% 5/10/47 (b)(c)		1,292,000	1,195,942
Class E, 4.9614% 5/10/47 (b)(c)		182,000	148,300
Series 2014-CR19 Class XA, 1.3479% 8/10/47 (c)(h)		153,169,457	6,627,244
Series 2014-CR20 Class XA, 1.2857% 11/10/47 (c)(h)		124,303,496	5,930,980
Series 2014-LC17 Class XA, 1.075% 10/10/47 (c)(h)		107,307,078	3,214,405
Series 2014-UBS2 Class D, 5.1817% 3/10/47 (b)(c)		844,000	732,280
Series 2014-UBS4 Class XA, 1.3524% 8/10/47 (c)(h)		110,787,768	5,157,337
Series 2014-UBS6 Class XA, 1.1123% 12/10/47 (c)(h)		147,926,871	6,165,474
Series 2015-3BP Class F, 3.3464% 2/10/35 (b)(c)		1,500,000	1,373,058
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		483,000	477,422
Series 2015-DC1 Class XA, 1.2777% 2/10/48 (c)(h)		153,433,596	7,309,147
Series 2016-CD1 Class D, 2.904% 8/10/49 (b)(c)		1,006,000	825,304
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		1,024,000	860,909
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7157% 5/10/43 (b)(c)		965,870	958,470
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		340,000	283,546
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		150,760	151,111
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1643% 11/10/49 (c)		971,000	952,411
Class D, 2.9143% 11/10/49 (c)		508,000	413,918
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.9926% 8/15/45 (b)(c)		105,000	103,454
Class E, 4.9926% 8/15/45 (b)(c)		1,727,000	1,658,037
Class F, 4.25% 8/15/45 (b)		1,418,000	1,187,508
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		496,000	329,846
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		625,000	601,391
Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		493,000	479,821
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)		1,566,000	1,513,298
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		87,118	59,545
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (b)		1,196,000	1,072,178
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(c)		588,000	569,114
Series 2017-CX9 Class D, 4.2971% 9/15/50 (b)(c)		479,000	421,496
Series 2018-CX11 Class C, 4.9533% 4/15/51 (c)		777,000	787,894
CSMC Trust:
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.3127% 11/15/33 (b)(c)(d)		968,000	976,833
Series 2017-MOON Class E, 3.303% 7/10/34 (b)(c)		377,000	360,195
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (b)(c)		546,000	537,208
Class E, 5.099% 1/10/34 (b)(c)		1,449,000	1,387,670
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8843% 11/10/46 (b)(c)		1,810,000	1,876,079
Class F, 5.8843% 11/10/46 (b)(c)		1,828,000	1,850,070
Class G, 4.652% 11/10/46 (b)		1,948,000	1,761,925
Class XB, 0.3849% 11/10/46 (b)(c)(h)		20,920,000	139,365
Series 2011-LC3A Class D, 5.5156% 8/10/44 (b)(c)		812,000	835,479
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6344% 8/10/49 (c)		600,000	568,568
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		51,206,093	48,732,301
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.3014% 7/25/20 (c)(d)		12,900,000	12,907,107
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.2814% 10/25/19 (c)(d)		26,000,000	26,002,969
pass-thru certificates:
Series K011 Class X3, 2.6594% 12/25/43 (c)(h)		1,640,000	90,708
Series K012 Class X3, 2.3289% 1/25/41 (c)(h)		1,770,270	86,810
Series K013 Class X3, 2.9096% 1/25/43 (c)(h)		820,000	52,037
sequential payer:
Series 2017-K066 Class A2, 3.117% 6/25/27		11,800,000	11,595,403
Series 2018-K074 Class A2, 3.6% 1/25/28		4,000,000	4,055,016
Series K069 Class A2, 3.187% 9/25/27		18,600,000	18,332,041
Series K072 Class A2, 3.444% 12/25/27		4,500,000	4,510,086
Series K073 Class A2, 3.35% 1/25/28		51,200,000	50,932,050
Series K155:
Class A1, 3.75% 11/25/29		1,213,619	1,241,566
Class A2, 3.75% 11/25/32		18,000,000	18,307,436
Series 2018-K075 Class A2, 3.65% 2/25/28		37,520,000	38,187,076
Series K076 Class A2, 3.9% 6/25/51		22,300,000	23,148,330
Series K077 Class A2, 3.85% 5/25/28		34,786,000	35,975,274
Series K079:
Class A1, 3.729% 2/25/28		8,243,000	8,464,490
Class A2, 3.926% 6/25/28		28,327,000	29,457,811
Series KAIV Class X2, 3.6147% 6/25/41 (c)(h)		420,000	37,840
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28		7,400,000	7,649,788
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3734% 9/25/45 (b)(c)		1,815,000	1,877,424
Series 2011-K10 Class B, 4.7807% 11/25/49 (b)(c)		500,000	513,714
Series 2011-K11 Class B, 4.5653% 12/25/48 (b)(c)		750,000	768,504
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (b)(c)		18,910,000	18,909,860
Class CFX, 3.4949% 12/15/34 (b)(c)		14,152,000	14,125,471
Class DFX, 3.4949% 12/15/34 (b)(c)		27,804,000	27,672,537
Class EFX, 3.4949% 12/15/34 (b)(c)		1,750,000	1,733,950
Class FFX, 3.4949% 12/15/34 (b)(c)		2,737,000	2,697,805
Class GFX, 3.4949% 12/15/34 (b)(c)		3,263,000	3,204,347
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		93,656	90,210
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	832,502
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.0194% 11/21/35 (b)(c)(d)		412,000	414,060
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		1,913,000	1,884,409
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.1965% 8/10/43 (b)(c)		617,000	624,965
Class F, 4% 8/10/43 (b)		327,000	250,463
Class X, 1.4993% 8/10/43 (b)(c)(h)		4,687,168	98,538
GS Mortgage Securities Trust:
Series 2010-C2:
Class D, 5.3545% 12/10/43 (b)(c)		720,000	732,658
Class XA, 0.2717% 12/10/43 (b)(c)(h)		3,130,492	7,625
Series 2011-GC3 Class D, 5.8254% 3/10/44 (b)(c)		294,000	299,276
Series 2011-GC5:
Class C, 5.5579% 8/10/44 (b)(c)		1,050,000	1,087,901
Class D, 5.5579% 8/10/44 (b)(c)		2,004,000	1,958,923
Class E, 5.5579% 8/10/44 (b)(c)		711,000	591,641
Class F, 4.5% 8/10/44 (b)		1,209,000	670,436
Series 2012-GC6:
Class D, 5.8402% 1/10/45 (b)(c)		1,435,000	1,424,048
Class E, 5% 1/10/45 (b)(c)		412,000	357,401
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	271,764
Series 2012-GCJ7:
Class C, 5.9197% 5/10/45 (c)		630,000	648,860
Class D, 5.9197% 5/10/45 (b)(c)		2,204,000	2,113,410
Class E, 5% 5/10/45 (b)		1,311,000	904,844
Class F, 5% 5/10/45 (b)		2,079,000	663,842
Series 2012-GCJ9:
Class D, 4.9057% 11/10/45 (b)(c)		2,119,000	2,035,577
Class E, 4.9057% 11/10/45 (b)(c)		1,290,000	1,148,247
Series 2013-GC10 Class D, 4.5575% 2/10/46 (b)(c)		920,000	884,292
Series 2013-GC12:
Class D, 4.5873% 6/10/46 (b)(c)		219,000	197,503
Class XA, 1.5764% 6/10/46 (c)(h)		26,852,753	1,431,512
Series 2013-GC13 Class D, 4.2176% 7/10/46 (b)(c)		1,858,000	1,715,986
Series 2013-GC16:
Class C, 5.5232% 11/10/46 (c)		662,844	665,846
Class D, 5.5232% 11/10/46 (b)(c)		1,009,000	999,325
Class F, 3.5% 11/10/46 (b)		999,000	734,315
Series 2014-GC20 Class XA, 1.24% 4/10/47 (c)(h)		153,187,420	6,364,156
Series 2015-GC34 Class XA, 1.5007% 10/10/48 (c)(h)		29,006,034	1,996,163
Series 2016-GS2:
Class C, 4.6797% 5/10/49 (c)		699,000	715,076
Class D, 2.753% 5/10/49 (b)		677,000	553,877
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,776,000	1,410,781
Series 2016-GS4 Class C, 3.9236% 11/10/49 (c)		728,000	697,898
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,141,118
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (b)(c)		2,787,000	2,746,078
Class F, 4.2022% 2/10/29 (b)(c)		1,520,000	1,489,186
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		1,113,000	872,770
Series 2018-GS9 Class D, 3% 3/10/51 (b)		817,000	646,968
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)		1,702,000	1,541,825
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)		1,344,000	1,369,500
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.2127% 6/15/34 (b)(c)(d)		564,000	566,831
Class FFL, 1 month U.S. LIBOR + 2.850% 4.9127% 6/15/34 (b)(c)(d)		226,000	227,560
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		1,239,000	1,245,537
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.31% 7/17/37 (b)(c)(d)		1,323,000	1,324,548
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 5.0627% 6/15/32 (b)(c)(d)		105,000	105,984
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.2877% 4/15/47 (c)(h)		22,521,572	444,808
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		179,000	155,497
Series 2014-C26 Class D, 4.0664% 1/15/48 (b)(c)		707,000	646,840
Series 2015-C30 Class XA, 0.7616% 7/15/48 (c)(h)		81,057,614	2,296,135
Series 2015-C32 Class C, 4.8172% 11/15/48 (c)		2,327,000	2,329,954
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5951% 12/15/49 (b)(c)		1,462,000	1,237,119
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.2224% 12/15/49 (c)		946,000	868,590
Class D, 3.2224% 12/15/49 (b)(c)		1,148,000	959,713
Series 2017-C7:
Class C, 4.3246% 10/15/50 (c)		545,000	540,710
Class D, 3% 10/15/50 (b)		569,000	458,489
Series 2018-C8 Class D, 3.4039% 6/15/51 (b)(c)		394,000	315,778
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		313,778	319,539
Series 2003-C1 Class F, 5.6578% 1/12/37 (b)(c)		161,274	164,927
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (b)(c)		380,000	401,598
Class D, 7.6935% 12/5/27 (b)(c)		1,885,000	1,994,283
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		695,000	720,954
Series 2012-CBX:
Class C, 5.1909% 6/15/45 (c)		250,000	254,114
Class D, 5.1909% 6/15/45 (b)(c)		690,000	687,986
Class E, 5.1909% 6/15/45 (b)(c)		1,102,000	1,010,407
Class F, 4% 6/15/45 (b)		988,000	760,590
Class G 4% 6/15/45 (b)		1,079,000	581,201
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	171,999
Series 2005-LDP2 Class F, 5.01% 7/15/42 (c)		133,502	135,986
Series 2011-C3:
Class E, 5.8654% 2/15/46 (b)(c)		1,191,000	1,174,190
Class G, 4.409% 2/15/46 (b)(c)		353,000	288,676
Class H, 4.409% 2/15/46 (b)(c)		756,000	559,643
Class J, 4.409% 2/15/46 (b)(c)		106,000	69,150
Series 2011-C4:
Class E, 5.7146% 7/15/46 (b)(c)		1,130,000	1,171,467
Class F, 3.873% 7/15/46 (b)		105,000	102,989
Class H, 3.873% 7/15/46 (b)		674,250	530,676
Class NR, 3.873% 7/15/46 (b)		385,000	268,156
Series 2011-C5:
Class B. 5.5813% 8/15/46 (b)(c)		1,140,000	1,190,621
Class C, 5.5813% 8/15/46 (b)(c)		650,648	677,099
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,163,000	1,143,859
Class D, 4.3052% 4/15/46 (c)		1,800,000	1,571,676
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	1,028,194
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		816,000	660,960
Class E, 3.9314% 6/10/27 (b)(c)		1,169,000	890,581
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		1,319,000	1,292,141
Series 2018-AON Class F, 4.767% 7/5/31 (b)		721,000	711,519
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)		15,300,000	15,811,352
Class CFX, 4.9498% 7/5/33 (b)		3,645,000	3,769,779
Class DFX, 5.3503% 7/5/33 (b)		5,605,000	5,801,486
Class EFX, 5.5422% 7/5/33 (b)		7,669,000	7,841,076
Class XAFX, 1.2948% 7/5/33 (b)(c)(h)		55,000,000	2,741,129
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		1,218,000	1,167,936
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (b)(c)		588,000	603,667
Class E, 4.8035% 2/10/36 (b)(c)		1,050,000	1,007,497
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.8627% 9/15/28 (b)(c)(d)		1,459,198	1,460,067
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.221% 1/20/41 (b)(c)		256,000	255,819
Class E, 5.221% 1/20/41 (b)(c)		400,000	374,295
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7804% 5/12/39 (c)		265,608	266,975
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	721,821
Series 2012-C5 Class E, 4.8424% 8/15/45 (b)(c)		269,000	268,133
Series 2012-C6 Class D, 4.7264% 11/15/45 (b)(c)		1,552,000	1,564,068
Series 2013-C12 Class D, 4.9062% 10/15/46 (b)(c)		1,210,000	1,149,019
Series 2013-C13:
Class D, 5.0512% 11/15/46 (b)(c)		1,410,000	1,384,914
Class E, 5.0512% 11/15/46 (b)(c)		887,000	790,953
Series 2013-C7:
Class C, 4.2715% 2/15/46 (c)		483,000	477,235
Class D, 4.3875% 2/15/46 (b)(c)		1,111,000	1,018,595
Class E, 4.3875% 2/15/46 (b)(c)		340,000	269,877
Series 2013-C8 Class D, 4.1941% 12/15/48 (b)(c)		400,000	365,573
Series 2013-C9:
Class C, 4.1766% 5/15/46 (c)		790,000	771,649
Class D, 4.2646% 5/15/46 (b)(c)		1,747,000	1,644,532
Series 2014-C17 Class XA, 1.3506% 8/15/47 (c)(h)		171,033,031	6,882,728
Series 2015-C25 Class XA, 1.2761% 10/15/48 (c)(h)		47,090,588	2,732,422
Series 2016-C30:
Class C, 4.2668% 9/15/49 (c)		417,000	406,311
Class D, 3% 9/15/49 (b)		452,000	369,187
Series 2016-C31:
Class C, 4.4617% 11/15/49 (c)		946,000	941,208
Class D, 3% 11/15/49 (b)(c)		703,000	539,135
Series 2016-C32:
Class C, 4.4378% 12/15/49 (c)		651,000	643,570
Class D, 3.396% 12/15/49 (b)		924,000	759,466
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		879,000	713,906
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.6008% 3/15/45 (b)(c)		1,200,000	1,042,417
Series 1997-RR Class F, 7.51% 4/30/39 (b)(c)		15,739	15,613
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		33,151	28,276
Series 1999-WF1 Class O, 5.91% 11/15/31 (b)		9,365	9,200
Series 2011-C1:
Class D, 5.5993% 9/15/47 (b)(c)		1,760,000	1,812,766
Class E, 5.5993% 9/15/47 (b)(c)		573,100	591,688
Series 2011-C2:
Class D, 5.6675% 6/15/44 (b)(c)		1,545,000	1,544,139
Class E, 5.6675% 6/15/44 (b)(c)		600,000	573,127
Class F, 5.6675% 6/15/44 (b)(c)		550,000	488,540
Class XB, 0.6124% 6/15/44 (b)(c)(h)		9,001,008	121,707
Series 2011-C3:
Class D, 5.3257% 7/15/49 (b)(c)		1,720,000	1,774,220
Class E, 5.3257% 7/15/49 (b)(c)		532,000	532,832
Class F, 5.3257% 7/15/49 (b)(c)		317,000	306,328
Class G, 5.3257% 7/15/49 (b)(c)		957,000	835,312
Series 2012-C4 Class D, 5.6008% 3/15/45 (b)(c)		330,000	315,388
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		656,000	668,156
Class F, 4.4382% 9/9/32 (b)(c)		651,000	625,278
Series 2014-CPT Class F, 3.5604% 7/13/29 (b)(c)		1,436,000	1,403,158
Series 2015-MS1:
Class C, 4.1648% 5/15/48 (c)		734,000	707,280
Class D, 4.1648% 5/15/48 (b)(c)		1,260,000	1,125,279
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		798,000	686,720
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,350,000	1,122,518
Class D, 4.0391% 11/15/49 (c)		946,000	900,588
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.6627% 11/15/34 (b)(c)(d)		1,100,000	1,103,128
Series 2018-MP Class E, 4.4185% 7/11/40 (b)		882,000	808,818
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8556% 7/15/33 (b)(c)		80,465	85,011
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.9892% 8/15/19 (b)(c)(d)		485,220	489,953
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.3127% 8/15/34 (b)(c)(d)		3,118,411	3,139,889
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (b)(c)		17,023,788	16,608,491
Class B, 4.181% 11/15/34 (b)		7,169,750	7,058,814
Class C, 5.205% 11/15/34 (b)		5,015,000	5,001,099
Class D, 6.55% 11/15/34 (b)		1,888,700	1,874,776
Class E, 6.8087% 11/15/34 (b)		522,750	497,749
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		278,000	256,235
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		157,245	159,278
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 4.822% 6/15/35 (b)(c)(d)		100,000	100,225
Class WAN2, 1 month U.S. LIBOR + 3.750% 5.822% 6/15/35 (b)(c)(d)		100,000	100,222
Series 2018-285M Class F, 3.9168% 11/15/32 (b)(c)		294,000	276,815
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 5.0627% 11/15/34 (b)(c)(d)		364,000	364,908
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		912,980	1,036,963
RETL floater Series 2018-RVP:
Class A, 1 month U.S. LIBOR + 1.100% 3.1627% 3/15/33 (b)(c)(d)		41,445,552	41,587,731
Class E, 1 month U.S. LIBOR + 4.500% 6.5627% 3/15/33 (b)(c)(d)		514,328	521,412
Class F, 1 month U.S. LIBOR + 6.000% 8.0627% 3/15/33 (b)(c)(d)		516,084	523,193
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 5.3127% 11/15/27 (b)(c)(d)		663,000	641,785
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4805% 8/15/39 (c)		10,120	10,149
Series 2007-C4 Class F, 5.4805% 8/15/39 (c)		820,000	761,043
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.76% 2/15/35 (b)(c)(d)		314,000	315,963
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.7288% 5/10/45 (b)(c)		1,197,000	1,187,628
Class E, 5% 5/10/45 (b)(c)		537,000	470,189
Class F, 5% 5/10/45 (b)(c)		682,700	488,861
Series 2017-C7 Class XA, 1.2269% 12/15/50 (c)(h)		85,241,798	6,160,007
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		310,000	301,193
Series 2012-WRM Class E, 4.3793% 6/10/30 (b)(c)		970,000	920,917
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		1,299,000	1,251,100
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	191,898
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6615% 11/15/43 (b)(c)(h)		20,347,098	233,552
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	582,288
Class D, 4.922% 10/15/45 (b)(c)		1,776,000	1,766,658
Class E, 4.922% 10/15/45 (b)(c)		284,000	264,527
Series 2013-LC12 Class C, 4.4227% 7/15/46 (c)		760,000	747,077
Series 2015-C31 Class XA, 1.2343% 11/15/48 (c)(h)		37,840,932	2,218,209
Series 2015-NXS4 Class E, 3.7526% 12/15/48 (b)(c)		588,000	442,363
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	626,715
Class D, 3% 8/15/49 (b)		447,000	367,983
Series 2016-C34 Class XA, 2.3315% 6/15/49 (c)(h)		34,038,857	3,735,993
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,596,000	1,287,834
Series 2016-LC25 Class C, 4.5835% 12/15/59 (c)		903,000	876,620
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,218,000	989,804
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)		1,364,000	1,087,445
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		556,000	463,915
Series 2018-C43 Class C, 4.514% 3/15/51		629,000	626,042
Series 2018-C46 Class XA, 1.1169% 8/15/51 (c)(h)		74,321,691	4,828,851
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.78% 6/15/46 (b)(c)(d)		30,724,851	30,821,653
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	188,003
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	358,034
Class D, 5.8645% 3/15/44 (b)(c)		800,000	704,206
Class E, 5% 3/15/44 (b)		890,000	431,571
Class F, 5% 3/15/44 (b)		693,000	155,370
Series 2011-C4:
Class D, 5.3987% 6/15/44 (b)(c)		408,000	397,210
Class E, 5.3987% 6/15/44 (b)(c)		263,432	252,316
Series 2011-C5:
Class C, 5.8592% 11/15/44 (b)(c)		260,000	272,061
Class D, 5.8592% 11/15/44 (b)(c)		600,000	611,263
Class E, 5.8592% 11/15/44 (b)(c)		1,853,000	1,854,878
Class F, 5.25% 11/15/44 (b)(c)		933,000	819,814
Class G, 5.25% 11/15/44 (b)(c)		329,000	272,002
Class XA, 1.9082% 11/15/44 (b)(c)(h)		3,810,885	160,895
Series 2012-C6 Class D, 5.7675% 4/15/45 (b)(c)		540,000	549,696
Series 2012-C7:
Class C, 4.977% 6/15/45 (c)		1,270,000	1,283,949
Class E, 4.977% 6/15/45 (b)(c)		2,501,000	2,001,681
Class F, 4.5% 6/15/45 (b)		357,000	223,610
Class G, 4.5% 6/15/45 (b)		1,076,000	327,866
Series 2012-C8:
Class D, 5.0554% 8/15/45 (b)(c)		650,000	635,293
Class E, 5.0554% 8/15/45 (b)(c)		335,000	322,399
Series 2013-C11:
Class D, 4.412% 3/15/45 (b)(c)		870,000	838,041
Class E, 4.412% 3/15/45 (b)(c)		1,750,000	1,548,901
Series 2013-C13 Class D, 4.2758% 5/15/45 (b)(c)		600,000	558,008
Series 2013-C16 Class D, 5.1972% 9/15/46 (b)(c)		193,000	180,961
Series 2013-UBS1 Class D, 4.7688% 3/15/46 (b)(c)		756,000	702,161
Series 2014-C21 Class XA, 1.2268% 8/15/47 (c)(h)		102,182,139	4,622,148
Series 2014-C24 Class XA, 1.0309% 11/15/47 (c)(h)		33,362,507	1,302,606
Series 2014-LC14 Class XA, 1.4573% 3/15/47(c)(h)		69,775,391	2,936,679
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 5.783% 11/15/29 (b)(c)(d)		1,054,900	1,052,973
Class G, 1 month U.S. LIBOR + 3.020% 5.0827% 11/15/29 (b)(c)(d)		456,347	450,230
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (b)(c)		546,000	499,481
Class F, 3.7154% 11/10/36 (b)(c)		2,020,000	1,768,789
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)		489,000	384,929
Class PR2, 3.6332% 6/5/35 (b)(c)		1,260,000	913,520
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $887,995,387)			885,919,304

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,756,587
7.3% 10/1/39		27,595,000	39,022,090
7.5% 4/1/34		9,105,000	12,794,255
7.55% 4/1/39		18,745,000	27,799,397
7.6% 11/1/40		14,220,000	21,486,562
7.625% 3/1/40		10,110,000	14,971,090
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,436,100
Series 2010 C1, 7.781% 1/1/35		13,950,000	15,994,652
Series 2012 B, 5.432% 1/1/42		3,285,000	3,032,022
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		24,240,000	24,786,612
5.1% 6/1/33		63,045,000	60,844,730
Series 2010-1, 6.63% 2/1/35		11,945,000	12,710,913
Series 2010-3:
5.547% 4/1/19		330,000	333,689
6.725% 4/1/35		17,810,000	19,110,486
7.35% 7/1/35		8,165,000	9,074,254
Series 2010-5, 6.2% 7/1/21		4,896,000	5,080,677
Series 2011, 5.877% 3/1/19		77,850,000	78,850,373
Series 2013, 3.14% 12/1/18		3,490,000	3,487,173
TOTAL MUNICIPAL SECURITIES
(Cost $345,210,891)			355,571,662

Foreign Government and Government Agency Obligations - 1.0%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		$1,675,000	$1,618,888
5.875% 6/11/25		765,000	719,323
5.875% 6/11/25 (b)		535,000	503,056
6.125% 1/31/22 (b)		8,245,000	8,197,608
7.5% 1/31/27 (b)		600,000	598,500
7.903% 2/21/48 (b)		1,265,000	1,166,963
8.5% 1/31/47 (b)		2,490,000	2,433,118
Argentine Republic:
6.875% 4/22/21		21,465,000	19,136,262
7.5% 4/22/26		18,070,000	14,916,966
7.625% 4/22/46		4,065,000	2,991,881
Bahamian Republic 6% 11/21/28 (b)		585,000	597,870
Barbados Government:
7% 8/4/22 (b)(e)		1,525,000	838,750
7.25% 12/15/21 (b)(e)		90,000	49,500
Belarus Republic:
6.875% 2/28/23 (b)		3,455,000	3,517,536
7.625% 6/29/27 (b)		955,000	994,728
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,354,675
5.625% 1/7/41		14,860,000	12,831,759
5.625% 2/21/47		1,270,000	1,060,450
8.25% 1/20/34		6,175,000	7,047,219
Buenos Aires Province:
6.5% 2/15/23 (b)		650,000	526,507
9.95% 6/9/21 (b)		3,625,000	3,353,161
10.875% 1/26/21 (b)		3,775,000	3,586,288
10.875% 1/26/21 (Reg. S)		9,937,000	9,440,249
Cameroon Republic 9.5% 11/19/25 (b)		2,110,000	2,161,695
City of Buenos Aires 8.95% 2/19/21 (b)		525,000	498,755
Colombian Republic:
7.375% 9/18/37		1,220,000	1,560,075
10.375% 1/28/33		1,795,000	2,761,608
Croatia Republic 5.5% 4/4/23 (b)		475,000	502,726
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		650,000	649,791
5.75% 4/18/23 (b)		810,000	789,531
6.2% 5/11/27 (b)		305,000	288,674
6.25% 10/4/20 (b)		430,000	436,343
6.25% 7/27/21 (b)		360,000	365,881
Dominican Republic:
5.95% 1/25/27 (b)		1,140,000	1,161,375
6% 7/19/28 (b)		1,045,000	1,063,288
6.6% 1/28/24 (b)		1,520,000	1,603,129
6.85% 1/27/45 (b)		745,000	749,850
6.875% 1/29/26 (b)		1,220,000	1,311,232
7.45% 4/30/44 (b)		1,200,000	1,290,000
Ecuador Republic:
8.875% 10/23/27 (b)		1,920,000	1,747,200
9.65% 12/13/26 (b)		1,000,000	957,500
El Salvador Republic:
7.375% 12/1/19 (b)		3,655,000	3,737,238
7.75% 1/24/23 (b)		1,630,000	1,704,540
French Government 1% 11/25/18	EUR	8,070,000	9,398,520
Gabonese Republic 6.375% 12/12/24 (b)		1,465,000	1,331,105
Georgia Republic 6.875% 4/12/21 (b)		325,000	339,339
Ghana Republic 8.627% 6/16/49 (b)		835,000	817,605
Greek Government:
3.375% 2/15/25 (Reg. S) (b)	EUR	2,000,000	2,237,044
3.5% 1/30/23	EUR	600,000	698,833
Indonesian Republic:
2.625% 6/14/23	EUR	8,755,000	10,669,468
7.75% 1/17/38 (b)		2,250,000	2,987,303
8.5% 10/12/35 (Reg. S)		2,660,000	3,707,226
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		2,140,000	2,124,444
7.25% 4/15/19 (b)		7,065,000	7,031,194
8.25% 4/15/24 (b)		685,000	688,533
Ivory Coast 5.75% 12/31/32		925,000	832,511
Kingdom of Saudi Arabia 3.625% 3/4/28 (b)		790,000	758,400
Lebanese Republic:
5.15% 11/12/18		10,850,000	10,802,390
5.45% 11/28/19		3,415,000	3,281,371
5.5% 4/23/19		1,195,000	1,172,343
5.8% 4/14/20		1,105,000	1,052,513
6% 5/20/19		3,670,000	3,611,111
Mongolian People's Republic 8.75% 3/9/24 (b)		2,145,000	2,359,427
Moroccan Kingdom 4.25% 12/11/22 (b)		1,120,000	1,125,089
Panamanian Republic 9.375% 4/1/29		225,000	319,500
Peruvian Republic 4% 3/7/27 (p)		1,360,000	1,344,081
Plurinational State of Bolivia 5.95% 8/22/23 (b)		275,000	282,992
Province of Santa Fe 7% 3/23/23 (b)		4,460,000	3,807,770
Provincia de Cordoba:
7.125% 6/10/21 (b)		6,135,000	5,268,738
7.45% 9/1/24 (b)		1,920,000	1,495,219
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		862,500	871,125
Republic of Armenia:
6% 9/30/20 (b)		2,166,000	2,205,031
7.15% 3/26/25 (b)		775,000	816,075
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		7,850,000	7,196,519
6.752% 3/9/23 (b)		1,370,000	1,333,120
Republic of Kenya:
5.875% 6/24/19 (b)		530,000	532,756
5.875% 6/24/19 (Reg. S)		400,000	402,080
6.875% 6/24/24 (b)		325,000	318,708
7.25% 2/28/28 (b)		550,000	525,800
Republic of Nigeria:
6.75% 1/28/21 (b)		240,000	246,910
7.625% 11/28/47 (b)		835,000	757,579
Republic of Senegal 6.75% 3/13/48 (b)		495,000	422,879
Republic of Serbia 7.25% 9/28/21 (b)		310,000	337,348
Russian Federation:
5.25% 6/23/47 (b)		4,200,000	3,985,892
5.625% 4/4/42 (b)		1,850,000	1,914,239
5.875% 9/16/43 (b)		1,155,000	1,232,223
12.75% 6/24/28 (Reg. S)		4,355,000	7,011,550
Rwanda Republic 6.625% 5/2/23 (b)		1,135,000	1,138,746
South African Republic 5.875% 9/16/25		575,000	582,918
State of Qatar:
3.875% 4/23/23 (b)		2,055,000	2,062,521
4.5% 4/23/28 (b)		385,000	393,278
9.75% 6/15/30 (b)		1,440,000	2,138,515
Sultanate of Oman 6.75% 1/17/48 (b)		1,450,000	1,359,073
Turkish Republic:
5.125% 3/25/22		515,000	455,010
5.625% 3/30/21		1,580,000	1,446,332
5.75% 5/11/47		900,000	630,054
6% 3/25/27		885,000	729,256
6.25% 9/26/22		12,385,000	11,150,364
6.75% 5/30/40		1,225,000	964,002
6.875% 3/17/36		1,795,000	1,444,975
7% 3/11/19		1,070,000	1,056,655
7% 6/5/20		3,175,000	3,052,978
7.25% 3/5/38		1,150,000	960,250
7.375% 2/5/25		2,005,000	1,828,560
8% 2/14/34		560,000	507,950
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		895,000	767,165
Ukraine Government:
7.75% 9/1/20 (b)		5,085,000	5,054,653
7.75% 9/1/21 (b)		16,874,000	16,727,196
7.75% 9/1/22 (b)		14,179,000	13,931,151
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (j)(q)	GBP	1,532,000	1,986,161
4.25% 3/7/36 (j)(q)	GBP	1,095,000	1,969,213
4.25% 12/7/49 (j)(q)	GBP	1,530,000	3,172,916
United Mexican States 6.05% 1/11/40		1,135,000	1,268,363
Uruguay Republic 7.875% 1/15/33 pay-in-kind		520,000	704,080
Venezuelan Republic:
9.25% 9/15/27 (e)		10,950,000	2,847,000
11.95% 8/5/31 (Reg. S) (e)		2,420,000	629,200
12.75% 8/23/22 (e)		550,000	143,000
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.125% 3/13/28 (c)(d)(l)		195,000	174,359
5.5% 3/12/28		6,251,583	6,189,905
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $344,632,189)			327,941,390
		Shares	Value

Common Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	782,068
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Expro Holdings U.S., Inc. (l)		179,923	4,138,229
Expro Holdings U.S., Inc. (b)(l)		66,030	1,518,690
Forbes Energy Services Ltd. (r)		153,325	881,619
			6,538,538
Oil, Gas & Consumable Fuels - 0.0%
Frontera Energy Corp. (r)(s)		22,992	328,231

TOTAL ENERGY			6,866,769

MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	3,541,292
Metals & Mining - 0.0%
Warrior Metropolitan Coal, Inc.		16,422	394,949

TOTAL MATERIALS			3,936,241

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Consolidated Communications Holdings, Inc.		962	11,361
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (l)(r)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			45,961

UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (l)		88,700	3,237,550
TOTAL COMMON STOCKS
(Cost $23,111,003)			14,868,589

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		9,000	315,677
RLJ Lodging Trust Series A, 1.95%		17,900	476,140
			791,817
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		16,052	408,523
MFA Financial, Inc. Series B, 7.50%		22,500	575,550
Two Harbors Investment Corp. 7.50% (r)		17,000	423,810
			1,407,883
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 10.25% (r)		9,106	1,791,481
TOTAL FINANCIALS			3,199,364
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		24,500	650,230
Boston Properties, Inc. 5.25%		17,500	437,500
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,816	45,231
Series C, 6.50%		24,400	557,540
DDR Corp. Series K, 6.25%		17,823	439,212
National Storage Affiliates Trust Series A, 6.00%		11,900	298,592
PS Business Parks, Inc. Series W, 5.20%		1,000	24,300
Public Storage Series F, 5.15%		37,000	929,070
Rexford Industrial Realty, Inc. Series B, 5.875%		28,300	700,425
Spirit Realty Capital, Inc. Series A, 6.00%		2,400	57,480
Taubman Centers, Inc. Series J, 6.50%		11,338	286,851
			4,426,431

TOTAL NONCONVERTIBLE PREFERRED STOCKS			7,625,795

TOTAL PREFERRED STOCKS
(Cost $8,424,870)			8,417,612
		Principal Amount(a)	Value

Bank Loan Obligations - 4.4%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8344% 11/27/20 (c)(d)		4,494,474	4,344,673
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.3344% 11/27/21 (c)(d)		1,594,000	1,328,328
			5,673,001
Automobiles - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 2/1/24 (c)(d)		1,394,053	1,398,416
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3259% 2/1/25 (c)(d)		385,000	388,850
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 4.07% 12/31/18 (c)(d)		750,577	751,200
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.5759% 4/18/23 (c)(d)		1,926,158	1,959,866
			4,498,332
Distributors - 0.0%
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6729% 5/1/25 (c)(d)		3,000,000	2,913,750
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 11/7/23 (c)(d)		1,489,310	1,488,074
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5892% 11/14/22 (c)(d)		5,722,655	5,735,359
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.34% 7/3/20 (c)(d)		2,428,725	2,340,077
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2523% 11/17/24 (c)(d)		997,500	990,019
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 8/16/25 (c)(d)		1,475,000	1,476,844
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0844% 8/13/22 (c)(d)		4,397,913	4,395,714
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5844% 8/22/25 (c)(d)		1,000,000	1,010,000
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 4/26/24 (c)(d)		18,210,206	18,230,055
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3252% 3/13/25 (c)(d)		2,224,425	2,220,265
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 1/23/25 (c)(d)		1,391,513	1,393,252
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 11/8/23 (c)(d)		1,169,545	1,169,756
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 5/14/22 (c)(d)		4,729,013	4,734,924
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0759% 5/14/23 (c)(d)(l)		360,000	352,800
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0481% 11/29/24 (c)(d)		7,800,000	7,882,914
			53,420,053
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 5/31/25 (c)(d)		2,595,000	2,614,463
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 7/1/23 (c)(d)		1,885,549	1,876,121
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 7/31/24 (c)(d)		3,397,925	3,399,352
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3259% 2/15/24 (c)(d)		1,778,763	1,792,851
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 3/11/25 (c)(d)		5,735,625	5,742,795
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0975% 10/19/24 (c)(d)		4,024,396	4,012,846
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2068% 9/15/23 (c)(d)		2,051,031	2,060,363
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 2/17/24 (c)(d)		4,713,496	4,710,573
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 12/22/24 (c)(d)		27,860,000	27,938,287
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 2/14/21 (c)(d)		2,997,308	2,813,243
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 12/27/24 (c)(d)		1,019,875	1,020,303
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 4/18/24 (c)(d)		1,366,549	1,365,907
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 2/1/24 (c)(d)		9,850,709	9,771,903
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4083% 4/17/24 (c)(d)		3,206,762	3,216,799
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0759% 9/8/24 (c)(d)		940,000	960,567
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 3/8/24 (c)(d)		2,221,959	2,230,847
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 8/30/23 (c)(d)		2,834,870	2,829,994
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4683% 4/18/25 (c)(d)		1,220,000	1,222,440
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 11/30/23 (c)(d)		6,390,404	6,384,716
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 3/15/24 (c)(d)		3,007,463	3,006,530
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4725% 3/13/25 (c)(d)		2,920,000	2,931,855
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.08% 10/20/24 (c)(d)		10,547,000	10,533,816
3 month U.S. LIBOR + 7.000% 9.07% 10/20/25 (c)(d)		2,700,000	2,730,375
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8222% 10/4/23 (c)(d)		14,551,955	14,588,334
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 4/25/24 (c)(d)		1,098,900	1,098,900
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.8148% 10/25/23 (c)(d)		4,312,547	4,325,140
Houston Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8274% 7/20/25 (c)(d)		835,000	827,694
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8274% 3/16/26 (c)(d)		170,000	170,957
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3274% 3/16/25 (c)(d)		588,525	589,261
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8274% 4/3/25 (c)(d)		2,947,762	2,943,458
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 3/27/25 (c)(d)		4,987,500	4,976,927
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.062% 6/10/22 (c)(d)		4,263,055	4,260,412
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 8/9/25 (d)(t)		1,795,000	1,797,244
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 4.5759% 4/25/21 (c)(d)		1,702,000	1,697,745
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0759% 10/14/23 (c)(d)		1,368,264	1,261,375
Penn National Gaming, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.250% 10/1/25 (d)(t)		3,000,000	3,003,750
3 month U.S. LIBOR + 2.500% 4.5759% 1/19/24 (c)(d)		443,563	444,117
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.83% 4/27/24 (c)(d)		287,474	284,959
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.3259% 7/28/21 (c)(d)		2,369,731	2,351,958
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.34% 5/11/24 (c)(d)		705,265	704,030
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 8/14/24 (c)(d)		15,462,782	15,415,775
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 7/6/24 (c)(d)		2,481,250	2,489,389
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8314% 7/10/25 (c)(d)		10,500,000	10,578,015
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.58% 6/8/23 (c)(d)		5,960,524	5,971,372
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.3259% 2/1/25 (c)(d)		1,715,700	1,719,629
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 11/27/20 (c)(d)		323,241	324,453
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 5/30/25 (c)(d)		3,950,000	3,953,950
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.83% 12/31/21 (c)(d)		2,540,000	2,530,475
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.33% 5/31/24 (c)(d)		1,910,008	1,914,783
			195,391,048
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0759% 9/25/24 (c)(d)		23,155,895	23,387,454
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 8/19/23 (c)(d)		3,819,469	3,813,625
			27,201,079
Leisure Products - 0.0%
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 12/15/24 (c)(d)		4,975,000	4,977,687
Media - 0.4%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 9/26/21 (c)(d)		1,737,631	1,342,320
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 7/28/25 (c)(d)		1,975,050	1,970,942
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3127% 12/15/23 (c)(d)		1,727,462	1,727,825
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3127% 12/15/22 (c)(d)		1,945,000	1,944,514
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0638% 8/17/25 (c)(d)		3,000,000	3,011,250
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.09% 5/1/24 (c)(d)		1,009,800	1,011,062
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8159% 11/18/24 (c)(d)		4,962,500	4,912,875
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8259% 7/8/22 (c)(d)		3,528,638	3,472,392
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.3259% 7/8/23 (c)(d)		465,000	451,050
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3274% 6/7/23 (c)(d)		6,067,375	5,615,356
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 4/30/25 (c)(d)		16,417,500	16,417,500
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19 (d)(e)		8,600,000	6,399,862
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 2/28/25 (c)(d)		6,310,000	6,287,915
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5635% 1/25/26 (c)(d)		4,453,838	4,454,951
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 10/18/19 (c)(d)		3,895,809	3,793,076
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 5/29/21 (c)(d)		4,548,712	4,212,107
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.83% 12/18/20 (c)(d)		1,879,106	1,886,152
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.875% 3/16/25 (c)(d)		2,124,675	2,127,331
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.96% 1/15/25 (c)(d)		823,775	823,264
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.0759% 5/4/22 (c)(d)		7,739,077	7,375,340
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3135% 7/17/25 (c)(d)		2,618,381	2,606,703
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.0668% 8/14/26 (c)(d)		4,000,000	3,887,840
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9188% 10/24/21 (c)(d)		3,876,646	3,887,540
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 8/23/24 (c)(d)		2,044,550	2,044,550
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 8/24/22 (c)(d)		9,789,486	9,775,487
Telesat Canada Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.84% 11/17/23 (c)(d)		2,234,583	2,235,991
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5627% 1/15/26 (c)(d)		5,000,000	4,996,600
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.31% 8/19/23 (c)(d)		12,527,364	12,189,125
			120,860,920
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5673% 6/23/23 (c)(d)		5,698,149	5,215,857
Specialty Retail - 0.0%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0777% 6/15/23 (c)(d)		1,320,750	1,322,401
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0817% 7/2/22 (c)(d)		5,093,804	4,183,286
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.57% 11/17/24 (c)(d)		3,673,664	3,689,755
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.32% 10/11/19 (c)(d)		567,935	512,277
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 5.0529% 8/19/22 (c)(d)		3,099,451	3,110,733
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5924% 1/26/23 (c)(d)		4,730,417	3,450,082
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.09% 3/11/22 (c)(d)		2,533,639	2,178,930
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (d)(e)		1,873,392	1,873
			18,449,337

TOTAL CONSUMER DISCRETIONARY			438,601,064

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0747% 12/16/23 (c)(d)		1,970,000	1,972,463
Food & Staples Retailing - 0.2%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0844% 12/6/24 (c)(d)		2,224,135	2,219,976
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.8259% 8/25/21 (c)(d)		21,349,737	21,305,330
3 month U.S. LIBOR + 3.000% 5.337% 12/21/22 (c)(d)		4,546,494	4,532,764
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3264% 5/31/24 (c)(d)		9,000,000	8,786,250
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.0673% 2/3/24 (c)(d)		8,933,942	8,945,109
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.58% 6/28/20 (c)(d)		1,072,224	847,057
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2666% 2/6/25 (c)(d)		1,012,463	1,012,037
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 10/21/21 (c)(d)		3,815,236	3,810,467
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8259% 6/30/22 (c)(d)		2,913,000	2,738,220
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3259% 6/30/21 (c)(d)		3,297,845	3,258,700
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 11/15/22 (c)(d)		4,033,000	3,943,951
SUPERVALU, Inc. term loan:
3 month U.S. LIBOR + 3.500% 5.5759% 6/8/24 (c)(d)		540,329	540,891
3 month U.S. LIBOR + 3.500% 5.5759% 6/8/24 (c)(d)		324,197	324,535
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 6/27/23 (c)(d)		3,430,000	3,423,723
			65,689,010
Food Products - 0.1%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 10/7/23 (c)(d)		4,291,957	4,070,664
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 8/3/22 (c)(d)		1,048,740	1,044,807
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8346% 10/30/22 (c)(d)		8,885,107	8,876,488
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.07% 5/24/24 (c)(d)		5,400,450	5,394,239
			19,386,198
Personal Products - 0.0%
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.0759% 1/26/24 (c)(d)		1,433,779	1,431,313
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0627% 6/15/25 (c)(d)		1,205,000	1,212,531
			2,643,844

TOTAL CONSUMER STAPLES			89,691,515

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0774% 5/21/25 (c)(d)		1,740,000	1,723,139
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8259% 4/16/21 (c)(d)		1,511,210	1,512,162
Keane Group Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.875% 5/25/25 (c)(d)		1,185,000	1,179,075
			4,414,376
Oil, Gas & Consumable Fuels - 0.3%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5759% 5/18/23 (c)(d)		3,261,049	3,269,202
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3259% 6/22/24 (c)(d)		2,655,048	2,568,759
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4398% 12/31/21 (c)(d)		8,360,000	9,243,067
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8159% 12/31/22 (c)(d)		8,050,000	8,160,688
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5759% 8/23/21 (c)(d)		17,285,000	18,022,724
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8374% 7/29/21 (c)(d)		5,554,304	5,551,971
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5711% 5/7/25 (c)(d)		5,000,000	4,993,750
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 3/13/25 (c)(d)		1,251,863	1,254,216
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.8259% 3/28/22 (c)(d)		1,845,049	1,839,440
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.0774% 3/1/24 (c)(d)		3,500,000	3,381,875
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5826% 7/23/25 (c)(d)		6,490,000	6,534,651
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.09% 6/26/25 (c)(d)		5,500,000	5,491,420
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.0648% 2/15/24 (c)(d)		2,829,191	2,765,535
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 10/30/24 (c)(d)		2,443,525	2,418,063
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.0844% 12/19/20 (c)(d)		5,524,388	5,449,809
			80,945,170

TOTAL ENERGY			85,359,546

FINANCIALS - 0.3%
Capital Markets - 0.0%
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.08% 4/27/24 (c)(d)		3,014,550	3,009,847
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3127% 3/1/25 (c)(d)		3,298,584	3,293,439
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 4.89% 9/29/24 (c)(d)(u)		205,357	206,127
3 month U.S. LIBOR + 3.750% 6.203% 9/29/24 (c)(d)		1,508,246	1,513,901
			8,023,314
Diversified Financial Services - 0.1%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/15/25 (d)(t)		1,905,000	1,902,447
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8424% 10/31/24 (c)(d)		3,415,000	3,424,972
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5844% 2/13/25 (c)(d)		2,309,213	2,312,584
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 10/6/23 (c)(d)		4,118,000	4,128,295
Extell Boston 5.154% 8/31/21 (c)		888,487	888,487
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 12/27/22 (c)(d)		2,827,057	2,835,312
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 10/30/22 (c)(d)		2,000,000	2,006,080
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 7/3/24 (c)(d)		1,396,693	1,398,439
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 8/3/25 (c)(d)		1,500,000	1,502,820
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.375% 3/29/25 (c)(d)		1,391,513	1,398,470
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.58% 7/3/24 (c)(d)		990,000	995,772
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3148% 3/24/25 (c)(d)		1,995,000	1,992,506
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 6/30/24 (c)(d)		1,741,859	1,736,425
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8344% 2/10/24 (c)(d)		2,715,625	2,629,621
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 6/19/25 (c)(d)		2,000,000	2,006,260
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 4/9/23 (c)(d)		4,857,214	4,866,005
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.33% 8/18/23 (c)(d)		2,943,806	2,954,316
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (c)(l)		898,000	944,516
			39,923,327
Insurance - 0.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5924% 11/22/23 (c)(d)		4,330,760	4,340,504
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0673% 5/10/25 (c)(d)		5,402,263	5,400,102
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8269% 1/25/24 (c)(d)		2,977,500	2,981,222
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 11/3/23 (c)(d)		7,343,238	7,364,240
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 11/3/24 (c)(d)		4,000,000	4,010,000
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.0759% 8/4/22 (c)(d)		4,509,998	4,531,601
3 month U.S. LIBOR + 6.500% 8.5759% 8/4/25 (c)(d)		8,910,000	9,162,420
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3349% 4/25/25 (c)(d)		6,585,000	6,576,374
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 5/16/24 (c)(d)		5,597,700	5,581,355
			49,947,818
Real Estate Management & Development - 0.0%
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 3/23/25 (c)(d)		4,761,672	4,759,006
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0774% 12/5/20 (c)(d)		939,016	942,931

TOTAL FINANCIALS			103,596,396

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 6/22/24 (c)(d)		2,796,750	2,786,262
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6/18/24 (d)(t)		2,640,000	2,560,800
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.316% 6/30/25 (c)(d)		8,868,915	8,864,126
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3173% 7/9/25 (c)(d)		4,000,000	3,920,000
			18,131,188
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5626% 1/27/21 (c)(d)		6,665,942	6,565,220
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.84% 6/1/22 (c)(d)		925,000	928,469
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.83% 2/6/26 (c)(d)		750,000	743,910
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.08% 2/6/25 (c)(d)		1,221,938	1,218,125
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.08% 12/1/23 (c)(d)		3,106,723	3,102,840
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5844% 6/30/24 (c)(d)		677,400	676,269
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 3/13/25 (c)(d)		2,992,500	3,007,463
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 3/18/23 (c)(d)		6,561,937	6,589,301
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0844% 6/7/23 (c)(d)		2,103,746	2,101,706
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.625% 2/22/24 (c)(d)		2,124,675	2,126,014
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 6/23/24 (c)(d)		1,487,487	1,489,971
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 12/31/22 (c)(d)		4,461,376	4,338,688
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 2/11/23 (c)(d)		1,187,255	1,186,756
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 12/1/24 (c)(d)		2,487,500	2,480,038
			36,554,770
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 10/21/23 (c)(d)		2,403,199	2,406,948
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.5759% 10/21/24 (c)(d)		214,440	216,585
			2,623,533
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 9/27/24 (c)(d)		4,023,282	4,020,264
Pharmaceuticals - 0.1%
Akorn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.875% 4/17/21 (c)(d)		485,000	469,238
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 8/18/25 (c)(d)		3,140,000	3,148,980
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8119% 8/18/22 (c)(d)		139,700	139,700
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8259% 11/25/20 (c)(d)		230,955	207,282
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.4509% 11/25/22 (c)(d)		8,934,740	7,427,003
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 2/2/25 (c)(d)		1,592,563	1,585,603
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 3/27/23 (c)(d)		3,871,515	3,879,374
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0814% 6/1/25 (c)(d)		10,709,566	10,743,408
			27,600,588

TOTAL HEALTH CARE			88,930,343

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 5/30/25 (c)(d)		2,968,526	2,960,630
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 6/9/23 (c)(d)		5,911,590	5,897,757
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 8/22/24 (c)(d)		3,960,100	3,951,427
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.58% 2/28/21 (c)(d)		2,000,000	1,985,000
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2142% 4/30/25 (c)(d)		2,500,000	2,507,825
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1477% 4/30/26 (c)(d)		500,000	497,500
			17,800,139
Air Freight & Logistics - 0.0%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8326% 10/18/20 (c)(d)		625,000	624,219
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8135% 10/5/24 (c)(d)		1,865,637	1,869,834
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0648% 2/23/25 (c)(d)		1,475,000	1,477,847
			3,971,900
Building Products - 0.0%
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 6/1/25 (c)(d)		3,767,289	3,731,990
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.566% 10/17/23 (c)(d)		985,056	991,006
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 12/14/24 (c)(d)		1,189,025	1,188,288
The Hillman Group, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5/31/25 (d)(t)		237,410	236,446
3 month U.S. LIBOR + 3.500% 5.8344% 5/31/25 (c)(d)		762,590	759,494
			6,907,224
Commercial Services & Supplies - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5957% 6/21/24 (c)(d)		8,984,250	9,025,398
CRCI Longhorn Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5826% 8/1/25 (c)(d)		1,250,000	1,252,088
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 3/29/25 (c)(d)		1,571,063	1,575,980
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0844% 11/3/23 (c)(d)		4,718,225	4,435,131
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3069% 8/1/24 (c)(d)		794,000	796,485
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 3/9/23 (c)(d)		1,110,853	1,114,097
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 2/27/25 (c)(d)		6,867,788	6,824,864
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.5924% 6/1/22 (c)(d)		1,146,357	1,154,955
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 10/31/24 (c)(d)		1,273,600	1,276,784
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 5/2/22 (c)(d)		4,320,160	4,329,016
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8344% 12/8/23 (c)(d)		2,462,500	2,283,969
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8/15/25 (d)(t)		2,400,000	2,404,512
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6538% 8/15/25 (c)(d)		2,000,000	2,001,000
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.3259% 10/3/23 (c)(d)		3,748,618	3,743,145
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.58% 9/26/24 (c)(d)		1,290,389	1,288,131
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 9/28/24 (c)(d)		1,727,098	1,734,870
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 12/20/24 (c)(d)		2,195,824	2,197,207
			47,437,632
Construction & Engineering - 0.1%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 3/13/25 (c)(d)		1,864,900	1,866,075
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.34% 7/2/25 (c)(d)		2,250,000	2,247,188
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.58% 3/23/25 (c)(d)		1,378,075	1,387,032
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0874% 4/12/25 (c)(d)		2,145,000	2,151,263
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.34% 9/27/24 (c)(d)		2,365,000	2,373,869
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8344% 5/21/22 (c)(d)		3,149,489	3,169,173
			13,194,600
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3126% 11/30/23 (c)(d)		3,257,499	3,253,428
Machinery - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 5/9/25 (c)(d)		1,205,000	1,208,013
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 5/18/24 (c)(d)		1,265,462	1,264,083
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 7/30/24 (c)(d)		942,151	944,685
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 3/13/22 (c)(d)		3,565,892	3,576,304
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0844% 3/31/24 (c)(d)		389,079	390,842
			7,383,927
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.08% 6/22/22 (c)(d)		3,154,792	3,142,961
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.33% 9/14/20 (c)(d)		2,812,503	2,810,168
			5,953,129
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 4/4/24 (c)(d)		3,332,813	3,341,844
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 4/2/25 (c)(d)		1,148,905	1,148,905
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.375% 5/4/22 (c)(d)		1,405,732	1,410,413
			5,901,162
Road & Rail - 0.0%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.83% 6/30/23 (c)(d)		2,811,864	2,798,395
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3347% 9/11/24 (c)(d)		440,000	442,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0847% 9/11/23 (c)(d)		2,992,500	3,006,206
			6,247,351
Trading Companies & Distributors - 0.0%
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0759% 11/21/24 (c)(d)		1,855,338	1,875,877
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.35% 2/9/23 (c)(d)		3,436,640	3,436,640
			5,312,517
Transportation Infrastructure - 0.0%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.83% 7/7/22 (c)(d)		3,254,747	3,260,866

TOTAL INDUSTRIALS			126,623,875

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8168% 8/3/25 (c)(d)		3,825,000	3,776,920
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 2/1/24 (c)(d)		9,923,393	9,861,372
			13,638,292
Electronic Equipment & Components - 0.1%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8249% 2/28/25 (c)(d)		1,586,025	1,590,482
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 4.8683% 2/1/25 (c)(d)(u)		111,774	110,867
3 month U.S. LIBOR + 3.000% 5.0759% 2/1/25 (c)(d)		1,040,618	1,032,168
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0844% 2/1/26 (c)(d)		435,000	437,175
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1892% 1/31/24 (c)(d)		775,290	779,166
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3259% 3/8/26 (c)(d)		355,000	354,556
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 3/8/25 (c)(d)		1,230,000	1,227,946
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8344% 12/2/24 (c)(d)		1,953,950	1,971,047
3 month U.S. LIBOR + 7.500% 9.9669% 12/1/25 (c)(d)		750,000	759,375
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 2/15/24 (c)(d)		3,472,606	3,481,287
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 2/1/22 (c)(d)		2,158,040	2,159,184
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5814% 9/28/24 (c)(d)		4,289,373	4,291,175
			18,194,428
Internet Software & Services - 0.1%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.33% 10/19/23 (c)(d)		4,887,500	4,888,722
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8259% 11/29/24 (c)(d)		2,493,750	2,487,516
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0601% 2/9/23 (c)(d)		5,018,143	5,036,961
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.83% 5/31/25 (c)(d)		3,000,000	2,939,310
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5933% 2/7/25 (c)(d)		2,675,000	2,661,625
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5728% 9/29/24 (c)(d)		7,373,840	7,432,830
3 month U.S. LIBOR + 8.500% 10.5728% 9/29/25 (c)(d)		2,000,000	2,040,000
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8274% 9/15/24 (c)(d)		1,985,000	1,992,444
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3315% 8/1/25 (c)(d)		2,295,000	2,286,394
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 5/12/21 (c)(d)		918,440	917,981
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.5673% 7/13/23 (c)(d)		2,235,320	2,243,144
3 month U.S. LIBOR + 4.000% 6.0802% 4/4/25 (c)(d)		4,500,000	4,528,125
			39,455,052
IT Services - 0.1%
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0648% 3/20/24 (c)(d)		1,975,000	1,971,307
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.066% 7/10/22 (c)(d)		14,423,186	14,413,378
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.8259% 4/22/23 (c)(d)		1,229,053	1,229,311
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.3259% 12/1/24 (c)(d)		1,895,250	1,890,114
3 month U.S. LIBOR + 7.250% 9.3259% 12/1/25 (c)(d)		750,000	749,250
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 5/1/24 (c)(d)		5,316,300	5,325,816
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 3.8127% 8/9/24 (c)(d)		3,740,625	3,739,278
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 8/27/25 (d)(t)		5,380,000	5,410,289
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 7/1/23 (c)(d)		3,178,212	3,183,329
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 12/7/23 (c)(d)		3,472,125	3,477,923
			41,389,995
Semiconductors & Semiconductor Equipment - 0.0%
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 5/29/25 (c)(d)		5,000,000	4,990,650
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3259% 6/13/25 (c)(d)		3,865,000	3,787,700
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 6/13/24 (c)(d)		8,894,322	8,847,449
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.84% 12/20/23 (c)(d)		685,000	685,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.59% 12/20/22 (c)(d)		1,905,875	1,909,973
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 3.750% 8/14/25 (d)(t)		2,000,000	2,000,000
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 4/30/25 (c)(d)		3,500,000	3,500,000
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5659% 8/23/25 (c)(d)		1,505,000	1,512,525
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 5.250% 7.3259% 10/31/24 (c)(d)		5,221,913	5,238,257
3 month U.S. LIBOR + 8.000% 10.0759% 10/31/25 (c)(d)		740,000	736,300
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0659% 8/23/26 (c)(d)		240,000	241,200
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.3159% 8/23/25 (c)(d)		2,720,000	2,727,942
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5668% 8/14/25 (c)(d)		1,930,000	1,926,391
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.33% 6/1/22 (c)(d)		4,836,634	4,838,376
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.33% 12/22/23 (c)(d)		2,468,813	2,473,454
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 7/1/22 (c)(d)		1,346,366	1,353,434
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0759% 11/21/24 (c)(d)		4,477,500	4,453,724
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5931% 11/1/24 (c)(d)		5,095,000	5,201,129
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3427% 11/1/23 (c)(d)		6,912,806	6,926,632
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.33% 1/20/24 (c)(d)		5,173,416	5,184,177
3 month U.S. LIBOR + 9.000% 11.08% 1/20/25 (c)(d)		1,000,000	957,500
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 11/20/21 (c)(d)		477,600	471,831
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.5759% 6/21/24 (c)(d)		8,052,500	8,032,369
3 month U.S. LIBOR + 2.500% 4.5759% 6/21/24 (c)(d)		1,205,975	1,202,960
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8/9/26 (d)(t)		275,000	276,375
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8/9/25 (d)(t)		1,135,000	1,135,851
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5844% 5/31/25 (c)(d)		3,245,000	3,232,831
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3344% 5/31/26 (c)(d)		1,560,000	1,553,495
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 3/3/23 (c)(d)		4,865,956	4,859,873
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.5844% 9/30/22 (c)(d)		4,788,558	4,799,333
Sound Inpatient Physicians, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 6/28/25 (c)(d)		780,000	781,303
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8259% 6/28/26 (c)(d)		155,000	155,194
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 7/8/22 (c)(d)		1,483,738	1,485,964
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 4/16/25 (c)(d)		6,581,267	6,584,557
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 4/16/25 (c)(d)		2,560,112	2,561,392
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4/16/25 (d)(t)		1,640,000	1,640,344
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8344% 9/30/23 (c)(d)		2,698,167	2,705,479
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.58% 12/4/20 (c)(d)		769,285	771,016
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 7/2/25 (c)(d)		6,500,000	6,483,230
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3259% 7/2/26 (c)(d)		2,250,000	2,256,323
			115,490,883
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 9/7/23 (c)(d)		1,596,139	1,595,469

TOTAL INFORMATION TECHNOLOGY			234,754,769

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8259% 3/21/25 (c)(d)		2,239,388	2,242,187
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8269% 5/17/24 (c)(d)		1,980,000	1,982,475
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5759% 11/18/23 (c)(d)		1,792,700	1,803,904
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.195% 3/28/25 (c)(d)		1,361,588	1,365,849
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8259% 3/28/26 (c)(d)		750,000	749,063
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 3/8/25 (c)(d)		1,897,436	1,903,754
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (c)(d)		3,078,767	3,087,018
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 6/7/20 (c)(d)		2,412,413	2,417,310
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3344% 3/13/25 (c)(d)		2,493,750	2,527,042
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.625% 10/11/24 (c)(d)		4,079,175	4,097,042
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 2/8/25 (c)(d)		945,250	945,760
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.83% 4/3/25 (c)(d)		2,351,310	2,344,444
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.0759% 9/6/24 (c)(d)		1,985,000	1,984,008
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 9/22/24 (c)(d)		1,654,477	1,659,506
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 9/22/24 (c)(d)		3,818,023	3,829,630
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 7/1/24 (c)(d)		1,071,560	1,073,735
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 8/8/24 (c)(d)		1,250,550	1,250,550
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 4/3/25 (c)(d)		744,211	746,257
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 4/3/25 (c)(d)		1,275,789	1,279,298
			37,288,832
Containers & Packaging - 0.1%
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5759% 7/26/25 (c)(d)		2,170,000	2,188,988
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1145% 11/7/25 (c)(d)		6,100,000	6,098,292
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.1859% 10/1/22 (c)(d)		4,655,205	4,656,369
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 3.9359% 1/6/21 (c)(d)		3,552,000	3,549,336
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5814% 4/3/24 (c)(d)		990,000	985,753
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 3/14/22 (c)(d)		3,466,125	3,487,788
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 5/16/24 (c)(d)		1,222,650	1,219,899
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 5/22/24 (c)(d)		2,272,854	2,274,558
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 4/3/25 (c)(d)		2,355,000	2,361,311
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3374% 12/29/23 (c)(d)		4,493,125	4,474,883
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/29/25 (c)(d)		2,500,000	2,496,875
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.58% 10/14/24 (c)(d)		813,850	811,962
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8259% 2/5/23 (c)(d)		6,065,551	6,082,898
			40,688,912
Metals & Mining - 0.1%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.09% 12/22/23 (c)(d)		1,293,500	1,295,518
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.59% 8/25/23 (c)(d)		4,632,318	3,841,952
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5819% 6/14/21 (c)(d)		2,836,917	2,835,158
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3259% 10/17/22 (c)(d)		5,917,029	5,516,565
			13,489,193

TOTAL MATERIALS			91,466,937

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.7774% 2/6/22 (c)(d)		945,000	924,919
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8288% 6/28/23 (c)(d)		1,100,000	1,098,625
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.08% 3/23/24 (c)(d)		1,456,563	1,450,008
			3,473,552
Real Estate Management & Development - 0.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.08% 3/24/25 (c)(d)		876,161	893,684
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.58% 3/24/24 (c)(d)		1,062,609	1,062,163
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 8/21/25 (d)(t)		7,500,000	7,471,875
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3173% 2/8/25 (c)(d)		4,938,998	4,947,641
Simply Storage Management LLC 8.2375% 9/6/21 (c)(l)		1,305,000	1,309,959
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.067% 12/22/24 (c)(d)		8,590,909	8,584,466
			24,269,788

TOTAL REAL ESTATE			27,743,340

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.8135% 7/15/25 (c)(d)		1,481,250	1,433,109
3 month U.S. LIBOR + 2.750% 4.8135% 1/31/26 (c)(d)		1,985,000	1,914,533
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.83% 3/31/21 (c)(d)		7,430,458	7,207,544
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.83% 6/15/24 (c)(d)		13,251,879	12,788,063
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.317% 2/22/24 (c)(d)		11,805,000	11,816,451
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 2/2/26 (c)(d)		10,790,000	10,787,734
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5759% 11/1/24 (c)(d)		9,532,100	9,520,185
3 month U.S. LIBOR + 8.250% 10.3259% 11/1/25 (c)(d)		1,500,000	1,496,250
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.8216% 7/31/25 (c)(d)		3,843,310	3,637,693
			60,601,562
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.57% 5/25/24 (c)(d)		4,396,248	4,103,150
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8148% 11/27/23 (c)(d)		21,300,000	21,391,803
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.5648% 1/2/24 (c)(d)		3,500,000	3,667,720
Tranche B-5, term loan 6.625% 1/2/24		4,735,000	4,955,178
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 4/11/25 (c)(d)		2,810,000	2,799,856
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0673% 3/9/23 (c)(d)		4,488,750	4,449,518
			41,367,225

TOTAL TELECOMMUNICATION SERVICES			101,968,787

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8259% 8/1/26 (c)(d)		1,555,000	1,576,381
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8259% 8/1/25 (c)(d)		8,000,000	8,042,000
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.33% 3/14/21 (c)(d)		884,824	672,466
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.33% 3/14/21 (c)(d)		87,227	66,292
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.32% 11/28/24 (c)(d)		2,942,098	2,949,453
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 11/13/21 (c)(d)		3,019,185	3,004,089
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8114% 6/25/25 (c)(d)		2,555,000	2,574,163
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8259% 1/30/24 (c)(d)		2,498,958	2,484,914
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8259% 1/30/24 (c)(d)		134,217	133,463
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 8/4/23 (c)(d)		7,146,083	7,131,934
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.3259% 12/14/23 (c)(d)		1,477,500	1,476,998
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.0643% 12/31/25 (c)(d)		4,520,000	4,508,700
			34,620,853
Gas Utilities - 0.0%
GIM Channelview Cogeneration LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.33% 5/3/25 (c)(d)		335,000	337,513
Independent Power and Renewable Electricity Producers - 0.0%
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.33% 12/9/21 (c)(d)		2,669,584	2,362,582
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 6/26/22 (c)(d)		2,239,601	2,242,401
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 11/8/22 (c)(d)		805,950	805,950
			5,410,933

TOTAL UTILITIES			40,369,299

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,434,674,377)			1,429,105,871

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21		18,827,000	18,544,973
Discover Bank:
(Delaware) 3.2% 8/9/21		$25,781,000	$25,543,034
3.1% 6/4/20		22,584,000	22,489,373
4.682% 8/9/28 (c)		13,883,000	13,876,059
8.7% 11/18/19		2,958,000	3,131,222
KeyBank NA 6.95% 2/1/28		1,977,000	2,389,861
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,311,278
Synchrony Bank 3.65% 5/24/21		23,372,000	23,222,840
TOTAL BANK NOTES
(Cost $120,640,173)			120,508,640

Preferred Securities - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(f)	EUR	$1,560,000	$1,815,100
2.7%(Reg. S) (c)(f)	EUR	1,800,000	2,107,425
4.625% (Reg. S) (c)(f)	EUR	1,500,000	1,751,333
			5,673,858
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (f)		5,702,000	5,665,239
Danone SA 1.75% (Reg. S) (c)(f)	EUR	1,600,000	1,812,355
			7,477,594
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Andeavor Logistics LP 6.875% (c)(f)		7,770,000	7,814,568
Energy Transfer Partners LP 6.25% (c)(f)		11,264,000	10,930,442
			18,745,010
FINANCIALS - 0.5%
Banks - 0.5%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		2,678,000	2,472,073
Banco Do Brasil SA 9% (b)(c)(f)		6,090,000	5,875,283
Banco Mercantil del Norte SA 7.625% (b)(c)(f)		2,310,000	2,370,777
Bank of America Corp.:
5.875% (c)(f)		3,665,000	3,764,468
6.1% (c)(f)		8,141,000	8,801,217
6.25% (c)(f)		5,325,000	5,780,664
6.5% (c)(f)		3,000,000	3,306,045
Bank of Nova Scotia 4.65% (c)(f)		3,105,000	2,939,786
Barclays Bank PLC 7.625% 11/21/22		31,965,000	35,344,554
Barclays PLC:
6.625% (c)(f)		15,185,000	15,415,753
7.875% (Reg. S) (c)(f)	GBP	2,000,000	2,805,012
BNP Paribas SA:
6.75% (Reg. S) (c)(f)		3,095,000	3,234,632
7% (b)(c)(f)		1,065,000	1,068,241
Citigroup, Inc.:
5.875% (c)(f)		4,305,000	4,522,937
5.95% (c)(f)		5,290,000	5,480,830
5.95% (c)(f)		2,285,000	2,369,828
Credit Agricole SA:
6.625% (b)(c)(f)		10,445,000	10,671,509
7.875% (b)(c)(f)		4,250,000	4,573,381
HSBC Holdings PLC 5.25% (c)(f)	EUR	3,927,000	4,965,356
Itau Unibanco Holding SA 6.125% (b)(c)(f)		2,670,000	2,445,872
KBC Groep NV 5.625% (c)(f)	EUR	1,530,000	1,820,620
Royal Bank of Scotland Group PLC:
7.5% (c)(f)		9,170,000	9,515,981
8.625% (c)(f)		3,665,000	3,977,132
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)	EUR	1,910,000	2,668,896
Tinkoff Credit Systems 9.25% (Reg. S) (c)(f)		1,475,000	1,463,356
			147,654,203
Capital Markets - 0.0%
Deutsche Bank AG 6% (Reg. S) (c)(f)	EUR	1,500,000	1,688,316
Insurance - 0.0%
Assicurazioni Generali SpA 6.416% (c)(f)	GBP	1,000,000	1,372,390
Aviva PLC 6.125% (c)(f)	GBP	3,670,000	5,473,196
AXA SA:
3.941% (c)(f)	EUR	1,538,000	1,946,808
6.463% (Reg. S) (c)(f)		1,012,000	1,008,914
6.6862% (c)(f)	GBP	100,000	150,510
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(f)		3,111,000	2,935,311
			12,887,129

TOTAL FINANCIALS			162,229,648

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(f)		5,650,000	2,350,968
7.5% (Reg. S) (f)		100,000	41,610
			2,392,578
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 4.375% (Reg. S) (c)(f)	EUR	2,501,000	2,761,286
Grand City Properties SA 3.75% (c)(f)	EUR	3,200,000	3,899,133
			6,660,419
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(f)		1,460,000	1,556,508
UTILITIES - 0.0%
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (c)(f)	GBP	1,925,000	2,509,711
TOTAL PREFERRED SECURITIES
(Cost $206,117,764)			207,245,326
		Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.97% (v)
(Cost $693,978,082)		693,915,790	694,054,573

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Citibank to pay semi-annually a fixed rate of 3.034% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	52,400,000	$1,455,895
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.085% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	111,000,000	2,950,873
Option with an exercise rate of 3.00% on a credit default swap with JPMorgan Chase Bank NA to buy protection on the iTraxx Europe Crossover expiring June 2023, paying 5% quarterly	10/17/18	EUR 25,200,000	247,527
Option with an exercise rate of 3.25% on a credit default swap with Citibank to buy protection on the iTraxx Europe Crossover Index expiring June 2023, paying 5% quarterly	10/17/18	EUR 33,700,000	181,700
Option with an exercise rate of 3.375% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Index expiring June 2023, paying 5% quarterly	9/19/18	EUR 7,300,000	7,663

TOTAL PUT OPTIONS			4,843,658

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.085% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	111,000,000	3,773,173
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.034% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	52,400,000	1,686,346

TOTAL CALL OPTIONS			5,459,519

TOTAL PURCHASED SWAPTIONS
(Cost $10,612,019)			10,303,177
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $33,974,753,429)			33,529,721,353
NET OTHER ASSETS (LIABILITIES) - (3.9)%			(1,259,236,007)
NET ASSETS - 100%			$32,270,485,346

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 9/1/33	$(8,900,000)	$(8,653,481)
3% 9/1/33	(17,775,000)	(17,668,743)
3% 9/1/33	(17,750,000)	(17,643,892)
3% 9/1/33	(17,750,000)	(17,643,892)
3% 9/1/33	(23,725,000)	(23,583,174)
3.5% 9/1/33	(13,100,000)	(13,238,902)
3.5% 9/1/48	(8,300,000)	(8,250,353)
3.5% 9/1/48	(16,100,000)	(16,003,696)
4% 9/1/48	(16,000,000)	(16,287,923)
4% 9/1/48	(10,900,000)	(11,096,148)
4% 9/1/48	(2,050,000)	(2,086,890)
4.5% 9/1/48	(13,100,000)	(13,601,916)
4.5% 9/1/48	(60,700,000)	(63,025,672)
4.5% 9/1/48	(10,000,000)	(10,383,142)
4.5% 9/1/48	(58,100,000)	(60,326,055)
4.5% 9/1/48	(69,700,000)	(72,370,500)
4.5% 9/1/48	(27,600,000)	(28,657,472)
TOTAL TBA SALE COMMITMENTS
(Proceeds $400,549,760)		$(400,521,851)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.94% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	93,400,000	$(3,042,143)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	34,500,000	(1,110,019)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	151,600,000	(4,676,769)

TOTAL PUT SWAPTIONS			(8,828,931)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.94% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	93,400,000	(2,900,975)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	34,500,000	(1,088,283)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	151,600,000	(4,780,764)

TOTAL CALL SWAPTIONS			(8,770,022)

TOTAL WRITTEN SWAPTIONS			$(17,598,953)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	36	Sept. 2018	$3,379,782	$82,897	$82,897
TME 10 Year Canadian Note Contracts (Canada)	72	Dec. 2018	7,436,690	47,941	47,941
TOTAL BOND INDEX CONTRACTS					130,838
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	94	Dec. 2018	19,867,781	(10,465)	(10,465)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	134	Dec. 2018	15,195,391	(21,063)	(21,063)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	279	Dec. 2018	40,237,031	(194,595)	(194,595)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	75	Dec. 2018	9,603,516	(3,674)	(3,674)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	66	Dec. 2018	10,514,625	(67,296)	(67,296)
TOTAL TREASURY CONTRACTS					(297,093)

TOTAL PURCHASED					(166,255)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	345	Sept. 2018	52,960,670	(132,358)	(132,358)
Eurex Euro-Bund Contracts (Germany)	119	Sept. 2018	22,552,363	(330,692)	(330,692)
TOTAL BOND INDEX CONTRACTS					(463,050)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	373	Dec. 2018	44,859,078	86,677	86,677
CBOT 2-Year U.S. Treasury Note Contracts (United States)	421	Dec. 2018	88,982,297	38,665	38,665
CBOT 5-Year U.S. Treasury Note Contracts (United States)	503	Dec. 2018	57,039,414	77,946	77,946
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,836	Dec. 2018	235,094,063	82,189	82,189
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	18	Dec. 2018	2,867,625	18,523	18,523
TOTAL TREASURY CONTRACTS					304,000

TOTAL SOLD					(159,050)

TOTAL FUTURES CONTRACTS					$(325,305)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 1.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	242,895	CAD	318,885	Barclays Bank PLC	9/4/18	$(1,461)
USD	98,632	CAD	128,855	JPMorgan Chase Bank	9/10/18	(117)
USD	31,295	CAD	40,768	Royal Bank Of Canada	9/11/18	51
CAD	389,177	USD	298,542	Morgan Stanley Cap. Group	9/12/18	(283)
USD	300,046	CAD	389,177	Goldman Sachs Bank USA	9/12/18	1,787
USD	75,109	CAD	97,687	JPMorgan Chase Bank	9/13/18	241
EUR	410,000	USD	469,297	JPMorgan Chase Bank	11/29/18	9,764
EUR	1,898,000	USD	2,217,363	State Street Bank And Trust Co.	11/29/18	341
EUR	1,034,000	USD	1,203,448	State Street Bank And Trust Co.	11/29/18	4,722
USD	9,952,080	CAD	13,061,000	State Street Bank And Trust Co.	11/29/18	(72,314)
USD	437,118	EUR	380,000	JPMorgan Chase Bank	11/29/18	(6,890)
USD	9,893,174	EUR	8,514,000	JPMorgan Chase Bank	11/29/18	(54,945)
USD	340,067	EUR	289,000	Royal Bank Of Canada	11/29/18	2,387
USD	228,784,485	EUR	199,129,000	State Street Bank And Trust Co.	11/29/18	(3,886,302)
USD	48,424,036	GBP	37,815,000	State Street Bank And Trust Co.	11/29/18	(781,252)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(4,784,271)
					Unrealized Appreciation	19,293
					Unrealized Depreciation	(4,803,564)

For the period, the average contract value for forward foreign currency contracts was $307,714,688. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(85,605)	$0	$(85,605)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 4,200,000	(110,960)	70,597	(40,363)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(89,663)	91,709	2,046
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	Quarterly	EUR 3,500,000	(10,378)	1,479	(8,899)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2023	BNP Paribas SA	(1%)	Quarterly	EUR 4,182,000	30,496	0	30,496
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(23,396)	(88,622)	(112,018)
WPP Finance SA		Jun. 2023	Citibank, N.A.	(1%)	Quarterly	EUR 850,000	(10,353)	8,936	(1,417)
WPP Finance SA		Jun. 2023	Credit Suisse International	(1%)	Quarterly	EUR 800,000	(9,744)	7,275	(2,469)
TOTAL BUY PROTECTION							(309,603)	91,374	(218,229)
Sell Protection
5-Year iTraxx Europe Senior Financials Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	198,088	0	198,088
BNP Paribas SA	Baa2	Jun. 2023	JPMorgan Chase Bank, N.A.	1%	Quarterly	EUR 1,750,000	(32,644)	39,991	7,347
Intesa Sanpaolo Spa	Ba1	Jun. 2023	Goldman Sachs Bank USA	1%	Quarterly	EUR 2,250,000	(318,986)	249,887	(69,099)
Telecom Italia Spa	Ba1	Jun. 2023	BNP Paribas SA	1%	Quarterly	EUR 1,850,000	(110,044)	115,219	5,175
TOTAL SELL PROTECTION							(263,586)	405,097	141,511

TOTAL CREDIT DEFAULT SWAPS							$(573,189)	$496,471	$(76,718)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	6-month LIBOR(3)	Semi - annual	LCH	Dec. 2025	GBP 12,983,000	$9,768	$0	$9,768
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2033	EUR 15,236,000	155,579	0	155,579
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2038	EUR 1,439,000	15,537	0	15,537

TOTAL INTEREST RATE SWAPS							$180,884	$0	$180,884

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,211,825,463 or 10.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $6,595,431.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,086,172.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $66,165.

 (l) Level 3 security

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (p) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (q) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,524,305.

 (r) Non-income producing

 (s) A portion of the security sold on a delayed delivery basis.

 (t) The coupon rate will be determined upon settlement of the loan after period end.

 (u) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $158,008 and $158,468, respectively.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,466,670
Total	$11,466,670

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$782,068	$782,068	$--	$--
Energy	6,866,769	1,209,850	--	5,656,919
Financials	3,199,364	1,407,883	1,791,481	--
Materials	3,936,241	3,936,241	--	--
Real Estate	5,218,248	4,426,431	791,817	--
Telecommunication Services	45,961	11,361	--	34,600
Utilities	3,237,550	--	--	3,237,550
Corporate Bonds	10,195,850,921	--	10,195,850,921	--
U.S. Government and Government Agency Obligations	11,979,505,417	--	11,979,505,417	--
U.S. Government Agency - Mortgage Securities	5,911,323,594	--	5,911,323,594	--
Asset-Backed Securities	656,465,276	--	654,871,934	1,593,342
Collateralized Mortgage Obligations	732,640,001	--	732,640,001	--
Commercial Mortgage Securities	885,919,304	--	885,919,304	--
Municipal Securities	355,571,662	--	355,571,662	--
Foreign Government and Government Agency Obligations	327,941,390	--	327,767,031	174,359
Bank Loan Obligations	1,429,105,871	--	1,426,498,596	2,607,275
Bank Notes	120,508,640	--	120,508,640	--
Preferred Securities	207,245,326	--	207,245,326	--
Money Market Funds	694,054,573	694,054,573	--	--
Purchased Swaptions	10,303,177	--	10,303,177	--
Total Investments in Securities:	$33,529,721,353	$705,828,407	$32,810,588,901	$13,304,045
Derivative Instruments:
Assets
Futures Contracts	$434,838	$434,838	$--	$--
Forward Foreign Currency Contracts	19,293	--	19,293	--
Swaps	409,468	--	409,468	--
Total Assets	$863,599	$434,838	$428,761	$--
Liabilities
Futures Contracts	$(760,143)	$(760,143)	$--	$--
Forward Foreign Currency Contracts	(4,803,564)	--	(4,803,564)	--
Swaps	(801,773)	--	(801,773)	--
Written Swaptions	(17,598,953)	--	(17,598,953)	--
Total Liabilities	$(23,964,433)	$(760,143)	$(23,204,290)	$--
Total Derivative Instruments:	$(23,100,834)	$(325,305)	$(22,775,529)	$--
Other Financial Instruments:
TBA Sale Commitments	$(400,521,851)	$--	$(400,521,851)	$--
Total Other Financial Instruments:	$(400,521,851)	$--	$(400,521,851)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$436,890	$0
Swaps(b)	228,584	(801,773)
Total Credit Risk	665,474	(801,773)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	19,293	(4,803,564)
Total Foreign Exchange Risk	19,293	(4,803,564)
Interest Rate Risk
Futures Contracts(d)	434,838	(760,143)
Purchased Swaptions(a)	9,866,287	0
Swaps(b)	180,884	0
Written Swaptions(e)	0	(17,598,953)
Total Interest Rate Risk	10,482,009	(18,359,096)
Total Value of Derivatives	$11,166,776	$(23,964,433)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
United Kingdom	2.1%
Mexico	2.0%
Netherlands	1.6%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $33,280,775,347)	$32,835,666,780
Fidelity Central Funds (cost $693,978,082)	694,054,573
Total Investment in Securities (cost $33,974,753,429)		$33,529,721,353
Segregated cash with brokers for derivative instruments		195,390
Cash		6,929,386
Foreign currency held at value (cost $24,025,428)		24,241,360
Receivable for investments sold
Regular delivery		20,998,010
Delayed delivery		447,841
Receivable for premium on written options		17,874,346
Receivable for TBA sale commitments		400,549,760
Unrealized appreciation on forward foreign currency contracts		19,293
Receivable for fund shares sold		35,944,287
Dividends receivable		170,280
Interest receivable		221,888,544
Distributions receivable from Fidelity Central Funds		1,026,504
Receivable for daily variation margin on centrally cleared OTC swaps		190,786
Bi-lateral OTC swaps, at value		30,496
Other receivables		226,154
Total assets		34,260,453,790
Liabilities
Payable for investments purchased
Regular delivery	$56,247,457
Delayed delivery	1,460,673,780
TBA sale commitments, at value	400,521,851
Unrealized depreciation on forward foreign currency contracts	4,803,564
Payable for fund shares redeemed	32,419,821
Distributions payable	3,838,698
Bi-lateral OTC swaps, at value	716,168
Accrued management fee	8,165,886
Distribution and service plan fees payable	305,795
Payable for daily variation margin on futures contracts	512,622
Written options, at value (premium receivable $17,874,346)	17,598,953
Other affiliated payables	3,940,104
Other payables and accrued expenses	223,745
Total liabilities		1,989,968,444
Net Assets		$32,270,485,346
Net Assets consist of:
Paid in capital		$32,791,375,922
Undistributed net investment income		94,000,586
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(165,294,358)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(449,596,804)
Net Assets		$32,270,485,346
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($475,568,941 ÷ 45,805,618 shares)		$10.38
Maximum offering price per share (100/96.00 of $10.38)		$10.81
Class M:
Net Asset Value and redemption price per share ($307,836,714 ÷ 29,701,663 shares)		$10.36
Maximum offering price per share (100/96.00 of $10.36)		$10.79
Class C:
Net Asset Value and offering price per share ($168,366,210 ÷ 16,211,109 shares)(a)		$10.39
Total Bond:
Net Asset Value, offering price and redemption price per share ($23,868,572,260 ÷ 2,299,855,068 shares)		$10.38
Class I:
Net Asset Value, offering price and redemption price per share ($4,959,911,138 ÷ 478,653,211 shares)		$10.36
Class Z:
Net Asset Value, offering price and redemption price per share ($2,490,230,083 ÷ 240,314,794 shares)		$10.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Dividends		$13,823,340
Interest		1,036,850,271
Income from Fidelity Central Funds		11,466,670
Total income		1,062,140,281
Expenses
Management fee	$96,914,228
Transfer agent fees	32,771,918
Distribution and service plan fees	3,833,298
Fund wide operations fee	13,828,908
Independent trustees' fees and expenses	126,864
Legal	20
Commitment fees	88,598
Total expenses before reductions	147,563,834
Expense reductions	(125,124)
Total expenses after reductions		147,438,710
Net investment income (loss)		914,701,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(108,341,231)
Fidelity Central Funds	8,047
Forward foreign currency contracts	13,695,429
Foreign currency transactions	(371,130)
Futures contracts	4,440,867
Swaps	441,768
Total net realized gain (loss)		(90,126,250)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,020,681,288)
Fidelity Central Funds	(3,792)
Forward foreign currency contracts	(3,516,315)
Assets and liabilities in foreign currencies	8,913
Futures contracts	185,634
Swaps	744,578
Written options	275,393
Delayed delivery commitments	714,274
Total change in net unrealized appreciation (depreciation)		(1,022,272,603)
Net gain (loss)		(1,112,398,853)
Net increase (decrease) in net assets resulting from operations		$(197,697,282)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$914,701,571	$775,303,535
Net realized gain (loss)	(90,126,250)	36,180,617
Change in net unrealized appreciation (depreciation)	(1,022,272,603)	(187,045,805)
Net increase (decrease) in net assets resulting from operations	(197,697,282)	624,438,347
Distributions to shareholders from net investment income	(885,486,323)	(739,976,289)
Distributions to shareholders from net realized gain	(72,496,897)	(67,918,257)
Total distributions	(957,983,220)	(807,894,546)
Share transactions - net increase (decrease)	2,739,351,141	5,166,571,919
Total increase (decrease) in net assets	1,583,670,639	4,983,115,720
Net Assets
Beginning of period	30,686,814,707	25,703,698,987
End of period	$32,270,485,346	$30,686,814,707
Other Information
Undistributed net investment income end of period	$94,000,586	$75,408,591

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond Fund Class A

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.87	$10.53	$10.77	$10.48
Income from Investment Operations
Net investment income (loss)A	.273	.272	.312	.287	.292
Net realized and unrealized gain (loss)	(.375)	(.086)	.377	(.224)	.382
Total from investment operations	(.102)	.186	.689	.063	.674
Distributions from net investment income	(.263)	(.258)	(.290)	(.270)	(.275)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.288)	(.286)	(.349)	(.303)	(.384)
Net asset value, end of period	$10.38	$10.77	$10.87	$10.53	$10.77
Total ReturnB,C	(.95)%	1.77%	6.71%	.58%	6.56%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.76%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.76%
Net investment income (loss)	2.60%	2.53%	2.95%	2.69%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$475,569	$521,557	$1,233,806	$852,243	$639,235
Portfolio turnover rateF	109%	137%	134%	140%G	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class M

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.85	$10.51	$10.76	$10.46
Income from Investment Operations
Net investment income (loss)A	.272	.267	.309	.285	.290
Net realized and unrealized gain (loss)	(.375)	(.083)	.378	(.234)	.392
Total from investment operations	(.103)	.184	.687	.051	.682
Distributions from net investment income	(.262)	(.256)	(.288)	(.268)	(.273)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.287)	(.284)	(.347)	(.301)	(.382)
Net asset value, end of period	$10.36	$10.75	$10.85	$10.51	$10.76
Total ReturnB,C	(.96)%	1.76%	6.71%	.47%	6.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.76%	.76%	.77%	.77%	.78%
Expenses net of all reductions	.76%	.76%	.77%	.77%	.78%
Net investment income (loss)	2.60%	2.53%	2.94%	2.67%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$307,837	$287,111	$155,518	$101,673	$57,972
Portfolio turnover rateF	109%	137%	134%	140%G	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class C

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.87	$10.53	$10.77	$10.48
Income from Investment Operations
Net investment income (loss)A	.193	.188	.231	.205	.211
Net realized and unrealized gain (loss)	(.365)	(.084)	.378	(.225)	.382
Total from investment operations	(.172)	.104	.609	(.020)	.593
Distributions from net investment income	(.183)	(.176)	(.210)	(.187)	(.194)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.208)	(.204)	(.269)	(.220)	(.303)
Net asset value, end of period	$10.39	$10.77	$10.87	$10.53	$10.77
Total ReturnB,C	(1.60)%	.99%	5.90%	(.20)%	5.75%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.52%	1.52%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.52%	1.52%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.52%	1.52%	1.52%	1.53%	1.53%
Net investment income (loss)	1.84%	1.77%	2.19%	1.92%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$168,366	$190,273	$186,380	$139,264	$83,818
Portfolio turnover rateF	109%	137%	134%	140%G	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.86	$10.53	$10.77	$10.47
Income from Investment Operations
Net investment income (loss)A	.305	.302	.343	.320	.326
Net realized and unrealized gain (loss)	(.365)	(.085)	.368	(.224)	.392
Total from investment operations	(.060)	.217	.711	.096	.718
Distributions from net investment income	(.295)	(.289)	(.322)	(.303)	(.309)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.320)	(.317)	(.381)	(.336)	(.418)
Net asset value, end of period	$10.38	$10.76	$10.86	$10.53	$10.77
Total ReturnB	(.55)%	2.07%	6.94%	.88%	7.00%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.90%	2.84%	3.25%	2.99%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$23,868,572	$23,732,156	$20,469,677	$17,359,294	$14,547,801
Portfolio turnover rateE	109%	137%	134%	140%F	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class I

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.85	$10.51	$10.76	$10.46
Income from Investment Operations
Net investment income (loss)A	.299	.295	.337	.313	.319
Net realized and unrealized gain (loss)	(.374)	(.083)	.378	(.233)	.393
Total from investment operations	(.075)	.212	.715	.080	.712
Distributions from net investment income	(.290)	(.284)	(.316)	(.297)	(.303)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.315)	(.312)	(.375)	(.330)	(.412)
Net asset value, end of period	$10.36	$10.75	$10.85	$10.51	$10.76
Total ReturnB	(.70)%	2.02%	6.99%	.73%	6.95%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	2.85%	2.79%	3.20%	2.94%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$4,959,911	$4,481,725	$2,846,878	$1,266,870	$573,410
Portfolio turnover rateE	109%	137%	134%	140%F	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class Z

Years ended August 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.85	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.312	.310	.352	.234
Net realized and unrealized gain (loss)	(.373)	(.083)	.378	(.167)
Total from investment operations	(.061)	.227	.730	.067
Distributions from net investment income	(.304)	(.299)	(.331)	(.217)
Distributions from net realized gain	(.025)	(.028)	(.059)	–
Total distributions	(.329)	(.327)	(.390)	(.217)
Net asset value, end of period	$10.36	$10.75	$10.85	$10.51
Total ReturnC,D	(.56)%	2.16%	7.14%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%G
Expenses net of all reductions	.36%	.36%	.36%	.36%G
Net investment income (loss)	2.99%	2.93%	3.34%	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,490,230	$1,473,993	$811,440	$546,968
Portfolio turnover rateH	109%	137%	134%	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $223,745 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, market discount, deferred trustees compensation, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$309,679,579
Gross unrealized depreciation	(720,855,608)
Net unrealized appreciation (depreciation)	$(411,176,029)
Tax Cost	$33,923,113,017

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$43,860,409
Capital loss carryforward	$(155,333,280)
Net unrealized appreciation (depreciation) on securities and other investments	$(409,193,959)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(109,219,500)
Long-term	(46,113,780)
Total capital loss carryforward	$(155,333,280)

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$885,486,323	$ 773,871,373
Long-term Capital Gains	72,496,897	34,023,173
Total	$957,983,220	$ 807,894,546

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments. At the end of the period, the Fund had unfunded loan commitments of $158,468.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(1,508,447)	$(22,384)
Swaps	(830,504)	358,468
Total Credit Risk	(2,338,951)	336,084
Foreign Exchange Risk
Forward Foreign Currency Contracts	13,695,429	(3,516,315)
Interest Rate Risk
Futures Contracts	4,440,867	185,634
Purchased Options	–	(220,509)
Swaps	1,272,272	386,110
Written Options	–	275,393
Total Interest Rate Risk	5,713,139	626,628
Totals	$17,069,617	$(2,553,603)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,855,043,631 and $4,826,415,635, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,258,122	$25,910
Class M	-%	.25%	756,959	93,535
Class C	.75%	.25%	1,818,217	268,074
			$3,833,298	$387,519

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$79,580
Class M	8,695
Class C(a)	27,437
$115,712

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of .10% and .01% of Total Bond's and Class Z's average net assets, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$774,252.15
Class M	477,562.16
Class C	303,946.17
Total Bond	23,912,296.10
Class I	7,103,333.15
Class Z	200,529.01
	$32,771,918

Effective October 1, 2018, the Board approved a change in the transfer agent fees for Class Z to .05% of Class Z average net assets on an annual basis.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,495 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8,488.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $88,598 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $54,402.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,742 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $122,382.

Effective October 1, 2018, the Board approved to contractually reimburse expenses of Class Z to the extent annual operating expenses exceed .36% of Class Z average net assets on an annual basis. Fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense will be excluded from this reimbursement. This reimbursement will remain in place through December 31, 2020.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2018	Year ended August 31, 2017
From net investment income
Class A	$12,629,695	$21,656,972
Class M	7,579,587	4,370,911
Class C	3,169,213	3,033,896
Total Bond	672,052,162	586,137,135
Class I	131,904,177	93,037,515
Class Z	58,151,489	31,739,860
Total	$885,486,323	$739,976,289
From net realized gain
Class A	$1,217,520	$3,152,995
Class M	687,881	416,240
Class C	431,234	491,517
Total Bond	55,742,692	54,284,285
Class I	10,651,836	7,617,861
Class Z	3,765,734	1,955,359
Total	$72,496,897	$67,918,257

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Class A
Shares sold	14,416,516	35,580,281	$151,885,453	$378,631,170
Reinvestment of distributions	1,290,713	2,271,068	13,581,684	24,175,284
Shares redeemed	(18,338,361)	(102,937,028)	(192,755,755)	(1,089,228,226)
Net increase (decrease)	(2,631,132)	(65,085,679)	$(27,288,618)	$(686,421,772)
Class M
Shares sold	8,921,941	17,161,400	$93,879,005	$182,620,103
Reinvestment of distributions	784,090	442,288	8,230,681	4,706,740
Shares redeemed	(6,715,253)	(5,227,159)	(70,463,007)	(55,482,738)
Net increase (decrease)	2,990,778	12,376,529	$31,646,679	$131,844,105
Class C
Shares sold	4,002,793	5,742,872	$42,271,985	$61,343,735
Reinvestment of distributions	332,075	311,520	3,497,759	3,319,847
Shares redeemed	(5,788,530)	(5,532,987)	(60,858,546)	(58,835,524)
Net increase (decrease)	(1,453,662)	521,405	$(15,088,802)	$5,828,058
Total Bond
Shares sold	590,632,444	715,776,478	$6,213,066,982	$7,613,246,265
Reinvestment of distributions	66,567,518	57,507,306	699,805,077	612,532,396
Shares redeemed	(562,196,879)	(452,613,004)	(5,894,522,419)	(4,806,739,429)
Net increase (decrease)	95,003,083	320,670,780	$1,018,349,640	$3,419,039,232
Class I
Shares sold	172,616,804	245,139,592	$1,811,192,584	$2,596,745,220
Reinvestment of distributions	12,976,469	8,911,840	136,135,652	94,805,632
Shares redeemed	(123,960,373)	(99,475,433)	(1,297,111,589)	(1,055,508,510)
Net increase (decrease)	61,632,900	154,575,999	$650,216,647	$1,636,042,342
Class Z
Shares sold	158,799,997	155,922,153	$1,663,657,935	$1,656,237,293
Reinvestment of distributions	4,854,286	2,946,230	50,848,946	31,368,596
Shares redeemed	(60,482,889)	(96,526,329)	(632,991,286)	(1,027,365,935)
Net increase (decrease)	103,171,394	62,342,054	$1,081,515,595	$660,239,954

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 20% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Class A	.75%
Actual		$1,000.00	$1,008.40	$3.80
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class M	.75%
Actual		$1,000.00	$1,008.40	$3.80
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class C	1.50%
Actual		$1,000.00	$1,005.60	$7.58
Hypothetical-C		$1,000.00	$1,017.64	$7.63
Total Bond	.45%
Actual		$1,000.00	$1,010.00	$2.28
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.49%
Actual		$1,000.00	$1,009.70	$2.48
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Class Z	.36%
Actual		$1,000.00	$1,010.40	$1.82
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 26.15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $521,905,909 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

TBD-ANN-1018
1.789692.116

Fidelity® Total Bond K6 Fund Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Life of fundA
Fidelity® Total Bond K6 Fund	(0.66)%	0.54%

 A From May 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond K6 Fund on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$10,068	Fidelity® Total Bond K6 Fund
$10,047	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds dipped below the waterline for the 12 months ending August 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. Longer-term bond yields declined through September 2017, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then generally advanced through mid-May, driven by three policy-rate hikes, plans by the U.S. Federal Reserve to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Longer-term yields moderated slightly by August 31, with spreads between shorter-term and longer-term Treasury bonds remaining tight, partly due to escalating trade tension. Within the Bloomberg Barclays index, asset-backed securities (+0.32%) topped all major market segments, followed by other securitized sectors. Conversely, safe-haven U.S. Treasury securities returned -1.54% and corporate bonds returned -1.01%. Outside the index, riskier, non-core fixed-income segments generally posted gains, while Treasury Inflation-Protected Securities (TIPS) rose 0.83%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Co-Portfolio Managers Ford O’Neil, Celso Munoz and Michael Foggin:  For the fiscal year ending August 31, 2018, the fund returned -0.66%, outpacing the -1.05% return of the Bloomberg Barclays U.S. Aggregate Bond Index. Versus the benchmark, the fund’s somewhat shorter duration helped it hold in better as interest rates rose the past 12 months. We added value via out-of-index exposure to leveraged loans and overweighting high-yield corporates, two sectors that outpaced the index. The fund’s exposure to Treasury Inflation-Protected Securities (TIPS) also contributed, as they were among the best performers in the U.S. investment-grade market. Choices among investment-grade corporate bonds aided the relative return, as did holding a smaller stake in Treasuries than the index. Within corporates, selections among the bonds of industrial and financial companies each helped, while picks among utility companies contributed to a smaller degree. Conversely, overweighted exposure to bonds from Argentina, which performed poorly as a slump in its currency threatened to push its economy into recession, detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2018
U.S. Government and U.S. Government Agency Obligations	60.2%
AAA	1.8%
AA	0.2%
A	5.5%
BBB	13.4%
BB and Below	16.6%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*,**,***
Corporate Bonds	28.2%
U.S. Government and U.S. Government Agency Obligations	60.2%
Asset-Backed Securities	2.2%
CMOs and Other Mortgage Related Securities	1.1%
Municipal Bonds	0.5%
Other Investments	6.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 6.5%

 ** Futures and Swaps - 0.7%

 *** Written options - (0.2)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.5%
General Motors Financial Co., Inc. 4.375% 9/25/21	$3,950,000	$4,021,221
Media - 1.2%
21st Century Fox America, Inc. 7.75% 12/1/45	370,000	544,976
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	963,590
5.375% 5/1/47	2,000,000	1,865,466
Comcast Corp.:
3.9% 3/1/38	132,000	122,214
3.969% 11/1/47	439,000	397,388
3.999% 11/1/49	486,000	437,670
4% 3/1/48	241,000	217,743
4.6% 8/15/45	347,000	341,203
4.65% 7/15/42	310,000	308,169
6.45% 3/15/37	365,000	441,282
NBCUniversal, Inc.:
4.45% 1/15/43	245,000	235,533
5.95% 4/1/41	172,000	199,280
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,491,485
7.3% 7/1/38	2,420,000	2,811,744
Time Warner, Inc. 6.2% 3/15/40	840,000	905,638
		11,283,381

TOTAL CONSUMER DISCRETIONARY		15,304,602

CONSUMER STAPLES - 1.6%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	45,000	44,477
4.7% 2/1/36	2,325,000	2,356,881
4.9% 2/1/46	4,500,000	4,573,227
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	613,000	601,438
Molson Coors Brewing Co. 5% 5/1/42	2,945,000	2,990,014
		10,566,037
Tobacco - 0.5%
Bat Capital Corp. 4.54% 8/15/47 (a)	4,500,000	4,151,513
Reynolds American, Inc. 7.25% 6/15/37	75,000	94,112
		4,245,625

TOTAL CONSUMER STAPLES		14,811,662

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	435,000	541,943
8.125% 9/15/30	398,000	514,099
Anadarko Finance Co. 7.5% 5/1/31	790,000	988,994
Anadarko Petroleum Corp.:
5.55% 3/15/26	515,000	553,418
6.6% 3/15/46	630,000	758,206
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	521,392
5.85% 2/1/35	525,000	590,771
Cenovus Energy, Inc. 4.25% 4/15/27	1,034,000	998,755
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	25,246
5.8% 6/1/45	10,000	11,158
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	2,020,000	1,858,400
DCP Midstream Operating LP 3.875% 3/15/23	520,000	507,000
Enbridge, Inc.:
4.25% 12/1/26	525,000	527,309
5.5% 12/1/46	525,000	588,742
Encana Corp. 6.625% 8/15/37	350,000	418,029
Energy Transfer Partners LP:
4.2% 9/15/23	145,000	146,693
4.95% 6/15/28	494,000	503,969
5.8% 6/15/38	275,000	284,295
6% 6/15/48	1,179,000	1,251,275
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,065
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,365,000	1,539,652
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	36,385
MPLX LP:
4.5% 7/15/23	274,000	281,707
4.875% 12/1/24	272,000	282,404
Petrobras Global Finance BV:
5.75% 2/1/29	1,000,000	870,000
6.125% 1/17/22	927,000	946,467
7.25% 3/17/44	2,500,000	2,290,000
7.375% 1/17/27	2,130,000	2,112,321
Petroleos Mexicanos:
4.625% 9/21/23	6,000,000	5,896,800
6.35% 2/12/48 (a)	1,850,000	1,641,875
6.375% 1/23/45	2,300,000	2,060,501
6.5% 3/13/27	20,000	20,248
6.75% 9/21/47	5,720,000	5,294,890
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	692,000	676,634
The Williams Companies, Inc.:
3.7% 1/15/23	2,000,000	1,980,000
4.55% 6/24/24	70,000	71,445
5.75% 6/24/44	35,000	37,625
Western Gas Partners LP:
4.5% 3/1/28	200,000	196,383
4.65% 7/1/26	35,000	35,037
4.75% 8/15/28	168,000	167,175
5.375% 6/1/21	1,563,000	1,619,669
Williams Partners LP 4.3% 3/4/24	2,000,000	2,023,803
		41,690,780
FINANCIALS - 8.6%
Banks - 3.6%
Bank of America Corp.:
3.004% 12/20/23 (b)	2,001,000	1,947,982
3.5% 4/19/26	2,630,000	2,560,270
3.705% 4/24/28 (b)	528,000	510,473
Barclays PLC 4.375% 1/12/26	900,000	879,066
CIT Group, Inc. 6.125% 3/9/28	640,000	668,800
Citigroup, Inc.:
2.4% 2/18/20	1,142,000	1,131,464
3.142% 1/24/23 (b)	443,000	436,628
4.3% 11/20/26	3,714,000	3,662,162
4.4% 6/10/25	2,086,000	2,090,181
5.5% 9/13/25	566,000	602,876
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	1,200,000	1,165,044
3.8% 6/9/23	1,250,000	1,242,211
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	180,971
5.71% 1/15/26 (a)	1,649,000	1,496,196
JPMorgan Chase & Co.:
2.95% 10/1/26	3,085,000	2,886,940
3.797% 7/23/24 (b)	35,000	35,118
3.882% 7/24/38 (b)	1,000,000	932,270
4.35% 8/15/21	2,425,000	2,497,486
Rabobank Nederland 4.375% 8/4/25	500,000	498,410
Regions Bank 6.45% 6/26/37	250,000	296,484
Royal Bank of Scotland Group PLC:
6% 12/19/23	237,000	247,118
6.125% 12/15/22	6,545,000	6,864,797
		32,832,947
Capital Markets - 3.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	397,003
Credit Suisse Group AG:
3.869% 1/12/29 (a)(b)	1,570,000	1,498,612
4.207% 6/12/24 (a)(b)	500,000	502,062
Deutsche Bank AG 4.5% 4/1/25	2,300,000	2,150,931
Deutsche Bank AG New York Branch:
3.15% 1/22/21	625,000	610,763
4.1% 1/13/26	1,100,000	1,051,882
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	166,243
3.2% 2/23/23	3,000,000	2,946,743
3.691% 6/5/28 (b)	4,660,000	4,444,498
3.75% 5/22/25	525,000	516,815
3.814% 4/23/29 (b)	1,025,000	979,659
4.017% 10/31/38 (b)	1,000,000	929,495
4.223% 5/1/29 (b)	2,500,000	2,469,677
6.75% 10/1/37	278,000	335,483
Moody's Corp.:
3.25% 1/15/28	10,000	9,485
4.875% 2/15/24	9,000	9,457
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,448,576
3.737% 4/24/24 (b)	2,500,000	2,490,191
3.772% 1/24/29 (b)	1,500,000	1,446,319
5% 11/24/25	2,600,000	2,702,775
5.625% 9/23/19	100,000	102,799
5.75% 1/25/21	4,650,000	4,909,119
UBS Group Funding AG 2.859% 8/15/23 (a)(b)	1,000,000	965,393
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	500,000	501,870
		34,585,850
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	512,000	510,954
Capital One Financial Corp.:
2.5% 5/12/20	625,000	618,555
3.8% 1/31/28	437,000	415,865
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,292,717
4.1% 2/9/27	366,000	354,606
Synchrony Financial 3.95% 12/1/27	697,000	635,076
		6,827,773
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	110,000	109,642
Brixmor Operating Partnership LP 3.25% 9/15/23	1,035,000	995,360
Voya Financial, Inc. 3.125% 7/15/24	812,000	772,354
		1,877,356
Insurance - 0.2%
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,019,421
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,055,450
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	79,678
Unum Group 3.875% 11/5/25	50,000	48,746
		2,203,295

TOTAL FINANCIALS		78,327,221

HEALTH CARE - 1.5%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	525,000	512,720
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 3.7% 6/6/27	412,000	394,514
Health Care Providers & Services - 1.0%
CVS Health Corp.:
4.1% 3/25/25	1,145,000	1,146,303
4.3% 3/25/28	1,329,000	1,318,981
4.78% 3/25/38	2,092,000	2,081,103
5.05% 3/25/48	2,870,000	2,908,584
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	146,000	146,423
4.272% 8/28/23 (a)	459,000	460,923
4.9% 8/28/28 (a)	194,000	195,477
HCA Holdings, Inc. 6.5% 2/15/20	950,000	986,100
		9,243,894
Pharmaceuticals - 0.4%
Actavis Funding SCS 3.45% 3/15/22	40,000	39,692
Mylan NV:
3.15% 6/15/21	50,000	49,258
3.95% 6/15/26	1,370,000	1,299,244
4.55% 4/15/28 (a)	450,000	439,934
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,162,000	1,122,849
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	690,000	610,557
Zoetis, Inc. 3.45% 11/13/20	15,000	15,079
		3,576,613

TOTAL HEALTH CARE		13,727,741

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,037,238
Trading Companies & Distributors - 0.3%
Air Lease Corp. 3.875% 7/3/23	877,000	871,902
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,129,485
		3,001,387

TOTAL INDUSTRIALS		4,038,625

MATERIALS - 0.1%
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	500,000	476,000
4.5% 8/1/47 (a)	500,000	486,005
		962,005
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Corporate Office Properties LP:
5% 7/1/25	3,650,000	3,747,693
5.25% 2/15/24	146,000	151,570
Duke Realty LP 3.625% 4/15/23	50,000	49,756
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,665,000	1,664,472
4.75% 1/15/28	3,349,000	3,296,960
Ventas Realty LP:
3.5% 2/1/25	1,265,000	1,220,203
4% 3/1/28	218,000	213,360
WP Carey, Inc. 4% 2/1/25	489,000	480,458
		10,824,472
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	558,622
3.95% 11/15/27	421,000	402,757
4.1% 10/1/24	833,000	825,010
Digital Realty Trust LP:
4.75% 10/1/25	1,445,000	1,496,562
5.25% 3/15/21	30,000	31,172
Liberty Property LP 4.4% 2/15/24	40,000	40,819
		3,354,942

TOTAL REAL ESTATE		14,179,414

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
3.6% 2/17/23	1,890,000	1,880,593
4.45% 4/1/24	51,000	52,227
6.3% 1/15/38	1,100,000	1,210,937
Verizon Communications, Inc.:
3.85% 11/1/42	147,000	126,355
4.522% 9/15/48	224,000	210,258
4.862% 8/21/46	419,000	414,086
5.012% 4/15/49	160,000	160,483
5.012% 8/21/54	1,585,000	1,543,781
5.5% 3/16/47	461,000	497,046
		6,095,766
UTILITIES - 0.6%
Electric Utilities - 0.3%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	45,890
7.375% 11/15/31	1,985,000	2,572,616
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	166,261
		2,784,767
Independent Power and Renewable Electricity Producers - 0.3%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	2,301,000	2,490,833

TOTAL UTILITIES		5,275,600

TOTAL NONCONVERTIBLE BONDS
(Cost $200,392,837)		194,413,416

U.S. Government and Government Agency Obligations - 39.5%
U.S. Treasury Inflation-Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	16,329,310	16,172,317
U.S. Treasury Inflation-Indexed Notes:
0.375% 1/15/27	$26,556,963	$25,687,371
0.375% 7/15/27	7,899,758	7,649,125
U.S. Treasury Inflation-Indexed Notes 0.5% 1/15/28	15,678,188	15,248,129

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		64,756,942

U.S. Treasury Obligations - 32.4%
U.S. Treasury Bonds:
2.75% 11/15/47	12,580,000	11,905,791
3% 8/15/48	23,181,000	23,064,190
U.S. Treasury Notes:
1.5% 5/15/20	38,429,000	37,718,964
1.75% 6/30/22	227,000	218,895
1.875% 3/31/22	77,961,000	75,695,255
1.875% 7/31/22	41,715,000	40,383,705
2% 8/15/25	15,000,000	14,221,875
2.125% 12/31/22	32,844,000	32,011,353
2.125% 7/31/24	17,335,000	16,707,960
2.125% 11/30/24	10,774,000	10,360,295
2.25% 12/31/24	9,463,000	9,162,106
2.5% 3/31/23	15,000,000	14,840,625
2.625% 6/30/23	5,700,000	5,667,715
2.75% 2/15/28	3,920,000	3,881,259

TOTAL U.S. TREASURY OBLIGATIONS		295,839,988

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $366,244,918)		360,596,930

U.S. Government Agency - Mortgage Securities - 1.5%
Fannie Mae - 1.3%
3% 9/1/48 (c)	1,600,000	1,547,669
3% 9/1/48 (c)	400,000	386,917
3.5% 9/1/48 (c)	3,225,000	3,205,709
4% 9/1/48 (c)	3,750,000	3,817,482
4% 9/1/48 (c)	400,000	407,198
4% 9/1/48 (c)	600,000	610,797
4.5% 9/1/48 (c)	100,000	103,831
4.5% 9/1/48 (c)	1,500,000	1,557,471

TOTAL FANNIE MAE		11,637,074

Ginnie Mae - 0.2%
3.5% 9/1/48 (c)	1,125,000	1,128,301
4.5% 9/1/48 (c)	600,000	623,353

TOTAL GINNIE MAE		1,751,654

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $13,354,652)		13,388,728

Asset-Backed Securities - 1.9%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$446,732	$444,887
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.4248% 10/25/35 (b)(d)	589,951	590,717
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (a)	435,549	437,808
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	863,599	867,716
CLUB Credit Trust:
Series 2017-P1 Class A, 2.42% 9/15/23 (a)	110,622	110,332
Series 2018-NP1 Class A, 2.99% 5/15/24 (a)	279,900	280,036
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	70,552	70,514
DB Master Finance LLC:
Series 2015-1A Class A2II, 3.98% 2/20/45 (a)	2,031,325	2,040,060
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	275,915	270,528
Class A2II, 4.03% 11/20/47 (a)	474,415	469,616
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.4214% 11/25/26 (a)(b)(d)	386,087	384,662
Hyundai Auto Receivables Trust Series 2018-A Class A3, 2.79% 7/15/22	745,000	742,483
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	1,800,000	1,801,270
Nationstar HECM Loan Trust:
Series 2017-2A Class A1, 2.0383% 9/25/27 (a)	254,477	253,641
Series 2018-1A Class A, 2.76% 2/25/28 (a)	583,783	583,696
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	929,212	929,212
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.6648% 7/26/66 (a)(b)(d)	100,000	100,561
Permanent Master Issuer PLC Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.7468% 7/15/58 (a)(b)(d)	1,579,000	1,574,195
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (a)	305,964	306,094
Series 2018-2A Class A, 3.35% 10/15/24 (a)	900,000	899,967
Securitized Term Auto Receivables Trust Series 2018-1A Class A3, 3.068% 1/25/22 (a)	1,140,000	1,139,354
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	1,003,000	1,010,036
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	831,253	833,595
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.500% 2.5827% 7/17/23 (a)(b)(d)	1,100,000	1,103,094
TOTAL ASSET-BACKED SECURITIES
(Cost $17,243,199)		17,244,074

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.1137% 1/25/37 (a)(b)	390,212	396,098
CSMC Trust Series 2009-5R Class 2A2, 3.9325% 6/25/36 (a)(b)	104,240	104,104
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	318,592	315,448
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.5612% 10/15/54 (a)(b)(d)	900,000	899,178
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	128,333	127,139
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,850,314)		1,841,967

Commercial Mortgage Securities - 0.9%
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 3.1127% 10/15/32 (a)(b)(d)	500,000	500,619
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.2468% 4/10/48 (b)(e)	3,551,454	181,543
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	273,000	268,965
Series 2014-CR17 Class XA, 1.2424% 5/10/47 (b)(e)	1,884,586	75,448
Series 2014-CR19 Class XA, 1.3479% 8/10/47 (b)(e)	4,992,309	216,004
Series 2014-LC17 Class XA, 1.075% 10/10/47 (b)(e)	4,125,846	123,591
Series 2015-DC1 Class XA, 1.2777% 2/10/48 (b)(e)	1,173,934	55,923
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.3127% 12/15/30 (a)(b)(d)	1,296,000	1,300,049
Freddie Mac Series K079 Class A2, 3.926% 6/25/28	312,000	324,455
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	400,000	413,369
Class CFX, 4.9498% 7/5/33 (a)	103,000	106,526
Class DFX, 5.3503% 7/5/33 (a)	159,000	164,574
Class EFX, 5.5422% 7/5/33 (a)	218,000	222,891
Class XAFX, 1.2948% 7/5/33 (a)(b)(e)	2,000,000	99,677
Morgan Stanley Capital I Trust floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.35% 6/15/35 (a)(b)(d)	627,000	627,006
Class C, 1 month U.S. LIBOR + 1.500% 3.6% 6/15/35 (a)(b)(d)	1,510,000	1,510,015
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.1627% 3/15/33 (a)(b)(d)	846,096	848,999
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2269% 12/15/50 (b)(e)	1,491,980	107,818
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.8534% 4/10/46 (a)(b)(d)	888,853	902,467
Wells Fargo Commercial Mortgage Trust:
Series 2017-C42 Class XA, 1.0451% 12/15/50 (b)(e)	3,690,508	246,022
Series 2018-C46 Class XA, 1.1169% 8/15/51 (b)(e)	2,151,000	139,755
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.2268% 8/15/47 (b)(e)	1,212,402	54,842
Series 2014-LC14 Class XA, 1.4573% 3/15/47 (b)	1,837,411	77,332
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $8,732,761)		8,567,890

Municipal Securities - 0.5%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$90,000	$127,582
7.5% 4/1/34	700,000	983,633
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	2,525,000	2,436,878
Series 2011, 5.877% 3/1/19	970,000	982,465
TOTAL MUNICIPAL SECURITIES
(Cost $4,642,738)		4,530,558

Foreign Government and Government Agency Obligations - 0.5%
Argentine Republic 5.875% 1/11/28	$2,000,000	$1,453,000
Dominican Republic:
5.95% 1/25/27 (a)	2,200,000	2,241,250
6% 7/19/28 (a)	550,000	559,625
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,886,295)		4,253,875

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	401,000	400,800
Synchrony Bank 3.65% 5/24/21	559,000	555,432
TOTAL BANK NOTES
(Cost $959,351)		956,232
	Shares	Value

Fixed-Income Funds - 30.6%
Fidelity Floating Rate Central Fund (f)	443,608	$45,682,761
Fidelity Mortgage Backed Securities Central Fund (f)	1,526,915	160,906,288
Fidelity Specialized High Income Central Fund (f)	730,838	72,959,541
TOTAL FIXED-INCOME FUNDS
(Cost $284,151,239)		279,548,590
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $1,553,595)	1,350,000	1,492,731
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.97% (g)
(Cost $35,623,460)	35,616,336	35,623,460
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $939,635,359)		922,458,451
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(9,303,353)
NET ASSETS - 100%		$913,155,098

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 9/1/48
(Proceeds $560,957)	$(550,000)	$(559,897)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	8	Dec. 2018	$1,690,875	$(891)	$(891)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Dec. 2018	226,797	(332)	(332)
TOTAL FUTURES CONTRACTS					$(1,223)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,766,506 or 4.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$428,449
Fidelity Floating Rate Central Fund	1,745,851
Fidelity Mortgage Backed Securities Central Fund	2,892,756
Fidelity Specialized High Income Central Fund	3,464,691
Total	$8,531,747

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$24,715,867	$21,045,851	$--	$--	$(78,957)	$45,682,761	2.0%
Fidelity Mortgage Backed Securities Central Fund	89,098,772	102,443,005	27,713,401	(106,844)	(2,815,244)	160,906,288	2.0%
Fidelity Specialized High Income Central Fund	39,575,278	35,264,690	--	--	(1,880,427)	72,959,541	10.1%
Total	$153,389,917	$158,753,546	$27,713,401	$(106,844)	$(4,774,628)	$279,548,590

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$194,413,416	$--	$194,413,416	$--
U.S. Government and Government Agency Obligations	360,596,930	--	360,596,930	--
U.S. Government Agency - Mortgage Securities	13,388,728	--	13,388,728	--
Asset-Backed Securities	17,244,074	--	17,244,074	--
Collateralized Mortgage Obligations	1,841,967	--	1,841,967	--
Commercial Mortgage Securities	8,567,890	--	8,567,890	--
Municipal Securities	4,530,558	--	4,530,558	--
Foreign Government and Government Agency Obligations	4,253,875	--	4,253,875	--
Bank Notes	956,232	--	956,232	--
Fixed-Income Funds	279,548,590	279,548,590	--	--
Preferred Securities	1,492,731	--	1,492,731	--
Money Market Funds	35,623,460	35,623,460	--	--
Total Investments in Securities:	$922,458,451	$315,172,050	$607,286,401	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,223)	$(1,223)	$--	$--
Total Liabilities	$(1,223)	$(1,223)	$--	$--
Total Derivative Instruments:	$(1,223)	$(1,223)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(559,897)	$--	$(559,897)	$--
Total Other Financial Instruments:	$(559,897)	$--	$(559,897)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$0	$(1,223)
Total Interest Rate Risk	0	(1,223)
Total Value of Derivatives	$0	$(1,223)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $619,860,660)	$607,286,401
Fidelity Central Funds (cost $319,774,699)	315,172,050
Total Investment in Securities (cost $939,635,359)		$922,458,451
Segregated cash with brokers for derivative instruments		5,560
Cash		849
Receivable for investments sold		1,128
Receivable for TBA sale commitments		560,957
Receivable for fund shares sold		845,781
Interest receivable		4,075,625
Distributions receivable from Fidelity Central Funds		62,814
Receivable for daily variation margin on futures contracts		953
Total assets		928,012,118
Liabilities
Payable for investments purchased
Regular delivery	$390,070
Delayed delivery	13,354,650
TBA sale commitments, at value	559,897
Payable for fund shares redeemed	324,690
Accrued management fee	227,713
Total liabilities		14,857,020
Net Assets		$913,155,098
Net Assets consist of:
Paid in capital		$930,464,468
Undistributed net investment income		1,375,029
Accumulated undistributed net realized gain (loss) on investments		(1,507,328)
Net unrealized appreciation (depreciation) on investments		(17,177,071)
Net Assets, for 93,839,944 shares outstanding		$913,155,098
Net Asset Value, offering price and redemption price per share ($913,155,098 ÷ 93,839,944 shares)		$9.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Dividends		$76,250
Interest		13,419,718
Income from Fidelity Central Funds		7,658,798
Total income		21,154,766
Expenses
Management fee	$1,999,440
Independent trustees' fees and expenses	2,511
Commitment fees	609
Total expenses before reductions	2,002,560
Expense reductions	(1,153)
Total expenses after reductions		2,001,407
Net investment income (loss)		19,153,359
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,813,691)
Fidelity Central Funds	(106,074)
Futures contracts	4,553
Capital gain distributions from Fidelity Central Funds	872,949
Total net realized gain (loss)		(1,042,263)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(14,532,696)
Fidelity Central Funds	(4,774,628)
Futures contracts	(1,223)
Delayed delivery commitments	1,060
Total change in net unrealized appreciation (depreciation)		(19,307,487)
Net gain (loss)		(20,349,750)
Net increase (decrease) in net assets resulting from operations		$(1,196,391)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	For the period May 25, 2017 (commencement of operations) to August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,153,359	$1,174,624
Net realized gain (loss)	(1,042,263)	107,608
Change in net unrealized appreciation (depreciation)	(19,307,487)	2,130,416
Net increase (decrease) in net assets resulting from operations	(1,196,391)	3,412,648
Distributions to shareholders from net investment income	(17,758,228)	(1,121,245)
Distributions to shareholders from net realized gain	(646,200)	–
Total distributions	(18,404,428)	(1,121,245)
Share transactions
Proceeds from sales of shares	628,502,092	513,311,762
Reinvestment of distributions	18,404,421	1,121,245
Cost of shares redeemed	(207,395,157)	(23,479,849)
Net increase (decrease) in net assets resulting from share transactions	439,511,356	490,953,158
Total increase (decrease) in net assets	419,910,537	493,244,561
Net Assets
Beginning of period	493,244,561	–
End of period	$913,155,098	$493,244,561
Other Information
Undistributed net investment income end of period	$1,375,029	$53,179
Shares
Sold	64,085,404	51,231,377
Issued in reinvestment of distributions	1,875,123	111,440
Redeemed	(21,121,775)	(2,341,625)
Net increase (decrease)	44,838,752	49,001,192

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond K6 Fund

Years ended August 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.07	$10.00
Income from Investment Operations
Net investment income (loss)B	.280	.061
Net realized and unrealized gain (loss)	(.347)	.073
Total from investment operations	(.067)	.134
Distributions from net investment income	(.261)	(.064)
Distributions from net realized gain	(.012)	–
Total distributions	(.273)	(.064)
Net asset value, end of period	$9.73	$10.07
Total ReturnC,D	(.66)%	1.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%	.30%G
Expenses net of fee waivers, if any	.30%	.30%G
Expenses net of all reductions	.30%	.30%G
Net investment income (loss)	2.87%	2.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$913,155	$493,245
Portfolio turnover rateH	44%	51%I

 A For the period May 25, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options	Less than .005%
Fidelity Specialized High Income Central Fund	FMRC	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,216,965
Gross unrealized depreciation	(18,517,146)
Net unrealized appreciation (depreciation)	$(17,300,181)
Tax Cost	$939,759,692

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,011,824
Net unrealized appreciation (depreciation) on securities and other investments	$(17,300,181)

The Fund intends to elect to defer to its next fiscal year $1,021,013 of capital losses recognized during the period November 1, 2017 to August 31, 2018.

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017(a)
Ordinary Income	$18,073,943	$ 1,121,245
Long-term Capital Gains	330,485	–
Total	$18,404,428	$ 1,121,245

 (a) For the period May 25, 2017 (commencement of operations) to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $297,324,275 and $50,141,075, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $609 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1,153.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond K6 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Total Bond K6 Fund (the "Fund"), a fund of Fidelity Income Fund, including the schedule of investments, as of August 31, 2018, the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for the year then ended and for the period from May 25, 2017 (commencement of operations) to August 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the year then ended and for the period from May 25, 2017 (commencement of operations) to August 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 19, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.30%	$1,000.00	$1,010.40	$1.52
Hypothetical-C		$1,000.00	$1,023.69	$1.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 30.43% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TBDK6-ANN-1018
1.9884015.101

Item 2.

Code of Ethics

As of the end of the period, August 31, 2018, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Core Bond Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Series Government Bond Index Fund and Fidelity Total Bond Fund (the “Funds”):

Services Billed by PwC

August 31, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Core Bond Fund	$77,000	$6,600	$3,900	$3,700
Fidelity Government Income Fund	$81,000	$6,900	$3,300	$3,900
Fidelity Intermediate Government Income Fund	$74,000	$6,500	$3,300	$3,600
Fidelity Series Government Bond Index Fund	$45,000	$-	$3,300	$-
Fidelity Total Bond Fund	$132,000	$13,100	$20,300	$7,300

August 31, 2017 FeesA,B, C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Core Bond Fund	$70,000	$2,900	$3,500	$1,500
Fidelity Government Income Fund	$79,000	$7,500	$5,100	$3,700
Fidelity Intermediate Government Income Fund	$78,000	$7,400	$3,500	$3,600
Fidelity Series Government Bond Index Fund	$-	$-	$-	$-
Fidelity Total Bond Fund	$186,000	$17,300	$8,300	$8,400

A Amounts may reflect rounding.

B Fidelity Series Government Bond Index Fund commenced operations on August 17, 2018.

C Fidelity Flex Core Bond Fund commenced operations on March 7, 2017.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Total Bond K6 Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$79,000	$100	$6,500	$2,100

August 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$67,000	$-	$6,100	$500

A Amounts may reflect rounding.

B Fidelity Total Bond K6 Fund commenced operations on May 25, 2017.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2018A,B	August 31, 2017A,B,C
Audit-Related Fees	$7,605,000	$9,815,000
Tax Fees	$20,000	$155,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Government Bond Index Fund’s commencement of operations.

C May include amounts billed prior to the Fidelity Flex Core Bond Fund’s commencement of operations.

Services Billed by Deloitte Entities

	August 31, 2018A	August 31, 2017A,B
Audit-Related Fees	$5,000	$-
Tax Fees	$5,000	$25,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Total Bond K6 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2018A,B	August 31, 2017A,B,C
PwC	$10,665,00	$12,580,000
Deloitte Entities	$355,000	$520,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Government Bond Index Fund’s commencement of operations.

C May include amounts billed prior to the Fidelity Flex Core Bond Fund and Fidelity Total Bond K6 Funds’ commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2018